As filed with the Securities and Exchange Commission on September 19, 2025
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[]
Post-Effective Amendment No. 10 (File No. 333-237302)	[X]
Post-Effective Amendment No. 1 (File No. 333-290378)	[X]
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 226 (File No. 811-07355)	[X]
(Check appropriate box or boxes)

RIVERSOURCE VARIABLE ACCOUNT 10
(Exact Name of Registrant)

RiverSource Life Insurance Company
(Name of Depositor)
70100 Ameriprise Financial Center, Minneapolis, MN 55474
(Address of Depositor's Principal Executive Offices) (Zip Code)
Depositor's Telephone Number, including Area Code (612) 678-5337
Nicole D. Wood, 50605 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
[]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on September 23, 2025 pursuant to paragraph (b) of Rule 485
[]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[]	on [date] pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
[]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterize the Registrant:
[]	New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
[]	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
[]
If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

[X]	Insurance Company relying on Rule 12h-7 under the Exchange Act
[]	Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

PART A.

September 23, 2025
RiverSource®
RAVA 5 Access® Variable Annuity
(Offered for contract applications signed on or after June 22, 2020)
This wrapper contains a prospectus.

Issued by: RiverSource Life Insurance Company
PRO9104_12_D02_(09/25)

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Gumer C. Alvero
President
Insurance and Annuities
RiverSource Life Insurance Company
From the President
Thank you for choosing a RiverSource® variable annuity to help you work toward your financial goals and a more confident retirement.
Your variable annuity can be a powerful tool through all the phases of your life, including growing money for your retirement, creating income in retirement and protecting your money for those you leave behind.
Consult with your financial advisor periodically to help ensure your coverage continues to provide the benefits you need as your life changes.
At RiverSource Life Insurance Company (RiverSource Life), we want to communicate with you in the most efficient and convenient way possible. That’s why we’re pleased to offer e-delivery for many of your financial documents, including this prospectus. If you haven’t yet registered for e-delivery, please consider switching in order to take advantage of these benefits:
•
Protect your financial documents from fraud, fire and other unexpected events
•
Securely store, organize and access your documents
•
Reduce the paper mail you receive from us
To learn more or to sign up for e-delivery, go to ameriprise.com/e-delivery.
Thank you for your business. By choosing RiverSource Life, you can be confident we’ll be here for you today — and tomorrow. RiverSource Life was founded in 1957, and, as a subsidiary of Ameriprise Financial, Inc., we trace our roots to 1894. We are proud of our long heritage of meeting our commitments to clients and look forward to continuing to serve you.
Sincerely,

Gumer C. Alvero
President RiverSource Insurance and Annuities
RiverSource Life Insurance Company
The guarantees offered by RiverSource annuities are backed by the strength and soundness of RiverSource Life Insurance Company and are subject to its claims-paying ability. These guarantees do not apply to the investments in the annuity, which will vary with market conditions.
Variable annuities are insurance products that are complex, long-term investment vehicles that are subject to market risk, including the potential loss of principal invested.

RiverSource Distributors, Inc. (Distributor), Member FINRA. Issued by RiverSource Life Insurance Company, Minneapolis, Minnesota. Affiliated with Ameriprise Financial Services, LLC.
© 2025 RiverSource Life Insurance Company. All rights reserved.
This page is not part of the prospectus.

Prospectus
September 23, 2025
RiverSource®
RAVA 5 Access® Variable Annuity
(Offered for contract applications signed on or after June 22, 2020)
Individual Flexible Premium Deferred Combination Fixed/Variable Annuity
Issued by:	RiverSource Life Insurance Company (RiverSource Life)
70100 Ameriprise Financial Center Minneapolis, MN 55474 Telephone: 1-800-862-7919 (Service Center) ameriprise.com/variableannuities RiverSource Variable Account 10
This prospectus contains information that you should know before investing in the RAVA 5 Access variable annuity contract (the Contract), an individual flexible premium deferred combination fixed/variable annuity contract issued by RiverSource Life Insurance Company (“RVS Life”, “we”, “us” and “our”). All material terms and conditions of the contracts, including material state variations and distribution channels, are described in this prospectus.
The contract allows you to invest your money in (i) available subaccounts investing in shares of underlying funds, each of which has a particular investment objective, investment strategies, fees and expenses; or (ii) the special dollar cost averaging (“SDCA”) fixed account and guarantee period accounts (“GPAs”)(not available for contract applications on or after 12/05/2022), each of which earn fixed interest at rates that we adjust periodically and declare when you make an allocation to that account. Additional information regarding each investment option is provided in Appendix A – Investment Options Available Under the Contract.
The contract is a complex investment and involves risks, including loss of principal. The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in taxes and tax penalties. If you remove money from the GPAs prior to 30 days before the end of the guarantee period, we will apply a market value adjustment (“MVA”), which may be positive or negative. You could lose up to 100% of the amount withdrawn from a GPA as a result of a negative MVA. Withdrawals from the contract could also reduce the amount of certain optional benefits by more than the dollar amount of the withdrawal, and such reductions could be significant.
An investment in the contract is subject to the risks related to RVS Life. Any obligations under the contract that exceed the assets of the separate account are subject to our financial strength and claims-paying ability.
If you are a new investor in the RAVA 5 Access variable annuity contract, you may cancel your contract within 10 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive your total Contract Value and will not be assessed any fees or penalties on that amount.  Alternatively, if state law requires, you will instead receive a refund of purchase payments and will not be assessed any fees or penalties.  You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.
Additional information about certain investment products, including variable annuities and market value adjusted annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

RiverSource RAVA 5 Access Variable Annuity — Prospectus 1

2 RiverSource RAVA 5 Access Variable Annuity — Prospectus

Key Terms
These terms can help you understand details about your Contract.
Accumulation unit: A measure of the value of each subaccount prior to the application of amounts to an annuity payment plan.
Annuitant: The person or persons on whose life or life expectancy the annuity payouts are based.
Annuitization start date: The date when annuity payments begin according to the applicable annuity payment plan.
Annuity payouts: An amount paid at regular intervals under one of several plans.
Assumed investment return: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your Contract. The standard assumed investment return we use is 5% but you may request we substitute an assumed investment return of 3.5%.
Beneficiary: The person you designate to receive benefits in case of your death while the Contract is in force.
Close of business: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).
Code: The Internal Revenue Code of 1986, as amended.
Contingent annuitant: The person who becomes the annuitant when the current annuitant dies prior to the annuitization start date. In the case of joint ownership, one owner must also be the contingent annuitant.
Contract value: The total value of your contract at any point in time. The contract value is the sum of the contract value in the Special DCA Fixed Account, contract value in the Variable Account, and contract value in the GPAs.
Contract year: A period of 12 months, starting on the effective date of your Contract and on each anniversary of the effective date.
Fixed Account: Part of our general account which includes the Special DCA Fixed Account. Amounts you allocate to this account earn interest at rates that we declare periodically.
Funds: A portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission (the "SEC") in which the Subaccounts invest.  May also be referred to as an underlying Fund.
Good order: We cannot process your transaction request relating to the Contract until we have received the request in good order at our Service Center. “Good order” means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in “good order”, your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the Contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. For certain transactions, at our option, we may require the signature of all Contract owners for the request to be in good order. With respect to purchase requests, “good order” also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
Guarantee Period: The number of successive 12-month periods that a guaranteed interest rate is credited.
Guarantee Period Accounts (GPAs): A nonunitized separate account to which you may allocate purchase payments or transfer contract value of at least $1,000. These accounts have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments or transfer contract value to a GPA. These guaranteed rates and periods of time may vary by state. Unless an exception applies, transfers or surrenders from a GPA done more than 30 days before the end of the guarantee period will receive a market value adjustment, which may result in a gain or loss.
Inherited Non-Qualified Stretch Annuity Contract: A specific form of non-qualified contract that is offered to beneficiaries for the purpose of taking post-death required distributions.
Market Value Adjustment (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is surrendered or transferred more than 30 days before the end of its guarantee period.
Non-Qualified Annuity: A contract which is not intended to satisfy requirements of Sections 408(b) (Individual Retirement Annuities (IRAs) including inherited IRAs), 408A (Roth IRA including inherited Roth IRA), 408(p) (SIMPLE IRA), 408(k) (Simplified Employee Pension IRA (SEP) plans), 401(a) (Custodial and investment only accounts maintained for qualified retirement plans) or 403(b) (Tax-Sheltered Annuities (TSAs) of the Code.
Owner (you, your): The person or persons identified in the Contract as owner(s) of the Contract, who has or have the right to control the Contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. During the owner’s life, the owner is responsible for taxes, regardless of whether he or she receives the Contract’s benefits. The owner or any joint owner may be a nonnatural person (e.g. irrevocable trust or corporation)

RiverSource RAVA 5 Access Variable Annuity — Prospectus 3

or a revocable trust. If any owner is a nonnatural person or a revocable trust, the annuitant will be deemed to be the owner for Contract provisions that are based on the age or life of the owner. When the Contract is owned by a revocable trust or irrevocable grantor trust, the annuitant(s) selected must be the grantor(s) of the trust to assure compliance with Section 72(s) of the Code. Any Contract provisions that are based on the age of the owner will be based on the age of the oldest owner. Any ownership change, including continuation of the Contract by your spouse under the spousal continuation provision of the Contract, redefines “owner”, “you” and “your”.
Qualified annuity: A contract that you purchase to fund a tax-deferred retirement plan that is subject to applicable federal law and any rules of the plan itself. Currently, we offer contracts only for Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code.
A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.
All other contracts are considered nonqualified annuities.
Required Distribution: Under inherited nonqualified stretch annuities, the amount required to be distributed each year for the contract to satisfy Section 72(s)(2) of the Code as it relates to the decedent (the person whose death triggered the payment of death benefit proceeds applied to the contract).
Rider: You receive a rider to your contract when you purchase optional benefits. The rider adds the terms of the optional benefit to your Contract.
Rider effective date: The date a rider becomes effective as stated in the rider.
Separate Account: An insulated segregated account, the assets of which are invested solely in an underlying Fund. We call this the Variable Account.
Service Center: Our department that processes all transaction and service requests for the Contracts. We consider all transaction and service requests received when they arrive in good order at the Service Center. Any transaction or service requests sent or directed to any location other than our Service Center may end up delayed or not processed. Our Service Center address and telephone number are listed on the first page of the prospectus.
Subaccount: A division of the Variable Account, each of which invests in one Fund.
Surrender value: The amount you are entitled to receive if you make a full surrender from your Contract. It is the Contract value immediately prior to the surrender, minus any applicable charges, plus any positive or negative market value adjustment.
Valuation date: Any normal business day, Monday through Friday, on which the NYSE is open, up to the time it closes. At the NYSE close, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If your contract anniversary is not a valuation date, your contract value for that contract anniversary will be based on close of business values on the next valuation date.
If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our Service Center before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our Service Center at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.
Variable Account: Refers to the RiverSource Variable Account 10, a Separate Account established to hold Contract owners’ assets allocated to the Subaccounts, each of which invests in a particular Fund.

4 RiverSource RAVA 5 Access Variable Annuity — Prospectus

Overview of the Contract
Purpose: The purpose of the contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments.
The contract described in this prospectus is available for limited purchases including certain qualified contracts, inherited nonqualified stretch annuities, and to accommodate certain 1035 exchanges of non-qualified contracts.
The contract offers various optional features and benefits that may help you achieve financial goals.
It may be appropriate for you if you have a long-term investment horizon and your financial goals are consistent with the terms and conditions of the contract.
If you plan to manage your investment in the contract by frequent or short-term trading, the contract is not suitable for you.
Phases of the Contract:
The contract has two phases: the Accumulation Phase and the Income Phase.
Accumulation Phase. During the Accumulation Phase, you make purchase payments by investing in: available Subaccounts, each of which has a particular investment objective, investment strategies, fees and expenses; Special DCA Fixed Account and GPAs which earn interest at rates that we adjust periodically and declare when you make an allocation to that account. These accounts, in turn, may earn returns that increase the value of the contract. If the contract value goes to zero due to underlying fund’s performance or deduction of fees, the contract(including any death benefit riders) will no longer be in force and the contract will terminate.
A list of investment options and additional information regarding each investment option available under the contract is provided in Appendix A – Investment Options Available Under the Contract.
The amount of money you accumulate under your contract depends (in part) on the performance of the Subaccounts you choose or the rates you earn on allocations to the Special DCA Fixed Account and GPAs. The GPAs have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments or transfer contract value to them. A positive or negative MVA is assessed if any portion of a Guarantee Period Account is surrendered or transferred more than thirty days before the end of its guarantee period. You could lose up to 100% of the amount withdrawn from a GPA as a result of a negative MVA. The following transactions when applied to a GPA, which we refer to as "early surrenders", are subject to an MVA when they occur more than 30 days prior to the end of the guarantee period, unless an exception applies: (i) surrenders (including full and partial surrenders, systematic withdrawals, and required minimum distributions), (ii) transfers, and (iii) annuitization. We will not apply a negative MVA to the payment of the death benefit. An MVA may increase the death benefit but will not decrease it. You may transfer money between investment options during the Accumulation Phase, subject to certain restrictions. Your contract value impacts the value of your contract’s benefits during the Accumulation Phase, including any optional benefits, as well as the amount available for withdrawal, annuitization and death benefits.
Income Phase. The Income Phase begins when you (or your beneficiary) choose to annuitize the contract. You can apply your contract value(less any applicable premium tax and/or other charges) to an annuity payout plan that begins on the annuitization start date or any other date you elect. You may choose from a variety of plans that can help meet your retirement or other income needs. We can make payouts on a fixed or variable basis, or both. You cannot take withdrawals of contract value or surrender the contract during the Income Phase.
All optional death benefits terminate after the annuitization start date.
Contract features:
•
Death Benefits. If you die during the Accumulation Phase, we will pay a death benefit to your beneficiary or beneficiaries. The contract includes a standard death benefit at no additional charge. You may be able to elect (or may have elected) one of the optional death benefits under the contract for an additional fee. Death benefits must be elected at the time that the contract is purchased. Each optional death benefit is designed to provide a greater amount payable upon death. After the death benefit is paid, the contract will terminate.
•
Surrenders. You may surrender all or part of your contract value at any time during the Accumulation Phase. If you request a full surrender, the contract will terminate. You also may establish automated partial surrenders. Surrenders may be subject to income taxes (including an IRS penalty that may apply if you surrender prior to reaching age 59½) and may have other tax consequences. Early surrenders of contract value invested in a GPA are subject to an MVA and could result in a significant negative contract adjustment. Throughout this prospectus when we use the term “Surrender” it includes the term “Withdrawal”.
•
Tax Treatment. You can transfer money between Subaccounts and GPAs without tax implications, and earnings (if any) on your investments are generally tax-deferred. Generally, earnings are not taxed until they are distributed, which may occur when making a withdrawal, upon receiving an annuity payment, or upon payment of the death benefit.

RiverSource RAVA 5 Access Variable Annuity — Prospectus 5

Additional Services:
•
Dollar Cost Averaging Programs. Automated Dollar Cost Averaging allows you, at no additional cost, to transfer a set amount monthly between Subaccounts. Special Dollar Cost Averaging (SDCA), only available for new purchase payments, allows the systematic transfer from the Special DCA fixed account to one or more eligible Subaccounts over a 6- or 12-month period.
•
Asset Rebalancing. Allows you, at no additional cost, to automatically rebalance the Subaccount portion of your contract value on a periodic basis.
•
Income Guide. An optional service, currently offered without charge, which provides reporting and monitoring of withdrawals you take from your contract.
•
Automated Partial Surrenders. An optional service allowing you to set up automated partial surrenders from the GPAs, Special DCA fixed account or the Subaccounts.
•
Electronic Delivery. You may register for the electronic delivery of your current prospectus and other documents related to your contract.

6 RiverSource RAVA 5 Access Variable Annuity — Prospectus

Important Information You Should Consider About the Contract
	FEES, EXPENSES, AND ADJUSTMENTS	Location in Statutory Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. A positive or negative MVA is assessed if any portion of a GPA is surrendered or transferred more than thirty days before the end of its guarantee period. You could lose up to 100% of the amount withdrawn from a GPA as a result of a negative MVA.
For example, if you allocate $100,000 to a GPA with a 3-year guarantee period and later withdraw the entire amount before the 3 years have ended, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay taxes and tax penalties.
The following transactions when applied to a GPA, which we refer to as
"early surrenders", are subject to an MVA when they occur more than
30 days prior to the end of the guarantee period, unless an exception applies: (i) surrenders (including full and partial surrenders, systematic withdrawals, and required minimum distributions), (ii) transfers, and
(iii) annuitization. We will not apply a negative MVA to the payment of the death benefit. An MVA may increase the death benefit but will not decrease
it.
Charges and Adjustments – Transaction Expenses – Surender Charge for Fixed Annuity Payout Plans Charges and Adjustments – Adjustments – Market Value Adjustments
Are There Transaction Charges?	No. Other than negative MVAs, we do not assess any transaction charges.

RiverSource RAVA 5 Access Variable Annuity — Prospectus 7

	FEES, EXPENSES, AND ADJUSTMENTS			Location in Statutory Prospectus
Are There Ongoing Fees and Expenses?
Yes. The table below describes the current fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
				Fee Table and Examples Charges and Adjustments – Annual Contract Expenses Appendix A: Investment Options Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract (varies by size of Contract Value)(1)	0.96%	0.96%
	Fund options (Funds fees and expenses)(2)	0.38%	2.44%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)(3)	0.10%	1.00%
(1) As a percentage of average daily contract value in the variable account. Includes the
Mortality and Expense Fee and contract administrative charge.
(2) As a percentage of Fund net assets.
(3) As a percentage of Contract Value or the greater of Contract Value or applicable guaranteed benefit amount (varies by optional benefit). The Minimum is a percentage of average daily Contract value in the Variable Account. The Maximum is a percentage of the greater of Contract value or guaranteed death benefit.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add negative MVAs that substantially increase costs.

	Lowest Annual Cost: $1,225	Highest Annual Cost: $2,530
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Contract features and Fund fees
and expenses
•No optional benefits
•No sales charge
•No additional purchase payments,
transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Contract features, optional
benefits and Fund fees and
expenses
•No sales charge
•No additional purchase payments,
transfers or withdrawals

	RISKS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract including loss of principal.			Principal Risks of Investing in the Contract

8 RiverSource RAVA 5 Access Variable Annuity — Prospectus

	RISKS	Location in Statutory Prospectus
Is this a Short-Term Investment?
No.
•The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•Surrenders may also be subject to taxes and tax penalties.
•Surrenders from a GPA prior to 30 days before the end of the guarantee period may also result in a negative MVA. During the 30-day period ending on the last day of the guarantee period, you may choose to start a new guarantee period of the same length, transfer the contract value from the current GPA to any of the investment options available under the Contract, apply the contract value to an annuity payout plan, or surrender the value from the current GPA(all subject to applicable surrender, transfer, and annuitization provisions). If we do not receive any instructions by the end of the guarantee period, we will automatically transfer the contract value from the current GPA into the shortest GPA term available.
•The benefits of tax deferral and long-term income mean the contract is generally more beneficial to investors with a long term investment horizon.
Principal Risks of Investing in the Contract Charges and Adjustments – Adjustments – Market Value Adjustments
What Are the Risks Associated with the Investment Options?
•An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.
•Each investment option (including under the GPAs and any Fixed Account investment options) investment options has its own unique risks.
•You should review the investment options before making any investment decisions.
Principal Risks of Investing in the Contract The Variable Account and the Funds The “Nonunitized” Separate Account and Guarantee Period Accounts (GPAs) The Fixed Account
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to us. Any obligations (including under the Fixed Account) or guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about RiverSource
Life, including our financial strength ratings, is available by contacting us at
1-800-862-7919.
Principal Risks of Investing in the Contract The General Account
RESTRICTIONS
Are There Restrictions on the Investment Options?
Yes.
•Subject to certain restrictions, you may transfer your Contract value among the subaccounts without charge at any time before the
annuitization start date, and once per contract year after the annuitization start date.
•Certain transfers out of the GPAs will be subject to an MVA.
•GPAs(available for applications dated prior to 12/5/2022) are subject to certain restrictions
•We reserve the right to modify, restrict or suspend your transfer privileges if we determine that your transfer activity constitutes market timing.
•We reserve the right to add, remove or substitute Funds as investment options. We also reserve the right, upon notification to you, to close or restrict any Funds.
Making the Most of Your Contract – Transferring Among Accounts Substitution of Investments

RiverSource RAVA 5 Access Variable Annuity — Prospectus 9

	RESTRICTIONS	Location in Statutory Prospectus
Are There any Restrictions on Contract Benefits?
Yes.
•Certain optional benefits limit or restrict the investment options you may select under the Contract. If you later decide you do not want to invest in those approved investment options, you must request a full surrender.
•We may stop offering an optional benefit at any time for new sales.
Optional Benefits – Enhanced Legacy Benefit – Investment Allocation Restriction
TAXES
What Are the Contract’s Tax Implications?
•Consult with a tax advisor to determine the tax implications of an investment in and payments and withdrawals received under this
Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account, you do not get any additional tax benefit.
•Earnings under your contract are taxed at ordinary income tax rates generally when withdrawn. You may have to pay a tax penalty if you take a withdrawal before age 59½.
Taxes
CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?
Your investment professional may receive compensation for selling this
Contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This financial incentive may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.
About the Service Providers
Should I Exchange My Contract?
If you already own an annuity or insurance Contract, some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should only exchange a Contract you already own if you determine, after comparing the features, fees, and risks of both
Contracts, that it is better for you to purchase the new Contract rather than continue to own your existing Contract.
Buying Your Contract – Contract Exchanges

10 RiverSource RAVA 5 Access Variable Annuity — Prospectus

Fee Table and Examples
The following tables describe the fees, expenses and adjustments that you will pay when buying, owning, surrendering, or making withdrawals from an investment option or from the Contract. Please refer to your Contract Data page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract. State premium taxes also may be deducted.

Transaction Expenses

Surrender Charge for Fixed Annuity Payout Plans
(As a percentage of the present value of the remaining guaranteed payouts.)
Number of Completed Years Since Annuitization*	Surrender charge percentage
1	5%
2	4
3	3
4	2
5	1
6 and thereafter	0
*We do not permit surrenders in the first year after annuitization.
The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of contract value is removed from an investment option before the expiration of a specified period.

Adjustments

MVA Maximum Potential Loss (as a percentage of amount withdrawn from a GPA)(1)	100%
(1)
The following transactions when applied to a GPA, which we refer to as "early surrenders", are subject to an MVA when they occur more than 30 days prior to the end of the guarantee period, unless an exception applies: (i) surrenders (including full and partial surrenders, systematic withdrawals, and required minimum distributions), (ii) transfers, and (iii) annuitization. We will not apply a negative MVA to the payment of the death benefit. An MVA may increase the death benefit but will not decrease it.
The next table describes the fees and expenses that you will pay each year during the time that you own the contract (not including Funds fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses

Administrative Expenses
(assessed annually and upon full surrender)
Annual contract administrative charge*	Maximum: $50	Current: $50
Annual contract administrative charge if your contract value equals or exceeds $50,000	Maximum: $20	Current: $0
* Upon full surrender of the contract, we will assess this charge even if your contract value equals or exceeds $50,000.
Base Contract Expenses(1)
(As a percentage of average daily contract value in the variable account)
Standard Death Benefit	Maximum/Current: 0.95%
(1) Base Contract Expenses are called Mortality and Expense Risk Fees in the Contract and elsewhere in this prospectus.
Optional Benefit Expenses
Optional Death Benefits
You may select one of the following optional death benefit riders for an additional fee.
ROPP Death Benefit	Maximum/Current: 0.35%
MAV Death Benefit	Maximum/Current: 0.25%
5-year MAV Death Benefit	Maximum/Current: 0.10%
If you choose one of the above optional death benefits, we will add the rider fee to your mortality and expense risk fee.

RiverSource RAVA 5 Access Variable Annuity — Prospectus 11

Benefit Protector Death Benefit rider fee	Maximum: 0.25%	Current: 0.25%
(As a percentage of contract value charged annually on the contract anniversary.)
Enhanced LegacySM Benefit fee	Maximum: 1.75%	Current*: 1.00%
(Charged annually on the contract anniversary. Prior to age 86, the charge is calculated by multiplying the annual rider fee by the greater of the ROPP value, Accumulation Death Benefit (ADB) value (after any increase is added) or MAV or the contract value. On or following age 86, the charge is calculated by multiplying the annual rider fee by the greater of the ROPP value, ADB value (after any increase is added) or MAV.)
*For contracts with application dates before 10/16/2023, the Current fee is 0.95%.
The next table shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of funds available under the contract, including their annual expenses, may be found in Appendix A.

Annual Fund Expenses(1)

Total Annual Fund Expenses	Minimum(%)	Maximum(%)
(expenses deducted from the Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.38	2.44
(1)
Total annual Fund operating expenses are deducted from amounts that are allocated to the Fund. They include management fees and other expenses and may include distribution (12b-1) fees. Other expenses may include service fees that may be used to compensate service providers, including us and our affiliates, for administrative and contractowner services provided on behalf of the Fund. The amount of these payments will vary by Fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. Distribution (12b-1) fees are used to finance any activity that is primarily intended to result in the sale of Fund shares. Because 12b-1 fees are paid out of Fund assets on an ongoing basis, you may pay more if you select Subaccounts investing in Funds that have adopted 12b-1 plans than if you select Subaccounts investing in Funds that have not adopted 12b-1 plans. For a more complete description of each Fund’s fees and expenses and important disclosure regarding payments the Fund and/or its affiliates make, please review the Fund’s prospectus and SAI.
Examples
These examples are intended to help you compare the cost of investing in the contract. These costs include Transaction Expenses, Annual Contract Expenses, and Annual Fund expenses.
The examples assume all contract value is allocated to the subaccounts. The examples do not reflect the MVA that only applies to GPAs. Your costs could differ from those shown below if you invest in the GPAs or fixed account investment options.
These examples assume that you invest $100,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year. The “Maximum” example further assumes the most expensive combination of Annual Contract Expenses reflecting the maximum charges, Annual Fund Expenses and optional benefits available. The “Minimum” example further assumes the least expensive combination of Annual Contract Expenses reflecting the current charges, Annual Fund Expenses and that no optional benefits are selected. Although your actual costs may be higher or lower, based on these assumptions your maximum and minimum costs would be:
Maximum Expenses. These examples assume that you select optional Enhanced Legacy Benefit. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$3,068	$9,284	$15,750	$33,068	$3,018	$9,234	$15,700	$33,018
Minimum Expenses. These examples assume that you have the Standard Death Benefit and do not select any optional benefits. Although your actual costs may be higher, based on these assumptions your costs would be:
If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$1,413	$4,290	$7,380	$16,144	$1,363	$4,240	$7,330	$16,094
THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE CONTRACT VALUE TO ANY OTHER AVAILABLE SUBACCOUNTS.

12 RiverSource RAVA 5 Access Variable Annuity — Prospectus

Principal Risks of Investing in the Contract
Risk of Loss. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
Short-Term Investment Risk. This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income mean that this contract is more beneficial to investors with a long-term investment horizon.
Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the contract. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A positive or negative MVA is assessed if any portion of a Guarantee Period Account is surrendered or transferred more than thirty days before the end of its guarantee period. You could lose up to 100% of your investment in a GPA as a result of a negative MVA. A withdrawal may reduce the value of your standard and optional benefits. A total withdrawal (surrender) will result in the termination of your contract.
Subaccount Risk. Amounts that you invest in the subaccounts are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the subaccounts that you select make money, your contract value goes up, and if they lose money, your contract value goes down. Each subaccount’s performance depends on the performance of its underlying Fund. Each underlying Fund has its own investment risks, and you are exposed to the Fund’s investment risks when you invest in a subaccount. You are responsible for selecting subaccounts that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. For risks associated with any Fixed Account options, see Financial Strength and Claims-Paying Ability Risk below.
GPA Risk. Each GPA pays an interest rate declared by us when you make an allocation to that account and is fixed for the guarantee period you choose. We will periodically change the declared interest rate for future allocations to these accounts at our discretion based, in part, on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and RiverSource Life's revenues and expenses.
We guarantee the contract value allocated to the GPAs, including interest credited, if you do not make any transfers or surrenders from the GPA prior to 30 days before the end of the guarantee period. At all other times, and unless an exception applies, we will apply a MVA if you surrender or transfer contract value from a GPA or you elect an annuity payout plan while you have contract value invested in a GPA. The MVA may be negative, positive or result in no change depending on how the guaranteed interest rate on your GPA compares to the new interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. You bear the risk of loss of principal due to a negative MVA. Partial surrenders will reduce certain death benefits proportionally based on the percentage of contract value that is withdrawn and if you request a partial surrender from the GPAs that will give you the net amount you requested after we apply any applicable MVA, a negative MVA will increase the impact of the partial surrender on the value of the death benefit.
Selection Risk. The optional benefits under the contract were designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose, or may not have chosen, the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may not be elected after your contract is issued. In addition, if you elected an optional benefit and if the contingencies upon which the benefit depend never occur, you will have paid for an optional benefit that did not provide a financial benefit. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit.
Investment Restrictions Risk. Certain optional benefits limit the investment options that are available to you and limit your ability to take certain actions under the contract. These investment requirements are designed to reduce our risk that we will have to make payments to you from our own assets. In turn, they may also limit the potential growth of your contract value and the potential growth of your guaranteed benefits. This may conflict with your personal investment objectives.
Managed Volatility Fund Risk. The Portfolio Stabilizer funds are managed volatility funds that employ a strategy designed to reduce overall volatility and downside risk. These risk management techniques help us manage our financial risks associated with the contract’s guarantees, like death benefits, because they reduce the incidence of extreme outcomes including the probability of large gains or losses. However, these strategies can also limit your participation in rising equity markets, which may limit the potential growth of your contract value and the potential growth of your guaranteed benefits and may therefore conflict with your personal investment objectives. Certain Funds advised by our affiliate, Columbia Management, employ such risk management strategies. If you elect certain optional benefits under the contract, we require you to invest in these funds, which may limit your ability to increase your benefit. Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds.

RiverSource RAVA 5 Access Variable Annuity — Prospectus 13

Purchase Payment Risk. Your ability to make subsequent purchase payments is subject to restrictions. We reserve the right to limit or restrict purchase payments in certain contract years or based on age, and in conjunction with certain optional death benefit riders with advance notice. Also, our prior approval may be required before accepting certain purchase payments. We reserve the right to limit certain annuity features (for example, investment options) if prior approval is required. There is no guarantee that you will always be permitted to make purchase payments.
Contract Changes Risk. We reserve the right to make certain changes in the future, subject to applicable law. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. We reserve the right to add, remove or substitute approved investment options at any time and in our sole discretion. We reserve the right to close or restrict approved investment options in our sole discretion. For certain optional living benefits, we also reserve the right to add, remove or modify allocation plans and requirements in our sole discretion.
Financial Strength and Claims-Paying Ability Risk. All guarantees under the contract that are paid from our general account (including under any Fixed Account option)  are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
Cybersecurity Risk. Increasingly, businesses are dependent on the continuity, security, and effective operation of various technology systems. The nature of our business depends on the continued effective operation of our systems and those of our business partners.
This dependence makes us susceptible to operational and information security risks from cyber-attacks. These risks may include the following:
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the corruption or destruction of data;
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theft, misuse or dissemination of data to the public, including your information we hold; and
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denial of service attacks on our website or other forms of attacks on our systems and the software and hardware we use to run them.
These attacks and their consequences can negatively impact your contract, your privacy, your ability to conduct transactions on your contract, or your ability to receive timely service from us. The risk of cyberattacks may be higher during periods of geopolitical turmoil. There can be no assurance that we, the underlying funds in your contract, or our other business partners will avoid losses affecting your contract due to any successful cyber-attacks or information security breaches.
Potential Adverse Tax Consequences. Tax considerations vary by individual facts and circumstances. Tax rules may change without notice. Generally, earnings under your contract are taxed at ordinary income tax rates when withdrawn. You may have to pay a tax penalty if you take a withdrawal before age 59 ½. If you purchase a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral beyond what is provided in that retirement plan. Consult a tax professional.
The Variable Account and the Funds
The Variable Account: The Variable Account was established under Minnesota law on Aug. 23, 1995.The Variable Account, consisting of subaccounts, is registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.
The Variable Account meets the definition of a separate account under federal securities laws. Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of RiverSource Life’s other assets. The Variable Account’s assets are held separately from RiverSource Life’s assets and are not chargeable with liabilities incurred in any other business of RiverSource Life.  RiverSource Life is obligated to pay all amounts promised to contract owners under the contracts. The Variable Account includes other subaccounts that are available under contracts that are not described in this prospectus.
The IRS has issued guidance on investor control but may issue additional guidance in the future. We reserve the right to modify the contract or any investments made under the terms of the contract so that the investor control rules do not apply to treat the contract owner as the owner of the subaccount assets rather than the owner of an annuity contract. If the contract is not treated as an annuity contract for tax purposes, the owner may be subject to current taxation on any current or accumulated income credited to the contract.
We intend to comply with all federal tax laws so that the contract qualifies as an annuity for federal tax purposes. We reserve the right to modify the contract as necessary in order to qualify the contract as an annuity for federal tax purposes.

14 RiverSource RAVA 5 Access Variable Annuity — Prospectus

The Funds: The contract currently offers Subaccounts investing in shares of the Funds. Contract value allocated to a Subaccount will vary based on the investment experience of the corresponding Fund in which the Subaccount invests. There is a risk of loss of the entire amount invested. Information regarding each Fund, including (i) its name, (ii) its investment objective, (iii) its investment adviser and any sub-investment adviser, (iv) current expenses, and (v) performance may be found in Appendix A to this prospectus.
Please read the Funds’ prospectuses carefully for facts you should know before investing. These prospectuses containing more detailed information about the Funds are available by contacting us at 70100 Ameriprise Financial Center, Minneapolis, MN 55474, telephone: 1-800-862-7919, website: Ameriprise.com/variableannuities.
•
Investment objectives: The investment managers and advisers cannot guarantee that the Funds will meet their investment objectives.
•
Fund name and management: An underlying Fund in which a Subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.
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Eligible purchasers: All Funds are available to serve as underlying funds for variable annuities and variable life insurance policies. The Funds are not available to the public (see “Fund name and management” above). Some Funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the Funds’ providers do not currently foresee any such disadvantages, the boards of directors or trustees of each Fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate Fund providers for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate Funds. Please refer to the Funds’ prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each Fund intends to comply with the diversification requirements under Section 817(h) of the Code.
•
Asset allocation programs may impact Fund performance: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a Fund in which your Subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a Fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the Fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A Fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the Funds.
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Funds available under the contract: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each Fund and the contract charges we impose. We select the underlying funds in which the Subaccounts initially invest and when there is substitution (see “Substitution of Investments”). We also make all decisions regarding which Funds to retain in a contract, which Funds to add to a contract and which Funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to Fund performance, Fund expenses, classes of Fund shares available, size of the Fund and investment objectives and investing style of the Fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other Funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation of a Fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the Fund and support of marketing and distribution expenses incurred with respect to the Fund.
Model portfolios: Your financial advisor may develop subaccount allocation recommendations based on model portfolios created by affiliated and non-affiliated model providers. Model portfolio providers have a financial interest in providing the model portfolios, although they do not receive a fee. To the extent the model portfolios favor Funds advised or sub-advised by Columbia Management or Columbia Wanger, it is more profitable for Ameriprise Financial, Inc. and its affiliates. Model portfolios do not take into account the investment objectives, financial situation, risk profile or particular needs of an individual investor. A model portfolio does not protect against the risk of loss or guarantee performance.

RiverSource RAVA 5 Access Variable Annuity — Prospectus 15

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Money Market fund yield: In low interest rate environments, money market fund yields may decrease to a level where the deduction of fees and charges associated with your contract could result in negative net performance, resulting in a corresponding decrease in your contract value.
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Conflicts of Interest with Certain Funds Advised by Columbia Management. We are an affiliate of Ameriprise Financial, Inc., which is the parent company of Columbia Management Investment Advisers, LLC (Columbia Management). Columbia Management acts as investment adviser to several funds of funds, including Portfolio Navigator and Portfolio Stabilizer funds. As such, it retains full discretion over the investment activities and investment decisions of the Funds. These funds invest in other registered mutual funds. In providing investment advisory services for the funds and the underlying funds in which those funds respectively invest, Columbia Management is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because Columbia Management Investment Advisers or one of its affiliates serves as the investment adviser to the underlying funds and may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund.
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Revenue we receive from the Funds and potential conflicts of interest:
Expenses We May Incur on Behalf of the Funds
When a Subaccount invests in a Fund, the Fund holds a single account in the name of the Variable Account. As such, the Variable Account is actually the shareholder of the fund. We, through our Variable Account, aggregate the transactions of numerous contract owners and submit net purchase and redemption requests to the Funds on a daily basis. In addition, we track individual contract owner transactions and provide confirmations, periodic statements, and other required mailings. These costs would normally be borne by the fund, but we incur them instead.
Besides incurring these administrative expenses on behalf of the funds, we also incur distributions expenses in selling our contracts. By extension, the distribution expenses we incur benefit the funds we make available due to contract owner elections to allocate purchase payments to the funds through the Subaccounts. In addition, the funds generally incur lower distribution expenses when offered through our Variable Account in contrast to being sold on a retail basis.
A complete list of why we may receive this revenue, as well as sources of revenue, is described in detail below.
Payments the Funds May Make to Us
We or our affiliates may receive from each of the Funds, or their affiliates, compensation including but not limited to expense payments. These payments are designed in part to compensate us for the expenses we may incur on behalf of the Funds. In addition to these payments, the Funds may compensate us for wholesaling activities or to participate in educational or marketing seminars sponsored by the Funds.
We or our affiliates may receive revenue derived from the 12b-1 fees charged by the Funds. These fees are deducted from the assets of the Funds. This revenue and the amount by which it can vary may create conflicts of interest. The amount, type, and manner in which the revenue from these sources is computed vary by Fund.
Conflicts of Interest These Payments May Create
When we determined the charges to impose under the contracts, we took into account anticipated payments from the Funds. If we had not taken into account these anticipated payments, the charges under the contract would have been higher. Additionally, the amount of payment we receive from a Fund or its affiliate may create an incentive for us to include that Fund as an investment option and may influence our decision regarding which Funds to include in the Variable Account as subaccount options for contract owners. Funds that offer lower payments or no payments may also have corresponding expense structures that are lower, resulting in decreased overall fees and expenses to shareholders.
We offer Funds managed by our affiliates Columbia Management and Columbia Wanger Asset Management, LLC (Columbia Wanger). We have additional financial incentive to offer our affiliated funds because additional assets held by them generally results in added revenue to us and our parent company, Ameriprise Financial, Inc. Additionally, employees of Ameriprise Financial, Inc. and its affiliates, including our employees, may be separately incented to include the affiliated funds in the products, as employee compensation and business unit operating goals at all levels are tied to the success of the company. Currently, revenue received from our affiliated funds comprises the greatest amount and percentage of revenue we derive from payments made by the Funds.
The Amount of Payments We Receive from the Funds
We or our affiliates receive revenue which ranges up to 0.65% of the average daily net assets invested in the Funds through this and other contracts we and our affiliates issue.
Why revenues are paid to us: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive revenue, including but not limited to expense payments and non-cash compensation, for various purposes:
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Compensating, training and educating financial advisors who sell the contracts.
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Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.

16 RiverSource RAVA 5 Access Variable Annuity — Prospectus

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Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to contract owners, authorized selling firms and financial advisors.
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Providing sub-transfer agency and shareholder servicing to contract owners.
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Promoting, including and/or retaining the Fund’s investment portfolios as underlying Funds in the contracts.
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Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.
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Furnishing personal services to contract owners, including education of contract owners regarding the Funds, answering routine inquiries regarding a Fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).
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Subaccounting services, transaction processing, recordkeeping and administration.
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Sources of revenue received from affiliated funds: The affiliated funds are managed by Columbia Management or Columbia Wanger. The sources of revenue we receive from these affiliated funds, or from the funds’ affiliates, may include, but are not necessarily limited to, the following:
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Assets of the Fund’s adviser, sub-adviser, transfer agent, distributor or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the Fund or on the actual cost of certain services we provide with respect to the Fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.
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Compensation paid out of 12b-1 fees that are deducted from Fund assets.
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Sources of revenue received from unaffiliated funds: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds’ affiliates, may include, but are not necessarily limited to, the following:
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Assets of the Fund’s adviser, sub-adviser, transfer agent, distributor or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the Fund or on the actual cost of certain services we provide with respect to the Fund. We receive this revenue in the form of a cash payment.
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Compensation paid out of 12b-1 fees that are deducted from Fund assets.
The “Nonunitized” Separate Account and the Guarantee Period Accounts (GPAs)
The “Nonunitized” separate account: We hold amounts You allocate to the GPAs in a “nonunitized” separate account, which is maintained by Us and segregated from our general assets and the Variable Account. This separate account provides an additional measure of assurance that We will make full payment of amounts due under the GPAs. Unlike the Variable Account (i.e., a unitized separate account), which has subaccounts and accumulation units, We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to Your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company’s general account. See “The General Account” for more information.
The GPAs: The contract currently offers GPAs that earn fixed interest during guarantee periods ranging from 1 to 10 years. The available guarantee periods may vary by state. The GPAs are not available for contract applications dated on or after 12/5/2022. The GPAs may not be available for contracts  in some states (currently not available in Connecticut, Illinois and Oregon). Information regarding each GPA, including (i) its name, and (ii) its term may be found in Appendix A to this prospectus.
Currently, unless you have elected  the Enhanced Legacy Benefit, you may allocate purchase payments to one or more of the GPAs with guarantee periods declared by us. These periods of time may vary by state. The required minimum investment in each GPA is $1,000. Each GPA pays an interest rate that is declared at the time of Your allocation to that account. Interest is credited daily. That interest rate is fixed for the guarantee period that You chose. We may periodically change the declared interest rate for any future allocations to these accounts, but We will not change the rate paid on any Contract Value already allocated to a GPA. The interest rates that We will declare as guaranteed rates in the future are determined by us at our discretion. These rates generally will be based on factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and RiverSource Life’s revenues and expenses. Contact our Service Center at the number listed on the cover page of this prospectus for current interest rates.
A positive or negative MVA is assessed if any portion of a GPA is surrendered or transferred more than thirty days before the end of its guarantee period. You could lose up to 100% of the amount withdrawn from a GPA as a result of a negative MVA. The following transactions when applied to a GPA, which we refer to as "early surrenders", are subject to

RiverSource RAVA 5 Access Variable Annuity — Prospectus 17

an MVA when they occur more than 30 days prior to the end of the guarantee period, unless an exception applies: (i) surrenders (including full and partial surrenders, systematic withdrawals, and required minimum distributions), (ii) transfers, and (iii) annuitization. We will not apply a negative MVA to the payment of the death benefit. An MVA may increase the death benefit but will not decrease it. We will not apply an MVA to Contract Value You transfer or surrender out of the GPAs during the 30-day period ending on the last day of the guarantee period. For more information about the MVA, see “Charges and Adjustments – Adjustments – Market Value Adjustments.”
During the 30 day window which precedes the end of Your GPA investment’s guarantee period, You may elect one of the following options: (i) reinvest the Contract Value in a new GPA with the same guarantee period; (ii) transfer the Contract Value to a GPA with a different guarantee period; (iii) transfer the Contract Value to any of the subaccounts or surrender the Contract Value (subject to applicable surrender and transfer provisions). We will send You a letter prior to the end of Your guarantee period that lists the available GPAs or You can contact our Service Center at the number listed on the cover page of this prospectus for the GPAs currently available to You. If We do not receive any instructions by the end of Your guarantee period, We will automatically transfer the Contract Value into the shortest GPA term offered in Your state.
The General Account
The general account includes all assets owned by RiverSource Life, other than those in the Variable Account and our other separate accounts. Subject to applicable state law, we have sole discretion to decide how assets of the general account will be invested. The assets held in our general account support the guarantees under your contract including any optional benefits offered under the contract. These guarantees are subject to the claims-paying ability and financial strength of RiverSource Life. You should be aware that our general account is exposed to many of the same risks normally associated with a portfolio of fixed-income securities including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of annuities and financial instruments and products as well, and these obligations are satisfied from the assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account. The fixed account is supported by our general account that we make available under the contract.
The Fixed Account
Amounts allocated to the fixed account are part of our general account. The fixed account includes the Special DCA fixed account. We credit interest daily on amounts you allocate to the fixed account at rates we determine from time to time at our discretion. Interest rates credited in excess of the guaranteed rate generally will be based on various factors related to future investment earnings. The guaranteed minimum interest rate on amounts invested in the fixed account may vary by state and contract issue year, but it will be shown on your Contract Data page and will not be lower than the minimum allowed under state law. We back the principal and interest guarantees relating to the fixed account. These guarantees are subject to the creditworthiness and continued claims-paying ability of RiverSource Life. Information regarding each fixed account option, including (i) its name, (ii) its term, and (iii) its historical minimum guaranteed interest rates may be found in Appendix A to this prospectus.
One year after receipt of each purchase payment or transfer, the rate for the payment or transfer amount, and its accumulated interest, may change. Interest will accrue at revised rates determined by us and at our discretion. These rates may be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company’s revenues and expenses. However, the rate will never be less than the fixed account minimum interest rate required under state law. Your interest rate for each purchase payment or transfer will never change more frequently than annually.
Because of exemptive and exclusionary provisions, we have not registered interests in the fixed account as securities under the Securities Act of 1933 nor have any of these accounts been registered as investment companies under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in the fixed account are subject to the provisions of these Acts.
The fixed account has not been registered with the SEC. Disclosures regarding the fixed account, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.
The Special DCA Fixed Account
You may allocate purchase payments to the Special DCA fixed account. You may not transfer contract value to the Special DCA fixed account.
You may allocate your entire purchase payment to the Special DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the Special DCA fixed account.

18 RiverSource RAVA 5 Access Variable Annuity — Prospectus

In accordance with your investment instructions, we transfer amounts from the Special DCA fixed account to the subaccounts so that, at the end of the Special DCA fixed account term, the balance of the Special DCA fixed account is zero. The amount of each transfer equals the remaining Special DCA fixed account value on the date of the transfer divided by the number of remaining transfers in the program. You may not change the amount of transfers. The first Special DCA monthly transfer occurs one day after we receive your payment.
The value of the Special DCA fixed account increases when we credit interest to the Special DCA fixed account and decreases when we make monthly transfers from the Special DCA fixed account. When you allocate a purchase payment to the Special DCA fixed account, the interest rates applicable to that purchase payment will be the rates in effect for the Special DCA fixed account term you choose on the date we receive your purchase payment. The applicable interest rate is guaranteed for the length of the term for the Special DCA fixed account term you choose. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit interest only on the declining balance of the Special DCA fixed account; we do not credit interest on amounts that have been transferred from the Special DCA fixed account. As a result, the net effective interest rates we credit will be less than the declared annual effective rates. We will credit the Special DCA fixed account with interest on the date we receive your purchase payment, regardless of the length of the term you select. We reserve the right to declare different annual effective rates for the Special DCA fixed accounts with terms of differing length.
Alternatively, you may allocate your purchase payment to any combination of the following which equals one hundred percent of the amount you invest:
•
the Special DCA fixed account for a six month term;
•
the Special DCA fixed account for a twelve month term;
•
the approved investment options for the Enhanced Legacy Benefit;
•
to the subaccounts, unless you have elected the Enhanced Legacy Benefit.
Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another Special DCA fixed account and allocate new purchase payments to it.
You may discontinue any Special DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the Special DCA fixed account: 1) to the approved investment options, if the Enhanced Legacy Benefit is elected, 2) in accordance with your investment instructions to us if the Enhanced Legacy Benefit is not elected.
Dollar-cost averaging from the Special DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For an example of how Special DCA dollar-cost averaging works, see table below showing the Special DCA fixed account for a six month term.
How Special dollar-cost averaging works
By spreading the investment over the term of the Special DCA		Date	SDCA Balance	Portion Transferred	Amount Transferred	Accumulation unit value	Number of units purchased
you automatically buy more units when the per unit market price is low		Jan 15th	$5,000.00
		Jan 16th	5,000.14	1/6	$833.36	$18	46.30
	→	Feb 16th	4,170.30	1/5	834.06	15	55.60
and fewer units when the per unit market price is high.		Mar 16th	3,338.79	1/4	834.70	19	43.93
		April 16th	2,506.20	1/3	835.40	17	49.14
	→	May 16th	1,672.17	1/2	836.09	21	39.81
		Jun 16th	836.79	1/1	836.79	20	41.84
You paid an average price of $18.11 per unit over the 6 months, while the average market price actually was $18.33.
Buying Your Contract
The RAVA 5 Access contract described in this prospectus is available for limited purchases including certain qualified contracts, inherited nonqualified stretch annuities, and to accommodate certain 1035 exchanges of non-qualified contracts. You must complete an application and send it along with your initial purchase payment to our Service Center. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information, we reserve the right to refuse to issue your contract or take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the contract. You may buy a qualified or nonqualified annuity. Generally, you can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations.

RiverSource RAVA 5 Access Variable Annuity — Prospectus 19

Under inherited nonqualified stretch annuities, all purchase payments must be received in the form of death benefit proceeds from a nonqualified annuity contract through a tax-free exchange pursuant to Section 1035 of the Code and the owner and annuitant must be the same individual.
You cannot own a qualified annuity or inherited nonqualified stretch annuity in joint tenancy. You can buy a contract if you are 90 or younger on the date contract is issued.
When you apply, you may select (if available in your state):
•
GPAs*, subaccounts and/or the Special DCA fixed account in which you want to invest;
•
how you want to make purchase payments;
•
a beneficiary;
•
one of the following optional death benefit riders:
–
ROPP Death Benefit**;
–
MAV Death Benefit; or
–
5-Year MAV Death Benefit.
•
One of the additional optional death benefit riders (depending upon the optional death benefit rider selected):
–
Benefit Protector Death Benefit; or
–
Enhanced Legacy Benefit.
* The GPAs are not available for contracts with applications dated on or after 12/5/2022.
** For contracts with applications dated on or after 12/5/2022, available if you are age 81 or older. For contracts with applications dated prior to 12/5/2022, available if you are age 80 or older.
We restrict investment options if you select an Enhanced Legacy Benefit and you are required to allocate your purchase payments and contract value to the approved investment options, as described in the “Investment Allocation Restrictions for Certain Benefit Riders” section in this prospectus.
The contract provides for allocation of purchase payments to the subaccounts of the variable account, to the GPAs and/or to the Special DCA fixed account subject to the $1,000 required minimum investment for the GPAs.
If your application is complete, we will process it and apply your purchase payment to your investment selections within two business days after we receive it at our Service Center. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete.
We will credit additional eligible purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our Service Center before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our Service Center at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.
You may make regular payments to your contract under a scheduled payment plan (not allowed for inherited non-qualified stretch annuities). You must make an initial purchase payment of $2,000 or $10,000 depending on the tax qualification (see “Buying Your Contract — Purchase Payments”). Once the required initial purchase payment amount has been met, you can begin the scheduled payment plan by sending a completed form to the Service Center. Certain qualified plan applications allow the establishment of a scheduled payment plan without meeting the required initial purchase payment amount. Contact your financial advisor for details. There is no charge for the scheduled payment plan. You can stop your scheduled payment plan at any time.
Free look
You may return your contract to your financial advisor or to our Service Center within the time stated on the first page of your contract and receive a full refund of the contract value. The valuation date will be the date your request is received at our Service Center. (For California residents, the valuation date will be the earlier of the date your contract is returned to your financial advisor or to our corporate office). We will not deduct any contract charges or fees. However, you bear the investment risk from the time of purchase until you return the contract and any positive or negative market value adjustment will apply; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments, if greater than contract value.)
Householding and delivery of certain documents
With your prior consent, RiverSource Life and its affiliates may use and combine information concerning accounts owned by members of the same household and provide a single paper or electronic copy of certain documents to that household. This householding of documents may include prospectuses, supplements, annual reports, semiannual

20 RiverSource RAVA 5 Access Variable Annuity — Prospectus

reports and proxies. Your authorization remains in effect unless we are notified otherwise. If you wish to continue receiving multiple copies of these documents, you can opt out of householding by calling us at 1.866.273.7429. Multiple mailings will resume within 30 days after we receive your opt out request.
Contract Exchanges
You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Generally, you can exchange one nonqualified annuity for another or for a qualified long-term care insurance policy in a “tax-free” exchange under Section 1035 of the Code. You can also do a partial exchange from one nonqualified annuity contract to another annuity contract, subject to Internal Revenue Service (IRS) rules. You also generally can exchange a life insurance policy for a nonqualified annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on the new contract. You may have to pay a surrender charge when you exchange out of your old contract and a new surrender charge period may begin when you exchange into the new contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the distribution. State income taxes may also apply. You should not exchange your old contract for the new contract or buy the new contract in addition to your old contract, unless you determine it is in your best interest. (See “Taxes — 1035 Exchanges.”)
Purchase Payments
Purchase payment amounts and purchase payment timing may vary by state and be limited under the terms of the contract. If we do not receive your initial purchase payment within 180 days from the application signed date, we will consider your contract void from the start.
Minimum initial purchase payments*
Qualified annuities	$2,000
Nonqualified annuities	$10,000
Minimum additional purchase payments*
$50
Maximum total purchase payments** (without our approval) based on the contract year and your age on the effective date of the payment:
For the first contract year and total:
through age 85	$1,000,000
for ages 86 to 90	$100,000
age 91 or older	$0
For the second through fifth contract year thereafter if maximum purchase payment not already received:
through age 85	$100,000
for ages 86 to 90	$50,000
age 91 or older	$0
For each contract year thereafter***:
through age 85	$0
for ages 86 to 90	$0
age 91 or older	$0
According to our current administrative practice, the Maximum Total Purchase Payments for the first contract year and total is increased to $3,000,000 through age 75 and to $1,000,000 for ages 76 to 90.
*
If a group billing arrangement is set up through your employer, the minimum initial and minimum additional purchase payment is $25.
**
These limits apply in total to all RiverSource Life annuities you own unless a higher amount applies to your contract. We reserve the right to waive or increase the maximum limit. For qualified annuities, the Code’s limits on annual contributions also apply. Additional purchase payments for inherited IRA contracts cannot be made unless the payment is IRA money inherited from the same decedent.
***
Additional purchase payments are not allowed after the fifth contract year unless this is a tax qualified contract, in which case we allow additional purchase payments in any contract year up to the maximum permissible annual contribution described by the Code that was in effect on the contract date.
Subject to state restrictions, we reserve the right to change these purchase payment limitations, including making further restrictions, upon prior written notice.

RiverSource RAVA 5 Access Variable Annuity — Prospectus 21

Inherited Nonqualified Stretch Annuities: Under inherited nonqualified stretch annuities, additional purchase payments are not allowed after the first partial surrender, including Required Distributions. Additional purchase payments must be received in the form of death benefit proceeds from a nonqualified annuity contract through a tax-free exchange pursuant to Section 1035 of the Code from the same decedent. We reserve the right to restrict any additional purchase payments that interfere with our ability to begin required distributions as required by applicable law. (see “Surrenders – Required Distributions for Inherited Nonqualified Stretch Annuities”).
How to Make Purchase Payments

1 Electronically
•
Our Service Center or your financial advisor can help you to move money electronically.
•
You can use the secure site at ameriprise.com or the Ameriprise Financial app if you are an Ameriprise client.

2 By letter
Send your check along with your name and contract number to:
RiverSource Life Insurance Company
70200 Ameriprise Financial Center
Minneapolis, MN 55474
Limitations on Use of Contract
If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner’s access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.
The Annuitization Start Date
Annuity payouts begin on the annuitization start date. This means that the contract will be annuitized (converted to a stream of monthly payments). If your contract is annuitized, the contract goes into payout and only the annuity payout provisions continue. You will no longer have access to your contract value. This means that the death benefit and any optional benefits you have elected will end. When we process your application, we will establish the annuitization start date to be the maximum age (or contract anniversary if applicable). You also can change the annuitization start date, provided you send us written instructions at least 30 days before annuity payouts begin.
The annuitization start date must be:
•
no earlier than the 30th day after the contract’s effective date; and no later than
•
the owner’s 95th birthday or the tenth contract anniversary, if later,
•
or such other date as agreed to by us.
Six months prior to your annuitization start date, we will contact you with your options including the option to postpone your annuitization start date to a future date. You can also choose to delay the annuitization of your contract to a date beyond age 95, to the extent allowed by applicable state law and tax laws.
If you do not make an election, annuity payouts using the contract’s default option of annuity payout Plan B — Life Income with 10 years certain will begin on the annuitization start date and your monthly annuity payments will continue for as long as the annuitant lives. If the annuitant does not survive 10 years, we will continue to make payments until 10 years of payments have been made (see “The Annuity Payout Period – Annuity Payout Plans”). Also, if you do not make an election, annuity payouts will be a combination of fixed and variable based on the proportion of your contract value allocated to the fixed account and variable account at the time payouts begin.
Generally, if you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your annuitization start date, your contract will not be automatically annuitized (subject to state requirements). However, if you choose, you can elect to request annuitization or take partial surrenders to meet your required minimum distributions.
Inherited Nonqualified Stretch Annuities. Under inherited nonqualified stretch annuities, you may only change the annuitization start date if you elect an annuity payment plan. You may not elect an annuity payment plan after a partial surrender, including Required Distributions. After a partial surrender, all references to the annuitization start date and an annuity payment plan in your contract no longer apply.

22 RiverSource RAVA 5 Access Variable Annuity — Prospectus

Beneficiary
We will pay to your named beneficiary the death benefit if it becomes payable while the contract is in force and before the annuitization start date. If there is more than one beneficiary we will pay each beneficiary’s designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary’s completed claim. If there is no named beneficiary, then the default provisions of your contract will apply. (See “Benefits in Case of Death” for more about beneficiaries.)
Inherited Nonqualified Stretch Annuities. Under inherited nonqualified stretch annuities, if you die before the full distribution of your interest in this contract, your beneficiary will receive the death benefit as determined by the contract or any attached riders in a lump sum or if we allow, may elect to continue to receive the Required Distributions under this contract. Required Distributions must continue at least as rapidly as Section 72(s)(2) of the Code required prior to your death. Your beneficiary may not elect an annuity payment plan.
Charges and Adjustments
Transaction Expenses
Surrender Charge for Fixed Annuity Payout Plans
Fixed payouts: Surrender charge under annuity payout plans allowing surrenders of the present value of remaining guaranteed payouts:
If You elect an annuity payout plan on a fixed basis and the plan We make available provides a liquidity feature permitting You to surrender any portion of the underlying value of remaining guaranteed payouts, a surrender charge may apply. The surrender charge helps Us cover sales and distribution expenses.
A surrender charge will be assessed against the present value of any remaining guaranteed payouts surrendered. The discount rate We use in determining present values varies based on: (1) the contract value originally applied to the fixed annuitization; (2) the remaining years of guaranteed payouts; (3) the annual effective interest rate and the periodic payment amount for new immediate annuities of the same duration as the remaining years of guaranteed payouts; and (4) the interest spread (currently 1.50%). If We do not currently offer immediate annuities, We will use rates and values applicable to new annuitizations to determine the discount rate.
Once the discount rate is applied and We have determined the present value of the remaining guaranteed payouts You are surrendering, the present value determined will be multiplied by the surrender charge percentage in the table below and deducted from the present value to determine the net present value You will receive.
Number of Completed Years Since Annuitization*	Surrender charge percentage
1	5%
2	4
3	3
4	2
5	1
6 and thereafter	0
*We do not permit surrenders in the first year after annuitization.
We will provide a quoted present value (which includes the deduction of any surrender charge). You must then formally elect, in a form acceptable to us, to receive this value. The remaining guaranteed payouts following surrender will be reduced, possibly to zero.
Annual Contract Expenses
Base Contract Expenses
Base Contract Expenses consist of the contract administrative charge and mortality and expense risk fee.
Contract Administrative Charge
We charge this fee for establishing and maintaining your records. We deduct $50 from your contract value on your contract anniversary or, if earlier, when the contract is fully surrendered. We prorate this charge among the GPAs and the subaccounts in the same proportion your interest in each account bears to your total contract value.
We will waive this charge when your contract value is $50,000 or more on the current contract anniversary. We reserve the right to charge up to $20 after the first contract anniversary for contracts with contract value of $50,000 or more.

RiverSource RAVA 5 Access Variable Annuity — Prospectus 23

If you take a full surrender of your contract, we will deduct the $50 charge at the time of surrender regardless of the contract value. This charge does not apply to amounts applied to an annuity payment plan or to the death benefit (other than when deducted from the Full Surrender Value component of the death benefit).
Mortality and Expense Risk Fee
We charge this fee daily to the subaccounts as a percentage of the daily contract value in the variable account. The unit values of your subaccounts reflect this fee. These fees cover the mortality and expense risk that we assume. These fees do not apply to the GPAs or the Special DCA fixed account. The fees listed below are the current fees and they cannot be changed.
Standard Death Benefit	Maximum/Current: 0.95%
You may select one of the following optional death benefit riders for an additional fee.
ROPP Death Benefit(1)	Maximum/Current: 0.35%
MAV Death Benefit	Maximum/Current: 0.25%
5-year MAV Death Benefit	Maximum/Current: 0.10%
(1)
For applications signed prior to 12/5/2022, available for contract owners ages 80 or older and for applications signed on or after 12/5/2022, available for contract owners ages 81 and older.
If you choose one of the above optional death benefits, we will add the rider fee to your mortality and expense risk fee.
Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.
Expense risk arises because we cannot increase the contract administrative charge (except for contracts with contract value of $50,000 or more, where we reserve the right to charge a contract administrative change up to $20 after the first contract anniversary) and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.
The subaccounts pay us the mortality and expense risk fee they accrued as follows:
•
first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
•
then, if necessary, the funds redeem shares to cover any remaining fees payable.
We may use any profits we realize from the subaccounts’ payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses.
Adjustments
Market Value Adjustments
We guarantee the contract value allocated to the GPAs, including interest credited, if you do not make any transfers or surrenders from the GPAs prior to 30 days before the end of the guarantee period. At all other times, and unless one of the exceptions described below applies, we will apply an MVA if you make certain transactions while you have contract value invested in a GPA. The following transactions when applied to a GPA, which we refer to as "early surrenders", are subject to an MVA when they occur more than 30 days prior to the end of the guarantee period, unless an exception applies: (i) surrenders (including full and partial surrenders, systematic withdrawals, and required minimum distributions), (ii) transfers, and (iii) annuitization. We will not apply a negative MVA to the payment of the death benefit. An MVA may increase the death benefit but will not decrease it.
No MVA will apply to amounts deducted for fees and charges.
The application of an MVA may result in either a gain or loss. You could lose up to 100% of the amount surrendered as a result of a negative MVA. Under certain death benefits, the value of the death benefit is reduced proportionally when you take a partial surrender based on the percentage of contract value that is withdrawn. If you request a partial surrender from the GPAs that will give you the net amount you requested after we apply any applicable MVA, the MVA could increase or decrease the percentage of contract value that is withdrawn. In these circumstances, a negative MVA would increase the impact of a partial surrender on the value of the death benefit.

24 RiverSource RAVA 5 Access Variable Annuity — Prospectus

When you request an early surrender, we adjust the early surrender amount by an MVA formula. The MVA is sensitive to changes in current interest rates. The MVA, which can be zero, positive or negative, reflects the relationship between the guaranteed interest rate that applies to the GPA from which you are taking an early surrender and the interest rate we are then currently crediting on new GPAs that mature at the same time. The magnitude of any applicable MVA will depend on the difference in these current guaranteed interest rates at the time of the early surrender corresponding to the time remaining in your guarantee period and your guaranteed interest rate. If interest rates have increased, the MVA will generally be negative and the early surrender amount will be less; if interest rates have decreased, the MVA will generally be positive and the early surrender amount will be increased. This is summarized in the following table:
If your GPA rate is:	The MVA is:
Less than the new GPA rate + 0.10%	Negative
Equal to the new GPA rate + 0.10%	Zero
Greater than the new GPA rate + 0.10%	Positive

The precise MVA formula we apply is as follows:
Early surrender amount	×	[	(1 + i	)	(n/12)	–1	]	=	MVA
1 + j + .001

Where i	=	rate earned in the GPA from which amounts are being transferred or surrendered.
j	=	current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period (rounded up to the next year).
n	=	number of months remaining in the current Guarantee Period (rounded up to the next month).
Other charges applicable to your contract and optional benefit riders you have elected may also apply to an early surrender. As noted above, we do not apply MVAs to the amounts we deduct for fees and charges. Please note that when you request an early surrender, we surrender an amount from your GPA that will give you the net amount you requested after we apply the MVA, unless you request otherwise.
Contact our Service Center at the number listed on the cover page of this prospectus for a quote of the impact an early surrender would have on your contract value. Values fluctuate daily and the actual MVA applied at the time an early surrender is processed may be more or less than the values quoted at the time of your call. Additional information about MVAs, including MVA examples, is located in the Statement of Additional Information (“SAI”).
The MVA is intended to protect us from losses on the investments we hold to support our guaranteed interest rates when we must pay out amounts that are removed from the GPAs early.
Optional Benefit Charges
Benefit Protector Rider Charge
We deduct a charge for this optional feature only if you select it. The current annual fee is 0.25% of your contract value on your contract anniversary. We prorate this charge among all accounts and subaccounts in the same proportion your interest in each account bears to your total contract value. We will modify this prorated approach to comply with state regulations when necessary.
If the contract or rider is terminated for any reason except your election to terminate the rider during the 30 day window after certain anniversaries, we will deduct the charge from the contract value adjusted for the number of calendar days coverage was in place during the contract year.
We cannot increase this annual fee after the rider effective date.
Enhanced Legacy Benefit Charge
We deduct an annual charge from your contract value on your contract anniversary for this optional feature only if you select it. The current annual rider fee is 1.00%.* We prorate this charge among the variable subaccounts, but not the fixed account in the same proportion your interest in each account bears to your total variable account contract value on your contract anniversary.
Prior to age 86, the charge is calculated on your contract anniversary by multiplying the annual rider fee by the greater of the ROPP value, ADB value (after any increase is added), MAV or the contract value. On or following age 86, the charge is calculated on your contract anniversary by multiplying the annual rider fee by the greater of the ROPP value, ADB value or MAV.

RiverSource RAVA 5 Access Variable Annuity — Prospectus 25

Currently the Enhanced Legacy Benefit fee does not vary with the investment option selected; however, we reserve the right to vary the rider fee for each investment option. The Enhanced Legacy Benefit fee will not exceed a maximum of 1.75%.
The following describes how your annual rider fee may increase:
1.
We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance. The new fee will be in effect on the date we declare in the written notice. You can terminate this rider if we receive your written request prior to the date of the fee increase. Currently the Enhanced Legacy Benefit fee does not vary with the investment option selected.
2.
The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase. If you change your investment allocation to an investment option not affected by a fee increase, this move will count against the number of transfers allowed. We do not currently limit the number of transfers allowed each contract year.
If your rider fee changes during the contract year, on the next contract anniversary we will calculate an average rider fee for the preceding contract year only that reflects the various different fees that were in effect for each investment option in that year, adjusted for the number of calendar days each fee was in effect and the percentage of contract value allocated to each investment option.
If your contract or rider is terminated for any reason, the rider charge will be deducted, adjusted for the number of days coverage was in place during the contract year, and further charges for this rider will terminate.
The fee does not apply after the annuitization start date.
*For contracts with application dates prior to 10/16/2023, the current fee is 0.95%.
Fund Fees and Expenses
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds.
Premium Taxes
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full surrender from your contract.
Valuing Your Investment
We value your accounts as follows:
GPA
We value the amounts you allocate to the GPA directly in dollars. The GPA value equals:
•
the sum of your purchase payments and transfer amounts allocated to the GPA;
•
plus interest credited;
•
minus the sum of amounts surrendered and amounts transferred out;
•
minus any prorated portion of the contract administrative charge; and
•
minus the prorated portion of the charge for the Benefit Protector Death Benefit, if selected.
The Fixed Account
We value the amounts you allocate to the fixed account directly in dollars. The value of the fixed account equals:
•
the sum of your purchase payments allocated to the Special DCA fixed account;
•
plus interest credited;
•
minus the sum of amounts surrendered and amounts transferred out;
•
minus any prorated portion of the contract administrative charge; and
•
minus any prorated portion of the charge if you have selected Benefit Protector Death Benefit rider or Enhanced Legacy Benefit.

26 RiverSource RAVA 5 Access Variable Annuity — Prospectus

Subaccounts
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge or fee for the optional rider with annual charges (if applicable).
The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:
Number of units: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.
Accumulation unit value: the current accumulation unit value for each subaccount equals the last value times the subaccount’s current net investment factor. We calculate the accumulation unit value of each subaccount on each valuation date. If your contract anniversary is not a valuation date, your contract value for that contract anniversary will be based on close of business values on the next valuation date.
We determine the net investment factor by:
•
adding the fund’s current net asset value per share, plus the per share amount of any dividend or capital gain distribution to obtain a current adjusted net asset value per share; then
•
dividing that sum by the previous adjusted net asset value per share; and
•
subtracting the percentage factor representing the mortality and expense risk fee from the result.

Example of Net Investment Factor and Accumulation Unit Value
Net asset value per share		25.00000000
+	Accrued income or capital gain dividends per share	0.00000000
=	Adjusted net asset value per share	25.00000000
÷	Previous adjusted net asset value per share	25.20000000
=	Investment factor	0.99206349
–	Daily mortality and expense risk fee	0.00002596
=	Net investment factor	0.99203754

Previous accumulation unit value		2.05000000
×	Net investment factor	0.99203754
=	Current accumulation unit value	2.03367695
Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.
The accumulation unit value is multiplied by the number of accumulation units to determine the contract value in that subaccount.
Factors that affect subaccount accumulation units: accumulation units may change in two ways — in number and in value.
The number of accumulation units you own may fluctuate due to:
•
additional purchase payments you allocate to the subaccounts;
•
transfers into or out of the subaccounts (including any positive or negative MVA on amounts transferred from the GPAs);
•
partial surrenders;
and a deduction of a prorated portion of:
•
the contract administrative charge; and
•
the charge for Benefit Protector Death Benefit or Enhanced Legacy Benefit if selected;

RiverSource RAVA 5 Access Variable Annuity — Prospectus 27

Accumulation unit values will fluctuate due to:
•
changes in fund net asset value;
•
fund dividends distributed to the subaccounts;
•
fund capital gains or losses;
•
fund operating expenses; and/or
•
mortality and expense risk fees.
Making the Most of Your Contract
Automated Dollar-Cost Averaging
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals).
For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to one or more subaccounts. You may not set up automated transfers to or from the GPAs. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic payments under a scheduled payment plan.
There is no charge for dollar-cost averaging.
This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.
How dollar-cost averaging works
By investing an equal number of dollars each month		Month	Amount invested	Accumulation unit value	Number of units purchased
		Jan	$100	$20	5.00
		Feb	100	18	5.56
you automatically buy more units when the per unit market price is low		Mar	100	17	5.88
	→	Apr	100	15	6.67
		May	100	16	6.25
		June	100	18	5.56
		July	100	17	5.88
and fewer units when the per unit market price is high.		Aug	100	19	5.26
	→	Sept	100	21	4.76
		Oct	100	20	5.00
You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.
Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your financial advisor.
Asset Rebalancing
You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. There is no charge for asset rebalancing. The contract value must be at least $2,000.
You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.

28 RiverSource RAVA 5 Access Variable Annuity — Prospectus

The Income GuideSM Program
Income Guide is an optional service we currently offer without charge. It does not change or otherwise modify any of the other benefits, features, charges, or terms and conditions associated with your annuity contract. The purpose of the program is to provide reporting and monitoring of withdrawals you take from your annuity. The reporting and monitoring is designed to provide you information that may assist you in considering whether to adapt your withdrawals over time.
For the purpose of Income Guide program, the term “systematic withdrawals” is the same as “automated systematic surrenders”.
The assumptions we used in the program are not customized or individualized to your circumstances. Program participants and their unique individual circumstances will vary from the program assumptions, creating differing results. The simulations we used in connection with the program do not include any contract or underlying fund charge assumptions other than an assumed mortality and expense risk charge of 1.0%. Your contract value may be depleted prior to the end of the program. If you follow the program and make downward adjustments to your withdrawals to remain in the “On Track” status, the amount of your withdrawal can significantly decline over time.
Income Guide is a withdrawal monitoring service. The program establishes what we call a “Prudent Income Amount” which is based on your contract value, age, and the other program assumptions described below. We calculate the Prudent Income Amount daily using the following factors:
(1)
the age of the participant, (the age of the younger participant under the Joint Option);
(2)
the contract value;
(3)
Prudent Income Percentages.
The current Prudent Income Amount is determined by multiplying the current contract value by the current Prudent Income Percentage. The Prudent Income Amount is a hypothetical withdrawal amount with a minimum 85% probability that if taken and no withdrawal adjustments are made, withdrawals at that amount would not deplete the contract value prior to age 95 (age 100 for joint), or 8 years if longer. Please refer to the Prudent Income Amount section below for details on the assumptions we used to create the Prudent Income Percentages and the operation of the Prudent Income Amount.
Income Guide compares the annual total of the monthly systematic withdrawals you have elected to the current Prudent Income Amount we have calculated to determine your current status in the program. The current status provides you information on the current sustainability of your rate of withdrawal by comparing it to the Prudent Income Amount.
The program allows you to elect to have withdrawal income monitored based on one person (the “Single Option”) or two persons (the “Joint Option”). We refer to each person covered under Income Guide as a participant. Income Guide is most effective when you use it in consultation with your financial advisor.
Income Guide is not a guaranteed income option and it is not backed by our general account. If you need income guaranteed for life or another specified period of time, you should not rely on using Income Guide. For guaranteed income options, consider annuitization options or other annuity contracts that provide guaranteed lifetime income or withdrawal benefit riders.
Any withdrawals you make from your contract may result in taxes and tax penalties. In addition, withdrawals will reduce your contract value and may result in a proportional reduction to the Standard Death Benefit and any optional death benefit you have elected.
As part of the Income Guide program, we provide you with information regarding your withdrawal amount, but we do not determine whether to make adjustments to your withdrawal amount or investment allocation.  You need to decide what changes or adjustments may be right for you, or whether to seek the assistance of a financial advisor in making any decisions, based on the information provided and your given needs and circumstances.
Program Availability
Income Guide is only available if the servicing broker-dealer on your contract is Ameriprise Financial Services, LLC (“AFS”) which is our affiliate and we only currently offer variable annuity contracts through AFS. We may modify or end the availability of Income Guide at any time in our sole discretion. We will notify you 30 days in advance of any changes to Income Guide or if we end the program. Advance notice will not be given for any changes we decide to make to the Prudent Income Percentages.
In order to enroll in Income Guide, the following eligibility requirements must be met.
(1)
One of the Income Guide participants must be an owner or annuitant under the contract.
(2)
Your contract cannot be a beneficially owned IRA or inherited nonqualified stretch annuity.

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(3)
You cannot be withdrawing substantially equal periodic payments as defined in the Internal Revenue Code. These payments are calculated in part using your life expectancy and place limits on the ability to increase withdrawals beyond a certain amount without incurring tax consequences.
(4)
If you have a systematic withdrawal program established, the frequency of withdrawal must be set at monthly. You cannot have more than one systematic withdrawal program established at the same time.
(5)
Your contract cannot have any active or deemed loans on it.
(6)
Your contract must have an Ameriprise advisor registered with AFS assigned as the agent of record on your contract.
(7)
All participants covered by the program must be at least age 50 and no older than age 85.
These eligibility requirements apply to any post-enrollment changes you may elect to make, such as changing or adding participants.
Advance notice will not be given for the events listed below that automatically terminate Income Guide.
(1)
You modify your systematic withdrawal program to a frequency other than monthly or you have more than one systematic withdrawal program in effect.
(2)
You take a loan on the contract.
(3)
On any contract anniversary where the participant (for joint, youngest participant) attained the maximum age of 95 in the preceding contract year.
(4)
The death benefit under the contract becomes payable.
(5)
You elect a systematic withdrawal program to take substantially equal periodic payments as defined in the Internal Revenue Code. These payments are calculated in part using your life expectancy and place limits on the ability to increase withdrawals beyond a certain amount without incurring tax consequences.
(6)
AFS is no longer the servicing broker-dealer on your contract.
(7)
Your contract terminates for any reason, including full surrender, the contract value reaches zero, or when you annuitize your entire contract (this does not apply to partial annuitizations which are permitted while you participate in Income Guide).
In the event of a change in ownership, systematic withdrawals are suspended, but you would continue to be enrolled in the Income Guide.
Enrolling in the Income Guide Program
You may elect to enroll in the Income Guide program at any time as long as we continue to offer it and you meet the eligibility requirements of participation. At the time of your enrollment, you will be required to complete an Income Guide Enrollment Form or verbally acknowledge your understanding of the program if we permit enrollment via telephone. In connection with enrollment, you will be asked whether you want the Single Option or Joint Option. You also will be required to provide the birthdate and sex of each participant covered under Income Guide. We use the age provided at enrollment to calculate the Prudent Income Amount.
If you are funding your contract through multiple sources that would involve making more than one initial purchase payment, you should consider waiting to enroll in Income Guide until your contract is fully funded. A large purchase payment not taken into account will result in a lower initial Prudent Income Amount being calculated. If your systematic withdrawal amount is based on all intended payments, then the amount you are withdrawing will be higher than the Prudent Income Amount that is calculated before we receive all intended purchase payments which may affect your Income Guide status.
After enrolling, we will permit you to modify the selected option (Single Option or Joint Option) or to change the participants. Any changes are subject to the conditions stated in the Program Availability section above.
Withdrawal Monitoring and Reporting
Income Guide is designed to assist you and your financial advisor in managing the withdrawal of money out of your annuity contract to provide income. To aid in managing your withdrawals, we currently provide periodic reports to you and your financial advisor. This includes a detailed annual report we provide on each contract anniversary and a brief summary on the consolidated statements you receive either monthly or quarterly from AFS. These reports include an Income Guide status based on the Prudent Income Amount calculated on the date we produce the report. The reporting and the status are designed to provide you information regarding the current sustainability of your current withdrawal amount by comparing it to the current Prudent Income Amount. We provide no other reporting, so you should review your consolidated statement and annual report to see if your status under the program has changed. You also can review your current daily status by logging into your account on ameriprise.com. We reserve the right to modify the reporting we provide under the program at any time and in our sole discretion.

30 RiverSource RAVA 5 Access Variable Annuity — Prospectus

The table below summarizes the definitions of each status under the program.
Income Guide Status Definitions
Attention Needed	Caution	On Track	More Available
Prudent Income Amount is more than 20% below your current annual withdrawal amount	Prudent Income Amount is from 10.1% to 20% below your current annual withdrawal amount	Prudent Income Amount is from 10% below up to 24.9% above your current annual withdrawal amount	Prudent Income Amount is more than 25% or more above your current annual withdrawal amount
We use descriptive terminology to describe each status. When you are in the On Track status we may refer to your withdrawal rate as “currently sustainable.” When you are in the Caution status, we refer to your withdrawal rate as “near a point where it may not be sustainable.” When you are in the Attention Needed status, we refer to your withdrawal rate as “may not be sustainable.” Finally, if your current withdrawal amount places you in the “More Available” status, we refer to you as having “more options available” because the Prudent Income Amount is at least 25% higher than your current withdrawal amount. These statuses, including the accompanying explanations, are merely descriptive and do not represent a specific level of actual sustainability or probability of your contract value not being depleted. Please note if you are in the “More Available” status and you utilize contract value for other purposes it may create adverse consequences in the future, including increasing the possibility and extent of future status changes and the possibility of running out of money prior to the end of the program.
The following Income Guide statuses are used in our periodic reporting.
Income Guide Status	What the Status Means
Attention Needed	Based on your contract value, it is projected that your withdrawal amount may not be sustainable.
Caution	Based on your contract value, it is projected that your withdrawal amount is near a point where it may not be sustainable.
On Track
Based on your contract value, it is projected that your withdrawal amount is currently sustainable. Please note that the minimum 85% probability assumed in the program only applies to the Prudent Income Amount and not to the “On Track” status which includes a range above and below the current Prudent Income Amount.

More Available	Based on your contract value and withdrawal amount, it is projected there are more options available.
These statuses are not designed to be, nor should they be construed as, investment advice. They are based on a comparison of your current annual withdrawal amount versus the current Prudent Income Amount. They also can aid you in tracking how close your current rate of withdrawal is to the Prudent Income Amount. In the end, your unique financial situation and the advice of your financial advisor should be utilized in assessing your Income Guide status and your utilization of the program as a whole. Please note, the longer you are in the Attention Needed status without adjusting withdrawals the greater the likelihood that you will deplete your contract value.
If you enroll in Income Guide without electing a systematic withdrawal, then no status will be reported, but you will be provided the Prudent Income Amount.
If you completely suspend your withdrawals, we will also no longer report a status. This, however, does not mean that subsequently restarting withdrawals will result in a sustainable rate of withdrawal. When you restart your withdrawals, a current Prudent Income Amount will be compared to your current withdrawal amount to determine a current status. Also, remember that a change in ownership will automatically suspend systematic withdrawals.
Income Guide does not take into account your unique financial situation, including how you allocate your contract value to available investment options and the allocation of your contract value to equities or fixed income instruments (e.g. bonds). Your investment returns, including the deduction of any fund fees and expenses, will differ from program assumptions. In addition, the fees and charges we assumed in calculating values under the program will differ from the actual fees and charges on your contract. This is due in part to the fact that we did not assume certain charges, including the contract administrative charge and optional benefit charges.
The methods, assumptions and simulations we used to develop the Prudent Income Percentages may not be appropriate or correct for a given contract owner. Individual results can vary widely and will impact the frequency of status changes and how often you may want to make adjustments to your withdrawals. You must decide whether to modify withdrawals or take any other action with respect to your contract based on the status we report, and whether to consult with your financial advisor.

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The Prudent Income Amount
We use your current age, contract value, and Prudent Income Percentage to calculate your current Prudent Income Amount. We may modify these factors used to calculate your Prudent Income Amount at any time and in our sole discretion. We, RiverSource Life Insurance Company, solely determined what assumptions to use in deriving the Prudent Income Amount
Since the Prudent Income Amount is calculated daily and fluctuates based on age and current contract value, the program does not guarantee or result in a steady stream of income or provide any type of guaranteed cash value or guaranteed benefit.
The Prudent Income Percentages are derived from a series of random simulations based on the following assumptions:
•
an investment allocation of 50% in equities and 50% in fixed income instruments (e.g.bonds);
•
average annual returns, after the deduction of all fund fees and expenses, of 9.0% on the equity allocation and 2.0% on the fixed income instruments allocation that grades upward to 4.0% over a twenty year period;
•
annual portfolio returns have a standard deviation of 9.0%;
•
a 1.0% average annual mortality and expense risk fee being assessed; and
•
taking level withdrawals each month.
The average annual return assumptions of 9.0% for the equity allocation and the 2.0% - 4.0% for the fixed income instruments allocation are net return assumptions. This means these return assumptions would be after the deduction of all underlying fund fees and expenses. For this series of random simulations, a standard deviation of 9% means that approximately two thirds of the annual returns are within a range of 9% above and 9% below the average annual return. Contract charges other than the 1.0% mortality and expense risk fee, if they apply to you, were not included in the assumptions. This includes the contract administrative charge and charges associated with optional benefits available under the contract. The “Charges and Adjustments” section of the prospectus provides additional details on the amount and applicability of these charges.
Since these assumptions are not customized to you, your circumstances will differ and the minimum 85% probability of withdrawals lasting for the duration of the program without the need to make any adjustments to the amount of withdrawals may be higher or lower than the probability used in developing the Prudent Income Percentages.
Your results under the program will vary. In general, if you have lower returns, higher volatility, higher fees, or you make additional withdrawals, then the probability of your withdrawal amount being sustainable will be lower than assumed under the program. In contrast, if you have higher returns, lower volatility, lower fees, or make additional purchase payments, then the probability of your withdrawal amount being sustainable will generally be higher than assumed under the program. In addition, if you experience long-term periods where your contract value is continually declining due to deviations from the assumptions mentioned above, you will need to repeatedly decrease the amount of your withdrawal to stay in the “On Track” status. Also, while unlikely, your contract value may be depleted before age 95 even if you follow the program.
It is important to remember that only the age of the participant and the contract value are specific to your contract. All of the factors used in determining the Prudent Income Percentages are general and not individualized or otherwise customized to you, your contract allocation, or any other circumstances specific to you.
The following factors related to your contract experience will impact your Income Guide status and the probability of withdrawals (without adjusting under the program) lasting for the duration of the program:
(1)
the fees, average annual total returns and volatility of the underlying funds you have elected;
(2)
the specific fees of your contract;
(3)
additional purchase payments to the contract;
(4)
withdrawals in addition to the monthly systematic withdrawal;
(5)
partial annuitizations; or
(6)
your actual life expectancy or retirement horizon.
The assumptions were utilized to run a series of random simulations. These simulations were used to establish the Prudent Income Percentages which are based on a level amount of income (without adjusting under the program) that provides a minimum 85% or greater probability of contract value lasting to age 95 (age 100 for joint), or for 8 years, whichever is longer. As with any simulation, your actual experience will be different and our methodology could have an error.
The Prudent Income Percentages change over time based on age. The table below shows the current Prudent Income Percentages utilized. In the case of the Joint Option, the youngest participant’s age is used to determine the Prudent Income Percentages.

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Prudent Income Percentages
Participant Age	Single Option	Joint Option	Participant Age	Single Option	Joint Option	Participant Age	Single Option	Joint Option
50	3.0%	2.5%	66	4.6%	4.1%	81	6.3%	5.8%
51	3.1%	2.6%	67	4.7%	4.2%	82	6.6%	6.1%
52	3.2%	2.7%	68	4.8%	4.3%	83	6.9%	6.4%
53	3.3%	2.8%	69	4.9%	4.4%	84	7.2%	6.7%
54	3.4%	2.9%	70	5.0%	4.5%	85	7.5%	7.0%
55	3.5%	3.0%	71	5.1%	4.6%	86	8.0%	7.5%
56	3.6%	3.1%	72	5.2%	4.7%	87	8.5%	8.0%
57	3.7%	3.2%	73	5.3%	4.8%	88	9.0%	8.5%
58	3.8%	3.3%	74	5.4%	4.9%	89	9.5%	9.0%
59	3.9%	3.4%	75	5.5%	5.0%	90	10.0%	9.5%
60	4.0%	3.5%	76	5.6%	5.1%	91	10.5%	10.0%
61	4.1%	3.6%	77	5.7%	5.2%	92	11.0%	10.5%
62	4.2%	3.7%	78	5.8%	5.3%	93	11.5%	11.0%
63	4.3%	3.8%	79	5.9%	5.4%	94	12.0%	11.5%
64	4.4%	3.9%	80	6.0%	5.5%	95	12.5%	12.0%
65	4.5%	4.0%
The Prudent Income Percentage is multiplied by the contract value to determine the current Prudent Income Amount. The Prudent Income Amount will change over time due to changes in the contract value and the age of the participants covered under the program.
Although the Prudent Income Percentage increases with age, the Prudent Income Amount may not increase over time because a decreasing contract value can more than offset any increase in the Prudent Income Percentage. An increase in the Prudent Income Percentage does not protect against inflation.
Refer to “Example of a Prudent Income Amount Calculation” below to see how the Prudent Income Percentage is used to create a Prudent Income Amount.
By increasing with age, the Prudent Income Percentages result in less contract value being required to be in the “On Track” status. As a result, the Prudent Income Amount is not designed to preserve the level of your contract value. Following the monitoring program, however, including making adjustments to your rate of withdrawal over the life of the program, will increase the likelihood that your contract value will not be exhausted prior to the end of the program.
The assumptions used in determining values under Income Guide including investment and performance, are not tied in any way to your allocation of contract value and its performance. Your actual contract results can vary significantly from the performance we assumed in calculating the Prudent Income Amount.
The Prudent Income Amount is not a guarantee of present or future income and is not intended, nor should it be construed as, any form of investment advice.
If your contract is funding an employer sponsored plan such as a retirement plan established under Section 403(b) or 401(a) of the Code, your ability to begin a systematic withdrawal or to change one may be subject to plan sponsor approval. To determine whether there are any plan based restrictions on Income Guide, contact your plan sponsor.
Example of a Prudent Income Amount Calculation
Below is an example of how Income Guide calculates the Prudent Income Amount and assigns the status of the sustainability of your withdrawals.
At the time of enrollment, assume the following:
(1)
you have elected the Single Option;
(2)
you are age 65;
(3)
your monthly systematic withdrawal amount is $350.00 ($4,200.00 annually); and
(4)
your contract value is $100,000.00.
Using these assumptions when you enroll, to calculate the Prudent Income Amount, the contract value is multiplied by the Prudent Income Percentage, which is 4.5%.
$100,000.00 x 4.5% = $4,500.00

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In this case, the Prudent Income Amount is about 7.1% above your annual withdrawal amount. This results in being assigned a status of “On Track.”
Let’s assume six months after enrollment, you are still age 65 and your contract value is now $95,000. When you multiply the current contract value by the Prudent Income Percentage you get the following Prudent Income Amount.
$95,000.00 x 4.5% = $4,275.00
In this case, the Prudent Income Amount is about 1.8% above your annual withdrawal amount. This results in being assigned a status of “On Track.”
Let’s assume one year after enrollment, you are now age 66 and your contract value is now $82,000. When you multiply the current contract value by the Prudent Income Percentage you get the following Prudent Income Amount.
$82,000.00 x 4.6% = $3,772.00
In this case, the Prudent Income Amount is about 10.2% below your annual withdrawal amount. This results in being assigned a status of “Caution.”
Potential Benefits of the Income Guide Program
Income Guide can aid you in creating a non-guaranteed stream of income through systematic withdrawals from your contract. This can be beneficial if your need for income is flexible and does not require exercising your option to annuitize. Withdrawals in connection with Income Guide may be subject to taxes and tax penalties. In addition, if you use Income Guide and you have a non-qualified contract, you are not receiving any potential benefits of the exclusion ratio associated with annuitization. The exclusion ratio allows you to spread the cost basis of your contract value over time, generally resulting in payments being partially income tax-free while the exclusion ratio is in effect. In contrast, Income Guide systematically withdraws contract value and for non-qualified contracts this results in taxable earnings being considered to be withdrawn first. A financial advisor can help you understand each of the income options available to you.
In cases where your Income Guide status becomes “More Available” there may be opportunities to increase your withdrawal rate, lock-in guaranteed income through partial annuitization, or use a portion of your contract value for other purposes. In consultation with your financial advisor, you can determine whether one or more of these options are right for you. Please keep in mind increases in the amount you withdraw may be subject to taxes and tax penalties. In addition, withdrawals will reduce your contract value and will proportionally reduce your Standard Death Benefit and any optional death benefit you have elected. Increases in withdrawals can also have adverse future consequences, including increasing the possibility of future status changes and the possibility of running out of money prior to the end of the program.
Potential Risks of the Income Guide Program
Income Guide, including the Prudent Income Amount, is not a guarantee of income. If your annuity contract value is depleted your contract and any benefits associated with it, including Income Guide, will end without value.
In instances where your contract enters the “Attention Needed” status, even if you take steps to address the status such as lowering withdrawals from your contract, it is possible depending on continued performance of your contract that you could re-enter or remain in the status for an extended period of time. If you do not adjust your withdrawals when you are in the “Attention Needed” status, it could substantially increase the likelihood your contact value will be depleted, especially if you remain in this status for an extended period of time without making any adjustments.
If your contract is issued on a qualified basis, you are subject to certain required minimum distribution rules for federal tax purposes. These rules may require you to take withdrawals out of your annuity that exceed the Prudent Income Amount. If this occurs, taking the required withdrawals may increase the likelihood that you will deplete your annuity contract over time.
Income Guide does not provide any additional waiver of any applicable surrender charge. This means in cases where your contract is subject to a surrender charge, any amounts withdrawn in excess of the free amount will be assessed a surrender charge, including any instance where you are withdrawing at a level equal to the Prudent Income Amount. For additional information on surrender charges, refer to the “Surrender Charge” subsection of the “Charges and Adjustments” section of this prospectus.
If your relationship with your advisor ends, you will no longer receive assistance using the Income Guide service. If your contract continues to be serviced by AFS, but you have ended your relationship with the financial advisor with whom you set up Income Guide, Income Guide will continue, and you should request AFS assign you another advisor to assist you with maximizing the effectiveness of Income Guide. We cannot guarantee that AFS will assign you an advisor that will assist you with Income Guide.

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If you rely on Income Guide for managing your income needs and the service terminates, either because we choose to no longer offer it or a circumstance arises where automatic termination occurs, you may be in a position where you cannot find a means to manage or monitor your income going forward. Remember, in any instance where AFS is no longer the servicing broker-dealer of record for your contract, Income Guide will automatically terminate.
Transferring Among Accounts
You may transfer contract value from any one subaccount, GPAs and the Special DCA fixed account, to another subaccount before the annuitization start date. Certain restrictions apply to transfers involving the GPAs. You may not transfer contract value to the Special DCA fixed account. You may not transfer contract value from the Special DCA fixed account except as part of automated monthly transfers.
The date your request to transfer will be processed depends on when and how we receive it:
For transfer requests received in writing:
•
If we receive your transfer request at our Service Center in good order before the close of the NYSE (4:00 pm Eastern time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.
•
If we receive your transfer request at our Service Center in good order at or after the close of the NYSE (4:00 pm Eastern time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.
For transfer requests received by phone:
•
If we receive your transfer request at our Service Center in good order before the close of the NYSE (4:00 pm Eastern time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.
•
If we receive your transfer request at our Service Center in good order at or after the close of the NYSE (4:00 pm Eastern time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.
If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.
There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the guarantee period, unless an exception applies.
We may suspend or modify transfer privileges at any time, subject to state regulatory requirements.
For information on transfers after annuity payouts begin, see “Transfer Policies” below.
Transfer Policies
•
Before the annuitization start date, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs at any time.
•
You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the guarantee period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see “Charges and Adjustments – Adjustments – Market Value Adjustments.”)
•
You may not transfer contract values from the subaccounts or the GPAs into the Special DCA fixed account. However, you may transfer contract values as automated monthly transfers from the Special DCA fixed account to the subaccounts (See “Special DCA Fixed Account.”)
•
After the annuitization start date, you may not make transfers to or from the GPAs, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of your GPAs and Special DCA fixed account.
Market Timing
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a Subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

RiverSource RAVA 5 Access Variable Annuity — Prospectus 35

We seek to prevent market timing. Market timing is frequent or short-term trading activity. We do not accommodate short-term trading activities. Do not buy a contract if you wish to use short-term trading strategies to manage your investment. The market timing policies and procedures described below apply to transfers among the Subaccounts within the contract. The underlying funds in which the Subaccounts invest have their own market timing policies and procedures. The market timing policies of the underlying funds may be more restrictive than the market timing policies and procedures we apply to transfers among the Subaccounts of the contract, and may include redemption fees. We reserve the right to modify our market timing policies and procedures at any time without prior notice to you.
Market timing may hurt the performance of an underlying fund in which a Subaccount invests in several ways, including but not necessarily limited to:
•
diluting the value of an investment in an underlying fund in which a Subaccount invests;
•
increasing the transaction costs and expenses of an underlying fund in which a Subaccount invests; and
•
preventing the investment adviser(s) of an underlying fund in which a Subaccount invests from fully investing the assets of the Fund in accordance with the Fund’s investment objectives.
Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.
In order to help protect you and the underlying funds from the potentially harmful effects of market timing activity, we apply the following market timing policy to discourage frequent transfers of contract value among the Subaccounts of the Variable Account:
We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three Subaccount transfers in any 90-day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.
If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:
•
requiring transfer requests to be submitted only by first-class U.S. mail;
•
not accepting hand-delivered transfer requests or requests made by overnight mail;
•
not accepting telephone or electronic transfer requests;
•
requiring a minimum time period between each transfer;
•
not accepting transfer requests of an agent acting under power of attorney;
•
limiting the dollar amount that you may transfer at any one time;
•
suspending the transfer privilege; or
•
modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.
Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.
Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to identify and restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.
In addition to the market timing policy described above, which applies to transfers among the Subaccounts within your contract, you should carefully review the market timing policies and procedures of the underlying funds. The market timing policies and procedures of the underlying funds may be materially different than those we impose on transfers among the Subaccounts within your contract and may include mandatory redemption fees as well as other measures to discourage frequent transfers. As an intermediary for the underlying funds, we are required to assist them in applying their market timing policies and procedures to transactions involving the purchase and exchange of Fund shares. This assistance may include but not be limited to providing the underlying fund upon request with your

36 RiverSource RAVA 5 Access Variable Annuity — Prospectus

Social Security Number, Taxpayer Identification Number or other United States government-issued identifier and the details of your contract transactions involving the underlying fund. An underlying fund, in its sole discretion, may instruct us at any time to prohibit you from making further transfers of contract value to or from the underlying fund, and we must follow this instruction. We reserve the right to administer and collect on behalf of an underlying fund any redemption fee imposed by an underlying fund. Market timing policies and procedures adopted by underlying funds may affect your investment in the contract in several ways, including but not limited to:
•
Each Fund may restrict or refuse trading activity that the Fund determines, in its sole discretion, represents market timing.
•
Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund’s market timing policies and procedures, including instructions we receive from a Fund, may require us to reject your transfer request. For example, we will attempt to execute transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund’s market timing policies and procedures will do so. Orders we place to purchase Fund shares for the Variable Accounts are subject to acceptance by the Fund. We reserve the right to reject without prior notice to you any transfer request if the Fund does not accept our order.
•
Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a Fund has adopted. As a result, a Fund’s returns might be adversely affected, and a Fund might terminate our right to offer its shares through the Variable Account.
•
Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the Fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a Fund’s market timing policies, we cannot guarantee that other intermediaries purchasing that same Fund’s shares will do so, and the returns of that Fund could be adversely affected as a result.
For more information about the market timing policies and procedures of an underlying fund, the risks that market timing pose to that Fund, and to determine whether an underlying fund has adopted a redemption fee, see that Fund’s prospectus.
How to Request a Transfer or Surrender

1 By letter
Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:
RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
Minimum amount
Transfers or surrenders:	$250 or entire account balance**

Maximum amount
Transfers or surrenders:	Contract value or entire account balance
*
Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.
**
The contract value after a partial surrender must be at least $500.

2 By automated transfers and automated partial surrenders
Your financial advisor can help you set up automated transfers among your subaccounts or GPAs or automated partial surrenders from the GPAs, Special DCA fixed account or the subaccounts.
You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.
•
Automated surrenders may be restricted by applicable law under some contracts.
•
You may not make additional systematic payments if automated partial surrenders are in effect.
•
Automated partial surrenders may result in income taxes and penalties on all or part of the amount surrendered.

RiverSource RAVA 5 Access Variable Annuity — Prospectus 37

•
The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

Minimum amount
Transfers or surrenders:	$50

Maximum amount
Transfers or surrenders:	None (except for automated transfers from the fixed account)

3 By telephone
Call:
1-800-862-7919
Minimum amount
Transfers or surrenders:	$250 or entire account balance

Maximum amount
Transfers:	Contract value or entire account balance
Surrenders:	$100,000
We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.
We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.
Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.
Surrenders
You may surrender all or part of your contract at any time before the annuitization start date by sending us a written request or calling us.
The date your surrender request will be processed depends on when and how we receive it:
For surrender requests received in writing:
•
If we receive your surrender request at our Service Center in good order before the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request.
•
If we receive your surrender request at our Service Center in good order at or after the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request.
For surrender requests received by phone:
•
If we receive your surrender request at our Service Center in good order before the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request.
•
If we receive your surrender request at our Service Center in good order at or after the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request.
If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.
We may ask you to return the contract. You may have to pay a contract administrative charge or any applicable optional rider charges (see “Charges and Adjustments”) and federal income taxes and penalties. State and local income taxes may also apply (see “Taxes”). You cannot make surrenders after the annuitization start date except if you elect an annuity payout plan with guaranteed payouts.

38 RiverSource RAVA 5 Access Variable Annuity — Prospectus

Any partial surrender you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional death benefits you have elected also will be reduced.
In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits (see “Taxes — Qualified Annuities — Required Minimum Distributions”). Surrenders required for inherited nonqualified stretch annuities may reduce the value of certain death benefits.
Required Distributions for Inherited Nonqualified Stretch Annuities
Required Distributions must be made from this contract as required and determined under Section 72(s)(2) of the Code and are considered surrenders. Required Distributions must be made at least annually and begin no later than one year after the date of death of the decedent (the person whose death triggered the payment of death benefit proceeds applied to the contract).
The initial Required Distribution will be based on the total purchase payments divided by your life expectancy. Future Required Distributions for each calendar year will be based on the previous year-end contract value divided by your life expectancy reduced by the number of calendar years since the first distribution. Your life expectancy is determined based on your age as of December 31st of the calendar year when the first partial surrender is taken using the Single Life Expectancy (Table I) in 1.401(a)(9)-9, Q&A-1 of the Income Tax Regulations, as amended.
We will process your Required Distribution according to our automated Required Distribution plan and our procedures that are currently in effect. We will calculate the amount of the required distribution each year and automatically distribute it (if you haven’t already surrendered enough that calendar year). The first annual distribution will process either seven calendar days prior to the first anniversary of the decedent’s date of death or on December 20 of the issue year, whichever occurs first. For contracts issued on or after December 20 in a calendar year, the first annual distribution will process on the next business day after the contract is issued. For all subsequent years, the distribution will process on December 20. If December 20 falls on a weekend, the distribution will process on the next business day.
You may take partial surrenders or a full surrender at any time. If you've already taken surrenders from your annuity in a calendar year, the amount of the automatic distribution will be reduced accordingly. If the total partial surrenders in a calendar year equal or exceed the Required Distribution, the automated Required Distribution will not process for that year.
We reserve the right to process Required Distributions as required by applicable law. We reserve the right to amend this endorsement or our Required Distribution rules, at any time and in any respect, to the extent necessary to comply with applicable laws, rules, and regulations.
Note: Required distributions for inherited nonqualified annuities are not the same as IRS Required Minimum Distributions that are required for certain IRAs and retirement plans. Amounts distributed for inherited nonqualified annuities cannot be used to meet the RMD requirement for any IRA or retirement plan you may own.
Surrender Policies
If you have a balance in more than one account and you request a partial surrender, including Required Distributions for the inherited nonqualified stretch annuities, we will automatically surrender money from all your subaccounts, Special DCA fixed account and GPAs in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise. For inherited nonqualified stretch annuities, you do not have the option to request from which account to surrender. The minimum contract value after partial surrender is $500.

RiverSource RAVA 5 Access Variable Annuity — Prospectus 39

Receiving Payment

1 By electronic payment
•
request that payment be sent electronically to your bank;
•
pre-authorization required.

2 By regular or express mail
•
payable to you;
•
mailed to address of record.
NOTE: We will charge you a fee if you request express mail delivery.
We may choose to permit you to have checks issued and delivered to an alternate payee or to an address other than your address of record. We may also choose to allow you to direct wires or other electronic payments to accounts owned by a third-party. We may have additional good order requirements that must be met prior to processing requests to make any payments to a party other than the owner or to an address other than the address of record. These requirements will be designed to ensure owner instructions are genuine and to prevent fraud.
Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:
–
the NYSE is closed, except for normal holiday and weekend closings;
–
trading on the NYSE is restricted, according to SEC rules;
–
an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or
–
the SEC permits us to delay payment for the protection of security holders.
We may also postpone payment of the amount attributable to a purchase payment as part of the total surrender amount until cleared from the originating financial institution.
TSA – Special Provisions
Participants in Tax-Sheltered Annuities
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.
In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.
The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.
The Code imposes certain restrictions on your right to receive early distributions from a TSA:
•
Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:
–
you are at least age 59½;
–
you are disabled as defined in the Code;
–
you severed employment with the employer who purchased the contract;
–
the distribution is because of your death;
–
the distribution is due to plan termination;
–
you are a qualifying military reservist;

40 RiverSource RAVA 5 Access Variable Annuity — Prospectus

–
you are terminally ill as defined in the Code;
–
you are adopting or are having a baby;
–
you are supplying Personal or Family Emergency Expense;
–
you are a Domestic Abuse Victim: or
–
you are in need to cover Expenses and losses on account of a FEMA declared disaster.
•
If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.
•
Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see “Taxes”).
•
The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.
•
If the contract has a loan provision, the right to receive a loan is described in detail in your contract. Loans will not be available if you have a  Enhanced Legacy Benefit or Benefit Protector Death Benefit rider.
Changing the Annuitant
If you have a nonqualified annuity and are a natural person (excluding a revocable trust), you may change the annuitant or contingent annuitant if the request is made prior to the annuitization start date and while the existing annuitant or contingent annuitant is living. The change will become binding on us when we receive it. If you and the annuitant are not the same person and the annuitant dies before the annuitization start date, the owner becomes the annuitant unless a contingent annuitant has been previously selected. You may not change the annuitant if you have a qualified annuity or there is non-natural or revocable trust ownership. Joint and contingent annuitants, and changing the annuitant are not allowed for inherited nonqualified stretch annuities.
Changing Ownership
You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our Service Center. We will honor any change of ownership request received in good order that we believe is authentic, and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.
For inherited nonqualified stretch annuities, joint owners and changing owners are not allowed.
If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See “Taxes.”)
If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.
Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders and any owner was not an owner before the change, all owners (including any prior owner who is still an owner after the ownership change) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.
The death benefit may change due to a change of ownership.
•
If you have the Enhanced Legacy Benefit, joint ownership and joint annuitants are not allowed while this rider is in force. For contracts issued in all states except California, if any owner is age 75 or younger immediately following the ownership change, the rider will continue and the benefit amount may be reset. An assignment or change of ownership may also be made to a non-natural owner (e.g. an individual ownership changed to an irrevocable trust) or to a revocable trust, with either holding for the sole benefit of the prior owner. Assignments and ownership changes other than these will terminate the rider. For contracts issued in California, the benefits provided under the rider are only payable at the annuitant’s death. You may not change the annuitant while this rider is in force, unless you are the annuitant and your spouse becomes the owner and annuitant under the spousal continuation provision. An ownership change will not terminate the rider or reset the benefit amount.
•
If you have the Benefit Protector rider, if any owner is older than age 75 immediately following the ownership change, the rider will terminate upon change of ownership. If all owners are younger than age 76, the rider continues unless

RiverSource RAVA 5 Access Variable Annuity — Prospectus 41

the owner chooses to terminate it during the 30-day window following the effective date of the ownership change. The Benefit Protector death benefit values may be reset (see “Optional Benefits – Optional Death Benefits – Benefit Protector Death Benefit Rider”).
•
If you elected the ROPP Death Benefit and if any owner is older than age 79 immediately following the ownership change, the ROPP Death Benefit will continue. If all owners are age 79 or younger, the ROPP Death Benefit will terminate and the Standard Death Benefit will apply.
•
If you elected the 5-Year MAV Death Benefit and if any owner is older than age 75 immediately following the ownership change, this rider will terminate and the Standard Death Benefit will apply. If all owners are age 75 or younger, the 5-Year MAV Death Benefit will continue.
•
If you elected the MAV Death Benefit and if any owner is older than age 79 immediately following the ownership change, this rider will terminate and the Standard Death Benefit will apply. If all owners are age 79 or younger, the MAV Death Benefit will continue.
•
The ROPP Death Benefit, MAV Death Benefit and 5-Year MAV Death Benefit values may be reset (see “Benefits in the Case of Death”).
•
If the death benefit that applies to your contract changes due to an ownership change, the mortality and expense risk fee may change as well (see “Charges and Adjustments – Annual Contract Expenses – Mortality and Expense Risk Fee”).

42 RiverSource RAVA 5 Access Variable Annuity — Prospectus

Benefits Available Under the Contract
The following table summarizes information about the benefits available under the Contract.
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Standard Benefits
Dollar Cost Averaging	Allows the systematic transfer of a specified dollar amount among the subaccounts	N/A	N/A	•Transfers not available to or from the GPAs
Special Dollar Cost Averaging (SDCA)	Allows the systematic transfer from the Special DCA fixed account to one or more eligible subaccounts	N/A	N/A
•Must be funded with a purchase
payment, not transferred contract
value
•Only 6-month and 12-month options
are available
•Transfers occur on a monthly basis
and the first monthly transfer
occurs one day after we receive
your purchase payment
•You may not use the GPA account or
the Special DCA fixed account as a
destination for the Special DCA
monthly transfer.

Asset Rebalancing	Allows you to have your investments periodically rebalanced among the subaccounts to your pre-selected percentages	N/A	N/A
•You must have $2,000 in Contract
Value to participate.
•We require 30 days notice for you to
change or cancel the program
•You can request rebalancing to be
done either quarterly, semiannually
or annually

Income Guide	Provides withdrawal monitoring and reporting to help you monitor your withdrawals with the goal of taking withdrawals over your lifetime	N/A	N/A
•Contract owners must be at least
age 50 and no older than age 85
•Available only if the servicing
broker-dealer on your contract is
Ameriprise Financial Services, LLC
•Not available if you are making
substantially equal withdrawals
•Not available if you have more than
one systematic withdrawal program
in place
•Systematic withdrawals must be set
up according to the all the terms of
Income Guide
•Your contract cannot have any loans

Automated Partial Surrenders/ Systematic Withdrawals	Allows automated partial surrenders from the contract	N/A	N/A	•Additional systematic payments are not allowed with automated partial surrenders •May result in income taxes and penalty on all or a portion of the amounts surrendered
Standard Death Benefit (For applications dated prior to	Provides a guaranteed death benefit equal to the greater of the Return of Purchase	N/A	N/A	•Annuitizing the Contract terminates the benefit. •Withdrawals will proportionately reduce the benefit, which means

RiverSource RAVA 5 Access Variable Annuity — Prospectus 43

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
12/5/2022, available for contract owners age 79 and younger. For applications dated on or after 12/5/2022, available for contract owners age 80 and younger.)	Payment Value (ROPP), Contract Value after any rider charges have been deducted, or the Full Surrender Value			your benefit could be reduced by more than the dollar amount of your withdrawals, and such reductions could be significant
Standard Death
Benefit (For
applications
dated prior to
12/5/2022,
available for
contract owners
age 80 and older.
For applications
dated on or after
12/5/2022,
available for
contract owners
age 81 and
older.)
	Provides a guaranteed death benefit equal to the greater of the Contract Value after any rider charges have been deducted, or the Full Surrender Value	N/A	N/A	•Annuitizing the Contract terminates the benefit.
Optional Benefits
ROPP Death Benefit	Provides a guaranteed death benefit equal to the greater of the Return of Purchase Payment Value (ROPP),Contract Value after any rider charges have been deducted, or the Full Surrender Value	0.35% of average daily contract value in the variable account	0.35%
•For contracts with applications
dated on or after 12/5/2022,
available if any owner is age 81 and
older
•For contracts with applications
dated prior to 12/5/2022, available
if any owner is age 80 and older
•Must be elected at contract issue
•Not available with Enhanced Legacy
Benefit
•Withdrawals will proportionately
reduce the benefit, which means
your benefit could be reduced by
more than the dollar amount of your
withdrawals, and such reductions
could be significant
•Annuitizing the Contract terminates
the benefit

MAV Death Benefit	Increases the guaranteed death benefit to the highest anniversary contract value, adjusted for any partial surrenders	0.25% of average daily contract value in the variable account	0.25%
•Available to owners age 79 and
younger
•Must be elected at contract issue
•Not available with Enhanced Legacy
Benefit
•No longer eligible to increase on
any contract anniversary on/after
your 81st birthday.
•Withdrawals will proportionately

44 RiverSource RAVA 5 Access Variable Annuity — Prospectus

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
				reduce the benefit, which means your benefit could be reduced by more than the dollar amount of your withdrawals. Such reductions could be significant. •Annuitizing the Contract terminates the benefit
5-year MAV Death Benefit	Increases the guaranteed death benefit to the highest 5th anniversary contract value, adjusted for any partial surrenders	0.10% of average daily contract value in the variable account	0.10%
•Available to owners age 75 and
younger
•Must be elected at contract issue
•Not available with Enhanced Legacy
Benefit
•No longer eligible to increase on
any contract anniversary on/after
your 81st birthday
•Withdrawals will proportionately
reduce the benefit, which means
your benefit could be reduced by
more than the dollar amount of your
withdrawals. Such reductions could
be significant
•Annuitizing the Contract terminates
the benefit

Benefit Protector Death Benefit	Provides an additional death benefit, based on a percentage of contract earnings, to help offset expenses after death such as funeral expenses or federal and state taxes	0.25% of contract value	0.25%
•Available to owners age 75 and
younger
•Must be elected at contract issue
•Only available if elected with
Standard death benefit (for owners
age 79 or younger), MAV or 5-year
MAV
•For contract owners under age 70
at issue, the benefit is 40% of
earnings
•For contract owners age 70 and
older at issue with application dates
on or after 10/16/2023, the
benefit is 25% of earnings
•For contract owners age 70 and
older at issue with application dates
prior to 10/16/2023, the benefit is
15% of earnings
•Annuitizing the Contract terminates
the benefit

Enhanced LegacySM Benefit
Increases the
guaranteed death
benefit to the greater
of the MAV (i.e. the
highest anniversary
contract value) and
ADB value (i.e
purchase payments
compounded at 5%),
adjusted for any partial
surrenders
		1.75% of the greater of contract value and guaranteed death benefit (On or after age 86, 1.75% of guaranteed death benefit).	For application dates on or after 10/16/2023: 1.00% For application dates prior to 10/16/2023: 0.95%
•Available to owners age 75 and
younger
•Must be elected at contract issue
•Not available with any other death
benefit rider
•Subject to Investment Allocation
restrictions
•No longer eligible to increase on
any contract anniversary following
your 81st (for ADB value) or 86th

RiverSource RAVA 5 Access Variable Annuity — Prospectus 45

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations

(for MAV) birthday
•Withdrawals will proportionately
reduce the benefit, which means
your benefit could be reduced by
more than the dollar amount of your
withdrawals. Such reductions could
be significant
•Annuitizing the Contract terminates
the benefit

Benefits in Case of Death – Standard Death Benefit
We will pay the death benefit to your beneficiary upon your death if you die before the annuitization start date with the contract value greater than zero. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner.
For contracts with applications dated on or after 12/5/2022:
If you are age 80 or younger on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the greater of:
•
the contract value after any rider charges have been deducted or
•
the Return of Purchase Payments (ROPP) value.
If you are age 81 or older on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the contract value after any rider charges have been deducted.
For contracts with applications dated prior to 12/5/2022:
If you are age 79 or younger on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the greater of:
•
the contract value after any rider charges have been deducted;
•
the Return of Purchase Payments (ROPP) value; or
•
the Full Surrender Value.
If you are age 80 or older on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the greater of contract value after any rider charges have been deducted or the Full Surrender Value.
For all contracts:
Here are some terms that are used to describe the Standard Death Benefit and optional death benefits:
ROPP Value: is the total purchase payments on the contract issue date. Additional purchase payments will be added to the ROPP value. Adjusted partial surrenders will be subtracted from the ROPP value.
Adjusted partial surrenders	=	a × b
c

a	=	the amount your contract value is reduced by the partial surrender.
b	=	the applicable ROPP value, MAV value or 5-year MAV value on the date of (but prior to) the partial surrender.
c	=	the contract value on the date of (but prior to) the partial surrender.
If you take a partial surrender, the applicable ROPP, MAV, or 5-year MAV value will be reduced proportionally based on the percentage of contract value that is withdrawn. This means that if the contract value is higher than the ROPP, MAV, or 5-year MAV value at the time of a partial surrender, then the ROPP, MAV, or 5-year MAV Value is reduced by an amount that is less than the dollar amount withdrawn. Conversely, if the contract value is lower than the ROPP, MAV, or 5-year MAV value at the time of a partial surrender, then the ROPP, MAV, or 5-year MAV value is reduced by an amount that is more than the dollar amount withdrawn.
Covered Life Change: is either continuation of the contract by a spouse under the spousal continuation provision, or an ownership change where any owner after the ownership change was not an owner prior to the change.

46 RiverSource RAVA 5 Access Variable Annuity — Prospectus

Full Surrender Value: is the contract value immediately prior to the surrender (immediately prior to payment of a death claim for death benefits) less:
•
pro rata rider charges,
•
the contract charge, and
plus:
•
any positive or negative market value adjustment.
For contracts with applications dated on or after 12/5/2022:
For a spouse who continues the contract and is age 80 or younger, we set the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid, but with no reduction for rider charges on riders that remain in force.
For contracts with applications dated prior to 12/5/2022:
For a spouse who continues the contract and is age 79 or younger, we set the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid, but with no reduction for rider charges on riders that remain in force and without regard to the Full Surrender Value.
For all contracts:
After a covered life change other than for the spouse who continues the contract, if the prior owner and all current owners are eligible for the ROPP Death Benefit, we reset the ROPP value on the valuation date we receive your written request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less. If the prior owner was not eligible for the ROPP Death Benefit, but the new owner is eligible, we reset the ROPP value to the contract value after any rider charges have been deducted on the valuation date we receive your request for the ownership change.
Example of standard death benefit calculation when you are age 79 or younger on the contract effective date:
Assumptions:
•
You purchase the contract with a payment of $20,000
•
During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

We calculate the death benefit as follows:
The total purchase payments minus adjustments for partial surrenders:
Total purchase payments minus adjusted partial surrenders, calculated as:	$20,000
$1,500 × $20,000 =	–1,667
$18,000
for a standard death benefit of:	$18,333
since this is greater than your contract value of $16,500
If You Die Before the Annuitization Start Date
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract’s value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled. Death claim requirements generally include due proof of death and will be detailed in the claim materials we send upon notification of death.
When paying multiple beneficiaries, we will process the death claim of each beneficiary on the valuation date when a beneficiary provides us with complete death claim requirements. We will determine a beneficiary's proceeds using the accumulation unit value we calculate on that valuation date. The remaining contract value remains invested as was specified at time of death. We pay interest, if any, at a rate no less than required by law. We will mail payment to a beneficiary within seven days after our death claim requirements are fulfilled.

RiverSource RAVA 5 Access Variable Annuity — Prospectus 47

Nonqualified annuities
Spousal continuation: If your spouse is sole primary beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner.
If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see “Optional Benefits – Optional Death Benefits” and “Benefits in the Case of Death – Standard Death Benefit”). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see “Charges and Adjustments – Annual Contract Expenses – Mortality and Expense Risk Fee”).
If your beneficiary is not your spouse, or your spouse does not elect spousal continuation, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:
•
the beneficiary elects in writing, and payouts begin, no later than one year after your death, or other date as permitted by the IRS; and
•
the payout period does not extend beyond the beneficiary’s life or life expectancy.
Inherited Nonqualified Stretch Annuities. For inherited nonqualified stretch annuities, your spouse may not choose to continue the contract under the spouse's option to continue contract provision. If you die before the full distribution of your interest in this contract, your beneficiary will receive the death benefit as determined by the contract or any attached riders in a lump sum or if We allow, may elect to continue to receive the Required Distributions under this contract. Required Distributions must continue at least as rapidly as Section 72(s)(2) of the Code required prior to your death. Your beneficiary may not elect an annuity payment plan.
Qualified annuities
The information below has been revised to reflect proposed regulations issued by the Internal Revenue Service that describe the requirements for required minimum distributions when a person or entity inherit assets held in an IRA, 403(b) or qualified retirement plan. This proposal is not final and may change. Contract owners are advised to work with a tax professional to understand their required minimum distribution obligations under the proposed regulations and federal law.  The proposed regulations can be found in the Federal Register, Vol. 87, No. 37, dated Thursday, February 24, 2022.
•
Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole primary beneficiary, your spouse may either elect to treat the contract as his/her own (spousal continuation), so long as he or she is eligible to do so, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 73. If you attained age 73 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.
Your spouse may elect to assume ownership of the contract with the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see “Optional Benefits – Optional Death Benefits” and “Benefits in the Case of Death – Standard Death Benefit”). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see “Charges and Adjustments – Annual Contract Expenses – Mortality and Expense Risk Fee”).
If you purchased this contract as an inherited IRA and your spouse is the sole beneficiary, he or she can elect to continue this contract as an inherited IRA. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy and must withdraw his or her entire inherited interest by December 31 of the 10th year following your date of death.
If you purchased this contract as an inherited IRA and your spouse is not the sole beneficiary, he or she can elect an alternative payment plan for his or her share of the death benefit and all optional death benefits will terminate. Your spouse beneficiary must submit the applicable investment options form. No additional purchase payments will be accepted. The death benefit payable on the death of the spouse beneficiary is the greater of the contract value after any rider charges have been deducted and the Full Surrender Value; the mortality and expense risk fee will be the same as is applicable to the Standard Death Benefit. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy and must withdraw his or her entire inherited interest by December 31 of the 10th year following your date of death.
•
Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs on or after Jan. 1, 2020, the beneficiary is required to withdraw his or her entire inherited interest by December 31 of the 10th year following your date of death unless they qualify as an “eligible designated beneficiary.” Your beneficiary may be required to

48 RiverSource RAVA 5 Access Variable Annuity — Prospectus

take distributions during the 10-year period if you died after your Required Beginning Date. Eligible designated beneficiaries may continue to take proceeds out over your life expectancy if you died prior to your Required Beginning Date or over the greater of your life expectancy or their life expectancy if you died after your Required Beginning Date. Eligible designated beneficiaries include the surviving spouse:
•
the surviving spouse;
•
a lawful child of the owner under the age of 21 (remaining amount must be withdrawn by the earlier of the end of the year the minor turns 31 or end of the 10th year following the minor's death);
•
disabled within the meaning of Code section 72(m)(7);
•
chronically ill within the meaning of Code section 7702B(c)(2);
•
any other person who is not more than 10 years younger than the owner.
However, non-natural beneficiaries, such as estates and charities, are subject to a five-year rule to distribute the IRA if you died prior to your Required Beginning Date.
We will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under a payout plan available under this contract and:
•
the beneficiary elects in writing, and payouts begin, no later than one year following the year of your death; and
•
the payout period does not extend beyond December 31 of the 10th year following your death or the applicable life expectancy for an eligible designated beneficiary.
•
Spouse and Non-spouse beneficiary: If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits will terminate. The beneficiary must submit the applicable investment options form. No additional purchase payments will be accepted. The death benefit payable on the death of the beneficiary is the greater of the contract value and the Full Surrender Value; the mortality and expense risk fee will be the same as is applicable to the Standard Death Benefit.
•
Annuity payout plan: If you elect an annuity payout plan, the payouts to your beneficiary may continue depending on the annuity payout plan you elect, subject to adjustment to comply with the IRS rules and regulations.
If You Die After the Annuitization Start Date
If you die after the annuitization start date, the amount payable, if any, will depend on the annuity payment plan then in effect. Payments to beneficiaries are subject to adjustment to comply with the IRS rules and regulations.
Death of the owner: If the owner is the annuitant and dies after the annuitization start date, payments cease for lifetime only payment plans. Payments continue to the owner’s beneficiaries for the remainder of any guarantee period or for the lifetime of a surviving joint annuitant, if any.
If the owner is not the annuitant and dies after the annuitization start date, payments continue to the beneficiaries according to the payment plan in effect.
Death of the annuitant or of a beneficiary receiving payments under an annuity payment plan: If the owner is not the annuitant and the annuitant dies after the annuitization start date, payments cease for lifetime payment plans. Payments continue to the owner for the remainder of any guarantee period or for the lifetime of a surviving joint annuitant, if any.
If a beneficiary elects an annuity payment plan as provided under the payment options provision above and dies after payments begin, payments continue to beneficiaries named by the deceased beneficiary as provided under the change of beneficiary provision for the remainder of any guarantee period (see “Annuity Payout Plans”).
In any event, amounts remaining payable must be paid at least as rapidly as payments were being made at the time of such death.
How we handle contracts under unclaimed property laws
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of one to five years from either 1) the contract’s maturity date (the latest day on which income payments may begin under the contract) or 2) the date the death benefit is due and payable. If a contract matures or we determine a death benefit is payable, we will use our best efforts to locate you or designated beneficiaries. If we are unable to locate you or a beneficiary, proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown in our books and records, or to our state of domicile. Generally, this surrender of property to the state is commonly referred to as “escheatment”. To avoid escheatment, and ensure an effective process for your beneficiaries, it is important that your personal address and beneficiary designations are up to date, including complete names, date of birth, current addresses and phone numbers, and taxpayer identification numbers for each beneficiary. Updates to your address or beneficiary designations should be sent to our Service Center.

RiverSource RAVA 5 Access Variable Annuity — Prospectus 49

Escheatment may also be required by law if a known beneficiary fails to demand or present an instrument or document to claim the death benefit in a timely manner, creating a presumption of abandonment. If your beneficiary steps forward (with the proper documentation) to claim escheated annuity proceeds, the state is obligated to pay any such proceeds it is holding.
For nonqualified deferred annuities, non-spousal death benefits are generally required to be distributed and taxed within five years from the date of death of the owner.
Different rules apply to inherited nonqualified stretch annuities and annuitizations.
Optional Benefits
The assets held in our general account support the guarantees under your contract, including optional death benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.
Optional Death Benefits
In addition to the Standard Death Benefit, we also offer the following optional death benefits, which provide a death benefit that equals or exceeds the Standard Death Benefit:
•
ROPP Death Benefit;
•
MAV Death Benefit;
•
5-Year MAV Death Benefit; and
•
Benefit Protector Death Benefit; and
•
Enhanced Legacy Benefit.
The optional death benefits listed above must be elected at the time you purchase your contract. Once you elect a death benefit, you cannot change it; however, the death benefit that applies to your contract may change due to an ownership change (see “Changing Ownership”) or continuation of the contract by the spouse under the spousal continuation provision.
The death benefit determines the mortality and expense risk fee that is assessed against the subaccounts. We will base the benefit paid on the death benefit coverage in effect on the date of your death.
For contract applications dated on or after 12/5/2022, if you are age 81 or older at contract issue, you may select the ROPP death benefit described below at the time you purchase your contract. For contract applications dated prior to 12/5/2022, if you are age 80 or older at contract issue, you may select the ROPP death benefit described below at the time you purchase your contract.
Be sure to discuss with your financial advisor whether or not this death benefit is appropriate for your situation.
Return of Purchase Payments (ROPP) Death Benefit
The ROPP Death Benefit will pay your beneficiaries no less than your purchase payments, adjusted for surrenders. If you die before the annuitization start date and while this contract is in force, the death benefit will be the greatest of:
1.
the contract value after any rider charges have been deducted,
2.
the ROPP Value, or
3.
the Full Surrender Value.
If the contract application is dated on or after 12/5/2022, for a spouse who continues the contract and is age 81 or older, we reset the ROPP value to the contract value on the date of the continuation and after any increase to the contract value due to the death benefit that would otherwise have been paid. If the spouse who continues the contract is age 80 or younger, the optional ROPP Death Benefit will terminate and the Standard ROPP Death Benefit will apply.
After a covered life change other than for the spouse who continues the contract, if any owner is age 81 or older we reset the ROPP value on the valuation date we receive your request for the ownership change to the contract value, if the contract value is less.
If all owners are age 80 or younger, the optional ROPP Death Benefit will terminate and the Standard ROPP Death Benefit will apply.

50 RiverSource RAVA 5 Access Variable Annuity — Prospectus

If the contract application is dated prior to 12/5/2022, for a spouse who continues the contract and is age 80 or older, we reset the ROPP value to the contract value on the date of the continuation and after any increase to the contract value due to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). If the spouse who continues the contract is age 79 or younger, the optional ROPP Death Benefit will terminate and the Standard ROPP Death Benefit will apply.
After a covered life change other than for the spouse who continues the contract, if any owner is age 80 or older we reset the ROPP value on the valuation date we receive your request for the ownership change to the contract value, if the contract value is less.
If all owners are age 79 or younger, the optional ROPP Death Benefit will terminate and the Standard ROPP Death Benefit will apply.
If you are age 75 or younger at contract issue, you may select one of the following optional death benefits: MAV Death Benefit, 5-Year MAV Death Benefit, Benefit Protector Death Benefit or Enhanced Legacy Benefit. The Benefit Protector Death Benefit may only be selected in combination with the MAV Death Benefit or the 5-Year MAV Death Benefit (or the Standard Death Benefit). If you select the MAV Death Benefit or 5-Year MAV Death Benefit, you may also select the Benefit Protector Death Benefit. If you are between ages 76-79 at contract issue, you may only select the MAV Death Benefit. The death benefits do not provide any additional benefit before the first contract anniversary and may not be appropriate for certain older issue ages because the benefit values may be limited after age 80. Be sure to discuss with your financial advisor whether or not these death benefits are appropriate for your situation.
Maximum Anniversary Value (MAV) Death Benefit
The MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:
1.
the contract value after any rider charges have been deducted;
2.
the ROPP value;
3.
the MAV; or
4.
the Full Surrender Value.
The MAV equals the ROPP value prior to the first contract anniversary. Every contract anniversary prior to the earlier of your 81st birthday or your death, we compare the MAV to the current contract value and we reset the MAV to the higher amount. The MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders as described above in the “Benefits in Case of Death — Standard Death Benefit” section.
For a spouse who is age 79 or younger and continues the contract, we reset the MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). If your spouse is age 80 or older when the contract is continued, the MAV death benefit will terminate and the Standard Death Benefit will apply.
After a covered life change other than for a spouse who continues the contract, if all owners are age 79 or younger, we reset the MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:
(a)
the contract value after any rider charges have been deducted, or
(b)
the MAV on that date, but prior to the reset.
If any owner is age 80 or older at the time of the covered life change, the MAV death benefit will terminate and the Standard Death Benefit will apply.
5-Year Maximum Anniversary Value (5-Year MAV) Death Benefit
The 5-year MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:
1.
the contract value after any rider charges have been deducted;
2.
the ROPP value;
3.
the 5-year MAV; or
4.
the Full Surrender Value.
The 5-year MAV equals the ROPP value prior to the fifth contract anniversary. Every fifth contract anniversary prior to the earlier of your 81st birthday or your death, we compare the 5-year MAV to the current contract value and we reset the 5-Year MAV to the higher amount. The 5-year MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders as described above in the “Benefits in Case of Death — Standard Death Benefit” section.

RiverSource RAVA 5 Access Variable Annuity — Prospectus 51

For a spouse who is age 75 or younger and continues the contract, we reset the 5-Year MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). If your spouse is age 76 or older when the contract was continued, the 5-year MAV death benefit will terminate and the Standard Death Benefit will apply.
After a covered life change other than for a spouse who continues the contract, if all owners are age 75 or younger, we reset the 5-Year MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:
(a)
the contract value after any rider charges have been deducted, or
(b)
the 5-Year MAV on that date, but prior to the reset.
If any owner is age 76 or older at the time of the covered life change, the 5-year MAV death benefit will terminate and the Standard Death Benefit will apply.
Benefit Protector Death Benefit
The Benefit Protector is intended to provide an additional death benefit to your beneficiary if there are earnings in the annuity. This will help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see “Charges and Adjustments”). It is only available if you have selected the MAV Death Benefit, 5 year MAV Death Benefit or Standard Death Benefit. The Benefit Protector provides reduced benefits if you are age 70 or older at the rider effective date. The Benefit Protector does not provide any additional benefit before the first rider anniversary.
If you are age 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. You cannot elect the optional Benefit Protector Death Benefit if you have elected the Enhanced Legacy Benefit.
Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes – Qualified Annuities – Required Minimum Distributions”). Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking any surrenders including RMDs and Required Distributions. Be sure to discuss with your investment professional and tax advisor whether or not the Benefit Protector is appropriate for your situation.
The Benefit Protector provides that if you die after the first rider anniversary, but before the annuitization start date, and while this contract is in force, we will pay the beneficiary:
For contracts with application dates on or after 10/16/2023
•
the applicable death benefit, plus:
•
40% of your earnings at death if you were under age 70 on the rider effective date; or
•
25% of your earnings at death if you were age 70 or older on the rider effective date.
For contracts with application dates prior to 10/16/2023
•
the applicable death benefit, plus:
•
40% of your earnings at death if you were under age 70 on the rider effective date; or
•
15% of your earnings at death if you were age 70 or older on the rider effective date.
If there has been a covered life change, remaining purchase payments is set as the contract value on the date of the most recent covered life change. Thereafter, remaining purchase payments is increased by the amount of each additional purchase payment and adjusted for each partial surrender.
Earnings at death: Earnings at death is equal to the death benefit that is otherwise payable (without this rider), less remaining purchase payments. We set maximum earnings at death of 250% of purchase payments not previously withdrawn that are one or more years old. Earnings at death cannot be less than zero.
Terminating the Benefit Protector
•
You may terminate the rider within 30 days after the first rider anniversary.
•
You may terminate the rider within 30 days after any rider anniversary beginning with the seventh rider anniversary.
•
The rider will terminate when you make a full surrender from the contract or on the annuitization start date.
•
Your spouse may terminate the rider within 30 days following the effective date of the spousal continuation if your spouse is age 75 or younger.
•
You may terminate the rider within 30 days following the effective date of an ownership change if you are age 75 or younger.

52 RiverSource RAVA 5 Access Variable Annuity — Prospectus

•
The rider will terminate for a spousal continuation or ownership change if the spouse or any owner is age 76 or older at the time of the change.
•
The rider will terminate after the death benefit is payable, unless the spouse continues the contract under spousal continuation provision.
•
The rider will terminate when beneficiary elects an alternative payment plan which is an inherited IRA.
If your spouse is the sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner. Your spouse will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract and the age of the spouse at the time of the change will be used to determine the earnings at death percentage going forward. If your spouse does not qualify for the rider on the basis of age we will terminate the rider and the Standard Death Benefit will apply. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value) and we will substitute this new contract value on the date of death for “remaining purchase payments” used in calculating earnings at death.
After a covered life change other than a spouse that continues the contract, all owners will be subject to all of the limitations and restrictions of the rider just as if they were purchasing a new contract; and the age of all owners at the time of the change will be used to determine the earnings at death percentage going forward. If any owner does not qualify for the rider on the basis of age, we will terminate the rider and the Standard Death Benefit will apply. If they do qualify for the rider on the basis of age, we will substitute the contract value on the date of the ownership change for remaining purchase payments used in calculating earnings at death.
For an example, please see Appendix C.
Enhanced Legacy Benefit
The Enhanced Legacy Benefit is an optional death benefit that you can add to your contract for an additional charge. The Enhanced Legacy Benefit may not be purchased with MAV, 5-year MAV or Benefit Protector Death Benefit riders. Also, loans will not be available if you purchase this optional benefit. This benefit is intended to provide additional guarantees that may increase the death benefit provided in the contract.
If you are age 75 or younger at contract issue, you may choose to add this rider to your contract. The rider will terminate upon assignment or a change in ownership of the contract unless the new assignee or owner meets the qualifications specified in the Assignment and Change of Ownership section below (does not apply to contracts issued in California).
The Enhanced Legacy Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:
1.
contract value after any rider charges have been deducted; or
2.
the ROPP value; or
3.
the Accumulation Death Benefit (ADB) value; or
4.
the MAV.
The Accumulation Death Benefit (ADB) is a component of the death benefit that is based on purchase payments increased by 5% on each anniversary through age 80 (adjusted for partial surrenders).
For contracts issued in California, the following applies:
•
The benefits provided under this rider are only payable at the annuitant’s death and terms “you” or “your” refer to annuitant.
•
If the owner is a natural person, the owner and the annuitant must be the same at issue.
The key terms and provisions of the Enhanced Legacy Benefit are:
Covered Life Change: is either the continuation of the contract by a spouse under the spouse's option to continue contract provision or, in all states except California, an ownership change where an owner after the ownership change was not an owner prior to the change.
Adjustments for Partial Surrenders: Adjustments for partial surrenders are calculated for the ROPP value, ADB value and MAV separately for each partial surrender using the following formula:
a × b	where:
c

a	=	the amount the contract value is reduced by the partial surrender
b	=	the applicable ROPP value, ADB value or MAV on the date of (but prior to) the partial surrender
c	=	the contract value on the date of (but prior to) the partial surrender.

RiverSource RAVA 5 Access Variable Annuity — Prospectus 53

ROPP Value, ADB Value and MAV: are the total purchase payments on the contract issue date. Additional purchase payments will be added to the ROPP value, ADB value and MAV. Adjustments for partial surrenders (as calculated above) will be subtracted from the ROPP value, ADB value and MAV. The ROPP value, ADB value and MAV cannot be withdrawn in a lump sum.
On each contract anniversary prior to your date of death the ADB value and MAV will be adjusted as follows:
1.
On the first contract anniversary, we increase the ADB value by 5%, multiplied by the ADB value as of 60 days after the contract date.
2.
On each contract anniversary after the first and prior to you reaching age 81, we increase the ADB value by 5%, multiplied by the prior contract anniversary’s ADB value.
3.
On each contract anniversary prior to you reaching age 86, the MAV will be increased to the contract value (after rider charges are deducted) if greater.
For a spouse who is age 75 or younger and continues the contract, the Enhanced Legacy Benefit will continue and the ROPP value, ADB value and MAV are reset to the contract value on the date of continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid. If your spouse is age 76 or older when the contract is continued, the Enhanced Legacy Benefit will terminate and the Standard Death Benefit will apply.
After a covered life change other than for a spouse who continues the contract, if the owner is age 75 or younger, the Enhanced Legacy Benefit will continue and the ROPP value, ADB value and MAV are reset on the valuation date we receive your written request for the covered life change to the lesser of the contract value on that date after any rider charges have been deducted, and the applicable ROPP value, ADB value and MAV on that date (but prior to the reset). If the owner is age 76 or older at the time of the covered life change, the Enhanced Legacy Benefit will terminate and the Standard Death Benefit will apply.
You should consider whether the Enhanced Legacy Benefit is appropriate for you because:
•
Investment Allocation Restrictions: This rider requires 100% allocation of purchase payments and your contract value to approved investment options, which are currently Portfolio Stabilizer funds and for application dates on or after 10/16/2023 certain Portfolio Navigator funds. This means that you will not be able to allocate contract value to all of the subaccounts and GPAs, that are available under the contract to contract owners who do not elect the rider. (See “Appendix A: Funds Available Under the Enhanced Legacy Benefit”). You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the investment option you have chosen. We reserve the right to limit the number of investment option changes per contract year. We also reserve the right to limit elective investment option changes if required to comply with the written instructions of a fund (see “Making the Most of Your Contract – Transferring Among Accounts – Market Timing”). We reserve the right to add, remove or substitute approved investment options at any time and in our sole discretion. Any substitution of funds may be subject to the SEC or state insurance departments approval. (See “Substitution of Investments”).
•
Limitation on Purchase payments: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. This may limit your ability to increase the contract value and death benefit. For current purchase payment restrictions, please see “Buying Your Contract — Purchase Payments”.
Assignment and Change of Ownership
Joint ownership and joint annuitants are not allowed while this rider is in force. In all states, except California, this rider will continue and the benefit amount may be reset if there is an assignment or a change of ownership and the owner or assignee is age 75 or younger.  An assignment or change of ownership may also be made to a non-natural owner (e.g. an individual ownership changed to an irrevocable trust) or to a revocable trust, with either holding for the sole benefit of the prior owner. Assignments and ownership changes other than these will terminate the rider.
For contracts issued in California, the benefits provided under this rider are only payable at the annuitant’s death. You may not change the annuitant while this rider is in force, unless you are the annuitant and your spouse becomes the owner and annuitant under the spousal continuation provision.
Termination of the Rider
The rider can only be terminated under the following circumstances:
1.
After the death benefit is payable, unless the spouse continues the contract as described in the spouse’s option to continue contract provision, the rider will terminate.
2.
For contracts issued in California, after the death benefit is payable, if you are not the annuitant, the rider will terminate.
3.
Certain assignment and ownership changes as described in the Assignment and Change of Ownership provision will terminate the rider (does not apply to contracts issued in California).
4.
On the annuitization start date the rider will terminate.

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5.
In relation to certain increases to the annual rider fee as described in the Enhanced Legacy Benefit Charge provision, your written request will terminate the rider.
6.
Reduction of the contract value to zero will terminate the rider.
7.
Termination of the contract for any reason will terminate the rider.
Upon termination of this rider, any additional death benefit provided by the rider will not be payable upon your death. Upon termination, this rider may not be reinstated.
For an example, please see Appendix C.
The Annuity Payout Period
As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting on the annuitization start date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. Currently, we make annuity payments on a monthly, quarterly, semi-annually and annual basis. Assuming the initial payment is on the same date, more frequent payments will generally result in higher total payments over the year. As discussed below, certain annuity payout options have a “guaranteed period,” during which payments are guaranteed to continue.  Longer guaranteed periods will generally result in lower monthly annuity payment amounts. With a shorter guaranteed period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.
You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. If you do not make an election, annuity payouts will be a combination of fixed and variable based on the proportion of your contract value allocated to the fixed account and variable account at the time payouts begin. The amount available to purchase payouts under the plan you select is the contract value on your annuitization start date after any rider charges have been deducted , plus any positive or negative MVA (less any applicable premium tax). Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to accumulate on a tax-deferred basis. Special rules apply for partial annuitization of your annuity contract, see “Taxes – Nonqualified Annuities – Annuity Payouts” and “Taxes – Qualified Annuities – Annuity Payouts.”
If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs and the Special DCA fixed account are not available during this payout period.
Amounts of fixed and variable payouts depend on:
•
the annuity payout plan you select;
•
the annuitant's age and, in most cases, sex;
•
the annuity table in the contract; and
•
the amounts you allocated to the accounts on the annuitization start date.
In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month based on the performance of the funds. Fixed payouts generally remain the same from month to month unless you have elected an option providing for increasing payments or are exercising any available liquidity features we may offer and you have elected.
For information with respect to transfers between accounts after annuity payouts begin, see “Making the Most of Your Contract – Transfer Policies.”
Annuity Tables
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the annuitant’s age and, when applicable, the annuitant’s sex. (Where required by law, we will use a unisex table of annuity payout rates.)
Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the annuitization start date, we will substitute an annuity Table based on an assumed 3.5% investment return for the 5% Table A in the contract. The assumed investment return affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment return and payouts will decrease if the return is below the assumed investment return. Using the 5% assumed interest return results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.
Table B shows the minimum amount of each fixed payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

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Annuity Payout Plans
We make available variable annuity payouts where payout amounts may vary based on the performance of the variable account. We may also make fixed annuity payouts available where payments of a fixed amount are made for the period specified in the plan, subject to any surrender we may permit. You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before the annuitization start date:
•
Plan A: Life annuity – no refund: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.
•
Plan B: Life income with guaranteed period: We make monthly payouts for a guaranteed payout period of five, ten, or 15 years that you elect. This election will determine the length of the payout period in the event if the annuitant dies before the elected period expires. We calculate the guaranteed payout period from the annuitization start date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.
•
Plan C: Life annuity – installment refund: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.
•
Plan D: Joint and last survivor life annuity – no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant. For inherited IRAs, joint life payouts are only available for spouses or non-spouse not more than 10 years younger.
For Plan A, if the annuitant dies before the initial payment, no payments will be made. For Plan B, if the annuitant dies before the initial payment, the payments will continue for the guaranteed payout period. For Plan C, if the annuitant dies before the initial payment, the payments will continue for the installment refund period. For Plan D, if both annuitants die before the initial payment, no payments will be made; however, if one annuitant dies before the initial payment, the payments will continue until the death of the surviving annuitant.
In addition to the annuity payout plans described above, we may offer additional payout plans. These plans may include cash refund features providing a guarantee of receiving at least a return of the annuitization amount (less any annuity payments made and any premium tax paid) in the event of the annuitant’s death, term certain installment plans with varying durations, and liquidity features allowing access under certain circumstances to a surrender of the underlying value of remaining payments. Terms and conditions of annuity payout plans will be disclosed at the time of election, including any associated fees or charges. It is important to remember that the election and use of liquidity features may either reduce the amount of future payouts you would otherwise receive or result in payouts ceasing.
After the annuitization start date, you cannot change your annuity payout option. If you select a variable annuity payout, you may transfer among the available subaccounts once per contract year.
Utilizing a liquidity feature to surrender the underlying value of remaining payments may result in the assessment of a surrender charge (See “Charges and Adjustments – Transaction Expenses – Surrender Charge for Fixed Annuity Payout Plans”) or a 10% IRS penalty tax. (See “Taxes.”)
The annuitant's age at the time annuity payments commence will affect the amount of each payment for annuity payment plans involving lifetime income.  The amount of each annuity payment to older annuitants will be greater than for younger annuitants because payments to older annuitants are expected to be fewer in number.
Annuity payout plan requirements for qualified annuities: If your contract is a qualified annuity, you have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:
•
in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or
•
over a period certain not longer than your life expectancy or over the life expectancy of you and your designated beneficiary.
You must select a payout plan as of the annuitization start date set forth in your contract.
Annuity payout plan requirements for inherited nonqualified stretch annuities: If your contract is an inherited nonqualified stretch annuity, you may not elect an annuity payout plan after a partial surrender, including required distributions. After a partial surrender, all references to the annuity payout plan in Your contract no longer apply.
If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitization start date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.

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If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time amounts are applied to a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the amount that would otherwise have been applied to a plan to the owner in a lump sum or to change the frequency of the payouts.
Death after annuity payouts begin: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.
Taxes
Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.
Nonqualified Annuities
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.
Annuity payouts: Generally, unlike surrenders described below, the income taxation of annuity payouts is subject to exclusion ratios (for fixed annuity payouts) or annual excludable amounts (for variable annuity payouts). In other words, in most cases, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity — no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See “The Annuity Payout Period — Annuity Payout Plans.”)
Federal tax law permits taxpayers to annuitize a portion of their nonqualified annuity while leaving the remaining balance to continue to grow tax-deferred. Under the partial annuitization rules, the portion annuitized must be received as an annuity for a period of 10 years or more, or for the lives of one or more individuals. If this requirement is met, the annuitized portion and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. If a contract is partially annuitized, the investment in the contract is allocated between the deferred and the annuitized portions on a pro rata basis.
Surrenders: Generally, if you surrender all or part of your nonqualified annuity before the annuitization start date, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.
You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59½ unless certain exceptions apply.
Required Distribution for inherited nonqualified stretch annuities: For inherited nonqualified stretch annuities, Required Distributions must be made as required and determined under Section 72(s)(2) of the Code. Required Distributions must be made at least annually and begin no later than one year after the date of death of the decedent (the person whose death triggered the payment of death benefit proceeds applied to the contract).
Withholding: If you receive taxable income as a result of an annuity payout or surrender, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your income tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you have a valid U.S. address and payments are delivered inside the United States, you may be able to elect not to have federal income tax withholding occur.
If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may complete our Form W-4P to use in calculating the withholding if you want withholding other than the default (single filing status with no adjustments). If the distribution is any other type of payment (such as partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion unless you elect a different percentage via our Form W-4R or another acceptable method.
The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.

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Some states also may impose income tax withholding requirements similar to the federal withholding described above or may allow you to elect withholding. If this should be the case, we may deduct state income tax withholding from the payment.
Federal and state tax withholding rules are subject to change. Annuity payouts and surrenders are subject to the tax withholding rules in effect at the time that they are made, which may differ from the rules described above.
Death benefits to beneficiaries: The death benefit under a nonqualified contract is not exempt from estate (federal or state) taxes. In addition, for income tax purposes, any amount your beneficiary receives that exceeds the remaining investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See “Benefits in Case of Death — If You Die Before the Annuitization Start Date”).
Net Investment Income Tax: Certain investment income of high-income individuals (as well as estates and trusts) is subject to a 3.8% net investment income tax (as an addition to income taxes). For individuals, the 3.8% tax applies to the lesser of (1) the amount by which the taxpayer’s modified adjusted gross income exceeds $200,000 ($250,000 for married filing jointly and surviving spouses; $125,000 for married filing separately) or (2) the taxpayer’s “net investment income.” Net investment income includes taxable income from nonqualified annuities. Annuity holders are advised to consult their tax advisor regarding the possible implications of this additional tax.
Annuities owned by corporations, partnerships or irrevocable trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person(s) only, the income may generally remain tax-deferred until surrendered or paid out.
Penalties: If you receive amounts from your nonqualified annuity before reaching age 59½, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:
•
because of your death or in the event of nonnatural ownership, the death of the annuitant;
•
because you become disabled (as defined in the Code);
•
if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);
•
if it is allocable to an investment before Aug. 14, 1982; or
•
if annuity payouts are made under immediate annuities as defined by the Code.
Transfer of ownership: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be taxed as a surrender for federal income tax purposes. Transfer of ownership is not permitted for inherited nonqualified stretch annuities. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner’s investment in the contract will be equal to the investment in the contract at the time of the transfer plus any earnings included in the original owner’s taxable income as a result of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Similar rules apply if you transfer ownership for full consideration. Please consult your tax advisor for further details.
1035 Exchanges of nonqualified annuities: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance products, while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the investment in the contract from the old policy or contract to the new policy or contract. In a 1035 exchange one policy or contract is exchanged for another policy or contract. The following can qualify as nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a qualified long-term care insurance contract. However, if the life insurance policy has an outstanding loan, there may be tax consequences. Additionally, other tax rules apply. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.
For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, per IRS Revenue Procedure 2011-38, if surrenders are taken from either contract within the 180-day period following a partial 1035 exchange, the IRS will apply general tax principles to determine the

58 RiverSource RAVA 5 Access Variable Annuity — Prospectus

appropriate tax treatment of the exchange and subsequent surrender. As a result, there may be unexpected tax consequences. You should consult your tax advisor before taking any surrender from either contract during the 180-day period following a partial exchange.
Assignment: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and also may be subject to the 10% penalty as discussed above. Assignments are not allowed for inherited nonqualified stretch annuities.
Qualified Annuities
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan’s Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.
When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.
Annuity payouts: Under a qualified annuity, except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars; or (4) the contract is used to fund a retirement plan and you direct such payout to be directly rolled over to another eligible retirement plan such as an IRA. We may permit partial annuitizations of qualified annuity contracts. If we accept partial annuitizations, please remember that your contract will still need to comply with other requirements such as required minimum distributions and the payment of taxes. Prior to considering a partial annuitization on a qualified contract, you should discuss your decision and any implications with your tax adviser. Because we cannot accurately track certain after-tax funding sources, we will generally report any payments on partial annuitizations as ordinary income except in the case of a qualified distribution from a Roth IRA.
Annuity payouts from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59½ and meet the five year holding period.
Surrenders: Under a qualified annuity, except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars; or (4) the contract is used to fund a retirement plan and you direct such surrender to be directly rolled over to another eligible retirement plan such as an IRA.
Surrenders from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59½ and meet the five year holding period or another qualifying event such as death or disability.
Required Minimum Distributions: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions (“RMDs”) beginning at age 73. RMDs are based on the fair market value of your contract at year-end divided by the life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you. Inherited IRAs (including inherited Roth IRAs) are subject to special required minimum distribution rules.
Withholding for IRAs, Roth IRAs, SEPs and SIMPLE IRAs: If you receive taxable income as a result of an annuity payout or a surrender, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.
If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may complete our Form W-4P to use in calculating the withholding if you want withholding other than the default (single filing status with no adjustments). If the distribution is any other type of payment (such as partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion unless you elect a different percentage via our Form W-4R or another acceptable method.
The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.
Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.

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Withholding for all other qualified annuities where RiverSource or Ameriprise Trust Company is responsible for tax reporting: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.
In the below situations, the distribution is subject to optional withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.
•
the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;
•
the payout is a RMD as defined under the Code;
•
the payout is made on account of an eligible hardship; or
•
the payout is a corrective distribution.
State withholding also may be imposed on taxable distributions.
Penalties: If you receive amounts from your qualified contract before reaching age 59½, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:
•
because of your death;
•
because you become disabled (as defined in the Code);
•
if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);
•
if the distribution is made following severance from employment during or after the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);
•
to pay certain medical or education expenses (IRAs only);
•
if the distribution is made from an inherited IRA; or
•
any other instances, as allowed by the IRS.
Death benefits to beneficiaries: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. Under current IRS requirements, you are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See “Benefits in Case of Death — If You Die Before the Annuitization Start Date”).
Change of retirement plan type: IRS regulations allow for rollovers of certain retirement plan distributions. In some circumstances, you may be able to have an intra-contract rollover, keeping the same features and conditions. If the annuity contract you have does not support an intra-contract rollover, you are able to request an IRS approved rollover to another annuity contract or other investment product that you choose. If you choose another annuity contract or investment product, you will be subject to new rules, including a new surrender charge schedule for an annuity contract, or other product rules as applicable.
Assignment: You may not assign or pledge your qualified contract as collateral for a loan.
Other
Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.
RiverSource Life’s tax status: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount’s value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.

60 RiverSource RAVA 5 Access Variable Annuity — Prospectus

The company includes in its taxable income the net investment income derived from the investment of assets held in its subaccounts because the company is considered the owner of these assets under federal income tax law. The company may claim certain tax benefits associated with this investment income. These benefits, which may include foreign tax credits and the corporate dividend received deduction, are not passed on to you since the company is the owner of the assets under federal tax law and is taxed on the investment income generated by the assets.
Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.
Spousal status: When it comes to your marital status and the identification and naming of any spouse as a beneficiary or party to your contract, we will rely on the representations you make to us. Based on this reliance, we will issue and administer your contract in accordance with these representations. If you represent that you are married and your representation is incorrect or your marriage is deemed invalid for federal or state law purposes, then the benefits and rights under your contract may be different.
If you have any questions as to the status of your relationship as a marriage, then you should consult an appropriate tax or legal advisor.
Voting Rights
As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.
Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.
After annuity payouts begin, the number of votes you have is equal to:
•
the reserve held in each subaccount for your contract; divided by
•
the net asset value of one share of the applicable fund.
As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.
We calculate votes separately for each subaccount. We will send notice of shareholders’ meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We are the legal owner of all fund shares and therefore hold all voting rights. However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from contract owners. We will vote shares for which we have not received instructions and shares that we or our affiliates own in our own names in the same proportion as the votes for which we received instructions. As a result of this proportional voting, in cases when a small number of contract owners vote, their votes will have a greater impact and may even control the outcome.
To the extent that voting rights created under applicable federal securities laws are revised or alter the voting rights described herein, we reserve the right to proceed in accordance with those laws and regulatory guidance.
Substitution of Investments
We may substitute the Funds in which the subaccounts invest if:
•
laws or regulations change;
•
the existing funds become unavailable; or
•
in our judgment, the funds no longer are suitable (or no longer the most suitable) for the Subaccounts.
If any of these situations occur, we have the right to substitute a Fund currently listed in this prospectus (existing fund) for another Fund (new Fund), provided we obtain any required SEC and state insurance law approval. The new Fund may have higher fees and/or operating expenses than the existing Fund. Also, the new Fund may have investment objectives and policies and/or investment advisers which differ from the existing Fund.
We may also:
•
add new Subaccounts;
•
combine any two or more Subaccounts;
•
transfer assets to and from the Subaccounts or the Variable Account; and
•
eliminate or close any Subaccounts.

RiverSource RAVA 5 Access Variable Annuity — Prospectus 61

We will notify you of any substitution or change and obtain your approval if required.
In certain limited circumstances permitted by applicable law, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. We will obtain any required prior approval of the SEC or state insurance department before making any substitution or change.
About the Service Providers
Principal Underwriter
RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 829 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.
Sales of the Contract
•
Only securities broker-dealers (“selling firms”) registered with the SEC and members of the FINRA may sell the contract.
•
The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. RiverSource Distributors pays the selling firm (or an affiliated insurance agency) for contracts its financial advisors sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.
Payments to Selling Firms
•
We may use compensation plans which vary by selling firm. For example, We may pay ongoing trail commissions of up to 1.25% of the contract value. We do not pay or withhold payment of commissions based on which investment options you select.
•
We may pay selling firms a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.
•
In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:
•
sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for financial advisors, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;
•
marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;
•
providing service to contract owners; and
•
funding other events sponsored by a selling firm that may encourage the selling firm’s financial advisors to sell the contract.
These promotional incentives or reimbursements may be calculated as a percentage of the selling firm’s aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its financial advisors to favor the contracts.
Sources of Payments to Selling Firms
We pay the commissions and other compensation described above from our assets. Our assets may include:
•
revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see “Fee Table and Examples”);
•
compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see “The Variable Account and the Funds – The Funds”);
•
compensation we or an affiliate receive from a fund’s investment adviser, subadviser, distributor or an affiliate of any of these (see “The Variable Account and the Funds – The Funds”); and
•
revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

62 RiverSource RAVA 5 Access Variable Annuity — Prospectus

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:
•
fees and expenses we collect from contract owners; and
•
fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.
Potential Conflicts of Interest
Compensation payment arrangements with selling firms can potentially:
•
give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.
•
cause selling firms to encourage their financial advisors to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.
•
cause selling firms to grant us access to its financial advisors to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.
Payments to Financial Advisors
•
The selling firm pays its financial advisors. The selling firm decides the compensation and benefits it will pay its financial advisors.
•
To inform yourself of any potential conflicts of interest, ask your financial advisor before you buy how the selling firm and its financial advisors are being compensated and the amount of the compensation that each will receive if you buy the contract.
Issuer
We issue the contracts. We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 829 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.
We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts (including registered indexed linked annuity contracts) and life insurance policies.
We rely on the exemption from the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), provided by Rule 12h-7 under the 1934 Act. We are obligated to pay all amounts promised to you under the Contract, subject to our financial strength and claims-paying ability.
Legal Proceedings
RiverSource Life (the Company) is involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions, concerning matters arising in connection with the conduct of its activities. These include proceedings specific to the Company as well as proceedings generally applicable to business practices in the industries in which it operates. The Company can also be subject to legal proceedings arising out of its general business activities, such as its investments, contracts, and employment relationships. Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.
As with other insurance companies, the level of regulatory activity and inquiry concerning the Company’s businesses remains elevated. From time to time, the Company and its affiliates, including Ameriprise Financial Services, LLC (“AFS”) and RiverSource Distributors, Inc. receive requests for information from, and/or are subject to examination or claims by various state, federal and other domestic authorities. The Company and its affiliates typically have numerous pending matters, which includes information requests, exams or inquiries regarding their business activities and practices and other subjects, including from time to time: sales and distribution of various products, including the Company’s life insurance and variable annuity products; supervision of associated persons, including AFS financial advisors and RiverSource Distributors Inc.’s wholesalers; administration of insurance and annuity claims; security of client information; and transaction monitoring systems and controls. The Company and its affiliates have cooperated and will continue to cooperate with the applicable regulators.
These legal proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss. The Company cannot predict with certainty if, how or when any such proceedings will be initiated or resolved. Matters frequently need to be

RiverSource RAVA 5 Access Variable Annuity — Prospectus 63

more developed before a loss or range of loss can be reasonably estimated for any proceeding. An adverse outcome in one or more proceedings could eventually result in adverse judgments, settlements, fines, penalties or other sanctions, in addition to further claims, examinations or adverse publicity that could have a material adverse effect on the Company’s consolidated financial condition, results of operations or liquidity.
Financial Statements
The financial statements for RiverSource Variable Account 10, as well as the consolidated financial statements of RiverSource Life, are in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by calling us at 1-800-862-7919, or can be found online at www.ameriprise.com/variableannuities.

64 RiverSource RAVA 5 Access Variable Annuity — Prospectus

Appendix A: Investment Options Available Under the Contract
The following is a list of funds available under the contract. More information about the funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at riversource.com. You can also request this information at no cost by calling 1-800-862-7919 or by sending an email request to riversource.annuityservice@ampf.com. Depending on the optional benefits you choose, you may not be able to invest in certain funds.   See table below "Funds Available Under the Enhanced Legacy Benefit."
The current expenses and performance information below reflects fee and expenses of the funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks to maximize total return consistent with AllianceBernstein’s determination of reasonable risk.	AB VPS Dynamic Asset Allocation Portfolio (Class B)[1] AllianceBernstein L.P.	1.10%[2]	10.43%	3.15%	3.82%
Seeks long-term growth of capital.	AB VPS Large Cap Growth Portfolio (Class B) AllianceBernstein L.P.	0.90%	24.95%	15.87%	15.67%
Seeks long-term growth of capital.	AB VPS Relative Value Portfolio (Class B)[3] AllianceBernstein L.P.	0.86%	12.76%	9.54%	9.39%
Seeks long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio (Class B)[3] AllianceBernstein L.P.	1.16%[2]	5.96%	8.77%	9.45%
Seeks long-term capital appreciation.	Allspring VT Opportunity Fund - Class 2[1] Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, sub-adviser.	1.00%[2]	15.05%	11.72%	10.78%
Seeks long-term capital appreciation.	Allspring VT Small Cap Growth Fund - Class 2 Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, sub-adviser.	1.17%	18.70%	6.60%	8.65%
The Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the “Index”).	ALPS | Alerian Energy Infrastructure Portfolio: Class III ALPS Advisors, Inc.	1.30%[2]	40.60%	14.15%	5.07%
Seeks long-term growth of capital.	BlackRock Advantage SMID Cap V.I. Fund (Class III)[3] BlackRock Advisors, LLC	0.80%[2]	11.70%	8.41%	8.94%
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund (Class III) BlackRock Advisors, LLC, adviser; BlackRock (Singapore) Limited and BlackRock International Limited, sub-advisers.	1.02%[2]	9.01%	5.74%	5.33%

RiverSource RAVA 5 Access Variable Annuity — Prospectus 65

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation.	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares[3] BNY Mellon Investment Adviser, Inc., adviser; Newton Investment Management Limited, sub-adviser.	0.92%	24.58%	13.18%	11.25%
Seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.	Calvert VP SRI Balanced Portfolio - Class F3 Calvert Research and Management	0.89%	18.91%	9.02%	8.04%
Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Variable Portfolio - Balanced Fund (Class 2)(available for contract applications signed on or after 5/3/2021) Columbia Management Investment Advisers, LLC	1.00%	14.30%	4.79%	9.15%
Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Variable Portfolio - Balanced Fund (Class 3)(available for contract applications signed on or after 5/3/2021) Columbia Management Investment Advisers, LLC	0.88%	14.43%	4.92%	9.28%
Seeks to provide shareholders with total return.	Columbia Variable Portfolio - Commodity Strategy Fund (Class 2) Columbia Management Investment Advisers, LLC	1.00%[2]	7.09%	5.69%	8.94%
Seeks total return, consisting of long-term capital appreciation and current income.	Columbia Variable Portfolio - Contrarian Core Fund (Class 2) Columbia Management Investment Advisers, LLC	0.95%[2]	23.09%	9.62%	14.78%
Seeks to provide shareholders with high total return through income and growth of capital.	Columbia Variable Portfolio - Corporate Bond Fund (Class 2)(previously Columbia Variable Portfolio - Global Strategic Income Fund (Class 2)) Columbia Management Investment Advisers, LLC	0.72%[2]	3.30%	(0.78%)	0.63%
Seeks to provide shareholders with capital appreciation.	Columbia Variable Portfolio - Disciplined Core Fund (Class 2) Columbia Management Investment Advisers, LLC	0.92%	25.74%	8.14%	13.77%
Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.	Columbia Variable Portfolio - Dividend Opportunity Fund (Class 2) Columbia Management Investment Advisers, LLC	0.98%[2]	15.12%	5.97%	8.62%

66 RiverSource RAVA 5 Access Variable Annuity — Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Non-diversified fund that seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	Columbia Variable Portfolio - Emerging Markets Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	1.00%[2]	6.13%	(0.70%)	0.46%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Emerging Markets Fund (Class 2) Columbia Management Investment Advisers, LLC	1.34%[2]	5.45%	(8.32%)	(1.01%)
Seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.	Columbia Variable Portfolio - Government Money Market Fund (Class 2) Columbia Management Investment Advisers, LLC	0.61%[2]	4.71%	3.42%	2.09%
Seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.	Columbia Variable Portfolio - High Yield Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.89%[2]	6.88%	2.18%	3.51%
Seeks to provide shareholders with a high total return through current income and capital appreciation.	Columbia Variable Portfolio - Income Opportunities Fund (Class 2) Columbia Management Investment Advisers, LLC	0.89%[2]	5.71%	1.86%	3.07%
Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Variable Portfolio - Intermediate Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.77%	1.73%	(3.72%)	(0.06%)
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Large Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC	0.97%	31.01%	8.59%	17.18%
Seeks to provide shareholders with long-term capital appreciation.	Columbia Variable Portfolio - Large Cap Index Fund (Class 2)(available for contract applications signed on or after 5/3/2021) Columbia Management Investment Advisers, LLC	0.50%	24.40%	8.39%	13.94%
Seeks to provide shareholders with long-term capital appreciation.	Columbia Variable Portfolio - Large Cap Index Fund (Class 3)(available for contract applications signed on or after 5/3/2021) Columbia Management Investment Advisers, LLC	0.38%	24.54%	8.52%	14.07%

RiverSource RAVA 5 Access Variable Annuity — Prospectus 67

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with a level of current income consistent with preservation of capital.	Columbia Variable Portfolio - Limited Duration Credit Fund (Class 2) Columbia Management Investment Advisers, LLC	0.66%[2]	4.64%	1.48%	1.81%
Seeks total return, consisting of current income and capital appreciation.	Columbia Variable Portfolio - Long Government/Credit Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.72%[2]	(4.39%)	(9.65%)	(3.58%)
Seeks to provide shareholders with capital appreciation.	Columbia Variable Portfolio - Overseas Core Fund (Class 2) Columbia Management Investment Advisers, LLC	1.04%	3.16%	0.41%	3.87%
Seeks long-term capital appreciation.	Columbia Variable Portfolio - Select Large Cap Equity Fund (Class 2)[3] Columbia Management Investment Advisers, LLC	0.92%	23.82%	8.26%	14.35%
Seeks to provide shareholders with long-term growth of capital.	Columbia Variable Portfolio - Select Large Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	0.94%	12.58%	5.04%	9.29%
Seeks to provide shareholders with growth of capital.	Columbia Variable Portfolio - Select Mid Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC	1.07%[2]	23.37%	2.06%	10.80%
Seeks to provide shareholders with long-term growth of capital.	Columbia Variable Portfolio - Select Mid Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	1.07%[2]	12.27%	3.73%	9.58%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Select Small Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	1.10%[2]	13.66%	2.95%	9.19%
Seeks to provide shareholders with long-term capital appreciation.	Columbia Variable Portfolio - Seligman Global Technology Fund (Class 2)[3] Columbia Management Investment Advisers, LLC	1.18%[2]	26.58%	7.71%	20.37%
Seeks long-term capital appreciation.	Columbia Variable Portfolio - Small Cap Value Fund (Class 2)[3] Columbia Management Investment Advisers, LLC	1.13%[2]	8.67%	6.37%	10.98%
Seeks total return, consisting of current income and capital appreciation.	Columbia Variable Portfolio - Strategic Income Fund (Class 2) Columbia Management Investment Advisers, LLC	0.94%[2]	4.51%	0.33%	1.82%
Seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 2) Columbia Management Investment Advisers, LLC	0.71%	1.33%	(2.91%)	(1.06%)

68 RiverSource RAVA 5 Access Variable Annuity — Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with a high level of current income.	CTIVP® - American Century Diversified Bond Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; American Century Investment Management, Inc., subadviser.	0.75%	1.53%	(3.33%)	(0.39%)
Non-diversified fund that seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.	CTIVP® - BlackRock Global Inflation-Protected Securities Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser; BlackRock International Limited, sub-subadviser.	0.87%[2]	(1.20%)	(5.46%)	(0.78%)
Seeks to provide shareholders with current income and capital appreciation.	CTIVP® - CenterSquare Real Estate Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; CenterSquare Investment Management LLC, subadviser.	1.07%	9.86%	(1.90%)	4.79%
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Principal Blue Chip Growth Fund (Class 2) (on or about June 1, 2025 to be known as CTIVP® - Principal Large Cap Growth Fund (Class 2)) Columbia Management Investment Advisers, LLC, adviser; Principal Global Investors, LLC, subadviser.	0.94%	21.12%	6.58%	13.51%
Seeks to provide shareholders with long-term growth of capital and income.	CTIVP® - T. Rowe Price Large Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; T. Rowe Price Associates, Inc., subadviser.	0.95%	11.68%	4.99%	8.18%
Seeks to provide shareholders with total return through current income and capital appreciation.	CTIVP® - TCW Core Plus Bond Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; TCW Investment Management Company LLC, subadviser.	0.74%	0.51%	(3.13%)	(0.53%)
Seeks to provide shareholders with long-term growth of capital.	CTIVP® - Victory Sycamore Established Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management Inc., subadviser.	1.07%	9.62%	5.26%	10.59%
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Wellington Large Cap Value Fund (Class 2) (previously CTIVP® - MFS® Value Fund (Class 2)) Columbia Management Investment Advisers, LLC, adviser; Wellington Management Company LLP, subadviser.	0.87%[2]	11.44%	3.99%	7.77%
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Westfield Mid Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Westfield Capital Management Company, L.P., subadviser.	1.07%[2]	17.19%	2.87%	10.02%

RiverSource RAVA 5 Access Variable Annuity — Prospectus 69

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Westfield Select Large Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Westfield Capital Management Company, L.P., subadviser.	0.94%	27.15%	(0.79%)	10.38%
Seeks investment results that correspond to the total return performance of common stocks as represented by the MSCI EAFE Index.	CVT EAFE International Index Portfolio - Class F3 Calvert Research and Management	0.68%[2]	2.95%	4.18%	4.60%
Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the NASDAQ 100 Index.	CVT Nasdaq 100 Index Portfolio - Class F3 Calvert Research and Management, adviser; Ameritas Investment Partners, Inc, subadviser.	0.73%[2]	24.89%	19.29%	17.64%
Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000® Index.	CVT Russell 2000® Small Cap Index Portfolio - Class F3 Calvert Research and Management, adviser; Ameritas Investment Partners, Inc, subadviser.	0.59%[2]	11.00%	6.93%	7.24%
Seeks capital appreciation.	DWS Alternative Asset Allocation VIP, Class B DWS Investment Management Americas Inc., adviser; RREEF America L.L.C., subadvisor.	1.26%	5.30%	3.97%	2.83%
Seeks high level of current income.	Eaton Vance VT Floating-Rate Income Fund - Initial Class[3] Eaton Vance Management	1.19%	7.68%	4.24%	3.92%
Seeks long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio Service Class 2 Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.81%	33.45%	16.74%	13.33%
Seeks capital appreciation.	Fidelity® VIP Emerging Markets Portfolio Service Class 2[3] Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.	1.13%	9.71%	4.09%	5.78%

70 RiverSource RAVA 5 Access Variable Annuity — Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks capital appreciation.	Fidelity® VIP Energy Portfolio Service Class 2[3] Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.85%	4.02%	12.13%	4.19%
Seeks high total return through a combination of current income and capital appreciation.	Fidelity® VIP Growth & Income Portfolio Service Class 2[3] Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.74%	21.91%	13.10%	11.11%
Seeks to provide capital growth.	Fidelity® VIP Growth Opportunities Portfolio Service Class 2[3] Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.82%	38.54%	18.46%	17.93%
Seeks capital appreciation.	Fidelity® VIP International Capital Appreciation Portfolio Service Class 2[3] Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.	1.03%	7.92%	6.61%	8.01%
Seeks as high level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio Service Class 2[3] Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.63%	1.50%	0.20%	1.68%

RiverSource RAVA 5 Access Variable Annuity — Prospectus 71

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio Service Class 2 Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.82%	17.18%	11.06%	8.94%
Seeks a high level of current income and may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio Service Class 2 Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.	0.89%	5.78%	2.54%	3.34%
Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of equity and debt securities.	Franklin Income VIP Fund - Class 2[1] Franklin Advisers, Inc.	0.72%[2]	7.20%	5.29%	5.27%
Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of equity and debt securities.	Franklin Income VIP Fund - Class 4[3] Franklin Advisers, Inc.	0.82%[2]	7.08%	5.17%	5.16%
Seeks capital appreciation.	Franklin Mutual Global Discovery VIP Fund - Class 4[3] Franklin Mutual Advisers, LLC	1.26%	4.58%	6.31%	5.76%
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Shares VIP Fund - Class 2[1] Franklin Mutual Advisers, LLC	0.94%	11.27%	5.75%	5.83%

72 RiverSource RAVA 5 Access Variable Annuity — Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Small Cap Value VIP Fund - Class 2[1] Franklin Mutual Advisers, LLC	0.90%[2]	11.71%	8.36%	8.17%
Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Small Cap Value VIP Fund - Class 4[3] Franklin Mutual Advisers, LLC	1.00%[2]	11.60%	8.27%	8.07%
Seeks long-term growth of capital.	Goldman Sachs VIT Small Cap Equity Insights Fund - Service Shares[3] Goldman Sachs Asset Management, L.P.	1.06%[2]	18.82%	8.73%	8.69%
Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares[4] Invesco Advisers, Inc.	1.06%[2]	3.56%	2.51%	3.57%
Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco V.I. Comstock Fund, Series II Shares[3] Invesco Advisers, Inc.	1.01%	14.87%	11.31%	9.21%
Seeks total return, comprised of current income and capital appreciation.	Invesco V.I. Core Plus Bond Fund, Series II Shares[3] Invesco Advisers, Inc.	0.87%[2]	2.72%	0.08%	1.98%
Seeks capital appreciation.	Invesco V.I. Global Fund, Series II Shares Invesco Advisers, Inc.	1.06%	15.78%	9.21%	9.58%
Seeks total return	Invesco V.I. Global Strategic Income Fund, Series II Shares[1] Invesco Advisers, Inc.	1.18%[2]	3.02%	(0.43%)	1.28%
Seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund®, Series II Shares Invesco Advisers, Inc.	1.11%	12.41%	10.21%	8.73%
Seeks long-term growth of capital.	Invesco V.I. Technology Fund, Series II Shares[3] Invesco Advisers, Inc.	1.22%	33.86%	14.36%	14.11%
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio: Service Shares Janus Henderson Investors US LLC	0.87%	15.15%	8.06%	8.40%

RiverSource RAVA 5 Access Variable Annuity — Prospectus 73

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio: Service Shares Janus Henderson Investors US LLC	0.82%[2]	1.63%	0.09%	1.35%
Seeks long-term growth of capital.	Janus Henderson Forty Portfolio: Service Shares[3] Janus Henderson Investors US LLC	0.83%	28.14%	15.12%	15.36%
Seeks long-term growth of capital.	Janus Henderson Global Technology and Innovation Portfolio: Service Shares[3] Janus Henderson Investors US LLC	0.97%	31.76%	17.80%	19.06%
Seeks long-term growth of capital.	Janus Henderson Overseas Portfolio: Service Shares[3] Janus Henderson Investors US LLC	1.13%	5.58%	6.95%	5.29%
Seeks long-term growth of capital.	Janus Henderson Research Portfolio: Service Shares[1] Janus Henderson Investors US LLC	0.92%	34.96%	16.49%	14.25%
Seeks long-term capital appreciation.	Lazard Retirement Emerging Markets Equity Portfolio - Service Shares[3] Lazard Asset Management, LLC	1.40%[2]	7.43%	3.03%	3.26%
Seeks total return.	Lazard Retirement Global Dynamic Multi-Asset Portfolio - Service Shares Lazard Asset Management, LLC	1.05%[2]	8.60%	2.33%	4.35%
Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett Series Fund Bond Debenture Portfolio - Class VC3 Lord, Abbett & Co LLC	0.99%	6.72%	1.90%	3.73%
Seeks a high level of income consistent with preservation of capital.	Lord Abbett Series Fund Short Duration Income Portfolio - Class VC3 Lord, Abbett & Co LLC	0.84%	5.14%	1.70%	2.09%
Seeks capital growth.	LVIP American Century International Fund, Service Class[3] Lincoln Financial Investments Corporation, investment adviser; American Century Investment Management, Inc., investment sub-adviser.	1.10%[2]	2.46%	3.39%	4.77%
Seeks long-term capital growth. Income is a secondary objective.	LVIP American Century Mid Cap Value Fund, Service Class[3] Lincoln Financial Investments Corporation, investment adviser; American Century Investment Management, Inc., investment sub-adviser.	1.01%[2]	8.52%	7.13%	7.87%
Seeks long-term capital growth. Income is a secondary objective.	LVIP American Century Value Fund, Service Class Lincoln Financial Investments Corporation, investment adviser; American Century Investment Management, Inc., investment sub-adviser.	0.86%[2]	9.29%	8.41%	8.01%

74 RiverSource RAVA 5 Access Variable Annuity — Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks to provide high total return from a portfolio of selected equity securities.	LVIP JPMorgan U.S. Equity Fund - Service Class Lincoln Investment Advisors Corporation, adviser; J.P. Morgan Investment Management Inc., subadviser.	0.90%	23.68%	15.45%	13.11%
Seeks to provide total return.	Macquarie VIP Asset Strategy Series - Service Class Ivy Investment Management Company	0.85%[2]	12.44%	6.56%	5.27%
Seeks high current income.	Macquarie VIP Fund for Income Series - Service Class[3] Delaware Management Company, adviser; Macquarie Investment Management Global Limited, Macquarie Investment Management Austria Kapitalanlage AG and Macquarie Investment Management Europe Limited, subadvisers.	1.05%[2]	6.30%	-	-
Seeks long-term capital growth.	Macquarie VIP International Core Equity Series - Service Class[3] Delaware Management Company, adviser; Macquarie Funds Management HK Ltd., Macquarie Investment Management Global Limited, subadvisers.	1.11%[2]	3.73%	4.70%	4.23%
Seeks total return.	MFS® Global Real Estate Portfolio - Service Class[3] Massachusetts Financial Services Company	1.15%[2]	(2.92%)	0.66%	4.47%
Seeks capital appreciation.	MFS® International Growth Portfolio - Service Class[3] Massachusetts Financial Services Company	1.13%[2]	8.76%	5.84%	7.56%
Seeks capital appreciation.	MFS® Research International Portfolio - Service Class[3] Massachusetts Financial Services Company	1.14%[2]	2.78%	3.64%	4.95%
Seeks total return.	MFS® Utilities Series - Service Class Massachusetts Financial Services Company	1.04%[2]	11.34%	5.61%	6.02%
The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley VIF Discovery Portfolio, Class II Shares Morgan Stanley Investment Management Inc.	1.05%[2]	41.73%	11.11%	12.02%
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman AMT Sustainable Equity Portfolio (Class S) Neuberger Berman Investment Advisers LLC	1.15%	25.52%	13.68%	11.18%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO VIT All Asset Portfolio, Advisor Class Pacific Investment Management Company LLC (PIMCO)	2.37%[2]	3.57%	4.31%	4.25%

RiverSource RAVA 5 Access Variable Annuity — Prospectus 75

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class[1] Pacific Investment Management Company LLC (PIMCO)	1.28%[2]	10.75%	6.03%	5.75%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio, Advisor Class Pacific Investment Management Company LLC (PIMCO)	0.89%	2.43%	(0.13%)	1.43%
Seeks capital appreciation.	Putnam VT Global Health Care Fund - Class IB Shares Putnam Investment Management, LLC, investment advisor; Sub-advisers-Franklin Advisers, Inc., Franklin Templeton Investment Management Limited and The Putnam Advisory Company, LLC	0.98%	1.43%	7.94%	7.65%
Seeks capital growth. Current income is a secondary objective.	Putnam VT International Value Fund - Class IB Shares Putnam Investment Management, LLC, investment advisor. Sub-advisers- Franklin Advisers, Inc., Franklin Templeton Investment Management Limited and The Putnam Advisory Company, LLC	1.07%	5.21%	6.81%	5.46%
Seeks capital growth and current income.	Putnam VT Large Cap Value Fund - Class IB Shares Putnam Investment Management, LLC, investment advisor; Sub-advisers- Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited	0.80%	19.14%	12.45%	10.88%
Seeks long-term capital appreciation.	Putnam VT Sustainable Future Fund - Class IB Shares Putnam Investment Management, LLC, investment advisor; Sub-advisers- Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited	1.06%	14.88%	9.54%	8.84%
Seeks long-term capital appreciation.	Putnam VT Sustainable Leaders Fund - Class IB Shares Putnam Investment Management, LLC, investment advisor. Sub-advisers- Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited	0.88%	23.02%	13.72%	13.50%
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in debt securities of any maturity.	Templeton Global Bond VIP Fund - Class 2[1] Franklin Advisers, Inc.	0.75%[2]	(11.37%)	(4.85%)	(2.03%)

76 RiverSource RAVA 5 Access Variable Annuity — Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	VanEck VIP Global Gold Fund (Class S Shares) Van Eck Associates Corporation	1.45%[2]	14.41%	5.46%	6.69%
Seeks to provide a high level of total return that is consistent with an aggressive level of risk.	Variable Portfolio - Aggressive Portfolio (Class 2)[5] Columbia Management Investment Advisers, LLC	1.04%	13.20%	2.78%	7.64%
Seeks to provide a high level of total return that is consistent with a conservative level of risk.	Variable Portfolio - Conservative Portfolio (Class 2)[5] Columbia Management Investment Advisers, LLC	0.87%[2]	4.42%	(1.47%)	1.46%
Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Variable Portfolio - Managed Risk Fund (Class 2)[4,5] Columbia Management Investment Advisers, LLC	1.02%[2]	9.41%	0.49%	3.90%
Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Variable Portfolio - Managed Risk U.S. Fund (Class 2)[4,5] Columbia Management Investment Advisers, LLC	0.99%	11.70%	1.93%	5.68%
Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Variable Portfolio - Managed Volatility Conservative Fund (Class 2)[4,5] Columbia Management Investment Advisers, LLC	0.95%	4.31%	(1.86%)	0.96%
Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2)[4,5] Columbia Management Investment Advisers, LLC	0.98%	6.80%	(0.87%)	2.32%
Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Variable Portfolio - Managed Volatility Growth Fund (Class 2)[4,5] Columbia Management Investment Advisers, LLC	1.01%	11.98%	1.11%	5.18%
Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 2)[4,5] Columbia Management Investment Advisers, LLC	0.98%	9.41%	0.18%	3.82%
Seeks to provide a high level of total return that is consistent with a moderate level of risk.	Variable Portfolio - Moderate Portfolio (Class 2)[5] Columbia Management Investment Advisers, LLC	0.97%	8.72%	0.80%	4.73%

RiverSource RAVA 5 Access Variable Annuity — Prospectus 77

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.	Variable Portfolio - Moderately Aggressive Portfolio (Class 2)[5] Columbia Management Investment Advisers, LLC	1.01%	11.00%	1.68%	6.13%
Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.	Variable Portfolio - Moderately Conservative Portfolio (Class 2)[5] Columbia Management Investment Advisers, LLC	0.94%	6.41%	(0.45%)	2.98%
Seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.	Variable Portfolio - Partners Core Bond Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and Allspring Global Investments, LLC, subadvisers.	0.73%	2.01%	(2.22%)	(0.10%)
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners Core Equity Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc., subadvisers.	0.93%	23.10%	8.09%	13.75%
Seeks to provide shareholders with long-term growth of capital.	Variable Portfolio - Partners International Core Equity Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Schroder Investment Management North America Inc., subadviser; Schroder Investment Management North America Limited, sub-subadviser.	1.07%	5.58%	(0.14%)	4.57%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners International Growth Fund (Class 2) Columbia Management Investment Advisers LLC, adviser; William Blair Investment Management, LLC and Walter Scott & Partners Limited, subadvisers.	1.06%[2]	(1.41%)	(6.20%)	2.17%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners International Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Pzena Investment Management, LLC and Thompson, Siegel & Walmsley LLC, subadvisers.	1.05%[2]	4.30%	2.49%	2.87%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners Small Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Goldman Sachs Asset Management, LP and Segall Bryant & Hamill LLC, subadvisers.	1.10%[2]	18.70%	(3.47%)	6.11%

78 RiverSource RAVA 5 Access Variable Annuity — Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with long-term capital appreciation.	Variable Portfolio - Partners Small Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Segall Bryant & Hamill, LLC and William Blair Investment Management, LLC, subadvisers.	1.09%[2]	7.70%	1.28%	5.98%
Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Conservative Growth Fund (Class 2)[4,5] Columbia Management Investment Advisers, LLC	0.95%	9.41%	0.44%	2.89%
Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Growth Fund (Class 2)[4,5] Columbia Management Investment Advisers, LLC	0.94%	17.15%	3.60%	6.12%
Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Moderate Growth Fund (Class 2)[4,5] Columbia Management Investment Advisers, LLC	0.93%	13.19%	2.05%	4.57%
Seeks long-term capital appreciation.	Wanger Acorn (on or about June 1, 2025 to be known as Columbia Variable Portfolio - Acorn Fund) Columbia Wanger Asset Management, LLC	0.91%[2]	14.18%	(2.57%)	4.58%
Seeks long-term capital appreciation.	Wanger International (on or about June 1, 2025 to be known as Columbia Variable Portfolio - Acorn International Fund) Columbia Wanger Asset Management, LLC	1.08%[2]	(8.25%)	(10.79%)	(0.72%)
Seeks to maximize total return.	Western Asset Variable Global High Yield Bond Portfolio - Class II Franklin Templeton Fund Adviser, LLC, adviser; Western Asset Management Company, LLC, subadviser.	1.06%	6.70%	1.81%	3.45%
1
Not available for contracts with applications signed on or after 12/5/2022.
2
This Fund and its investment adviser and/or affiliates have entered into a temporary expense reimbursement arrangement and/or fee waiver. The Fund’s annual expenses reflect temporary fee reductions. Please see the Fund’s prospectus for additional information.
3
4
This Fund is managed in a way that is intended to minimize volatility of returns. See “Principal Risks of Investing in the Contract.”
5
This Fund is a fund of funds and invests substantially all of its assets in other underlying funds. Because the Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including management fees.
Funds Available Under the Enhanced Legacy Benefit
For contracts issued with the Enhanced Legacy Benefit, you are required to invest your contract value in the Portfolio Stabilizer and Portfolio Navigator funds listed below:
1. Variable Portfolio – Managed Risk Fund (Class 2)
2. Variable Portfolio – Managed Risk U.S. Fund (Class 2)
3. Variable Portfolio – Managed Volatility Growth Fund (Class 2)
4. Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
5. Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
6. Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
7. Variable Portfolio – U.S. Flexible Growth Fund (Class 2)

RiverSource RAVA 5 Access Variable Annuity — Prospectus 79

8. Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)
9. Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)
The Portfolio Navigator funds* currently available are:
1. Variable Portfolio – Conservative Portfolio (Class 2)
2. Variable Portfolio – Moderate Conservative Portfolio (Class 2)
3. Variable Portfolio – Moderate Portfolio (Class 2)
4. Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
*Available for application dates on or after 10/16/2023.
The following is a list of investment options that earn fixed interest for a specified term currently available under the contract. We may change the features of the fixed interest options listed below and terminate existing options. We will provide you with written notice before doing so. Depending on the optional benefits you choose, you may not be able to invest in certain fixed investment options. See table above “Funds Available Under the Enhanced Legacy Benefit." See “The ‘Nonunitized’ Separate Account and the Guarantee Period Accounts (GPAs)” and “The Fixed Account” in the prospectus for more information about the fixed interest investment options.
Note: A positive or negative MVA is assessed if any portion of a GPA is surrendered or transferred more than thirty days before the end of its guarantee period. This may result in a significant reduction in your contract value. GPAs are not available for contracts with application signed dates on or after 12/5/2022. See “Charges and Adjustments – Adjustments – Market Value Adjustments” in the prospectus for more information about the MVA.
Name	Term	Minimum Guaranteed Interest Rate
1 Year Guarantee Period Account	1 Year	0%
2 Year Guarantee Period Account	2 Years	0%
3 Year Guarantee Period Account	3 Years	0%
4 Year Guarantee Period Account	4 Years	0%
5 Year Guarantee Period Account	5 Years	0%
6 Year Guarantee Period Account	6 Years	0%
7 Year Guarantee Period Account	7 Years	0%
8 Year Guarantee Period Account	8 Years	0%
9 Year Guarantee Period Account	9 Years	0%
10 Year Guarantee Period Account	10 Years	0%

The following is a list of Fixed Options currently available under the Contract. We may change the features of the Fixed Options listed below or terminate existing Fixed Options. We will provide you with written notice before doing so.
Note: If amounts are withdrawn from a Fixed Option before the end of its term, we will not apply a contract adjustment.
Name	Term	Contract Issue Year	Minimum Guaranteed Interest Rate
Special DCA Fixed Account	6 Months	2020	1.00%
		2021	1.00%
		2022	1.00%
		2023	2.95%
		2024	3.00%
		2025	2.65%
Special DCA Fixed Account	1 Year	2020	1.00%
		2021	1.00%
		2022	1.00%
		2023	2.95%
		2024	3.00%
		2025	2.65%

80 RiverSource RAVA 5 Access Variable Annuity — Prospectus

Appendix B: Example – Optional Death Benefits
The purpose of this appendix is to illustrate the operation of various optional death benefit riders.
In order to demonstrate these contract riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, GPAs, Special DCA fixed account and the fees and charges that apply to your contract.
The examples of the optional death benefits in appendix include partial surrenders to illustrate the effect of partial surrenders on the particular benefit. These examples are intended to show how the optional death benefits operate, and do not take into account whether a particular optional death benefit is part of a qualified annuity.
Example – ROPP Death Benefit
Assumptions:
•
You purchase the contract with a payment of $25,000; and
•
During the second contract year the contract value falls to $22,000 and you take a $1,500 partial surrender; and
•
During the third contract year the contract value grows to $23,000.

We calculate the ROPP Death Benefit as follows:
Contract value at death:	$23,000.00
Purchase payments minus adjusted partial surrenders:
Total purchase payments:	$25,000.00
minus adjusted partial surrenders, calculated as:
$1,500 × $25,000 =	–1,704.54
$22,000
for a death benefit of:	$23,295.45
The ROPP Death Benefit, calculated as the greatest of these two values:	$23,295.45
Example – MAV Death Benefit
Assumptions:
•
You purchase the contract with a payment of $25,000.
•
On the first contract anniversary the contract value grows to $26,000.
•
During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

We calculate the MAV death benefit, which is based on the greater of three values, as follows:
1.	Contract value at death:	$20,500.00
2.	Purchase payments minus adjusted partial surrenders:
	Total purchase payments:	$25,000.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $25,000 =	–1,704.55
	$22,000
	for a death benefit of:	$23,295.45
3.	The MAV immediately preceding the date of death:
	Greatest of your contract anniversary values:	$26,000.00
	plus purchase payments made since the prior anniversary:	+0.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $26,000 =	–1,772.73
	$22,000
	for a death benefit of:	$24,227.27
The MAV Death Benefit, calculated as the greatest of these three values, which is the MAV:		$24,227.27

RiverSource RAVA 5 Access Variable Annuity — Prospectus 81

Example – 5-Year MAV Death Benefit
Assumptions:
•
You purchase the contract with a payment of $25,000.
•
On the fifth contract anniversary the contract value grows to $26,000.
•
During the sixth contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value at $20,500.

We calculate the 5-Year MAV death benefit, which is based on the greater of three values, as follows:
1.	Contract value at death:	$20,500.00
2.	Purchase payments minus adjusted partial surrenders:
	Total purchase payments:	$25,000.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $25,000 =	–1,704.55
	$22,000
	for a death benefit of:	$23,295.45
3.	The 5-Year MAV immediately preceding the date of death:
	Greatest of your contract anniversary values:	$26,000.00
	plus purchase payments made since the prior anniversary:	+0.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $26,000 =	–1,772.73
	$22,000
	for a death benefit of:	$24,227.27
The 5-Year MAV Death Benefit, calculated as the greatest of these three values, which is the 5-Year MAV:		$24,227.27
Example — Benefit Protector
Assumptions:
•
You purchase the contract with a payment of $100,000 and you are under age 70. You select the MAV and the Benefit Protector.
•
During the first contract year the contract value grows to $105,000. The death benefit equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.
•
On the first contract anniversary the contract value grows to $110,000. The death benefit equals:

MAV death benefit amount (contract value):	$110,000
plus the Benefit Protector which equals 40% of earnings at death (MAV death benefit amount minus remaining purchase payments):
0.40 × ($110,000 – $100,000) =	+4,000
Total death benefit of:	$114,000
•
On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

MAV death benefit amount (maximum anniversary value):	$110,000
plus the Benefit Protector (40% of earnings at death):
0.40 × ($110,000 – $100,000) =	+4,000
Total death benefit of:	$114,000
•
During the third contract year the contract value remains at $105,000 and you request a partial surrender of $50,000. We calculate remaining purchase payments as $100,000 – $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:

MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):
$110,000 –	($50,000 X $110,000)	=	$57,619
$105,000
plus the Benefit Protector (40% of earnings at death):

82 RiverSource RAVA 5 Access Variable Annuity — Prospectus

0.40 × ($57,619 – $55,000) =	+1,048
Total death benefit of:	$58,667
•
On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $58,667. The reduction in contract value has no effect.
•
On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of remaining purchase payments that are one or more years old. The death benefit equals:

MAV death benefit amount (contract value):	$200,000
plus the Benefit Protector (40% of earnings at death)
0.40 × 2.50 × ($55,000) =	+55,000
Total death benefit of:	$255,000
Example – Enhanced Legacy Benefit
Assumptions:
•
You purchase the contract with a payment of $25,000; and
•
on the first contract anniversary the total contract value is $25,750; and
•
100 days into the second contract year the total contract value is $24,300. You take a $1,500 partial surrender, leaving the contract value at $22,800. The partial year fee for the Enhanced Legacy Benefit on that day would be $64.10 ($24,629.63 x 0.95% x 100 / 365).

The death benefit, which is based on the greatest of four values, is calculated as follows:
1.	Contract value death benefit (contract value minus rider fees):$22,800.00 - $64.10 = $22,735.90	$22,735.90
2.	Purchase payments minus adjusted partial surrenders:
	Total purchase payments:	$25,000.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $25,000 =	–1,543.21
	$24,300
	for a death benefit of:	$23,456.79
3.	The MAV immediately preceding the date of death:
	The MAV on the immediately preceding anniversary:	$25,750.00
	plus purchase payments made since that anniversary:	+0.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $25,750 =	–1,589.51
	$24,300
	for a death benefit of:	$24,160.49
4.	The Accumulation Death Benefit value:
	The ADB value on the first contract anniversary calculated as: 1.05 × $25,000 =	$26,250.00
	plus purchase payments made since that anniversary:	+0.00
	minus adjusted partial surrender calculated as:
	$1,500 × $26,250 =	–1,620.37
	$24,300
	for a death benefit of:	$24,629.63

Enhanced Legacy Benefit, calculated as the greatest of these four values, which is the Accumulation Death Benefit value:		$24,629.63

RiverSource RAVA 5 Access Variable Annuity — Prospectus 83

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The Statement of Additional Information (SAI) includes additional information about the Contract. The SAI, dated the same date as this prospectus, is incorporated by reference into this prospectus. The SAI is available, without charge, upon request. For a free copy of the SAI, or for more information about the Contract, call us at 1-800-862-7919, visit our website at riversource.com/annuities or write to us at: 70100 Ameriprise Financial Center Minneapolis, MN 55474.

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
1-800-862-7919
PRO9104_12_D02_(09/25)
Reports and other information about RiverSource Variable Account 10 and RiverSource Life Insurance Company are available on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Contract Identifier: C000219636; C000266992
© 2008-2024 RiverSource Life Insurance Company. All rights reserved.

STATEMENT OF ADDITIONAL INFORMATION

FOR

RIVERSOURCE® RETIREMENT ADVISOR VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR SELECT VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR ADVANTAGE PLUS VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR 4 ADVANTAGE® VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR 4 SELECT® VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR 4 ACCESS® VARIABLE ANNUITY

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 SELECT® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY

(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 SELECT® VARIABLE ANNUITY

(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY

(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE® RAVA 5 SELECT® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 29, 2019)

RIVERSOURCE® RAVA 5 CHOICESM VARIABLE ANNUITY

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY

(Offered for contract applications signed on or after June 22, 2020)

RIVERSOURCE® RAVA Apex VARIABLE ANNUITY

RIVERSOURCE® RAVA Vista VARIABLE ANNUITY

RIVERSOURCE® FLEXIBLE PORTFOLIO ANNUITY

RIVERSOURCE® RETIREMENT GROUP ANNUITY CONTRACT I

RIVERSOURCE® RETIREMENT GROUP ANNUITY CONTRACT II

RIVERSOURCE VARIABLE ACCOUNT 10

September 22, 2025

RiverSource Variable Account 10 is a separate account of RiverSource Life Insurance Company (RiverSource Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below.

This SAI contains financial information for all the subaccounts of RiverSource Variable Account 10. Not all subaccounts of RiverSource Variable Account 10 apply to your specific contract.

RiverSource Life Insurance Company

70100 Ameriprise Financial Center

Minneapolis, MN 55474

1-800-862-7919

SAI9010_12_D02_(09/25)

2	∎ RIVERSOURCE VARIABLE ACCOUNT 10

We are RiverSource Life Insurance Company (the “Company”, “we”, “our” and “us”). We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 829 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc. We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts (including indexed linked annuity contracts) and life insurance policies.

Non-Principal Risks of Investing in the Contracts

Fund of Funds Risk. Funds that are “funds of funds” (or “feeder funds”) invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return.

Money Market Fund Sub-Account Delay of Payment Risk. If, pursuant to SEC rules, a Fund that is a money market fund suspends payment of redemption proceeds in connection with a liquidation of such Fund, we will delay payment of any transfer, partial withdrawal, full surrender, or death benefit from the corresponding Subaccount until the Fund is liquidated.

Mixed and Shared Funding Risk. Fund shares may be sold to our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as mixed and shared funding. As a result, there is a possibility that a material conflict may arise between the interests of Owners, and other Owners investing in these Funds. If a material conflict arises, we will consider what action may be appropriate, including removing the Fund from the Variable Account or replacing the Fund with another underlying Fund.

BUSINESS CONTINUITY/DISASTER RECOVERY

Disruptive events, including natural or man-made disasters and public health crises may adversely affect our ability to conduct business, including if our employees, the employees of intermediaries or service providers are unable to perform their responsibilities as a result of any such event. Such disruptions to our business operations could interfere with processing of transactions (including the issuance of contracts). Also, disruptions may interfere with our ability to receive, pick up and process mail and messages, impact our ability to calculate values, or cause other operational or system issues. Furthermore, these disruptions may persist even if our employees, the employees of intermediaries or service providers are able to work remotely. These events may also impact the issuers of securities in which the Funds invest, which may cause the Funds to lose value. There can be no assurance that RiverSource Life, the Funds, or our service providers will avoid losses affecting your policy due to a disaster or other catastrophe.

Services

Our Service Center performs certain administrative services on the contracts and policies we issue. The address and telephone number of our Service Center are listed on the first page of the prospectus.

We also have entered into agreements with the following entities to provide the identified services in connection with the contracts and policies we issue. The entities engaged by RiverSource Life may change over time. We may modify, terminate, or enter into new arrangements with service providers at any time.

Entities that provide a significant amount of services to RiverSource Life are listed in the table below, along with a description of the services provided and the basis for compensation paid.

Name of Service Provider	Services Provided	Principal Business Address	Basis for Compensation Paid
Ameriprise Financial, Inc. (“AFI”)*	Business affairs management and administrative support related to new business and servicing of existing contracts and policies	901 Third Ave South Minneapolis, MN 55402 USA	Expense allocation based primarily on policies in force, secondarily on policies issued or cash sales (for acquisition expenses)

Ameriprise India LLP (“Amp India”)*	Administrative support related to new business and servicing of existing contracts and policies	Plot No. 14, Sector 18 Udyog Vihar Gurugram, Haryana – 122 015 India	Expense allocation based on number of service provider employees dedicated to performing services

Foundever Asia, Inc. (“Foundever Asia”) (previously known as Sykes Enterprises Incorporated)	Administrative support related to new business and servicing of existing contracts and policies	10th Floor, Glorietta BPO 1 Office Tower Makati City 1224 Metro Manila Philippines	Expense allocation based on number of contacts made or received from customers

*	Affiliated Entities

The aggregate dollar amount paid to AFI by RiverSource Life for the services provided in 2024 was $17,461,314, in 2023 was $20,661,758 and in 2022 was $20,635,581.

The aggregate dollar amount paid to Amp India by RiverSource Life for the services provided 2024 was $5,050,412, in 2023 was $4,115,930 and in 2022 was $3,629,759.

The aggregate dollar amount paid to Foundever Asia by RiverSource Life for the services provided in 2024 was $1,510,481, in 2023 was $1,334,367 and in 2022 was $1,497,395.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	3

Contract Adjustment

Market Value Adjustment (MVA)

As the examples below demonstrate, the application of an MVA may result in either a gain or a loss of principal. We refer to all of the transactions described below as “early surrenders.” The examples may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, GPAs, Special DCA fixed account, regular fixed account and the fees and charges that apply to your contract.

Assumptions:

•	You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and

•	we guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period; and

•	after three years, you decide to make a surrender from your GPA. In other words, there are seven years left in your guarantee period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

Example 1: Remember that your GPA is earning 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA’s 3.0% rate is less than the 3.6% rate so the MVA will be negative.

Example 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA’s 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

Sample MVA Calculations

The precise MVA formula we apply is as follows:

[tbl:cal1,6,,0]

[tbl:cal3,6,,0]

Where i	=	rate earned in the GPA from which amounts are being transferred or surrendered.
j	=	current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period (rounded up to the next year).
n	=	number of months remaining in the current Guarantee Period (rounded up to the next month).

Keep in mind that the current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for guarantee period durations equaling the remaining guarantee period of the GPA to which the formula is being applied.

Examples — MVA

Using assumptions similar to those we used in the examples above:

•	You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and

•	we guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period; and

•	after three years, you decide to make a $1,000 surrender from your GPA. In other words, there are seven years left in your guarantee period.

4	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Example 1: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. Using the formula above, we determine the MVA as follows:

[tbl:cal1,6,,0]

In this example, the MVA is a negative $39.84.

Assume that immediately before the $1,000 surrender, the value of your GPA was $10,000. If you requested to receive a net surrender amount, the GPA value is reduced by the $1,000 you requested, the $39.84 negative MVA, and any applicable surrender charge. The percentage change in the value of your GPA due to the negative MVA is –0.40%.

In this example, assuming no surrender charge applies, you receive the $1,000 you requested and the value remaining in your GPA is $8,960.16.

Example 2: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. Using the formula above, we determine the MVA as follows:

[tbl:cal1,6,,0]

In this example, the MVA is a positive $27.61

Assume that immediately before the $1,000 surrender, the value of your GPA was $10,000. If you requested to receive a net surrender amount, the GPA value is reduced by the $1,000 you requested and any applicable surrender charge but increased by the $27.61 positive MVA. The percentage change in the value of your GPA due to the positive MVA is 0.28%.

In this example, assuming no surrender charge applies, you receive the $1,000 you requested and the value remaining in your GPA is $9,027.61.

Please note that, depending on the surrender charge schedule applicable to any purchase payments you allocate to a GPA, a surrender charge may also apply. We do not apply MVAs to the amounts we deduct for surrender charges, so we would deduct any applicable surrender charge from your early surrender after we applied the MVA. Also note that when you request an early surrender, we surrender an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable surrender charge, unless you request otherwise.

The examples below demonstrate the impact an MVA may have on the death benefits available under the contract. Under certain death benefits, the value of the death benefit is reduced proportionally when you take a partial surrender. If you request a partial surrender from the GPAs that will give you the net amount you requested after we apply any applicable MVA and surrender charge, the MVA could increase or decrease the percentage of contract value that is withdrawn. In these circumstances, a negative MVA would increase the impact of an adjusted partial withdrawal (which is based on the percentage of contract value that is withdrawn) on the value of the death benefit.

Example 1. Death benefit calculation that includes the full surrender value

Assumptions:

•	Contract Value = $99,000

•	Surrender Charge = $2,000

•	Market Value Adjustment = $5,000

•	No rider charges

•	Return of Purchase Payment Death Benefit = $100,000

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	5

Full surrender Value = Contract Value – Surrender Charge + Market Value Adjustment = $99,000 – $2,000 + $5,000 = $102,000

Death Benefit = Greater of Contract Value, Return of Purchase Payment Death Benefit, and full surrender value = $102,000

Example 2. - Proportional adjustment to the death benefit due to a partial surrender:

Assumptions:

•	Contract Value (before the partial surrender) = $50,000

•	Return of Purchase Payment Death Benefit (before the partial surrender) = $55,000

•	Net Partial Surrender requested = $5,000

•	MVA Amount = -$500

•	Surrender Charge = $0

Amount withdrawn from Contract Value = $5,500

Remaining Contract Value = $44,500

Adjusted Partial Surrenders = $55,000 x $5,500 / $50,000 = $6,050

Adjusted Return of Purchase Payment Death Benefit = $55,000 - $6,050 = $48,950

Death Benefit = Greater of Contract Value and Return of Purchase Payment Death Benefit = $48,950

6	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Calculating Annuity Payouts

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payout, we:

•	determine the dollar value of your contract on the valuation date and deduct any applicable premium tax; then

•	apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

•	the annuity unit value on the valuation date; by

•	the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

•	the net investment factor; and

•	the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

•	adding the fund’s current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

•	dividing that sum by the previous adjusted net asset value per share; and

•	subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

•	take the value of your fixed account at the retirement/settlement date or the date you selected to begin receiving your annuity payouts; then

•	using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

8	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Rating Agencies

We receive ratings from independent rating agencies. These agencies evaluate the creditworthiness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency’s estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to RiverSource Life, see “Investor Relations — Financial Information — Credit Ratings” on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best	www.ambest.com

Moody’s	www.moodys.com

Standard & Poor’s	www.standardandpoors.com

A.M. Best — Rates insurance companies for their financial strength.

Moody’s — Rates insurance companies for their financial strength.

Standard & Poor’s — Rates insurance companies for their financial strength.

Principal Underwriter

RiverSource Distributors, Inc. (RiverSource Distributors) serves as principal underwriter for the contracts, which are offered on a continuous basis. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the Financial Industry Regulatory Authority (FINRA). RiverSource Distributors is not required to sell any specific number or dollar amount of securities, but will use its best efforts to sell the securities offered. The contracts are offered to the public through certain securities broker-dealers that have entered into sales agreements with RiverSource Life and RiverSource Distributors and whose personnel are legally authorized to sell annuity and life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

The aggregate dollar amount of underwriting commissions paid to RiverSource Distributors by RiverSource Life for the variable accounts in 2024 was $439,655,537, in 2023 was $394,275,424 and in 2022 was $408,452,683. RiverSource Distributors retained no underwriting commissions from the sale of the contracts.

Independent Registered Public Accounting Firm

The consolidated financial statements of RiverSource Life Insurance Company and its subsidiaries as of December 31, 2024 and December 31, 2023 and for each of the three years in the period ended December 31, 2024 and the financial statements of each of the divisions of RiverSource Variable Account 10 as of December 31, 2024 and for the period then ended and the statement of changes in net assets for each of the two years in the period ended December 31, 2024 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Custodian

RiverSource Life is the custodian of the assets of RiverSource Variable Account 10. RiverSource Life holds these assets for safekeeping, maintains records and accounts relating to the variable account including purchase and redemption transactions, and is responsible for administration of the contracts. RiverSource Life’s principal offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	9

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE COMPANY

AND THE CONTRACT OWNERS OF RIVERSOURCE VARIABLE ACCOUNT 10

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the divisions of RiverSource Variable Account 10, as indicated in Note 1, as of December 31, 2024, and the related statements of operations and of changes in net assets for each of the periods indicated in Note 1, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions of RiverSource Variable Account 10 as of December 31, 2024, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated in Note 1 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the RiverSource Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the divisions of the RiverSource Variable Account 10 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the divisions of the RiverSource Variable Account 10 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2024, by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

Minneapolis, Minnesota

April 24, 2025

We have served as the auditor of one or more of the divisions of RiverSource Variable Account 10 since 2010.

10	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

December 31, 2024	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B	AB VPS Sus Gbl Thematic, Cl B
Assets
Investments, at fair value(1),(2)	$9,957,779	$60,905,600	$178,729,992	$74,116,179	$9,496,574
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	151	91,335	124,336	1,246	1,120
Receivable for share redemptions	9,159	47,116	873,219	67,892	46,776
Total assets	9,967,089	61,044,051	179,727,547	74,185,317	9,544,470

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	9,152	47,116	167,531	57,556	7,904
Contract terminations	7	—	705,688	10,336	38,872
Payable for investments purchased	151	91,335	124,336	1,246	1,120
Total liabilities	9,310	138,451	997,555	69,138	47,896
Net assets applicable to contracts in accumulation period	9,956,766	60,771,765	178,722,113	73,893,417	9,439,615
Net assets applicable to contracts in payment period	—	133,835	4,946	222,229	56,305
Net assets applicable to seed money	1,013	—	2,933	533	654
Total net assets	$9,957,779	$60,905,600	$178,729,992	$74,116,179	$9,496,574
(1) Investment shares	1,024,463	4,044,197	2,241,972	2,400,913	289,530
(2) Investments, at cost	$11,248,712	$61,030,538	$139,101,652	$63,127,747	$8,849,924

December 31, 2024 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III	BlackRock Adv SMID Cap VI, Cl III
Assets
Investments, at fair value(1),(2)	$20,331,915	$39,822,818	$74,640,491	$55,373,483	$2,374,175
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	2,503	—	36,123	24,399	8
Receivable for share redemptions	15,277	48,355	184,037	72,227	2,157
Total assets	20,349,695	39,871,173	74,860,651	55,470,109	2,376,340

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	15,277	33,034	65,897	50,203	2,157
Contract terminations	—	15,321	118,140	22,024	—
Payable for investments purchased	2,503	—	36,123	24,399	8
Total liabilities	17,780	48,355	220,160	96,626	2,165
Net assets applicable to contracts in accumulation period	19,869,125	39,699,936	74,508,934	55,311,780	2,373,549
Net assets applicable to contracts in payment period	462,625	121,445	130,653	60,460	—
Net assets applicable to seed money	165	1,437	904	1,243	626
Total net assets	$20,331,915	$39,822,818	$74,640,491	$55,373,483	$2,374,175
(1) Investment shares	1,023,762	1,482,607	8,000,053	3,877,695	217,615
(2) Investments, at cost	$17,262,741	$34,646,486	$78,251,121	$39,185,342	$2,040,600

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	11

Statements of Assets and Liabilities

December 31, 2024 (continued)	BlackRock Global Alloc, Cl III	BNY Mellon Sus US Eq, Serv	Calvert VP SRI Bal, Cl F	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Assets
Investments, at fair value(1),(2)	$73,474,279	$3,941,486	$2,478,666	$23,999,751	$13,111,319
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	6,351	18,985	—	292	126
Receivable for share redemptions	272,303	3,118	2,155	18,184	14,870
Total assets	73,752,933	3,963,589	2,480,821	24,018,227	13,126,315

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	67,212	3,118	2,155	18,026	10,943
Contract terminations	205,091	—	—	158	3,927
Payable for investments purchased	6,351	18,985	—	292	126
Total liabilities	278,654	22,103	2,155	18,476	14,996
Net assets applicable to contracts in accumulation period	73,241,951	3,939,625	2,477,910	23,930,876	13,078,189
Net assets applicable to contracts in payment period	231,727	—	—	68,770	33,130
Net assets applicable to seed money	601	1,861	756	105	—
Total net assets	$73,474,279	$3,941,486	$2,478,666	$23,999,751	$13,111,319
(1) Investment shares	5,700,099	72,547	918,024	8,759,033	473,504
(2) Investments, at cost	$81,888,866	$3,041,862	$2,189,714	$18,551,407	$12,858,175

December 31, 2024 (continued)	Col VP Bal, Cl 2	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2
Assets
Investments, at fair value(1),(2)	$148,564,955	$600,829,843	$15,901,201	$183,738,719	$62,880,100
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	229,724	1,705	87	36,321	75,276
Receivable for share redemptions	131,459	961,594	19,111	274,162	60,312
Total assets	148,926,138	601,793,142	15,920,399	184,049,202	63,015,688

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	130,514	542,623	14,685	163,867	58,901
Contract terminations	945	418,971	4,426	110,295	1,411
Payable for investments purchased	229,724	1,705	87	36,321	75,276
Total liabilities	361,183	963,299	19,198	310,483	135,588
Net assets applicable to contracts in accumulation period	148,564,865	595,664,574	15,900,473	183,335,996	62,879,080
Net assets applicable to contracts in payment period	—	5,164,951	—	402,502	—
Net assets applicable to seed money	90	318	728	221	1,020
Total net assets	$148,564,955	$600,829,843	$15,901,201	$183,738,719	$62,880,100
(1) Investment shares	3,119,147	12,442,117	4,195,567	3,510,484	577,358
(2) Investments, at cost	$125,923,313	$318,266,008	$21,209,811	$94,609,266	$35,544,861

See accompanying notes to financial statements.

12	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

December 31, 2024 (continued)	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2
Assets
Investments, at fair value(1),(2)	$373,861,338	$110,046,167	$362,700,958	$9,588,357	$46,105,891
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	345	36,264	692	5	5,736
Receivable for share redemptions	550,961	104,304	596,093	14,617	52,111
Total assets	374,412,644	110,186,735	363,297,743	9,602,979	46,163,738

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	329,655	103,755	298,871	8,332	43,382
Contract terminations	221,306	549	297,222	6,285	8,729
Payable for investments purchased	345	36,264	692	5	5,736
Total liabilities	551,306	140,568	596,785	14,622	57,847
Net assets applicable to contracts in accumulation period	369,696,586	110,034,510	359,761,594	9,587,496	46,105,593
Net assets applicable to contracts in payment period	4,164,752	11,480	2,939,364	—	—
Net assets applicable to seed money	—	177	—	861	298
Total net assets	$373,861,338	$110,046,167	$362,700,958	$9,588,357	$46,105,891
(1) Investment shares	3,372,982	2,522,259	8,159,752	1,209,124	4,592,220
(2) Investments, at cost	$85,515,683	$73,410,044	$110,646,530	$10,765,412	$64,944,349

December 31, 2024 (continued)	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3
Assets
Investments, at fair value(1),(2)	$62,439,059	$9,819,388	$40,324,196	$150,347,068	$149,421,744
Dividends receivable	—	—	—	16,329	16,754
Accounts receivable from RiverSource Life for contract purchase payments	19,225	2,508	862	419,698	26,793
Receivable for share redemptions	57,067	9,459	90,186	431,264	128,192
Total assets	62,515,351	9,831,355	40,415,244	151,214,359	149,593,483

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	53,603	9,325	33,192	140,805	122,665
Contract terminations	3,464	134	56,994	290,459	5,527
Payable for investments purchased	19,225	2,508	862	419,698	26,793
Total liabilities	76,292	11,967	91,048	850,962	154,985
Net assets applicable to contracts in accumulation period	62,220,774	9,812,012	40,056,772	150,356,986	149,059,868
Net assets applicable to contracts in payment period	218,285	6,717	267,424	—	378,630
Net assets applicable to seed money	—	659	—	6,411	—
Total net assets	$62,439,059	$9,819,388	$40,324,196	$150,363,397	$149,438,498
(1) Investment shares	6,139,534	1,283,580	5,216,584	150,347,068	149,421,744
(2) Investments, at cost	$78,850,946	$10,804,044	$50,761,683	$150,347,067	$149,420,558

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	13

Statements of Assets and Liabilities

December 31, 2024 (continued)	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2
Assets
Investments, at fair value(1),(2)	$51,989,693	$107,337,243	$28,099,689	$67,080,997	$84,550,475
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	13,283	7,319	5,392	3,489	32,194
Receivable for share redemptions	50,258	125,826	29,379	66,468	82,425
Total assets	52,053,234	107,470,388	28,134,460	67,150,954	84,665,094

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	47,470	89,226	26,078	54,206	78,518
Contract terminations	2,788	36,600	3,301	12,262	3,907
Payable for investments purchased	13,283	7,319	5,392	3,489	32,194
Total liabilities	63,541	133,145	34,771	69,957	114,619
Net assets applicable to contracts in accumulation period	51,989,068	106,490,206	28,099,087	66,693,559	84,497,634
Net assets applicable to contracts in payment period	—	847,037	—	387,438	52,541
Net assets applicable to seed money	625	—	602	—	300
Total net assets	$51,989,693	$107,337,243	$28,099,689	$67,080,997	$84,550,475
(1) Investment shares	8,550,936	17,481,636	4,460,268	10,465,054	10,186,804
(2) Investments, at cost	$54,822,532	$113,995,255	$31,499,984	$81,634,474	$95,814,614

December 31, 2024 (continued)	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 2	Col VP Lg Cap Index, Cl 3
Assets
Investments, at fair value(1),(2)	$201,848,091	$152,641,801	$152,156,464	$174,897,016	$588,803,630
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	25,785	34,687	—	72,778	148,442
Receivable for share redemptions	264,703	291,155	165,711	174,796	684,563
Total assets	202,138,579	152,967,643	152,322,175	175,144,590	589,636,635

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	165,858	142,732	115,251	158,406	524,468
Contract terminations	98,845	148,423	50,460	16,390	160,095
Payable for investments purchased	25,785	34,687	—	72,778	148,442
Total liabilities	290,488	325,842	165,711	247,574	833,005
Net assets applicable to contracts in accumulation period	200,483,436	152,641,278	151,188,939	174,896,947	586,986,383
Net assets applicable to contracts in payment period	1,364,655	—	967,525	—	1,817,075
Net assets applicable to seed money	—	523	—	69	172
Total net assets	$201,848,091	$152,641,801	$152,156,464	$174,897,016	$588,803,630
(1) Investment shares	24,173,424	3,234,622	3,162,021	3,592,052	11,887,818
(2) Investments, at cost	$244,846,713	$81,719,243	$38,357,585	$138,670,075	$234,834,449

See accompanying notes to financial statements.

14	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

December 31, 2024 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Eq, Cl 2
Assets
Investments, at fair value(1),(2)	$82,194,141	$14,775,542	$36,133,971	$47,221,762	$4,652,904
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	100,060	19,609	68,915	25,381	—
Receivable for share redemptions	81,544	23,149	32,964	66,555	4,311
Total assets	82,375,745	14,818,300	36,235,850	47,313,698	4,657,215

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	73,088	13,188	32,964	42,461	4,311
Contract terminations	8,456	9,961	—	24,094	—
Payable for investments purchased	100,060	19,609	68,915	25,381	—
Total liabilities	181,604	42,758	101,879	91,936	4,311
Net assets applicable to contracts in accumulation period	82,180,784	14,727,656	36,011,929	46,585,473	4,652,599
Net assets applicable to contracts in payment period	12,822	47,185	121,446	636,289	—
Net assets applicable to seed money	535	701	596	—	305
Total net assets	$82,194,141	$14,775,542	$36,133,971	$47,221,762	$4,652,904
(1) Investment shares	8,642,917	2,035,199	2,762,536	3,588,280	201,163
(2) Investments, at cost	$81,956,212	$17,966,794	$36,428,463	$44,127,798	$3,597,805

December 31, 2024 (continued)	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 2
Assets
Investments, at fair value(1),(2)	$70,423,215	$39,762,635	$43,318,695	$72,846,495	$43,248,863
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	200,459	21,425	50,468	76	32,692
Receivable for share redemptions	167,782	34,534	137,288	120,607	42,692
Total assets	70,791,456	39,818,594	43,506,451	72,967,178	43,324,247

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	65,730	32,168	41,156	64,855	40,813
Contract terminations	102,052	2,366	96,132	55,752	1,879
Payable for investments purchased	200,459	21,425	50,468	76	32,692
Total liabilities	368,241	55,959	187,756	120,683	75,384
Net assets applicable to contracts in accumulation period	70,422,947	39,741,670	43,315,595	72,003,630	43,242,269
Net assets applicable to contracts in payment period	—	20,965	2,591	842,865	6,280
Net assets applicable to seed money	268	—	509	—	314
Total net assets	$70,423,215	$39,762,635	$43,318,695	$72,846,495	$43,248,863
(1) Investment shares	1,670,776	927,300	799,681	1,321,359	1,079,063
(2) Investments, at cost	$51,674,841	$24,193,448	$29,027,856	$22,468,330	$28,134,745

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	15

Statements of Assets and Liabilities

December 31, 2024 (continued)	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Sel Gbl Tech, Cl 2	Col VP Sm Cap Val, Cl 2
Assets
Investments, at fair value(1),(2)	$39,071,475	$27,183,899	$28,660,856	$19,313,674	$2,466,940
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	3,125	2,043	331	30,088	1,229
Receivable for share redemptions	44,390	26,399	27,090	35,520	5,735
Total assets	39,118,990	27,212,341	28,688,277	19,379,282	2,473,904

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	31,512	26,399	21,962	17,227	2,202
Contract terminations	12,878	—	5,128	18,293	3,533
Payable for investments purchased	3,125	2,043	331	30,088	1,229
Total liabilities	47,515	28,442	27,421	65,608	6,964
Net assets applicable to contracts in accumulation period	38,894,720	27,180,542	28,619,399	19,313,135	2,466,305
Net assets applicable to contracts in payment period	176,755	3,129	41,457	—	—
Net assets applicable to seed money	—	228	—	539	635
Total net assets	$39,071,475	$27,183,899	$28,660,856	$19,313,674	$2,466,940
(1) Investment shares	958,574	716,497	741,549	683,428	186,184
(2) Investments, at cost	$15,180,654	$19,624,260	$12,556,285	$16,730,427	$2,277,853

December 31, 2024 (continued)	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 2
Assets
Investments, at fair value(1),(2)	$82,044,059	$12,122,961	$32,864,293	$10,638,332	$25,373,006
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	108,833	13,104	1,607	883	2,218
Receivable for share redemptions	196,596	11,224	27,422	10,420	22,514
Total assets	82,349,488	12,147,289	32,893,322	10,649,635	25,397,738

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	77,164	11,224	26,179	8,615	22,514
Contract terminations	119,432	—	1,243	1,805	—
Payable for investments purchased	108,833	13,104	1,607	883	2,218
Total liabilities	305,429	24,328	29,029	11,303	24,732
Net assets applicable to contracts in accumulation period	82,043,614	12,106,584	32,616,812	10,637,987	25,372,535
Net assets applicable to contracts in payment period	—	15,880	247,481	345	—
Net assets applicable to seed money	445	497	—	—	471
Total net assets	$82,044,059	$12,122,961	$32,864,293	$10,638,332	$25,373,006
(1) Investment shares	22,477,824	1,385,481	3,747,354	591,676	2,847,700
(2) Investments, at cost	$91,646,100	$13,502,364	$37,934,350	$16,849,285	$28,361,657

See accompanying notes to financial statements.

16	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

December 31, 2024 (continued)	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2	CTIVP MFS Val, Cl 2	CTIVP Prin Blue Chip Gro, Cl 1
Assets
Investments, at fair value(1),(2)	$17,742,113	$39,225,954	$22,873,160	$84,489,744	$113,672,769
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	5,296	5,074	40,380	21,595	221
Receivable for share redemptions	25,735	75,047	22,984	143,796	153,739
Total assets	17,773,144	39,306,075	22,936,524	84,655,135	113,826,729

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	16,830	31,225	21,135	79,101	91,802
Contract terminations	8,905	43,822	1,849	64,695	61,937
Payable for investments purchased	5,296	5,074	40,380	21,595	221
Total liabilities	31,031	80,121	63,364	165,391	153,960
Net assets applicable to contracts in accumulation period	17,741,606	39,157,794	22,872,465	84,489,518	113,331,203
Net assets applicable to contracts in payment period	—	68,160	—	—	341,566
Net assets applicable to seed money	507	—	695	226	—
Total net assets	$17,742,113	$39,225,954	$22,873,160	$84,489,744	$113,672,769
(1) Investment shares	4,174,615	9,038,238	3,393,644	2,040,322	1,586,501
(2) Investments, at cost	$22,263,990	$55,267,210	$26,984,435	$56,745,545	$37,794,435

December 31, 2024 (continued)	CTIVP Prin Blue Chip Gro, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3
Assets
Investments, at fair value(1),(2)	$63,766,713	$44,812,855	$23,279,680	$70,731,417	$41,898,186
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	5,237	50,821	13,759	2,761	3,842
Receivable for share redemptions	133,520	61,621	21,097	86,711	38,811
Total assets	63,905,470	44,925,297	23,314,536	70,820,889	41,940,839

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	59,366	42,625	21,097	65,654	33,883
Contract terminations	74,154	18,996	—	21,057	4,928
Payable for investments purchased	5,237	50,821	13,759	2,761	3,842
Total liabilities	138,757	112,442	34,856	89,472	42,653
Net assets applicable to contracts in accumulation period	63,766,064	44,751,525	23,278,915	70,731,213	41,800,905
Net assets applicable to contracts in payment period	—	61,099	—	—	97,281
Net assets applicable to seed money	649	231	765	204	—
Total net assets	$63,766,713	$44,812,855	$23,279,680	$70,731,417	$41,898,186
(1) Investment shares	922,684	1,183,334	2,572,340	1,444,383	839,811
(2) Investments, at cost	$35,721,958	$31,189,589	$25,483,706	$46,334,470	$22,314,869

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	17

Statements of Assets and Liabilities

December 31, 2024 (continued)	CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP Westfield Sel Lg Cp Gr, Cl 2	CVT EAFE Intl Index, Cl F	CVT Nasdaq 100 Index, Cl F	CVT Russ 2000 Sm Cap Ind, Cl F
Assets
Investments, at fair value(1),(2)	$30,938,048	$26,788,093	$4,802,447	$23,550,483	$10,351,945
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,139	485	449	71,671	6,574
Receivable for share redemptions	33,570	46,253	3,891	21,084	8,820
Total assets	30,972,757	26,834,831	4,806,787	23,643,238	10,367,339

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	28,805	25,740	3,891	20,377	8,820
Contract terminations	4,765	20,513	—	707	—
Payable for investments purchased	1,139	485	449	71,671	6,574
Total liabilities	34,709	46,738	4,340	92,755	15,394
Net assets applicable to contracts in accumulation period	30,937,480	26,787,436	4,800,082	23,547,096	10,349,957
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	568	657	2,365	3,387	1,988
Total net assets	$30,938,048	$26,788,093	$4,802,447	$23,550,483	$10,351,945
(1) Investment shares	611,666	470,793	50,632	144,917	122,190
(2) Investments, at cost	$18,045,224	$20,264,464	$4,658,079	$20,461,825	$9,700,022

December 31, 2024 (continued)	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Emer Mkts, Serv Cl 2	Fid VIP Energy, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$15,821,221	$76,704,868	$616,762,401	$2,503,544	$2,774,819
Dividends receivable	—	459,224	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	544	31,376	213,464	23,849	634
Receivable for share redemptions	21,594	76,764	1,065,189	2,150	2,488
Total assets	15,843,359	77,272,232	618,041,054	2,529,543	2,777,941

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	14,032	63,404	540,237	2,150	2,488
Contract terminations	7,562	13,360	524,952	—	—
Payable for investments purchased	544	490,600	213,464	23,849	634
Total liabilities	22,138	567,364	1,278,653	25,999	3,122
Net assets applicable to contracts in accumulation period	15,806,490	76,361,923	616,006,312	2,503,050	2,774,052
Net assets applicable to contracts in payment period	14,122	335,787	754,980	—	—
Net assets applicable to seed money	609	7,158	1,109	494	767
Total net assets	$15,821,221	$76,704,868	$616,762,401	$2,503,544	$2,774,819
(1) Investment shares	1,222,660	8,908,812	11,112,836	218,269	110,860
(2) Investments, at cost	$16,381,790	$80,135,909	$423,759,829	$2,340,086	$2,773,600

See accompanying notes to financial statements.

18	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

December 31, 2024 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Serv Cl 2	Fid VIP Intl Cap Appr, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$42,673,475	$109,129,398	$25,706,117	$8,079,000	$15,716,455
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	10,230	103,742	24,828	32,539
Receivable for share redemptions	35,562	118,467	29,526	7,087	14,955
Total assets	42,709,037	109,258,095	25,839,385	8,110,915	15,763,949

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	31,208	83,803	23,062	7,087	13,422
Contract terminations	4,354	34,664	6,464	—	1,533
Payable for investments purchased	—	10,230	103,742	24,828	32,539
Total liabilities	35,562	128,697	133,268	31,915	47,494
Net assets applicable to contracts in accumulation period	42,353,467	107,959,462	25,704,549	8,078,533	15,716,156
Net assets applicable to contracts in payment period	320,008	1,169,395	—	—	—
Net assets applicable to seed money	—	541	1,568	467	299
Total net assets	$42,673,475	$109,129,398	$25,706,117	$8,079,000	$15,716,455
(1) Investment shares	1,416,312	3,708,101	319,927	359,546	1,479,892
(2) Investments, at cost	$27,131,298	$70,572,458	$19,548,280	$7,476,077	$15,939,198

December 31, 2024 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$63,821,469	$357,177,903	$9,394,097	$41,146,875	$185,772,902
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	60,652	2,428	14,383	63,846
Receivable for share redemptions	54,217	464,644	6,825	101,258	350,764
Total assets	63,875,686	357,703,199	9,403,350	41,262,516	186,187,512

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	47,266	297,354	6,825	32,573	162,242
Contract terminations	6,951	167,290	—	68,685	188,522
Payable for investments purchased	—	60,652	2,428	14,383	63,846
Total liabilities	54,217	525,296	9,253	115,641	414,610
Net assets applicable to contracts in accumulation period	62,821,426	355,948,356	9,307,603	40,934,356	185,441,381
Net assets applicable to contracts in payment period	1,000,043	1,228,715	86,494	212,519	331,331
Net assets applicable to seed money	—	832	—	—	190
Total net assets	$63,821,469	$357,177,903	$9,394,097	$41,146,875	$185,772,902
(1) Investment shares	1,728,642	10,067,021	371,161	1,636,059	17,575,487
(2) Investments, at cost	$54,424,676	$328,969,349	$7,830,199	$34,367,016	$194,400,501

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	19

Statements of Assets and Liabilities

December 31, 2024 (continued)	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Inc, Cl 4	Frank Mutual Gbl Dis, Cl 4	Frank Mutual Shares, Cl 2
Assets
Investments, at fair value(1),(2)	$41,247,230	$59,762,586	$12,122,592	$613,693	$60,102,550
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	26,501	382	99,205	5	686
Receivable for share redemptions	35,256	146,812	9,861	525	57,478
Total assets	41,308,987	59,909,780	12,231,658	614,223	60,160,714

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	32,074	55,186	9,861	525	50,679
Contract terminations	3,182	91,626	—	—	6,799
Payable for investments purchased	26,501	382	99,205	5	686
Total liabilities	61,757	147,194	109,066	530	58,164
Net assets applicable to contracts in accumulation period	41,128,467	59,688,140	12,122,189	612,724	60,010,723
Net assets applicable to contracts in payment period	118,763	73,774	—	—	90,763
Net assets applicable to seed money	—	672	403	969	1,064
Total net assets	$41,247,230	$59,762,586	$12,122,592	$613,693	$60,102,550
(1) Investment shares	3,361,632	4,161,740	815,787	33,756	3,667,026
(2) Investments, at cost	$54,334,830	$62,504,199	$12,177,132	$617,979	$61,646,114

December 31, 2024 (continued)	Frank Sm Cap Val, Cl 2	Frank Sm Cap Val, Cl 4	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Multi-Strategy Alt, Serv
Assets
Investments, at fair value(1),(2)	$110,502,676	$4,926,466	$103,250,625	$9,288,445	$1,633,361
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	12,455	24,136	3,651	652	23,979
Receivable for share redemptions	175,604	4,385	207,973	8,610	1,364
Total assets	110,690,735	4,954,987	103,462,249	9,297,707	1,658,704

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	93,222	4,385	77,660	8,610	1,364
Contract terminations	82,382	—	130,313	—	—
Payable for investments purchased	12,455	24,136	3,651	652	23,979
Total liabilities	188,059	28,521	211,624	9,262	25,343
Net assets applicable to contracts in accumulation period	110,163,400	4,926,029	102,405,779	9,284,729	1,632,817
Net assets applicable to contracts in payment period	338,629	—	844,846	3,102	—
Net assets applicable to seed money	647	437	—	614	544
Total net assets	$110,502,676	$4,926,466	$103,250,625	$9,288,445	$1,633,361
(1) Investment shares	7,716,667	328,431	6,120,369	1,045,996	182,907
(2) Investments, at cost	$111,833,468	$4,525,237	$95,677,380	$9,583,235	$1,660,466

See accompanying notes to financial statements.

20	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

December 31, 2024 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT Sm Cap Eq Insights, Serv	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Assets
Investments, at fair value(1),(2)	$5,092,836	$2,706,174	$101,544,340	$15,204,146	$45,553,591
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	5	—	—	—
Receivable for share redemptions	4,009	3,588	117,984	16,918	172,773
Total assets	5,096,845	2,709,767	101,662,324	15,221,064	45,726,364

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	3,700	2,444	77,639	10,916	35,052
Contract terminations	309	1,144	40,345	6,002	137,721
Payable for investments purchased	—	5	—	—	—
Total liabilities	4,009	3,593	117,984	16,918	172,773
Net assets applicable to contracts in accumulation period	5,072,936	2,705,519	100,558,757	15,174,112	45,550,933
Net assets applicable to contracts in payment period	19,900	—	985,583	30,034	2,658
Net assets applicable to seed money	—	655	—	—	—
Total net assets	$5,092,836	$2,706,174	$101,544,340	$15,204,146	$45,553,591
(1) Investment shares	378,931	204,240	4,683,780	191,175	636,223
(2) Investments, at cost	$4,744,459	$2,609,265	$79,747,412	$9,910,048	$32,045,472

December 31, 2024 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Plus Bond, Ser II	Invesco VI Dis Mid Cap Gro, Ser I
Assets
Investments, at fair value(1),(2)	$26,350,967	$97,684,022	$75,003,648	$7,083,309	$17,744,151
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	4,966	105,498	—	1,479	—
Receivable for share redemptions	40,723	106,447	90,620	6,388	17,885
Total assets	26,396,656	97,895,967	75,094,268	7,091,176	17,762,036

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	24,030	77,308	82,489	6,388	13,229
Contract terminations	16,693	29,139	8,131	—	4,656
Payable for investments purchased	4,966	105,498	—	1,479	—
Total liabilities	45,689	211,945	90,620	7,867	17,885
Net assets applicable to contracts in accumulation period	26,170,731	97,429,746	74,274,551	7,082,782	17,660,994
Net assets applicable to contracts in payment period	179,410	254,031	729,097	—	83,157
Net assets applicable to seed money	826	245	—	527	—
Total net assets	$26,350,967	$97,684,022	$75,003,648	$7,083,309	$17,744,151
(1) Investment shares	3,186,332	4,739,642	2,230,923	1,260,375	227,402
(2) Investments, at cost	$31,882,254	$77,711,736	$60,735,118	$7,131,334	$16,877,558

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	21

Statements of Assets and Liabilities

December 31, 2024 (continued)	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI EQV Intl Eq, Ser II	Invesco VI Global, Ser II
Assets
Investments, at fair value(1),(2)	$11,271,667	$17,183,752	$9,066,111	$33,562,831	$127,717,155
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	487	—	15,241	37,658
Receivable for share redemptions	29,282	15,769	8,464	26,491	185,446
Total assets	11,300,949	17,200,008	9,074,575	33,604,563	127,940,259

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	9,199	13,212	8,062	26,491	109,968
Contract terminations	20,083	2,557	402	—	75,478
Payable for investments purchased	—	487	—	15,241	37,658
Total liabilities	29,282	16,256	8,464	41,732	223,104
Net assets applicable to contracts in accumulation period	11,271,667	17,043,218	9,010,959	33,459,003	127,481,907
Net assets applicable to contracts in payment period	—	140,534	55,152	103,828	233,743
Net assets applicable to seed money	—	—	—	—	1,505
Total net assets	$11,271,667	$17,183,752	$9,066,111	$33,562,831	$127,717,155
(1) Investment shares	168,410	663,978	354,145	1,020,457	3,303,599
(2) Investments, at cost	$11,323,747	$15,466,134	$8,322,029	$31,627,511	$120,878,886

December 31, 2024 (continued)	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Hlth, Ser II	Invesco VI Main St, Ser II	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I
Assets
Investments, at fair value(1),(2)	$113,888,748	$28,023,384	$2,579,523	$107,467,352	$29,890,087
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	55,281	14,952	—	74,137	—
Receivable for share redemptions	163,794	27,840	2,380	134,641	41,462
Total assets	114,107,823	28,066,176	2,581,903	107,676,130	29,931,549

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	93,227	22,598	2,180	93,715	22,463
Contract terminations	70,567	5,242	200	40,926	18,999
Payable for investments purchased	55,281	14,952	—	74,137	—
Total liabilities	219,075	42,792	2,380	208,778	41,462
Net assets applicable to contracts in accumulation period	113,136,699	27,831,773	2,564,957	107,244,987	29,650,865
Net assets applicable to contracts in payment period	751,530	191,611	14,566	221,875	239,222
Net assets applicable to seed money	519	—	—	490	—
Total net assets	$113,888,748	$28,023,384	$2,579,523	$107,467,352	$29,890,087
(1) Investment shares	25,766,685	1,134,550	130,213	3,772,108	1,255,886
(2) Investments, at cost	$131,245,665	$29,263,331	$2,809,979	$89,955,095	$23,720,910

See accompanying notes to financial statements.

22	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

December 31, 2024 (continued)	Invesco VI Tech, Ser II	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Forty, Serv
Assets
Investments, at fair value(1),(2)	$7,935,111	$156,290,775	$14,590,298	$63,356,521	$5,505,811
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	19,038	86,906	258	102,021	18,868
Receivable for share redemptions	7,411	187,746	10,974	146,042	5,127
Total assets	7,961,560	156,565,427	14,601,530	63,604,584	5,529,806

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	7,339	142,448	10,503	55,315	5,127
Contract terminations	72	45,298	471	90,727	—
Payable for investments purchased	19,038	86,906	258	102,021	18,868
Total liabilities	26,449	274,652	11,232	248,063	23,995
Net assets applicable to contracts in accumulation period	7,934,010	155,875,630	14,535,933	63,356,048	5,503,771
Net assets applicable to contracts in payment period	—	413,937	54,365	—	—
Net assets applicable to seed money	1,101	1,208	—	473	2,040
Total net assets	$7,935,111	$156,290,775	$14,590,298	$63,356,521	$5,505,811
(1) Investment shares	393,022	2,873,520	195,266	5,828,567	107,830
(2) Investments, at cost	$6,409,463	$127,329,055	$11,200,372	$71,180,821	$4,624,917

December 31, 2024 (continued)	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Emer Mkts Eq, Serv	Lazard Ret Global Dyn MA, Serv
Assets
Investments, at fair value(1),(2)	$43,522,804	$22,945,603	$71,065,291	$945,992	$9,309,240
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	18,625	25,343	54,311	—	108
Receivable for share redemptions	35,231	17,671	89,958	755	8,521
Total assets	43,576,660	22,988,617	71,209,560	946,747	9,317,869

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	32,741	17,671	62,981	755	8,521
Contract terminations	2,490	—	26,977	—	—
Payable for investments purchased	18,625	25,343	54,311	—	108
Total liabilities	53,856	43,014	144,269	755	8,629
Net assets applicable to contracts in accumulation period	43,373,937	22,910,162	71,009,355	944,587	9,308,139
Net assets applicable to contracts in payment period	148,379	34,608	53,107	—	—
Net assets applicable to seed money	488	833	2,829	1,405	1,101
Total net assets	$43,522,804	$22,945,603	$71,065,291	$945,992	$9,309,240
(1) Investment shares	2,056,843	549,332	1,259,130	43,695	715,545
(2) Investments, at cost	$24,906,136	$20,061,681	$44,716,816	$921,084	$9,069,554

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	23

Statements of Assets and Liabilities

December 31, 2024 (continued)	Lord Abt Bond Debenture, Cl VC	Lord Abt Short Dur Inc, Cl VC	LVIP AC Intl, Serv Cl	LVIP AC Intl, Std Cl II	LVIP AC Mid Cap Val, Serv Cl
Assets
Investments, at fair value(1),(2)	$6,556,089	$12,918,651	$15,612,599	$5,542,809	$36,954,343
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,291	82,251	55,038	1,592	11,031
Receivable for share redemptions	15,624	11,535	19,600	4,131	66,907
Total assets	6,573,004	13,012,437	15,687,237	5,548,532	37,032,281

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	5,820	11,535	12,222	4,131	30,743
Contract terminations	9,804	—	7,378	—	36,164
Payable for investments purchased	1,291	82,251	55,038	1,592	11,031
Total liabilities	16,915	93,786	74,638	5,723	77,938
Net assets applicable to contracts in accumulation period	6,555,692	12,918,336	15,485,347	5,490,167	36,855,001
Net assets applicable to contracts in payment period	—	—	126,710	52,570	99,020
Net assets applicable to seed money	397	315	542	72	322
Total net assets	$6,556,089	$12,918,651	$15,612,599	$5,542,809	$36,954,343
(1) Investment shares	630,393	986,910	1,462,539	518,795	1,877,857
(2) Investments, at cost	$6,658,297	$13,109,973	$14,207,300	$5,190,462	$36,001,168

December 31, 2024 (continued)	LVIP AC Ultra, Serv Cl	LVIP AC Val, Serv Cl	LVIP AC Val, Std Cl II	LVIP JPM US Eq, Serv Cl	Mac VIP Asset Strategy, Serv Cl
Assets
Investments, at fair value(1),(2)	$51,964,884	$167,819,209	$25,431,567	$4,772,342	$12,397,589
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	40,947	317	—	—
Receivable for share redemptions	141,181	163,547	23,717	4,342	11,940
Total assets	52,106,065	168,023,703	25,455,601	4,776,684	12,409,529

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	42,412	143,186	18,620	4,342	11,169
Contract terminations	98,769	20,361	5,097	—	771
Payable for investments purchased	—	40,947	317	—	—
Total liabilities	141,181	204,494	24,034	4,342	11,940
Net assets applicable to contracts in accumulation period	51,760,807	167,396,389	25,071,853	4,771,248	12,272,135
Net assets applicable to contracts in payment period	204,077	422,017	359,714	—	124,377
Net assets applicable to seed money	—	803	—	1,094	1,077
Total net assets	$51,964,884	$167,819,209	$25,431,567	$4,772,342	$12,397,589
(1) Investment shares	1,789,733	13,704,002	2,079,611	109,337	1,334,509
(2) Investments, at cost	$35,243,288	$135,590,243	$19,019,115	$3,720,093	$13,079,065

See accompanying notes to financial statements.

24	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

December 31, 2024 (continued)	Mac VIP for Inc, Serv Cl	Mac VIP Intl Core Eq, Serv Cl	MFS Gbl Real Est, Serv Cl	MFS Intl Gro, Serv Cl	MFS Mass Inv Gro Stock, Serv Cl
Assets
Investments, at fair value(1),(2)	$1,663,757	$1,280,240	$1,613,424	$5,570,548	$69,635,755
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	17	3,524	74	13,370	253
Receivable for share redemptions	1,426	1,113	1,356	4,890	66,727
Total assets	1,665,200	1,284,877	1,614,854	5,588,808	69,702,735

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	1,426	1,113	1,356	4,890	54,677
Contract terminations	—	—	—	—	12,050
Payable for investments purchased	17	3,524	74	13,370	253
Total liabilities	1,443	4,637	1,430	18,260	66,980
Net assets applicable to contracts in accumulation period	1,663,168	1,279,620	1,612,820	5,570,110	69,610,893
Net assets applicable to contracts in payment period	—	—	—	—	24,862
Net assets applicable to seed money	589	620	604	438	—
Total net assets	$1,663,757	$1,280,240	$1,613,424	$5,570,548	$69,635,755
(1) Investment shares	300,317	77,496	105,868	358,927	2,984,816
(2) Investments, at cost	$1,623,720	$1,310,399	$1,660,972	$5,249,905	$60,502,935

December 31, 2024 (continued)	MFS New Dis, Serv Cl	MFS Research Intl, Serv Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl II	NB AMT Sus Eq, Cl S
Assets
Investments, at fair value(1),(2)	$27,284,322	$2,797,665	$123,093,148	$77,103,238	$19,494,177
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,192	340	28,409	84,465	626
Receivable for share redemptions	20,976	2,499	210,317	172,281	17,404
Total assets	27,306,490	2,800,504	123,331,874	77,359,984	19,512,207

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	20,451	2,499	104,944	70,130	17,404
Contract terminations	525	—	105,373	102,151	—
Payable for investments purchased	1,192	340	28,409	84,465	626
Total liabilities	22,168	2,839	238,726	256,746	18,030
Net assets applicable to contracts in accumulation period	27,204,444	2,797,272	122,653,514	76,940,368	19,491,543
Net assets applicable to contracts in payment period	79,878	—	438,561	161,363	—
Net assets applicable to seed money	—	393	1,073	1,507	2,634
Total net assets	$27,284,322	$2,797,665	$123,093,148	$77,103,238	$19,494,177
(1) Investment shares	2,538,076	165,935	3,683,218	13,432,620	486,260
(2) Investments, at cost	$36,038,708	$2,742,425	$110,020,660	$112,416,783	$13,161,054

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	25

Statements of Assets and Liabilities

December 31, 2024 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB
Assets
Investments, at fair value(1),(2)	$44,866,545	$5,517,645	$69,999,876	$23,745,518	$9,747,049
Dividends receivable	—	—	236,743	—	—
Accounts receivable from RiverSource Life for contract purchase payments	7,084	13	15,310	4,075	7,426
Receivable for share redemptions	54,139	5,186	64,443	23,521	7,344
Total assets	44,927,768	5,522,844	70,316,372	23,773,114	9,761,819

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	39,121	5,184	61,892	18,643	7,344
Contract terminations	15,018	2	2,551	4,878	—
Payable for investments purchased	7,084	13	252,053	4,075	7,426
Total liabilities	61,223	5,199	316,496	27,596	14,770
Net assets applicable to contracts in accumulation period	44,416,682	5,514,789	69,986,660	23,711,118	9,736,844
Net assets applicable to contracts in payment period	449,041	1,783	—	34,074	10,205
Net assets applicable to seed money	822	1,073	13,216	326	—
Total net assets	$44,866,545	$5,517,645	$69,999,876	$23,745,518	$9,747,049
(1) Investment shares	5,018,629	548,474	7,743,349	1,514,383	633,336
(2) Investments, at cost	$52,547,273	$6,083,376	$78,191,659	$23,351,781	$8,827,629

December 31, 2024 (continued)	Put VT Intl Val, Cl IB	Put VT Lg Cap Val, Cl IB	Put VT Sus Fut, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB
Assets
Investments, at fair value(1),(2)	$4,074,424	$17,488,017	$2,544,738	$85,173,813	$38,596,376
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	303	—	—	—	96
Receivable for share redemptions	3,544	26,729	2,082	110,127	29,981
Total assets	4,078,271	17,514,746	2,546,820	85,283,940	38,626,453

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	3,544	15,317	2,082	93,673	29,008
Contract terminations	—	11,412	—	16,454	973
Payable for investments purchased	303	—	—	—	96
Total liabilities	3,847	26,729	2,082	110,127	30,077
Net assets applicable to contracts in accumulation period	4,073,791	17,487,368	2,543,721	84,678,059	38,481,001
Net assets applicable to contracts in payment period	—	—	—	495,754	113,944
Net assets applicable to seed money	633	649	1,017	—	1,431
Total net assets	$4,074,424	$17,488,017	$2,544,738	$85,173,813	$38,596,376
(1) Investment shares	338,407	539,421	149,867	1,686,276	799,097
(2) Investments, at cost	$3,831,036	$15,921,931	$2,061,231	$52,432,826	$25,550,625

See accompanying notes to financial statements.

26	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

December 31, 2024 (continued)	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
Assets
Investments, at fair value(1),(2)	$10,610,255	$13,062,519	$9,341,415	$32,803,230	$791,146,849
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	3,038	13,376	32,384	180,376
Receivable for share redemptions	17,094	18,130	6,813	30,559	1,253,557
Total assets	10,627,349	13,083,687	9,361,604	32,866,173	792,580,782

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	7,836	11,823	6,813	30,559	686,710
Contract terminations	9,258	6,307	—	—	566,847
Payable for investments purchased	—	3,038	13,376	32,384	180,376
Total liabilities	17,094	21,168	20,189	62,943	1,433,933
Net assets applicable to contracts in accumulation period	10,549,255	13,062,099	9,199,555	32,801,990	789,002,395
Net assets applicable to contracts in payment period	61,000	—	141,860	—	2,144,266
Net assets applicable to seed money	—	420	—	1,240	188
Total net assets	$10,610,255	$13,062,519	$9,341,415	$32,803,230	$791,146,849
(1) Investment shares	1,088,231	1,147,849	456,570	3,515,887	24,863,195
(2) Investments, at cost	$9,920,874	$17,653,539	$7,974,127	$30,544,796	$427,521,543

December 31, 2024 (continued)	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2
Assets
Investments, at fair value(1),(2)	$421,013,792	$410,773,140	$259,182,922	$231,904,584	$375,871,425
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	5,964	162	—	57,058	201
Receivable for share redemptions	674,997	710,877	241,334	212,293	404,668
Total assets	421,694,753	411,484,179	259,424,256	232,173,935	376,276,294

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	342,692	366,372	220,459	199,639	325,571
Contract terminations	332,305	344,505	20,875	12,654	79,097
Payable for investments purchased	5,964	162	—	57,058	201
Total liabilities	680,961	711,039	241,334	269,351	404,869
Net assets applicable to contracts in accumulation period	421,013,792	410,205,464	259,182,864	231,855,954	375,641,113
Net assets applicable to contracts in payment period	—	567,562	—	48,357	229,992
Net assets applicable to seed money	—	114	58	273	320
Total net assets	$421,013,792	$410,773,140	$259,182,922	$231,904,584	$375,871,425
(1) Investment shares	13,210,348	25,577,406	16,138,414	16,768,227	23,864,852
(2) Investments, at cost	$158,875,105	$363,833,049	$206,052,643	$185,986,626	$288,243,366

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	27

Statements of Assets and Liabilities

December 31, 2024 (continued)	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2
Assets
Investments, at fair value(1),(2)	$512,434,067	$1,038,609,914	$10,374,472,896	$10,776,991,961	$6,385,037,866
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	94,315	366,299	1,606,051	29,656	102,720
Receivable for share redemptions	469,242	1,489,037	12,730,741	12,171,597	6,575,424
Total assets	512,997,624	1,040,465,250	10,388,809,688	10,789,193,214	6,391,716,010

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	448,528	909,587	8,902,054	9,388,501	5,552,755
Contract terminations	20,714	579,450	3,828,687	2,783,096	1,022,669
Payable for investments purchased	94,315	366,299	1,606,051	29,656	102,720
Total liabilities	563,557	1,855,336	14,336,792	12,201,253	6,678,144
Net assets applicable to contracts in accumulation period	512,300,131	1,038,395,403	10,374,354,880	10,776,123,136	6,380,432,451
Net assets applicable to contracts in payment period	133,674	214,346	117,851	868,634	4,605,327
Net assets applicable to seed money	262	165	165	191	88
Total net assets	$512,434,067	$1,038,609,914	$10,374,472,896	$10,776,991,961	$6,385,037,866
(1) Investment shares	38,528,877	68,919,039	538,653,837	575,694,015	273,918,398
(2) Investments, at cost	$470,257,863	$812,847,094	$6,568,550,931	$6,804,514,406	$3,525,338,777

December 31, 2024 (continued)	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4
Assets
Investments, at fair value(1),(2)	$4,683,191,289	$2,036,639,923	$1,243,730,239	$962,901,577	$732,041,818
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	4,623	205,099	3,323	61,629	—
Receivable for share redemptions	4,629,296	2,729,769	1,168,177	917,960	902,814
Total assets	4,687,825,208	2,039,574,791	1,244,901,739	963,881,166	732,944,632

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	3,877,811	1,774,722	1,016,242	858,520	621,258
Contract terminations	751,485	955,047	151,935	59,440	281,556
Payable for investments purchased	4,623	205,099	3,323	61,629	—
Total liabilities	4,633,919	2,934,868	1,171,500	979,589	902,814
Net assets applicable to contracts in accumulation period	4,683,191,289	2,035,784,320	1,243,730,239	961,367,619	732,041,818
Net assets applicable to contracts in payment period	—	855,471	—	1,533,856	—
Net assets applicable to seed money	—	132	—	102	—
Total net assets	$4,683,191,289	$2,036,639,923	$1,243,730,239	$962,901,577	$732,041,818
(1) Investment shares	200,650,869	74,739,080	45,574,578	49,994,890	37,949,291
(2) Investments, at cost	$2,053,167,048	$1,023,729,095	$486,088,299	$681,945,268	$422,648,021

See accompanying notes to financial statements.

28	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

December 31, 2024 (continued)	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$18,540,511	$13,034,643	$18,107,198	$22,017,260	$31,174,041
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	55	40	18	5,766	62,562
Receivable for share redemptions	17,834	13,359	65,356	20,004	90,350
Total assets	18,558,400	13,048,042	18,172,572	22,043,030	31,326,953

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	17,070	12,879	14,519	20,004	28,695
Contract terminations	764	480	50,837	—	61,655
Payable for investments purchased	55	40	18	5,766	62,562
Total liabilities	17,889	13,399	65,374	25,770	152,912
Net assets applicable to contracts in accumulation period	18,539,812	13,033,837	18,088,158	22,016,389	31,173,374
Net assets applicable to contracts in payment period	—	—	19,040	—	—
Net assets applicable to seed money	699	806	—	871	667
Total net assets	$18,540,511	$13,034,643	$18,107,198	$22,017,260	$31,174,041
(1) Investment shares	1,943,450	293,639	401,045	2,086,944	2,798,388
(2) Investments, at cost	$19,909,503	$6,299,437	$5,210,292	$21,854,426	$33,012,916

December 31, 2024 (continued)	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$24,436,900	$19,636,245	$11,350,996	$44,446,025	$304,818,266
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	326	2,314	2,860	6,072	107,237
Receivable for share redemptions	23,049	17,925	12,687	42,527	456,580
Total assets	24,460,275	19,656,484	11,366,543	44,494,624	305,382,083

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	22,973	17,656	10,457	33,839	269,710
Contract terminations	76	269	2,230	8,688	186,870
Payable for investments purchased	326	2,314	2,860	6,072	107,237
Total liabilities	23,375	20,239	15,547	48,599	563,817
Net assets applicable to contracts in accumulation period	24,435,945	19,635,751	11,350,621	44,200,800	304,696,419
Net assets applicable to contracts in payment period	—	—	—	245,225	121,469
Net assets applicable to seed money	955	494	375	—	378
Total net assets	$24,436,900	$19,636,245	$11,350,996	$44,446,025	$304,818,266
(1) Investment shares	2,407,576	589,323	299,578	1,152,347	20,978,546
(2) Investments, at cost	$23,281,484	$16,354,134	$9,109,320	$18,257,665	$256,857,870

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	29

Statements of Assets and Liabilities

December 31, 2024 (continued)	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Acorn	Wanger Intl	WA Var Global Hi Yd Bond, Cl II
Assets
Investments, at fair value(1),(2)	$4,077,643,635	$1,959,030,505	$157,104,463	$84,296,221	$12,852,976
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	136,115	79,276	63,393	124,089	203
Receivable for share redemptions	6,262,010	1,929,812	395,313	70,014	13,313
Total assets	4,084,041,760	1,961,039,593	157,563,169	84,490,324	12,866,492

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	3,514,507	1,701,815	121,524	66,183	11,795
Contract terminations	2,747,503	227,997	273,789	3,831	1,518
Payable for investments purchased	136,115	79,276	63,393	124,089	203
Total liabilities	6,398,125	2,009,088	458,706	194,103	13,516
Net assets applicable to contracts in accumulation period	4,077,435,245	1,958,796,189	156,382,534	83,994,040	12,852,020
Net assets applicable to contracts in payment period	208,159	234,176	721,483	301,711	—
Net assets applicable to seed money	231	140	446	470	956
Total net assets	$4,077,643,635	$1,959,030,505	$157,104,463	$84,296,221	$12,852,976
(1) Investment shares	213,937,232	117,096,862	10,322,238	4,571,379	2,043,398
(2) Investments, at cost	$2,756,800,125	$1,419,766,501	$206,381,956	$112,444,402	$14,211,754

See accompanying notes to financial statements.

30	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Operations

Year ended December 31, 2024	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B	AB VPS Sus Gbl Thematic, Cl B
Investment income
Dividend income	$105,176	$1,483,863	$—	$953,092	$—
Variable account expenses	103,909	581,894	1,814,547	675,845	94,147
Investment income (loss) — net	1,267	901,969	(1,814,547)	277,247	(94,147)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,038,930	10,247,090	27,115,532	10,879,156	1,709,719
Cost of investments sold	1,211,886	10,047,521	21,605,181	9,166,341	1,591,936
Net realized gain (loss) on sales of investments	(172,956)	199,569	5,510,351	1,712,815	117,783
Distributions from capital gains	—	—	7,655,765	2,681,792	30,172
Net change in unrealized appreciation (depreciation) of investments	1,016,775	1,571,047	23,389,904	3,663,159	430,748
Net gain (loss) on investments	843,819	1,770,616	36,556,020	8,057,766	578,703
Net increase (decrease) in net assets resulting from operations	$845,086	$2,672,585	$34,741,473	$8,335,013	$484,556

Year ended December 31, 2024 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III	BlackRock Adv SMID Cap VI, Cl III
Investment income
Dividend income	$268,124	$19,487	$—	$1,947,152	$33,383
Variable account expenses	176,054	387,880	753,845	514,964	21,951
Investment income (loss) — net	92,070	(368,393)	(753,845)	1,432,188	11,432

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,632,197	7,529,857	13,306,013	8,768,719	590,763
Cost of investments sold	2,242,467	6,538,137	14,982,261	6,557,842	539,765
Net realized gain (loss) on sales of investments	389,730	991,720	(1,676,248)	2,210,877	50,998
Distributions from capital gains	1,291,943	4,078,131	—	1,565,588	—
Net change in unrealized appreciation (depreciation) of investments	894,102	668,033	14,326,598	10,949,201	154,495
Net gain (loss) on investments	2,575,775	5,737,884	12,650,350	14,725,666	205,493
Net increase (decrease) in net assets resulting from operations	$2,667,845	$5,369,491	$11,896,505	$16,157,854	$216,925

Year ended December 31, 2024 (continued)	BlackRock Global Alloc, Cl III	BNY Mellon Sus US Eq, Serv	Calvert VP SRI Bal, Cl F	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Investment income
Dividend income	$601,354	$12,906	$36,946	$392,742	$—
Variable account expenses	792,265	32,588	19,229	197,514	132,723
Investment income (loss) — net	(190,911)	(19,682)	17,717	195,228	(132,723)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	12,851,429	377,099	236,838	2,570,766	3,444,603
Cost of investments sold	13,580,920	309,107	203,797	2,036,585	3,365,562
Net realized gain (loss) on sales of investments	(729,491)	67,992	33,041	534,181	79,041
Distributions from capital gains	6,304,242	22,193	38,065	404,643	445,104
Net change in unrealized appreciation (depreciation) of investments	285,867	639,567	198,953	2,724,904	93,764
Net gain (loss) on investments	5,860,618	729,752	270,059	3,663,728	617,909
Net increase (decrease) in net assets resulting from operations	$5,669,707	$710,070	$287,776	$3,858,956	$485,186

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	31

Statements of Operations

Year ended December 31, 2024 (continued)	Col VP Bal, Cl 2	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2
Investment income
Dividend income	$—	$—	$570,074	$—	$—
Variable account expenses	1,248,004	6,203,458	173,290	1,759,568	642,863
Investment income (loss) — net	(1,248,004)	(6,203,458)	396,784	(1,759,568)	(642,863)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	7,181,984	85,736,344	3,157,348	24,084,232	9,457,655
Cost of investments sold	6,195,060	47,408,242	4,332,154	12,228,929	5,289,995
Net realized gain (loss) on sales of investments	986,924	38,328,102	(1,174,806)	11,855,303	4,167,660
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	14,255,922	41,222,318	1,708,788	22,476,459	9,155,799
Net gain (loss) on investments	15,242,846	79,550,420	533,982	34,331,762	13,323,459
Net increase (decrease) in net assets resulting from operations	$13,994,842	$73,346,962	$930,766	$32,572,194	$12,680,596

Year ended December 31, 2024 (continued)	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2
Investment income
Dividend income	$—	$—	$—	$469,798	$496,539
Variable account expenses	3,706,605	1,157,487	3,512,151	96,279	513,372
Investment income (loss) — net	(3,706,605)	(1,157,487)	(3,512,151)	373,519	(16,833)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	50,925,147	16,543,833	58,024,282	1,881,082	7,690,816
Cost of investments sold	12,666,150	11,195,023	18,569,029	2,135,055	11,050,188
Net realized gain (loss) on sales of investments	38,258,997	5,348,810	39,455,253	(253,973)	(3,359,372)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	45,098,081	9,258,358	13,398,052	347,964	5,447,795
Net gain (loss) on investments	83,357,078	14,607,168	52,853,305	93,991	2,088,423
Net increase (decrease) in net assets resulting from operations	$79,650,473	$13,449,681	$49,341,154	$467,510	$2,071,590

Year ended December 31, 2024 (continued)	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3
Investment income
Dividend income	$762,552	$288,683	$1,421,870	$6,909,801	$6,491,161
Variable account expenses	646,537	102,590	397,975	1,602,870	1,302,928
Investment income (loss) — net	116,015	186,093	1,023,895	5,306,931	5,188,233

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	11,123,227	1,829,140	6,897,384	54,811,206	40,633,580
Cost of investments sold	14,460,403	2,032,382	8,832,994	54,811,206	40,633,249
Net realized gain (loss) on sales of investments	(3,337,176)	(203,242)	(1,935,610)	—	331
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	6,156,371	222,312	1,860,596	—	(331)
Net gain (loss) on investments	2,819,195	19,070	(75,014)	—	—
Net increase (decrease) in net assets resulting from operations	$2,935,210	$205,163	$948,881	$5,306,931	$5,188,233

See accompanying notes to financial statements.

32	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Operations

Year ended December 31, 2024 (continued)	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2
Investment income
Dividend income	$2,822,809	$6,378,130	$1,473,254	$3,727,510	$3,603,948
Variable account expenses	523,480	1,059,640	294,291	641,503	842,302
Investment income (loss) — net	2,299,329	5,318,490	1,178,963	3,086,007	2,761,646

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	7,548,731	17,923,629	4,425,131	11,322,990	10,902,421
Cost of investments sold	8,043,162	19,136,648	5,017,756	13,871,421	12,318,344
Net realized gain (loss) on sales of investments	(494,431)	(1,213,019)	(592,625)	(2,548,431)	(1,415,923)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	958,915	2,309,965	627,281	2,778,946	(951,935)
Net gain (loss) on investments	464,484	1,096,946	34,656	230,515	(2,367,858)
Net increase (decrease) in net assets resulting from operations	$2,763,813	$6,415,436	$1,213,619	$3,316,522	$393,788

Year ended December 31, 2024 (continued)	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 2	Col VP Lg Cap Index, Cl 3
Investment income
Dividend income	$9,710,896	$—	$—	$—	$—
Variable account expenses	1,958,665	1,483,441	1,263,050	1,435,175	5,881,772
Investment income (loss) — net	7,752,231	(1,483,441)	(1,263,050)	(1,435,175)	(5,881,772)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	30,332,680	18,533,361	23,758,960	14,304,795	86,966,489
Cost of investments sold	36,468,994	10,018,806	6,818,381	11,331,344	37,287,668
Net realized gain (loss) on sales of investments	(6,136,314)	8,514,555	16,940,579	2,973,451	49,678,821
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	161,954	27,597,955	21,916,928	24,836,913	74,659,021
Net gain (loss) on investments	(5,974,360)	36,112,510	38,857,507	27,810,364	124,337,842
Net increase (decrease) in net assets resulting from operations	$1,777,871	$34,629,069	$37,594,457	$26,375,189	$118,456,070

Year ended December 31, 2024 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Eq, Cl 2
Investment income
Dividend income	$2,869,847	$521,530	$1,535,170	$2,188,920	$—
Variable account expenses	801,015	152,848	392,121	522,349	41,067
Investment income (loss) — net	2,068,832	368,682	1,143,049	1,666,571	(41,067)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	20,192,037	6,350,893	6,618,563	7,684,724	296,958
Cost of investments sold	20,175,762	7,646,370	6,567,978	7,020,881	249,678
Net realized gain (loss) on sales of investments	16,275	(1,295,477)	50,585	663,843	47,280
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	688,130	(57,419)	(393,855)	(1,060,522)	717,679
Net gain (loss) on investments	704,405	(1,352,896)	(343,270)	(396,679)	764,959
Net increase (decrease) in net assets resulting from operations	$2,773,237	$(984,214)	$799,779	$1,269,892	$723,892

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	33

Statements of Operations

Year ended December 31, 2024 (continued)	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	753,037	393,375	434,444	719,754	473,398
Investment income (loss) — net	(753,037)	(393,375)	(434,444)	(719,754)	(473,398)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	12,116,234	10,911,954	6,706,930	11,561,188	7,129,021
Cost of investments sold	8,965,136	6,752,031	4,703,089	3,939,653	4,552,572
Net realized gain (loss) on sales of investments	3,151,098	4,159,923	2,003,841	7,621,535	2,576,449
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	4,920,913	1,026,839	6,371,063	7,326,062	2,351,938
Net gain (loss) on investments	8,072,011	5,186,762	8,374,904	14,947,597	4,928,387
Net increase (decrease) in net assets resulting from operations	$7,318,974	$4,793,387	$7,940,460	$14,227,843	$4,454,989

Year ended December 31, 2024 (continued)	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Sel Gbl Tech, Cl 2	Col VP Sm Cap Val, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$11,444
Variable account expenses	376,451	298,495	257,567	134,842	20,675
Investment income (loss) — net	(376,451)	(298,495)	(257,567)	(134,842)	(9,231)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,620,178	4,432,498	5,013,307	2,788,743	218,492
Cost of investments sold	2,618,936	3,357,966	2,390,699	2,389,646	202,327
Net realized gain (loss) on sales of investments	4,001,242	1,074,532	2,622,608	399,097	16,165
Distributions from capital gains	—	—	—	930,569	94,086
Net change in unrealized appreciation (depreciation) of investments	770,650	2,315,043	1,131,275	1,771,961	52,246
Net gain (loss) on investments	4,771,892	3,389,575	3,753,883	3,101,627	162,497
Net increase (decrease) in net assets resulting from operations	$4,395,441	$3,091,080	$3,496,316	$2,966,785	$153,266

Year ended December 31, 2024 (continued)	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 2
Investment income
Dividend income	$3,452,315	$379,023	$1,111,726	$326,615	$931,760
Variable account expenses	864,966	139,756	316,956	101,823	239,841
Investment income (loss) — net	2,587,349	239,267	794,770	224,792	691,919

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	10,496,207	5,464,948	6,953,062	2,021,093	1,905,072
Cost of investments sold	11,874,668	5,816,040	7,974,970	3,297,257	2,151,840
Net realized gain (loss) on sales of investments	(1,378,461)	(351,092)	(1,021,908)	(1,276,164)	(246,768)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,417,597	84,767	408,736	1,474,725	(335,103)
Net gain (loss) on investments	39,136	(266,325)	(613,172)	198,561	(581,871)
Net increase (decrease) in net assets resulting from operations	$2,626,485	$(27,058)	$181,598	$423,353	$110,048

See accompanying notes to financial statements.

34	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Operations

Year ended December 31, 2024 (continued)	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2	CTIVP MFS Val, Cl 2	CTIVP Prin Blue Chip Gro, Cl 1
Investment income
Dividend income	$335,744	$793,167	$530,144	$—	$—
Variable account expenses	208,381	386,258	241,921	892,659	1,059,464
Investment income (loss) — net	127,363	406,909	288,223	(892,659)	(1,059,464)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,995,874	8,351,102	3,933,064	12,508,107	21,934,318
Cost of investments sold	6,250,295	11,661,564	4,876,951	8,129,515	7,834,048
Net realized gain (loss) on sales of investments	(1,254,421)	(3,310,462)	(943,887)	4,378,592	14,100,270
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	681,712	2,088,873	2,528,174	4,272,879	8,102,016
Net gain (loss) on investments	(572,709)	(1,221,589)	1,584,287	8,651,471	22,202,286
Net increase (decrease) in net assets resulting from operations	$(445,346)	$(814,680)	$1,872,510	$7,758,812	$21,142,822

Year ended December 31, 2024 (continued)	CTIVP Prin Blue Chip Gro, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3
Investment income
Dividend income	$—	$—	$784,927	$—	$—
Variable account expenses	644,412	495,265	216,212	757,933	408,925
Investment income (loss) — net	(644,412)	(495,265)	568,715	(757,933)	(408,925)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	8,885,250	6,450,553	3,166,502	10,174,344	7,723,726
Cost of investments sold	4,986,352	4,471,798	3,471,392	6,528,668	4,121,291
Net realized gain (loss) on sales of investments	3,898,898	1,978,755	(304,890)	3,645,676	3,602,435
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	7,354,326	2,907,196	(419,123)	2,720,226	562,246
Net gain (loss) on investments	11,253,224	4,885,951	(724,013)	6,365,902	4,164,681
Net increase (decrease) in net assets resulting from operations	$10,608,812	$4,390,686	$(155,298)	$5,607,969	$3,755,756

Year ended December 31, 2024 (continued)	CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP Westfield Sel Lg Cp Gr, Cl 2	CVT EAFE Intl Index, Cl F	CVT Nasdaq 100 Index, Cl F	CVT Russ 2000 Sm Cap Ind, Cl F
Investment income
Dividend income	$—	$—	$122,858	$63,823	$107,042
Variable account expenses	320,093	280,893	37,937	155,912	69,544
Investment income (loss) — net	(320,093)	(280,893)	84,921	(92,089)	37,498

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,648,731	5,525,735	475,237	2,051,785	930,903
Cost of investments sold	4,052,723	4,803,408	416,620	1,722,326	838,344
Net realized gain (loss) on sales of investments	2,596,008	722,327	58,617	329,459	92,559
Distributions from capital gains	—	—	—	1,254,779	173,163
Net change in unrealized appreciation (depreciation) of investments	2,168,361	5,424,960	(132,221)	1,559,184	282,331
Net gain (loss) on investments	4,764,369	6,147,287	(73,604)	3,143,422	548,053
Net increase (decrease) in net assets resulting from operations	$4,444,276	$5,866,394	$11,317	$3,051,333	$585,551

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	35

Statements of Operations

Year ended December 31, 2024 (continued)	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Emer Mkts, Serv Cl 2	Fid VIP Energy, Serv Cl 2
Investment income
Dividend income	$522,411	$6,190,712	$192,466	$29,174	$57,287
Variable account expenses	163,242	750,536	5,918,335	22,490	27,424
Investment income (loss) — net	359,169	5,440,176	(5,725,869)	6,684	29,863

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,268,508	14,093,668	86,893,690	633,071	460,762
Cost of investments sold	3,410,242	14,772,073	54,476,408	553,158	427,758
Net realized gain (loss) on sales of investments	(141,734)	(678,405)	32,417,282	79,913	33,004
Distributions from capital gains	9,195	—	72,032,556	—	—
Net change in unrealized appreciation (depreciation) of investments	436,082	347,882	59,313,515	83,672	(4,938)
Net gain (loss) on investments	303,543	(330,523)	163,763,353	163,585	28,066
Net increase (decrease) in net assets resulting from operations	$662,712	$5,109,653	$158,037,484	$170,269	$57,929

Year ended December 31, 2024 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Serv Cl 2	Fid VIP Intl Cap Appr, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2
Investment income
Dividend income	$569,869	$1,339,756	$—	$47,087	$468,594
Variable account expenses	360,097	933,371	177,258	61,961	113,719
Investment income (loss) — net	209,772	406,385	(177,258)	(14,874)	354,875

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,972,689	13,691,421	1,850,534	933,512	989,315
Cost of investments sold	4,229,101	8,334,084	1,406,014	803,412	974,087
Net realized gain (loss) on sales of investments	2,743,588	5,357,337	444,520	130,100	15,228
Distributions from capital gains	2,782,505	7,241,346	—	—	—
Net change in unrealized appreciation (depreciation) of investments	2,377,045	6,708,229	4,551,818	122,941	(336,484)
Net gain (loss) on investments	7,903,138	19,306,912	4,996,338	253,041	(321,256)
Net increase (decrease) in net assets resulting from operations	$8,112,910	$19,713,297	$4,819,080	$238,167	$33,619

Year ended December 31, 2024 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2
Investment income
Dividend income	$295,345	$1,216,869	$156,796	$598,806	$6,504,848
Variable account expenses	548,860	3,414,755	82,159	390,425	1,757,327
Investment income (loss) — net	(253,515)	(2,197,886)	74,637	208,381	4,747,521

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	8,987,821	47,727,491	1,438,952	5,791,559	23,120,404
Cost of investments sold	7,064,862	40,554,341	1,075,551	4,351,860	24,144,985
Net realized gain (loss) on sales of investments	1,922,959	7,173,150	363,401	1,439,699	(1,024,581)
Distributions from capital gains	8,191,569	47,308,274	445,533	1,969,697	—
Net change in unrealized appreciation (depreciation) of investments	(146,038)	262,410	(491,691)	(2,023,394)	4,168,958
Net gain (loss) on investments	9,968,490	54,743,834	317,243	1,386,002	3,144,377
Net increase (decrease) in net assets resulting from operations	$9,714,975	$52,545,948	$391,880	$1,594,383	$7,891,898

See accompanying notes to financial statements.

36	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Operations

Year ended December 31, 2024 (continued)	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Inc, Cl 4	Frank Mutual Gbl Dis, Cl 4	Frank Mutual Shares, Cl 2
Investment income
Dividend income	$803,238	$3,125,426	$466,738	$9,725	$1,219,589
Variable account expenses	387,063	644,356	84,881	5,737	609,661
Investment income (loss) — net	416,175	2,481,070	381,857	3,988	609,928

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,504,066	11,907,728	1,491,452	19,557	10,051,330
Cost of investments sold	8,471,421	12,470,613	1,483,145	18,331	10,306,500
Net realized gain (loss) on sales of investments	(1,967,355)	(562,885)	8,307	1,226	(255,170)
Distributions from capital gains	—	256,069	38,900	44,199	1,268,270
Net change in unrealized appreciation (depreciation) of investments	1,015,447	1,370,654	12,494	(32,473)	4,555,926
Net gain (loss) on investments	(951,908)	1,063,838	59,701	12,952	5,569,026
Net increase (decrease) in net assets resulting from operations	$(535,733)	$3,544,908	$441,558	$16,940	$6,178,954

Year ended December 31, 2024 (continued)	Frank Sm Cap Val, Cl 2	Frank Sm Cap Val, Cl 4	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Multi-Strategy Alt, Serv
Investment income
Dividend income	$1,050,457	$29,804	$1,041,540	$239,664	$44,018
Variable account expenses	1,094,363	40,742	918,155	100,814	13,575
Investment income (loss) — net	(43,906)	(10,938)	123,385	138,850	30,443

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	19,027,647	465,965	16,269,346	1,426,413	49,531
Cost of investments sold	20,072,020	444,760	14,775,901	1,448,894	48,959
Net realized gain (loss) on sales of investments	(1,044,373)	21,205	1,493,445	(22,481)	572
Distributions from capital gains	2,596,381	80,915	5,954,818	—	—
Net change in unrealized appreciation (depreciation) of investments	9,878,323	274,331	3,953,693	71,972	(4,619)
Net gain (loss) on investments	11,430,331	376,451	11,401,956	49,491	(4,047)
Net increase (decrease) in net assets resulting from operations	$11,386,425	$365,513	$11,525,341	$188,341	$26,396

Year ended December 31, 2024 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT Sm Cap Eq Insights, Serv	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Investment income
Dividend income	$48,279	$18,616	$625,008	$—	$—
Variable account expenses	41,885	17,470	875,377	120,996	393,471
Investment income (loss) — net	6,394	1,146	(250,369)	(120,996)	(393,471)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	604,084	166,301	17,836,094	2,440,493	10,057,180
Cost of investments sold	541,084	144,165	12,989,774	1,807,088	8,044,598
Net realized gain (loss) on sales of investments	63,000	22,136	4,846,320	633,405	2,012,582
Distributions from capital gains	399,162	197,638	13,502,553	—	—
Net change in unrealized appreciation (depreciation) of investments	353,411	(5,564)	5,706,489	3,668,159	11,105,866
Net gain (loss) on investments	815,573	214,210	24,055,362	4,301,564	13,118,448
Net increase (decrease) in net assets resulting from operations	$821,967	$215,356	$23,804,993	$4,180,568	$12,724,977

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	37

Statements of Operations

Year ended December 31, 2024 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Plus Bond, Ser II	Invesco VI Dis Mid Cap Gro, Ser I
Investment income
Dividend income	$1,626,965	$1,479,255	$504,888	$233,986	$—
Variable account expenses	296,998	902,511	925,414	56,554	147,716
Investment income (loss) — net	1,329,967	576,744	(420,526)	177,432	(147,716)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	5,764,844	16,330,949	9,378,794	820,472	2,373,391
Cost of investments sold	6,655,621	12,315,687	7,601,838	796,394	2,444,724
Net realized gain (loss) on sales of investments	(890,777)	4,015,262	1,776,956	24,078	(71,333)
Distributions from capital gains	—	6,938,696	6,063,473	—	—
Net change in unrealized appreciation (depreciation) of investments	342,932	1,298,638	8,169,956	(133,924)	3,772,817
Net gain (loss) on investments	(547,845)	12,252,596	16,010,385	(109,846)	3,701,484
Net increase (decrease) in net assets resulting from operations	$782,122	$12,829,340	$15,589,859	$67,586	$3,553,768

Year ended December 31, 2024 (continued)	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI EQV Intl Eq, Ser II	Invesco VI Global, Ser II
Investment income
Dividend income	$—	$326,737	$151,949	$551,061	$—
Variable account expenses	102,137	156,367	95,029	332,412	1,285,518
Investment income (loss) — net	(102,137)	170,370	56,920	218,649	(1,285,518)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,800,452	3,034,996	1,796,434	5,921,172	19,952,910
Cost of investments sold	1,984,958	2,691,859	1,632,206	5,309,641	18,604,724
Net realized gain (loss) on sales of investments	(184,506)	343,137	164,228	611,531	1,348,186
Distributions from capital gains	—	695,432	370,386	190,831	7,673,292
Net change in unrealized appreciation (depreciation) of investments	2,483,478	845,085	459,332	(1,097,519)	9,859,143
Net gain (loss) on investments	2,298,972	1,883,654	993,946	(295,157)	18,880,621
Net increase (decrease) in net assets resulting from operations	$2,196,835	$2,054,024	$1,050,866	$(76,508)	$17,595,103

Year ended December 31, 2024 (continued)	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Hlth, Ser II	Invesco VI Main St, Ser II	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I
Investment income
Dividend income	$3,173,343	$—	$—	$—	$—
Variable account expenses	1,109,887	298,755	24,324	1,045,761	239,661
Investment income (loss) — net	2,063,456	(298,755)	(24,324)	(1,045,761)	(239,661)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	16,128,526	6,836,681	490,584	14,235,743	4,896,207
Cost of investments sold	18,565,970	6,720,995	540,851	11,965,077	4,232,793
Net realized gain (loss) on sales of investments	(2,437,444)	115,686	(50,267)	2,270,666	663,414
Distributions from capital gains	—	—	252,993	3,865,240	1,196,041
Net change in unrealized appreciation (depreciation) of investments	2,496,003	1,450,496	309,843	5,925,127	6,251,697
Net gain (loss) on investments	58,559	1,566,182	512,569	12,061,033	8,111,152
Net increase (decrease) in net assets resulting from operations	$2,122,015	$1,267,427	$488,245	$11,015,272	$7,871,491

See accompanying notes to financial statements.

38	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Operations

Year ended December 31, 2024 (continued)	Invesco VI Tech, Ser II	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Forty, Serv
Investment income
Dividend income	$—	$2,630,844	$92,015	$2,576,897	$380
Variable account expenses	59,436	1,546,662	121,876	602,654	42,345
Investment income (loss) — net	(59,436)	1,084,182	(29,861)	1,974,243	(41,965)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	638,169	18,058,219	2,283,765	9,316,713	683,597
Cost of investments sold	517,536	14,886,213	1,793,882	10,392,782	548,539
Net realized gain (loss) on sales of investments	120,633	3,172,006	489,883	(1,076,069)	135,058
Distributions from capital gains	336,090	—	645,600	—	230,666
Net change in unrealized appreciation (depreciation) of investments	1,106,935	14,496,416	866,155	(561,998)	483,877
Net gain (loss) on investments	1,563,658	17,668,422	2,001,638	(1,638,067)	849,601
Net increase (decrease) in net assets resulting from operations	$1,504,222	$18,752,604	$1,971,777	$336,176	$807,636

Year ended December 31, 2024 (continued)	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Emer Mkts Eq, Serv	Lazard Ret Global Dyn MA, Serv
Investment income
Dividend income	$—	$301,830	$—	$26,299	$—
Variable account expenses	348,445	196,544	687,626	6,735	102,527
Investment income (loss) — net	(348,445)	105,286	(687,626)	19,564	(102,527)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	5,564,327	2,797,614	11,656,878	43,590	1,888,642
Cost of investments sold	3,296,045	2,302,392	7,867,878	40,925	1,882,371
Net realized gain (loss) on sales of investments	2,268,282	495,222	3,789,000	2,665	6,271
Distributions from capital gains	—	—	2,032,906	—	—
Net change in unrealized appreciation (depreciation) of investments	8,358,473	245,091	13,959,345	6,212	806,280
Net gain (loss) on investments	10,626,755	740,313	19,781,251	8,877	812,551
Net increase (decrease) in net assets resulting from operations	$10,278,310	$845,599	$19,093,625	$28,441	$710,024

Year ended December 31, 2024 (continued)	Lord Abt Bond Debenture, Cl VC	Lord Abt Short Dur Inc, Cl VC	LVIP AC Intl, Serv Cl	LVIP AC Intl, Std Cl II	LVIP AC Mid Cap Val, Serv Cl
Investment income
Dividend income	$356,128	$567,127	$227,145	$98,428	$884,815
Variable account expenses	51,122	108,244	149,980	51,865	362,179
Investment income (loss) — net	305,006	458,883	77,165	46,563	522,636

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	647,654	1,382,967	2,293,000	953,211	7,212,651
Cost of investments sold	643,296	1,378,221	2,017,809	865,396	6,957,888
Net realized gain (loss) on sales of investments	4,358	4,746	275,191	87,815	254,763
Distributions from capital gains	—	—	—	—	1,780,581
Net change in unrealized appreciation (depreciation) of investments	(55,575)	(44,316)	(56,612)	(6,493)	176,601
Net gain (loss) on investments	(51,217)	(39,570)	218,579	81,322	2,211,945
Net increase (decrease) in net assets resulting from operations	$253,789	$419,313	$295,744	$127,885	$2,734,581

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	39

Statements of Operations

Year ended December 31, 2024 (continued)	LVIP AC Ultra, Serv Cl	LVIP AC Val, Serv Cl	LVIP AC Val, Std Cl II	LVIP JPM US Eq, Serv Cl	Mac VIP Asset Strategy, Serv Cl
Investment income
Dividend income	$—	$4,756,917	$760,164	$16,085	$236,806
Variable account expenses	483,907	1,720,691	226,461	45,849	132,291
Investment income (loss) — net	(483,907)	3,036,226	533,703	(29,764)	104,515

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	12,424,452	29,993,783	4,971,681	533,430	2,484,081
Cost of investments sold	9,054,343	24,003,850	3,654,728	423,881	2,586,435
Net realized gain (loss) on sales of investments	3,370,109	5,989,933	1,316,953	109,549	(102,354)
Distributions from capital gains	4,563,151	10,090,398	1,563,403	196,533	474,237
Net change in unrealized appreciation (depreciation) of investments	5,090,019	(5,140,814)	(1,189,346)	572,959	892,322
Net gain (loss) on investments	13,023,279	10,939,517	1,691,010	879,041	1,264,205
Net increase (decrease) in net assets resulting from operations	$12,539,372	$13,975,743	$2,224,713	$849,277	$1,368,720

Year ended December 31, 2024 (continued)	Mac VIP for Inc, Serv Cl	Mac VIP Intl Core Eq, Serv Cl(1)	MFS Gbl Real Est, Serv Cl	MFS Intl Gro, Serv Cl	MFS Mass Inv Gro Stock, Serv Cl
Investment income
Dividend income	$99,746	$13,426	$23,532	$36,686	$90,640
Variable account expenses	14,089	8,023	13,851	43,441	639,819
Investment income (loss) — net	85,657	5,403	9,681	(6,755)	(549,179)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	96,259	89,319	388,655	798,314	12,160,413
Cost of investments sold	95,576	88,521	381,280	727,515	10,344,702
Net realized gain (loss) on sales of investments	683	798	7,375	70,799	1,815,711
Distributions from capital gains	—	2,430	—	14,407	6,306,139
Net change in unrealized appreciation (depreciation) of investments	(11,902)	(30,159)	(58,666)	156,293	2,370,596
Net gain (loss) on investments	(11,219)	(26,931)	(51,291)	241,499	10,492,446
Net increase (decrease) in net assets resulting from operations	$74,438	$(21,528)	$(41,610)	$234,744	$9,943,267

(1)	For the period April 26, 2024 (commencement of operations) to December 31, 2024.

Year ended December 31, 2024 (continued)	MFS New Dis, Serv Cl	MFS Research Intl, Serv Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl II	NB AMT Sus Eq, Cl S
Investment income
Dividend income	$—	$35,981	$2,641,326	$—	$—
Variable account expenses	249,928	25,701	1,244,175	696,093	196,056
Investment income (loss) — net	(249,928)	10,280	1,397,151	(696,093)	(196,056)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,981,865	538,368	24,956,693	17,058,234	3,258,635
Cost of investments sold	6,699,185	491,121	22,513,477	31,498,651	2,270,929
Net realized gain (loss) on sales of investments	(1,717,320)	47,247	2,443,216	(14,440,417)	987,706
Distributions from capital gains	—	—	3,677,529	—	913,000
Net change in unrealized appreciation (depreciation) of investments	3,573,226	(48,743)	5,021,507	38,863,121	2,384,577
Net gain (loss) on investments	1,855,906	(1,496)	11,142,252	24,422,704	4,285,283
Net increase (decrease) in net assets resulting from operations	$1,605,978	$8,784	$12,539,403	$23,726,611	$4,089,227

See accompanying notes to financial statements.

40	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Operations

Year ended December 31, 2024 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB
Investment income
Dividend income	$3,010,591	$190,659	$2,593,171	$121,161	$220,171
Variable account expenses	477,765	60,174	672,476	232,449	88,986
Investment income (loss) — net	2,532,826	130,485	1,920,695	(111,288)	131,185

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	9,071,134	913,296	6,542,011	4,540,323	1,586,310
Cost of investments sold	10,447,038	1,039,143	7,345,223	4,105,499	1,394,245
Net realized gain (loss) on sales of investments	(1,375,904)	(125,847)	(803,212)	434,824	192,065
Distributions from capital gains	—	—	—	1,115,876	—
Net change in unrealized appreciation (depreciation) of investments	81,869	501,357	(212,165)	(1,263,780)	(90,246)
Net gain (loss) on investments	(1,294,035)	375,510	(1,015,377)	286,920	101,819
Net increase (decrease) in net assets resulting from operations	$1,238,791	$505,995	$905,318	$175,632	$233,004

Year ended December 31, 2024 (continued)	Put VT Intl Val, Cl IB	Put VT Lg Cap Val, Cl IB	Put VT Sus Fut, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB
Investment income
Dividend income	$75,030	$110,365	$—	$327,860	$79,321
Variable account expenses	34,925	126,660	20,208	1,080,410	334,726
Investment income (loss) — net	40,105	(16,295)	(20,208)	(752,550)	(255,405)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	365,200	651,327	130,220	9,962,514	6,347,509
Cost of investments sold	327,176	576,375	109,562	6,438,472	4,410,465
Net realized gain (loss) on sales of investments	38,024	74,952	20,658	3,524,042	1,937,044
Distributions from capital gains	8,842	449,212	—	540,328	257,140
Net change in unrealized appreciation (depreciation) of investments	17,085	1,002,122	249,844	13,180,334	5,612,632
Net gain (loss) on investments	63,951	1,526,286	270,502	17,244,704	7,806,816
Net increase (decrease) in net assets resulting from operations	$104,056	$1,509,991	$250,294	$16,492,154	$7,551,411

Year ended December 31, 2024 (continued)	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
Investment income
Dividend income	$—	$—	$267,037	$965,330	$—
Variable account expenses	89,411	158,618	90,592	345,703	8,026,953
Investment income (loss) — net	(89,411)	(158,618)	176,445	619,627	(8,026,953)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,538,434	3,883,507	1,758,985	5,717,076	145,366,371
Cost of investments sold	1,451,211	4,955,267	1,274,513	5,268,475	77,223,128
Net realized gain (loss) on sales of investments	87,223	(1,071,760)	484,472	448,601	68,143,243
Distributions from capital gains	723,617	—	816,604	—	—
Net change in unrealized appreciation (depreciation) of investments	543,447	(728,254)	(1,709,023)	2,738,341	31,699,675
Net gain (loss) on investments	1,354,287	(1,800,014)	(407,947)	3,186,942	99,842,918
Net increase (decrease) in net assets resulting from operations	$1,264,876	$(1,958,632)	$(231,502)	$3,806,569	$91,815,965

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	41

Statements of Operations

Year ended December 31, 2024 (continued)	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	4,056,955	4,350,273	2,667,175	2,329,010	3,753,904
Investment income (loss) — net	(4,056,955)	(4,350,273)	(2,667,175)	(2,329,010)	(3,753,904)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	69,245,430	87,502,073	52,717,635	25,943,972	44,682,247
Cost of investments sold	26,747,515	77,980,351	42,537,179	21,478,986	35,523,917
Net realized gain (loss) on sales of investments	42,497,915	9,521,722	10,180,456	4,464,986	9,158,330
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	11,955,777	8,883,337	1,862,656	16,684,213	32,661,890
Net gain (loss) on investments	54,453,692	18,405,059	12,043,112	21,149,199	41,820,220
Net increase (decrease) in net assets resulting from operations	$50,396,737	$14,054,786	$9,375,937	$18,820,189	$38,066,316

Year ended December 31, 2024 (continued)	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	5,206,582	10,753,152	104,958,557	112,400,625	65,459,349
Investment income (loss) — net	(5,206,582)	(10,753,152)	(104,958,557)	(112,400,625)	(65,459,349)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	104,341,889	170,783,296	1,264,058,847	1,573,166,727	760,368,878
Cost of investments sold	97,016,667	136,474,159	812,839,246	1,026,885,588	432,765,143
Net realized gain (loss) on sales of investments	7,325,222	34,309,137	451,219,601	546,281,139	327,603,735
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	14,048,642	36,000,535	753,928,556	472,716,383	222,921,151
Net gain (loss) on investments	21,373,864	70,309,672	1,205,148,157	1,018,997,522	550,524,886
Net increase (decrease) in net assets resulting from operations	$16,167,282	$59,556,520	$1,100,189,600	$906,596,897	$485,065,537

Year ended December 31, 2024 (continued)	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	46,316,129	21,107,369	12,162,294	10,198,913	7,584,579
Investment income (loss) — net	(46,316,129)	(21,107,369)	(12,162,294)	(10,198,913)	(7,584,579)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	678,720,711	364,670,113	206,847,003	162,265,452	133,931,167
Cost of investments sold	305,820,122	187,294,169	82,805,631	117,317,081	78,444,413
Net realized gain (loss) on sales of investments	372,900,589	177,375,944	124,041,372	44,948,371	55,486,754
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	38,556,030	44,665,239	12,779,260	17,315,224	(6,097,511)
Net gain (loss) on investments	411,456,619	222,041,183	136,820,632	62,263,595	49,389,243
Net increase (decrease) in net assets resulting from operations	$365,140,490	$200,933,814	$124,658,338	$52,064,682	$41,804,664

See accompanying notes to financial statements.

42	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Operations

Year ended December 31, 2024 (continued)	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 2
Investment income
Dividend income	$608,318	$—	$—	$232,709	$155,970
Variable account expenses	185,845	142,462	172,062	228,142	356,205
Investment income (loss) — net	422,473	(142,462)	(172,062)	4,567	(200,235)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,742,632	2,272,061	4,384,627	3,365,557	5,396,977
Cost of investments sold	2,948,143	1,046,424	1,332,405	3,346,164	5,407,053
Net realized gain (loss) on sales of investments	(205,511)	1,225,637	3,052,222	19,393	(10,076)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(51,647)	1,330,278	880,559	867,924	(508,177)
Net gain (loss) on investments	(257,158)	2,555,915	3,932,781	887,317	(518,253)
Net increase (decrease) in net assets resulting from operations	$165,315	$2,413,453	$3,760,719	$891,884	$(718,488)

Year ended December 31, 2024 (continued)	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2
Investment income
Dividend income	$638,743	$—	$—	$—	$—
Variable account expenses	270,922	189,257	118,509	401,373	3,132,725
Investment income (loss) — net	367,821	(189,257)	(118,509)	(401,373)	(3,132,725)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,635,765	2,751,348	2,105,271	6,971,546	60,297,378
Cost of investments sold	3,407,684	2,373,355	1,773,831	2,980,337	52,303,154
Net realized gain (loss) on sales of investments	228,081	377,993	331,440	3,991,209	7,994,224
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	186,517	2,594,585	486,629	(562,188)	19,816,496
Net gain (loss) on investments	414,598	2,972,578	818,069	3,429,021	27,810,720
Net increase (decrease) in net assets resulting from operations	$782,419	$2,783,321	$699,560	$3,027,648	$24,677,995

Year ended December 31, 2024 (continued)	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Acorn	Wanger Intl	WA Var Global Hi Yd Bond, Cl II
Investment income
Dividend income	$—	$—	$—	$1,328,318	$731,147
Variable account expenses	39,443,916	19,466,946	1,417,555	867,194	128,741
Investment income (loss) — net	(39,443,916)	(19,466,946)	(1,417,555)	461,124	602,406

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	309,295,034	189,851,790	26,615,924	15,930,651	1,704,726
Cost of investments sold	219,414,219	143,678,208	37,168,604	19,785,879	1,896,597
Net realized gain (loss) on sales of investments	89,880,815	46,173,582	(10,552,680)	(3,855,228)	(191,871)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	528,831,932	193,570,643	31,718,697	(5,260,087)	252,609
Net gain (loss) on investments	618,712,747	239,744,225	21,166,017	(9,115,315)	60,738
Net increase (decrease) in net assets resulting from operations	$579,268,831	$220,277,279	$19,748,462	$(8,654,191)	$663,144

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	43

Statements of Changes in Net Assets

Year ended December 31, 2024	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B	AB VPS Sus Gbl Thematic, Cl B
Operations
Investment income (loss) — net	$1,267	$901,969	$(1,814,547)	$277,247	$(94,147)
Net realized gain (loss) on sales of investments	(172,956)	199,569	5,510,351	1,712,815	117,783
Distributions from capital gains	—	—	7,655,765	2,681,792	30,172
Net change in unrealized appreciation (depreciation) of investments	1,016,775	1,571,047	23,389,904	3,663,159	430,748
Net increase (decrease) in net assets resulting from operations	845,086	2,672,585	34,741,473	8,335,013	484,556

Contract transactions
Contract purchase payments	132,788	579,300	12,453,675	1,573,356	419,929
Net transfers(1)	248,996	(270,840)	(1,831,219)	1,097,765	(275,631)
Transfers for policy loans	—	19,649	(26,784)	(12,417)	4,313
Adjustments to net assets allocated to contracts in payment period	—	(12,712)	(24,054)	(37,136)	(3,349)
Contract charges	(3,214)	(84,472)	(49,778)	(47,665)	(5,197)
Contract terminations:
Surrender benefits	(411,381)	(7,466,632)	(12,348,586)	(7,739,854)	(777,078)
Death benefits	(157,814)	(879,320)	(2,279,356)	(926,439)	(83,815)
Increase (decrease) from transactions	(190,625)	(8,115,027)	(4,106,102)	(6,092,390)	(720,828)
Net assets at beginning of year	9,303,318	66,348,042	148,094,621	71,873,556	9,732,846
Net assets at end of year	$9,957,779	$60,905,600	$178,729,992	$74,116,179	$9,496,574

Accumulation unit activity
Units outstanding at beginning of year	7,078,468	39,260,898	25,046,146	19,454,525	3,352,136
Units purchased	390,954	569,477	2,854,819	871,528	179,318
Units redeemed	(540,288)	(5,175,411)	(3,044,526)	(2,336,447)	(412,901)
Units outstanding at end of year	6,929,134	34,654,964	24,856,439	17,989,606	3,118,553

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

44	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III	BlackRock Adv SMID Cap VI, Cl III
Operations
Investment income (loss) — net	$92,070	$(368,393)	$(753,845)	$1,432,188	$11,432
Net realized gain (loss) on sales of investments	389,730	991,720	(1,676,248)	2,210,877	50,998
Distributions from capital gains	1,291,943	4,078,131	—	1,565,588	—
Net change in unrealized appreciation (depreciation) of investments	894,102	668,033	14,326,598	10,949,201	154,495
Net increase (decrease) in net assets resulting from operations	2,667,845	5,369,491	11,896,505	16,157,854	216,925

Contract transactions
Contract purchase payments	71,516	229,095	2,479,349	1,316,226	642,244
Net transfers(1)	(86,787)	(2,219,989)	(3,087,568)	(528,005)	(134,641)
Transfers for policy loans	15,585	960	20,638	18,900	—
Adjustments to net assets allocated to contracts in payment period	(147,637)	(11,696)	(10,571)	(27,681)	—
Contract charges	(12,446)	(25,086)	(31,664)	(20,405)	(773)
Contract terminations:
Surrender benefits	(1,913,779)	(4,361,234)	(6,274,863)	(4,172,182)	(34,129)
Death benefits	(324,121)	(366,306)	(1,075,592)	(564,293)	(45,506)
Increase (decrease) from transactions	(2,397,669)	(6,754,256)	(7,980,271)	(3,977,440)	427,195
Net assets at beginning of year	20,061,739	41,207,583	70,724,257	43,193,069	1,730,055
Net assets at end of year	$20,331,915	$39,822,818	$74,640,491	$55,373,483	$2,374,175

Accumulation unit activity
Units outstanding at beginning of year	5,573,609	8,453,976	18,920,492	34,441,661	1,528,855
Units purchased	23,097	45,517	654,255	1,729,647	653,310
Units redeemed	(614,403)	(1,348,242)	(2,622,024)	(4,442,605)	(283,886)
Units outstanding at end of year	4,982,303	7,151,251	16,952,723	31,728,703	1,898,279

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	45

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	BlackRock Global Alloc, Cl III	BNY Mellon Sus US Eq, Serv	Calvert VP SRI Bal, Cl F	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Operations
Investment income (loss) — net	$(190,911)	$(19,682)	$17,717	$195,228	$(132,723)
Net realized gain (loss) on sales of investments	(729,491)	67,992	33,041	534,181	79,041
Distributions from capital gains	6,304,242	22,193	38,065	404,643	445,104
Net change in unrealized appreciation (depreciation) of investments	285,867	639,567	198,953	2,724,904	93,764
Net increase (decrease) in net assets resulting from operations	5,669,707	710,070	287,776	3,858,956	485,186

Contract transactions
Contract purchase payments	1,847,324	219,398	822,021	161,640	109,569
Net transfers(1)	425,562	27,564	106,106	850,832	(461,710)
Transfers for policy loans	(2,055)	—	(12,454)	2,800	(1,165)
Adjustments to net assets allocated to contracts in payment period	(75,199)	—	—	(5,181)	(4,383)
Contract charges	(27,650)	(149)	(1,396)	(17,904)	(11,689)
Contract terminations:
Surrender benefits	(6,962,951)	(5,465)	(156,592)	(1,582,810)	(1,957,827)
Death benefits	(1,796,459)	—	—	(490,853)	(104,819)
Increase (decrease) from transactions	(6,591,428)	241,348	757,685	(1,081,476)	(2,432,024)
Net assets at beginning of year	74,396,000	2,990,068	1,433,205	21,222,271	15,058,157
Net assets at end of year	$73,474,279	$3,941,486	$2,478,666	$23,999,751	$13,111,319

Accumulation unit activity
Units outstanding at beginning of year	44,971,391	2,646,827	1,314,828	7,788,387	4,264,712
Units purchased	2,633,802	352,692	782,738	334,654	65,921
Units redeemed	(6,406,886)	(172,464)	(166,611)	(696,459)	(744,940)
Units outstanding at end of year	41,198,307	2,827,055	1,930,955	7,426,582	3,585,693

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

46	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Bal, Cl 2	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2
Operations
Investment income (loss) — net	$(1,248,004)	$(6,203,458)	$396,784	$(1,759,568)	$(642,863)
Net realized gain (loss) on sales of investments	986,924	38,328,102	(1,174,806)	11,855,303	4,167,660
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	14,255,922	41,222,318	1,708,788	22,476,459	9,155,799
Net increase (decrease) in net assets resulting from operations	13,994,842	73,346,962	930,766	32,572,194	12,680,596

Contract transactions
Contract purchase payments	42,336,517	3,983,420	309,635	10,992,425	3,798,395
Net transfers(1)	4,876,891	31,522,862	(602,895)	7,963,530	(1,218,639)
Transfers for policy loans	(24,856)	(9,407)	919	(20,114)	5,622
Adjustments to net assets allocated to contracts in payment period	—	(912,983)	—	(51,252)	—
Contract charges	(334,402)	(275,338)	(5,076)	(149,340)	(42,334)
Contract terminations:
Surrender benefits	(5,791,651)	(62,018,908)	(865,346)	(15,211,386)	(3,500,500)
Death benefits	(1,766,685)	(13,786,233)	(216,793)	(1,518,324)	(906,947)
Increase (decrease) from transactions	39,295,814	(41,496,587)	(1,379,556)	2,005,539	(1,864,403)
Net assets at beginning of year	95,274,299	568,979,468	16,349,991	149,160,986	52,063,907
Net assets at end of year	$148,564,955	$600,829,843	$15,901,201	$183,738,719	$62,880,100

Accumulation unit activity
Units outstanding at beginning of year	91,068,589	177,388,512	21,658,120	45,709,385	11,159,964
Units purchased	41,781,029	11,979,838	778,360	5,943,829	1,005,366
Units redeemed	(7,559,517)	(23,946,097)	(2,568,328)	(5,404,334)	(1,249,864)
Units outstanding at end of year	125,290,101	165,422,253	19,868,152	46,248,880	10,915,466

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	47

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2
Operations
Investment income (loss) — net	$(3,706,605)	$(1,157,487)	$(3,512,151)	$373,519	$(16,833)
Net realized gain (loss) on sales of investments	38,258,997	5,348,810	39,455,253	(253,973)	(3,359,372)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	45,098,081	9,258,358	13,398,052	347,964	5,447,795
Net increase (decrease) in net assets resulting from operations	79,650,473	13,449,681	49,341,154	467,510	2,071,590

Contract transactions
Contract purchase payments	2,033,016	7,775,720	2,034,271	265,252	1,510,654
Net transfers(1)	(3,609,747)	(76,127)	(5,319,822)	368,439	(1,578,545)
Transfers for policy loans	91,475	6,566	7,968	1,426	(39,453)
Adjustments to net assets allocated to contracts in payment period	(619,445)	(6,691)	(84,959)	—	—
Contract charges	(286,940)	(59,778)	(263,713)	(3,827)	(33,064)
Contract terminations:
Surrender benefits	(36,594,194)	(8,210,598)	(42,857,224)	(847,240)	(3,141,533)
Death benefits	(6,039,222)	(1,808,854)	(5,780,605)	(121,294)	(652,590)
Increase (decrease) from transactions	(45,025,057)	(2,379,762)	(52,264,084)	(337,244)	(3,934,531)
Net assets at beginning of year	339,235,922	98,976,248	365,623,888	9,458,091	47,968,832
Net assets at end of year	$373,861,338	$110,046,167	$362,700,958	$9,588,357	$46,105,891

Accumulation unit activity
Units outstanding at beginning of year	87,846,417	33,216,795	93,884,096	9,314,719	38,480,921
Units purchased	673,318	4,037,739	515,872	829,223	1,359,837
Units redeemed	(11,015,316)	(4,473,867)	(12,852,642)	(1,166,977)	(4,316,452)
Units outstanding at end of year	77,504,419	32,780,667	81,547,326	8,976,965	35,524,306

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

48	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3
Operations
Investment income (loss) — net	$116,015	$186,093	$1,023,895	$5,306,931	$5,188,233
Net realized gain (loss) on sales of investments	(3,337,176)	(203,242)	(1,935,610)	—	331
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	6,156,371	222,312	1,860,596	—	(331)
Net increase (decrease) in net assets resulting from operations	2,935,210	205,163	948,881	5,306,931	5,188,233

Contract transactions
Contract purchase payments	598,134	837,221	161,048	25,592,927	1,468,206
Net transfers(1)	(1,635,209)	729,428	633,467	(2,138,794)	45,649,107
Transfers for policy loans	14,209	1,379	10,454	20,900	125,473
Adjustments to net assets allocated to contracts in payment period	(12,661)	(512)	(25,811)	(980)	(76,177)
Contract charges	(72,551)	(2,031)	(68,540)	(88,315)	(113,757)
Contract terminations:
Surrender benefits	(7,272,092)	(770,792)	(4,690,191)	(22,162,631)	(26,342,803)
Death benefits	(551,434)	(95,588)	(1,076,505)	(5,076,502)	(2,797,741)
Increase (decrease) from transactions	(8,931,604)	699,105	(5,056,078)	(3,853,395)	17,912,308
Net assets at beginning of year	68,435,453	8,915,120	44,431,393	148,909,861	126,337,957
Net assets at end of year	$62,439,059	$9,819,388	$40,324,196	$150,363,397	$149,438,498

Accumulation unit activity
Units outstanding at beginning of year	28,395,940	9,371,704	28,566,883	157,214,722	112,497,377
Units purchased	305,909	1,669,498	673,199	30,978,932	41,910,003
Units redeemed	(3,950,286)	(938,722)	(3,762,747)	(35,191,469)	(25,668,545)
Units outstanding at end of year	24,751,563	10,102,480	25,477,335	153,002,185	128,738,835

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	49

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2
Operations
Investment income (loss) — net	$2,299,329	$5,318,490	$1,178,963	$3,086,007	$2,761,646
Net realized gain (loss) on sales of investments	(494,431)	(1,213,019)	(592,625)	(2,548,431)	(1,415,923)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	958,915	2,309,965	627,281	2,778,946	(951,935)
Net increase (decrease) in net assets resulting from operations	2,763,813	6,415,436	1,213,619	3,316,522	393,788

Contract transactions
Contract purchase payments	4,056,101	609,178	2,159,400	312,369	6,726,881
Net transfers(1)	2,482,132	915,544	1,013,611	1,532,536	11,124,888
Transfers for policy loans	1,683	11,942	677	10,467	(4,213)
Adjustments to net assets allocated to contracts in payment period	—	(220,131)	—	(39,175)	(4,284)
Contract charges	(12,942)	(70,383)	(7,447)	(102,440)	(67,191)
Contract terminations:
Surrender benefits	(4,822,915)	(13,001,597)	(2,438,817)	(7,947,481)	(5,559,109)
Death benefits	(665,134)	(2,602,694)	(638,762)	(1,592,210)	(1,049,776)
Increase (decrease) from transactions	1,038,925	(14,358,141)	88,662	(7,825,934)	11,167,196
Net assets at beginning of year	48,186,955	115,279,948	26,797,408	71,590,409	72,989,491
Net assets at end of year	$51,989,693	$107,337,243	$28,099,689	$67,080,997	$84,550,475

Accumulation unit activity
Units outstanding at beginning of year	26,479,958	38,417,330	15,261,678	29,010,653	60,739,026
Units purchased	4,440,596	735,714	2,001,573	820,366	14,941,597
Units redeemed	(3,777,654)	(5,254,210)	(1,949,922)	(3,920,483)	(5,792,359)
Units outstanding at end of year	27,142,900	33,898,834	15,313,329	25,910,536	69,888,264

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

50	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 2	Col VP Lg Cap Index, Cl 3
Operations
Investment income (loss) — net	$7,752,231	$(1,483,441)	$(1,263,050)	$(1,435,175)	$(5,881,772)
Net realized gain (loss) on sales of investments	(6,136,314)	8,514,555	16,940,579	2,973,451	49,678,821
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	161,954	27,597,955	21,916,928	24,836,913	74,659,021
Net increase (decrease) in net assets resulting from operations	1,777,871	34,629,069	37,594,457	26,375,189	118,456,070

Contract transactions
Contract purchase payments	1,067,635	12,519,423	840,451	51,861,961	4,025,593
Net transfers(1)	11,789,436	(423,983)	792,625	3,805,191	3,357,442
Transfers for policy loans	27,324	16,631	3,029	(57,770)	(101,493)
Adjustments to net assets allocated to contracts in payment period	(81,645)	—	24,360	—	(240,458)
Contract charges	(252,185)	(129,036)	(101,134)	(108,279)	(243,604)
Contract terminations:
Surrender benefits	(24,318,538)	(7,965,087)	(16,503,988)	(3,626,400)	(54,257,655)
Death benefits	(4,919,871)	(1,310,913)	(2,146,798)	(4,767,828)	(11,066,160)
Increase (decrease) from transactions	(16,687,844)	2,707,035	(17,091,455)	47,106,875	(58,526,335)
Net assets at beginning of year	216,758,064	115,305,697	131,653,462	101,414,952	528,873,895
Net assets at end of year	$201,848,091	$152,641,801	$152,156,464	$174,897,016	$588,803,630

Accumulation unit activity
Units outstanding at beginning of year	119,387,992	21,126,775	38,438,479	88,752,646	132,544,707
Units purchased	7,206,781	2,786,177	466,973	47,434,053	3,599,181
Units redeemed	(16,377,119)	(1,932,540)	(4,794,611)	(11,881,045)	(16,186,810)
Units outstanding at end of year	110,217,654	21,980,412	34,110,841	124,305,654	119,957,078

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	51

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Eq, Cl 2
Operations
Investment income (loss) — net	$2,068,832	$368,682	$1,143,049	$1,666,571	$(41,067)
Net realized gain (loss) on sales of investments	16,275	(1,295,477)	50,585	663,843	47,280
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	688,130	(57,419)	(393,855)	(1,060,522)	717,679
Net increase (decrease) in net assets resulting from operations	2,773,237	(984,214)	799,779	1,269,892	723,892

Contract transactions
Contract purchase payments	10,907,121	1,493,276	2,105,007	455,264	1,228,183
Net transfers(1)	4,630,141	1,081,088	104,350	548,329	(35,345)
Transfers for policy loans	422	57	(8,924)	25,038	—
Adjustments to net assets allocated to contracts in payment period	(2,806)	(6,667)	(9,848)	87,314	—
Contract charges	(71,116)	(4,616)	(36,698)	(31,519)	(2,447)
Contract terminations:
Surrender benefits	(8,495,520)	(1,373,463)	(2,545,550)	(5,459,779)	(46,535)
Death benefits	(2,505,023)	(431,676)	(718,769)	(792,465)	—
Increase (decrease) from transactions	4,463,219	757,999	(1,110,432)	(5,167,818)	1,143,856
Net assets at beginning of year	74,957,685	15,001,757	36,444,624	51,119,688	2,785,156
Net assets at end of year	$82,194,141	$14,775,542	$36,133,971	$47,221,762	$4,652,904

Accumulation unit activity
Units outstanding at beginning of year	66,869,288	14,702,754	20,025,515	27,310,543	2,393,486
Units purchased	17,857,856	2,577,000	1,736,079	714,484	1,018,919
Units redeemed	(14,008,819)	(1,964,205)	(2,104,079)	(3,420,341)	(150,902)
Units outstanding at end of year	70,718,325	15,315,549	19,657,515	24,604,686	3,261,503

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

52	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 2
Operations
Investment income (loss) — net	$(753,037)	$(393,375)	$(434,444)	$(719,754)	$(473,398)
Net realized gain (loss) on sales of investments	3,151,098	4,159,923	2,003,841	7,621,535	2,576,449
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	4,920,913	1,026,839	6,371,063	7,326,062	2,351,938
Net increase (decrease) in net assets resulting from operations	7,318,974	4,793,387	7,940,460	14,227,843	4,454,989

Contract transactions
Contract purchase payments	4,641,373	312,365	3,678,921	400,864	2,509,178
Net transfers(1)	(1,480,592)	(2,483,274)	(129,696)	(452,564)	(462,652)
Transfers for policy loans	(17,274)	2,806	(12,184)	8,147	(589)
Adjustments to net assets allocated to contracts in payment period	—	(14,534)	(1,957)	(39,358)	(3,727)
Contract charges	(51,152)	(23,530)	(30,362)	(37,591)	(29,878)
Contract terminations:
Surrender benefits	(4,608,453)	(5,503,321)	(2,543,339)	(7,929,013)	(3,512,297)
Death benefits	(1,452,018)	(863,048)	(712,121)	(1,175,954)	(704,114)
Increase (decrease) from transactions	(2,968,116)	(8,572,536)	249,262	(9,225,469)	(2,204,079)
Net assets at beginning of year	66,072,357	43,541,784	35,128,973	67,844,121	40,997,953
Net assets at end of year	$70,423,215	$39,762,635	$43,318,695	$72,846,495	$43,248,863

Accumulation unit activity
Units outstanding at beginning of year	17,249,459	11,453,982	10,620,277	18,489,667	11,612,222
Units purchased	1,475,377	80,051	1,353,731	194,358	900,600
Units redeemed	(2,076,243)	(2,155,654)	(1,170,939)	(2,430,614)	(1,413,538)
Units outstanding at end of year	16,648,593	9,378,379	10,803,069	16,253,411	11,099,284

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	53

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Sel Gbl Tech, Cl 2	Col VP Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$(376,451)	$(298,495)	$(257,567)	$(134,842)	$(9,231)
Net realized gain (loss) on sales of investments	4,001,242	1,074,532	2,622,608	399,097	16,165
Distributions from capital gains	—	—	—	930,569	94,086
Net change in unrealized appreciation (depreciation) of investments	770,650	2,315,043	1,131,275	1,771,961	52,246
Net increase (decrease) in net assets resulting from operations	4,395,441	3,091,080	3,496,316	2,966,785	153,266

Contract transactions
Contract purchase payments	243,282	1,311,643	209,362	8,725,812	661,180
Net transfers(1)	(858,914)	2,180	(566,250)	602,885	165,661
Transfers for policy loans	(1,937)	(2,922)	(19,646)	(6,298)	—
Adjustments to net assets allocated to contracts in payment period	56,476	(382)	(9,102)	—	—
Contract charges	(27,424)	(21,941)	(20,674)	(3,268)	(376)
Contract terminations:
Surrender benefits	(4,234,660)	(2,025,022)	(3,313,073)	(245,832)	(46,267)
Death benefits	(680,048)	(375,665)	(356,345)	(383,206)	(61,623)
Increase (decrease) from transactions	(5,503,225)	(1,112,109)	(4,075,728)	8,690,093	718,575
Net assets at beginning of year	40,179,259	25,204,928	29,240,268	7,656,796	1,595,099
Net assets at end of year	$39,071,475	$27,183,899	$28,660,856	$19,313,674	$2,466,940

Accumulation unit activity
Units outstanding at beginning of year	10,964,412	7,937,035	6,967,188	6,245,474	1,342,273
Units purchased	71,299	725,977	50,391	8,162,369	688,943
Units redeemed	(1,486,297)	(967,458)	(981,702)	(1,833,126)	(100,487)
Units outstanding at end of year	9,549,414	7,695,554	6,035,877	12,574,717	1,930,729

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

54	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 2
Operations
Investment income (loss) — net	$2,587,349	$239,267	$794,770	$224,792	$691,919
Net realized gain (loss) on sales of investments	(1,378,461)	(351,092)	(1,021,908)	(1,276,164)	(246,768)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,417,597	84,767	408,736	1,474,725	(335,103)
Net increase (decrease) in net assets resulting from operations	2,626,485	(27,058)	181,598	423,353	110,048

Contract transactions
Contract purchase payments	4,202,535	721,896	244,798	97,313	1,812,531
Net transfers(1)	5,552,777	(2,057,238)	462,888	(8,361)	3,650,704
Transfers for policy loans	(13,184)	(1,118)	11,968	5,504	—
Adjustments to net assets allocated to contracts in payment period	—	(3,228)	(19,276)	(34)	—
Contract charges	(16,614)	(18,099)	(24,721)	(6,441)	(41,970)
Contract terminations:
Surrender benefits	(7,019,151)	(942,799)	(4,762,248)	(1,223,369)	(788,382)
Death benefits	(1,062,465)	(310,124)	(679,543)	(94,937)	(249,467)
Increase (decrease) from transactions	1,643,898	(2,610,710)	(4,766,134)	(1,230,325)	4,383,416
Net assets at beginning of year	77,773,676	14,760,729	37,448,829	11,445,304	20,879,542
Net assets at end of year	$82,044,059	$12,122,961	$32,864,293	$10,638,332	$25,373,006

Accumulation unit activity
Units outstanding at beginning of year	62,275,813	14,811,065	28,406,351	18,489,807	18,390,468
Units purchased	8,492,964	1,418,989	663,147	409,207	4,798,284
Units redeemed	(7,226,866)	(4,144,981)	(4,281,765)	(2,363,402)	(950,054)
Units outstanding at end of year	63,541,911	12,085,073	24,787,733	16,535,612	22,238,698

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	55

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2	CTIVP MFS Val, Cl 2	CTIVP Prin Blue Chip Gro, Cl 1
Operations
Investment income (loss) — net	$127,363	$406,909	$288,223	$(892,659)	$(1,059,464)
Net realized gain (loss) on sales of investments	(1,254,421)	(3,310,462)	(943,887)	4,378,592	14,100,270
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	681,712	2,088,873	2,528,174	4,272,879	8,102,016
Net increase (decrease) in net assets resulting from operations	(445,346)	(814,680)	1,872,510	7,758,812	21,142,822

Contract transactions
Contract purchase payments	614,497	118,635	1,299,715	6,606,597	830,252
Net transfers(1)	(1,553,746)	113,912	(784,511)	1,798,581	(3,382,348)
Transfers for policy loans	813	14,330	2,115	(21,738)	(19,268)
Adjustments to net assets allocated to contracts in payment period	—	16,838	—	—	(3,601)
Contract charges	(4,018)	(124,975)	(7,214)	(55,959)	(88,801)
Contract terminations:
Surrender benefits	(1,617,513)	(4,217,151)	(1,762,123)	(5,228,279)	(15,131,202)
Death benefits	(322,491)	(1,279,690)	(378,068)	(1,671,416)	(1,507,912)
Increase (decrease) from transactions	(2,882,458)	(5,358,101)	(1,630,086)	1,427,786	(19,302,880)
Net assets at beginning of year	21,069,917	45,398,735	22,630,736	75,303,146	111,832,827
Net assets at end of year	$17,742,113	$39,225,954	$22,873,160	$84,489,744	$113,672,769

Accumulation unit activity
Units outstanding at beginning of year	17,709,544	30,733,916	10,611,230	21,938,945	41,831,487
Units purchased	609,333	441,504	656,031	3,190,851	282,784
Units redeemed	(3,043,378)	(4,109,114)	(1,359,864)	(2,745,588)	(6,780,709)
Units outstanding at end of year	15,275,499	27,066,306	9,907,397	22,384,208	35,333,562

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

56	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	CTIVP Prin Blue Chip Gro, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3
Operations
Investment income (loss) — net	$(644,412)	$(495,265)	$568,715	$(757,933)	$(408,925)
Net realized gain (loss) on sales of investments	3,898,898	1,978,755	(304,890)	3,645,676	3,602,435
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	7,354,326	2,907,196	(419,123)	2,720,226	562,246
Net increase (decrease) in net assets resulting from operations	10,608,812	4,390,686	(155,298)	5,607,969	3,755,756

Contract transactions
Contract purchase payments	3,884,105	1,511,163	1,585,490	4,739,972	297,348
Net transfers(1)	487,785	632,305	3,772,962	684,052	(243,997)
Transfers for policy loans	(20,193)	954	(43)	(3,543)	4,646
Adjustments to net assets allocated to contracts in payment period	—	(4,669)	—	—	(22,972)
Contract charges	(67,007)	(42,779)	(34,198)	(36,354)	(26,097)
Contract terminations:
Surrender benefits	(3,969,947)	(2,855,538)	(1,228,040)	(5,338,451)	(5,234,558)
Death benefits	(607,485)	(1,079,706)	(102,991)	(1,239,934)	(295,557)
Increase (decrease) from transactions	(292,742)	(1,838,270)	3,993,180	(1,194,258)	(5,521,187)
Net assets at beginning of year	53,450,643	42,260,439	19,441,798	66,317,706	43,663,617
Net assets at end of year	$63,766,713	$44,812,855	$23,279,680	$70,731,417	$41,898,186

Accumulation unit activity
Units outstanding at beginning of year	10,303,109	13,904,219	18,366,435	15,977,681	9,202,354
Units purchased	1,047,402	847,090	5,187,747	1,790,667	130,327
Units redeemed	(1,116,142)	(1,367,074)	(1,505,028)	(1,878,626)	(1,215,597)
Units outstanding at end of year	10,234,369	13,384,235	22,049,154	15,889,722	8,117,084

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	57

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP Westfield Sel Lg Cp Gr, Cl 2	CVT EAFE Intl Index, Cl F	CVT Nasdaq 100 Index, Cl F	CVT Russ 2000 Sm Cap Ind, Cl F
Operations
Investment income (loss) — net	$(320,093)	$(280,893)	$84,921	$(92,089)	$37,498
Net realized gain (loss) on sales of investments	2,596,008	722,327	58,617	329,459	92,559
Distributions from capital gains	—	—	—	1,254,779	173,163
Net change in unrealized appreciation (depreciation) of investments	2,168,361	5,424,960	(132,221)	1,559,184	282,331
Net increase (decrease) in net assets resulting from operations	4,444,276	5,866,394	11,317	3,051,333	585,551

Contract transactions
Contract purchase payments	1,811,750	728,283	1,724,756	11,043,889	5,265,563
Net transfers(1)	(1,222,804)	(2,497,728)	355,612	731,698	430,551
Transfers for policy loans	(2,751)	(7,457)	(418)	(683)	(691)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(20,656)	(21,943)	(1,980)	(5,075)	(4,255)
Contract terminations:
Surrender benefits	(2,553,591)	(1,685,440)	(58,411)	(299,742)	(131,872)
Death benefits	(609,894)	(241,289)	(408,188)	(266,278)	(518,600)
Increase (decrease) from transactions	(2,597,946)	(3,725,574)	1,611,371	11,203,809	5,040,696
Net assets at beginning of year	29,091,718	24,647,273	3,179,759	9,295,341	4,725,698
Net assets at end of year	$30,938,048	$26,788,093	$4,802,447	$23,550,483	$10,351,945

Accumulation unit activity
Units outstanding at beginning of year	7,552,699	6,283,350	2,801,182	7,194,537	4,331,815
Units purchased	568,308	179,606	1,973,502	9,295,234	5,752,811
Units redeemed	(1,159,466)	(1,027,370)	(622,121)	(1,745,552)	(1,443,471)
Units outstanding at end of year	6,961,541	5,435,586	4,152,563	14,744,219	8,641,155

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

58	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Emer Mkts, Serv Cl 2	Fid VIP Energy, Serv Cl 2
Operations
Investment income (loss) — net	$359,169	$5,440,176	$(5,725,869)	$6,684	$29,863
Net realized gain (loss) on sales of investments	(141,734)	(678,405)	32,417,282	79,913	33,004
Distributions from capital gains	9,195	—	72,032,556	—	—
Net change in unrealized appreciation (depreciation) of investments	436,082	347,882	59,313,515	83,672	(4,938)
Net increase (decrease) in net assets resulting from operations	662,712	5,109,653	158,037,484	170,269	57,929

Contract transactions
Contract purchase payments	755,512	2,299,802	24,474,464	534,363	540,039
Net transfers(1)	268,235	(1,789,752)	(833,368)	(13,466)	(11,060)
Transfers for policy loans	4,336	7,677	(29,993)	—	(321)
Adjustments to net assets allocated to contracts in payment period	(1,587)	(31,901)	(184,106)	—	—
Contract charges	(6,790)	(56,957)	(248,002)	(964)	(2,194)
Contract terminations:
Surrender benefits	(1,705,111)	(8,135,126)	(62,501,380)	(28,060)	(84,603)
Death benefits	(210,788)	(1,540,762)	(9,503,982)	(51,583)	(20,189)
Increase (decrease) from transactions	(896,193)	(9,247,019)	(48,826,367)	440,290	421,672
Net assets at beginning of year	16,054,702	80,842,234	507,551,284	1,892,985	2,295,218
Net assets at end of year	$15,821,221	$76,704,868	$616,762,401	$2,503,544	$2,774,819

Accumulation unit activity
Units outstanding at beginning of year	13,734,431	50,309,582	123,150,326	1,829,144	1,982,168
Units purchased	1,049,203	2,115,182	8,477,793	823,120	577,282
Units redeemed	(1,787,042)	(7,524,371)	(16,541,396)	(425,140)	(230,803)
Units outstanding at end of year	12,996,592	44,900,393	115,086,723	2,227,124	2,328,647

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	59

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Serv Cl 2	Fid VIP Intl Cap Appr, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2
Operations
Investment income (loss) — net	$209,772	$406,385	$(177,258)	$(14,874)	$354,875
Net realized gain (loss) on sales of investments	2,743,588	5,357,337	444,520	130,100	15,228
Distributions from capital gains	2,782,505	7,241,346	—	—	—
Net change in unrealized appreciation (depreciation) of investments	2,377,045	6,708,229	4,551,818	122,941	(336,484)
Net increase (decrease) in net assets resulting from operations	8,112,910	19,713,297	4,819,080	238,167	33,619

Contract transactions
Contract purchase payments	293,257	5,300,628	12,197,534	3,933,099	6,010,951
Net transfers(1)	(172,022)	(1,708,560)	444,797	332,646	2,236,249
Transfers for policy loans	32,296	(34,347)	—	2,468	(2,246)
Adjustments to net assets allocated to contracts in payment period	47,251	(77,358)	—	—	—
Contract charges	(8,314)	(71,332)	(7,282)	(1,349)	(2,834)
Contract terminations:
Surrender benefits	(4,972,804)	(9,341,113)	(404,759)	(182,316)	(362,060)
Death benefits	(854,469)	(1,170,579)	(32,383)	(41,689)	(58,905)
Increase (decrease) from transactions	(5,634,805)	(7,102,661)	12,197,907	4,042,859	7,821,155
Net assets at beginning of year	40,195,370	96,518,762	8,689,130	3,797,974	7,861,681
Net assets at end of year	$42,673,475	$109,129,398	$25,706,117	$8,079,000	$15,716,455

Accumulation unit activity
Units outstanding at beginning of year	10,014,343	23,415,642	7,195,876	3,267,096	7,882,190
Units purchased	71,867	2,221,681	9,289,528	3,966,719	8,331,506
Units redeemed	(1,327,353)	(2,894,218)	(966,075)	(731,693)	(528,282)
Units outstanding at end of year	8,758,857	22,743,105	15,519,329	6,502,122	15,685,414

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

60	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2
Operations
Investment income (loss) — net	$(253,515)	$(2,197,886)	$74,637	$208,381	$4,747,521
Net realized gain (loss) on sales of investments	1,922,959	7,173,150	363,401	1,439,699	(1,024,581)
Distributions from capital gains	8,191,569	47,308,274	445,533	1,969,697	—
Net change in unrealized appreciation (depreciation) of investments	(146,038)	262,410	(491,691)	(2,023,394)	4,168,958
Net increase (decrease) in net assets resulting from operations	9,714,975	52,545,948	391,880	1,594,383	7,891,898

Contract transactions
Contract purchase payments	261,792	10,082,303	60,395	352,754	9,342,290
Net transfers(1)	(1,238,735)	(1,451,775)	626,415	4,017,968	25,373,325
Transfers for policy loans	13,024	(14,789)	(2,433)	4,823	(13,524)
Adjustments to net assets allocated to contracts in payment period	(5,976)	(156,246)	(4,629)	19,527	(68,892)
Contract charges	(13,756)	(249,667)	(1,950)	(28,788)	(53,631)
Contract terminations:
Surrender benefits	(6,329,029)	(35,368,681)	(1,025,536)	(4,674,856)	(16,797,224)
Death benefits	(672,834)	(5,451,609)	(148,133)	(336,487)	(2,888,233)
Increase (decrease) from transactions	(7,985,514)	(32,610,464)	(495,871)	(645,059)	14,894,111
Net assets at beginning of year	62,092,008	337,242,419	9,498,088	40,197,551	162,986,893
Net assets at end of year	$63,821,469	$357,177,903	$9,394,097	$41,146,875	$185,772,902

Accumulation unit activity
Units outstanding at beginning of year	5,939,292	65,758,963	4,138,976	16,513,637	134,873,909
Units purchased	23,792	2,624,794	285,771	1,781,071	28,093,961
Units redeemed	(724,191)	(8,387,593)	(486,353)	(1,959,433)	(16,165,071)
Units outstanding at end of year	5,238,893	59,996,164	3,938,394	16,335,275	146,802,799

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	61

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Inc, Cl 4	Frank Mutual Gbl Dis, Cl 4	Frank Mutual Shares, Cl 2
Operations
Investment income (loss) — net	$416,175	$2,481,070	$381,857	$3,988	$609,928
Net realized gain (loss) on sales of investments	(1,967,355)	(562,885)	8,307	1,226	(255,170)
Distributions from capital gains	—	256,069	38,900	44,199	1,268,270
Net change in unrealized appreciation (depreciation) of investments	1,015,447	1,370,654	12,494	(32,473)	4,555,926
Net increase (decrease) in net assets resulting from operations	(535,733)	3,544,908	441,558	16,940	6,178,954

Contract transactions
Contract purchase payments	384,532	350,372	3,394,340	100,282	424,064
Net transfers(1)	133,634	2,329,764	2,857,675	12,777	(1,575,618)
Transfers for policy loans	25,334	9,122	—	—	23,444
Adjustments to net assets allocated to contracts in payment period	(22,489)	(15,946)	—	—	30,137
Contract charges	(36,321)	(25,010)	(1,820)	(102)	(35,110)
Contract terminations:
Surrender benefits	(4,311,364)	(5,864,358)	(460,937)	(5,489)	(6,269,607)
Death benefits	(599,115)	(1,313,548)	(142,127)	(7,188)	(988,422)
Increase (decrease) from transactions	(4,425,789)	(4,529,604)	5,647,131	100,280	(8,391,112)
Net assets at beginning of year	46,208,752	60,747,282	6,033,903	496,473	62,314,708
Net assets at end of year	$41,247,230	$59,762,586	$12,122,592	$613,693	$60,102,550

Accumulation unit activity
Units outstanding at beginning of year	19,107,484	38,683,322	5,804,751	420,971	23,727,834
Units purchased	535,698	3,114,120	5,909,979	92,862	181,816
Units redeemed	(2,198,347)	(5,970,367)	(725,629)	(11,290)	(3,151,943)
Units outstanding at end of year	17,444,835	35,827,075	10,989,101	502,543	20,757,707

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

62	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	Frank Sm Cap Val, Cl 2	Frank Sm Cap Val, Cl 4	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Multi-Strategy Alt, Serv
Operations
Investment income (loss) — net	$(43,906)	$(10,938)	$123,385	$138,850	$30,443
Net realized gain (loss) on sales of investments	(1,044,373)	21,205	1,493,445	(22,481)	572
Distributions from capital gains	2,596,381	80,915	5,954,818	—	—
Net change in unrealized appreciation (depreciation) of investments	9,878,323	274,331	3,953,693	71,972	(4,619)
Net increase (decrease) in net assets resulting from operations	11,386,425	365,513	11,525,341	188,341	26,396

Contract transactions
Contract purchase payments	601,798	1,515,422	461,018	42,285	405,796
Net transfers(1)	(2,158,681)	225,057	(2,140,727)	180,996	156,621
Transfers for policy loans	11,083	—	18,391	98	—
Adjustments to net assets allocated to contracts in payment period	65,097	—	(77,678)	(264)	—
Contract charges	(55,080)	(601)	(95,160)	(2,981)	(304)
Contract terminations:
Surrender benefits	(12,300,002)	(214,788)	(11,833,015)	(569,918)	(33,245)
Death benefits	(1,128,319)	(92,691)	(1,210,830)	(197,495)	—
Increase (decrease) from transactions	(14,964,104)	1,432,399	(14,878,001)	(547,279)	528,868
Net assets at beginning of year	114,080,355	3,128,554	106,603,285	9,647,383	1,078,097
Net assets at end of year	$110,502,676	$4,926,466	$103,250,625	$9,288,445	$1,633,361

Accumulation unit activity
Units outstanding at beginning of year	22,656,414	2,838,789	13,863,863	9,707,552	1,051,947
Units purchased	201,104	1,579,911	61,183	508,894	539,111
Units redeemed	(3,332,899)	(370,401)	(1,873,259)	(1,056,894)	(31,735)
Units outstanding at end of year	19,524,619	4,048,299	12,051,787	9,159,552	1,559,323

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	63

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT Sm Cap Eq Insights, Serv	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Operations
Investment income (loss) — net	$6,394	$1,146	$(250,369)	$(120,996)	$(393,471)
Net realized gain (loss) on sales of investments	63,000	22,136	4,846,320	633,405	2,012,582
Distributions from capital gains	399,162	197,638	13,502,553	—	—
Net change in unrealized appreciation (depreciation) of investments	353,411	(5,564)	5,706,489	3,668,159	11,105,866
Net increase (decrease) in net assets resulting from operations	821,967	215,356	23,804,993	4,180,568	12,724,977

Contract transactions
Contract purchase payments	32,616	1,496,325	285,268	54,012	141,561
Net transfers(1)	127,074	24,622	(4,024,914)	(289,483)	(3,188,838)
Transfers for policy loans	788	—	(15,347)	2,073	7,771
Adjustments to net assets allocated to contracts in payment period	(2,640)	—	(87,486)	(2,604)	714
Contract charges	(1,146)	(999)	(131,772)	(3,959)	(110,536)
Contract terminations:
Surrender benefits	(448,422)	(23,667)	(10,394,134)	(1,886,887)	(4,819,368)
Death benefits	(39,775)	(13,353)	(1,761,881)	(69,655)	(1,029,457)
Increase (decrease) from transactions	(331,505)	1,482,928	(16,130,266)	(2,196,503)	(8,998,153)
Net assets at beginning of year	4,602,374	1,007,890	93,869,613	13,220,081	41,826,767
Net assets at end of year	$5,092,836	$2,706,174	$101,544,340	$15,204,146	$45,553,591

Accumulation unit activity
Units outstanding at beginning of year	901,219	902,304	23,461,140	3,516,542	11,541,446
Units purchased	29,227	1,407,452	112,607	12,595	38,042
Units redeemed	(86,245)	(246,995)	(3,630,351)	(507,341)	(2,151,312)
Units outstanding at end of year	844,201	2,062,761	19,943,396	3,021,796	9,428,176

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

64	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Plus Bond, Ser II	Invesco VI Dis Mid Cap Gro, Ser I
Operations
Investment income (loss) — net	$1,329,967	$576,744	$(420,526)	$177,432	$(147,716)
Net realized gain (loss) on sales of investments	(890,777)	4,015,262	1,776,956	24,078	(71,333)
Distributions from capital gains	—	6,938,696	6,063,473	—	—
Net change in unrealized appreciation (depreciation) of investments	342,932	1,298,638	8,169,956	(133,924)	3,772,817
Net increase (decrease) in net assets resulting from operations	782,122	12,829,340	15,589,859	67,586	3,553,768

Contract transactions
Contract purchase payments	977,995	2,502,946	266,723	2,951,766	90,839
Net transfers(1)	(1,338,982)	(853,466)	(456,004)	468,288	5,511
Transfers for policy loans	815	5,771	21,395	—	1,546
Adjustments to net assets allocated to contracts in payment period	(21,218)	12,348	(245,930)	—	(11,197)
Contract charges	(10,804)	(180,998)	(26,270)	(892)	(8,137)
Contract terminations:
Surrender benefits	(2,713,066)	(10,529,727)	(7,005,238)	(119,887)	(1,652,855)
Death benefits	(423,468)	(1,918,117)	(984,793)	(18,973)	(179,974)
Increase (decrease) from transactions	(3,528,728)	(10,961,243)	(8,430,117)	3,280,302	(1,754,267)
Net assets at beginning of year	29,097,573	95,815,925	67,843,906	3,735,421	15,944,650
Net assets at end of year	$26,350,967	$97,684,022	$75,003,648	$7,083,309	$17,744,151

Accumulation unit activity
Units outstanding at beginning of year	22,516,307	25,313,582	12,684,044	3,781,537	11,608,475
Units purchased	783,680	885,130	48,064	3,689,256	152,474
Units redeemed	(3,417,718)	(3,385,495)	(1,408,336)	(418,358)	(1,272,391)
Units outstanding at end of year	19,882,269	22,813,217	11,323,772	7,052,435	10,488,558

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	65

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI EQV Intl Eq, Ser II	Invesco VI Global, Ser II
Operations
Investment income (loss) — net	$(102,137)	$170,370	$56,920	$218,649	$(1,285,518)
Net realized gain (loss) on sales of investments	(184,506)	343,137	164,228	611,531	1,348,186
Distributions from capital gains	—	695,432	370,386	190,831	7,673,292
Net change in unrealized appreciation (depreciation) of investments	2,483,478	845,085	459,332	(1,097,519)	9,859,143
Net increase (decrease) in net assets resulting from operations	2,196,835	2,054,024	1,050,866	(76,508)	17,595,103

Contract transactions
Contract purchase payments	64,206	105,162	68,962	293,518	2,659,302
Net transfers(1)	69,623	(421,520)	(53,681)	(323,938)	(1,601,929)
Transfers for policy loans	11,085	625	679	(2,158)	15,148
Adjustments to net assets allocated to contracts in payment period	—	(12,103)	(4,755)	(2,939)	1,618
Contract charges	(6,633)	(10,402)	(5,931)	(30,367)	(67,797)
Contract terminations:
Surrender benefits	(1,116,312)	(1,986,378)	(1,384,716)	(4,124,889)	(12,195,452)
Death benefits	(94,959)	(228,604)	(62,548)	(490,459)	(1,790,709)
Increase (decrease) from transactions	(1,072,990)	(2,553,220)	(1,441,990)	(4,681,232)	(12,979,819)
Net assets at beginning of year	10,147,822	17,682,948	9,457,235	38,320,571	123,101,871
Net assets at end of year	$11,271,667	$17,183,752	$9,066,111	$33,562,831	$127,717,155

Accumulation unit activity
Units outstanding at beginning of year	7,519,630	6,441,653	3,624,138	17,007,896	33,561,073
Units purchased	168,183	36,113	54,861	157,198	863,725
Units redeemed	(883,848)	(901,224)	(572,047)	(2,184,445)	(4,215,680)
Units outstanding at end of year	6,803,965	5,576,542	3,106,952	14,980,649	30,209,118

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

66	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Hlth, Ser II	Invesco VI Main St, Ser II	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I
Operations
Investment income (loss) — net	$2,063,456	$(298,755)	$(24,324)	$(1,045,761)	$(239,661)
Net realized gain (loss) on sales of investments	(2,437,444)	115,686	(50,267)	2,270,666	663,414
Distributions from capital gains	—	—	252,993	3,865,240	1,196,041
Net change in unrealized appreciation (depreciation) of investments	2,496,003	1,450,496	309,843	5,925,127	6,251,697
Net increase (decrease) in net assets resulting from operations	2,122,015	1,267,427	488,245	11,015,272	7,871,491

Contract transactions
Contract purchase payments	648,655	249,868	21,715	4,352,097	183,909
Net transfers(1)	1,991,275	(1,149,309)	(3,075)	4,336,395	179,606
Transfers for policy loans	10,694	(6,955)	—	(9,202)	(9,786)
Adjustments to net assets allocated to contracts in payment period	(51,007)	(26,061)	(2,057)	22,364	144,212
Contract charges	(149,023)	(17,916)	(1,346)	(46,330)	(32,581)
Contract terminations:
Surrender benefits	(11,542,887)	(3,997,944)	(208,323)	(9,124,882)	(2,960,211)
Death benefits	(2,623,650)	(369,155)	(14,403)	(1,299,430)	(332,770)
Increase (decrease) from transactions	(11,715,943)	(5,317,472)	(207,489)	(1,768,988)	(2,827,621)
Net assets at beginning of year	123,482,676	32,073,429	2,298,767	98,221,068	24,846,217
Net assets at end of year	$113,888,748	$28,023,384	$2,579,523	$107,467,352	$29,890,087

Accumulation unit activity
Units outstanding at beginning of year	78,192,377	10,054,430	1,306,838	23,472,165	7,330,076
Units purchased	1,906,670	88,234	82,192	2,103,976	143,611
Units redeemed	(9,338,248)	(1,605,196)	(190,367)	(2,590,851)	(906,353)
Units outstanding at end of year	70,760,799	8,537,468	1,198,663	22,985,290	6,567,334

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	67

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	Invesco VI Tech, Ser II	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Forty, Serv
Operations
Investment income (loss) — net	$(59,436)	$1,084,182	$(29,861)	$1,974,243	$(41,965)
Net realized gain (loss) on sales of investments	120,633	3,172,006	489,883	(1,076,069)	135,058
Distributions from capital gains	336,090	—	645,600	—	230,666
Net change in unrealized appreciation (depreciation) of investments	1,106,935	14,496,416	866,155	(561,998)	483,877
Net increase (decrease) in net assets resulting from operations	1,504,222	18,752,604	1,971,777	336,176	807,636

Contract transactions
Contract purchase payments	2,903,287	12,522,720	69,465	4,170,143	2,019,110
Net transfers(1)	231,133	6,493,166	(92,788)	8,069,302	356,294
Transfers for policy loans	(269)	(30,128)	16,354	(7,207)	—
Adjustments to net assets allocated to contracts in payment period	—	(118,527)	(7,200)	—	—
Contract charges	(1,449)	(47,267)	(3,832)	(16,419)	(2,253)
Contract terminations:
Surrender benefits	(82,086)	(10,301,774)	(1,833,920)	(5,602,310)	(52,091)
Death benefits	(27,601)	(3,190,405)	(63,932)	(626,381)	(49,829)
Increase (decrease) from transactions	3,023,015	5,327,785	(1,915,853)	5,987,128	2,271,231
Net assets at beginning of year	3,407,874	132,210,386	14,534,374	57,033,217	2,426,944
Net assets at end of year	$7,935,111	$156,290,775	$14,590,298	$63,356,521	$5,505,811

Accumulation unit activity
Units outstanding at beginning of year	2,929,383	89,611,176	4,827,986	54,461,244	2,031,176
Units purchased	2,755,277	13,260,269	71,913	11,737,572	2,077,467
Units redeemed	(535,192)	(9,768,741)	(664,104)	(6,070,454)	(471,275)
Units outstanding at end of year	5,149,468	93,102,704	4,235,795	60,128,362	3,637,368

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

68	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Emer Mkts Eq, Serv	Lazard Ret Global Dyn MA, Serv
Operations
Investment income (loss) — net	$(348,445)	$105,286	$(687,626)	$19,564	$(102,527)
Net realized gain (loss) on sales of investments	2,268,282	495,222	3,789,000	2,665	6,271
Distributions from capital gains	—	—	2,032,906	—	—
Net change in unrealized appreciation (depreciation) of investments	8,358,473	245,091	13,959,345	6,212	806,280
Net increase (decrease) in net assets resulting from operations	10,278,310	845,599	19,093,625	28,441	710,024

Contract transactions
Contract purchase payments	2,936,021	1,920,825	331,848	471,717	76,356
Net transfers(1)	715,092	1,878,140	(834,170)	85,466	(345,159)
Transfers for policy loans	8,391	(6,718)	8,259	—	(1,838)
Adjustments to net assets allocated to contracts in payment period	(24,409)	(116,351)	(9,943)	—	—
Contract charges	(14,923)	(9,776)	(51,194)	(204)	(3,390)
Contract terminations:
Surrender benefits	(4,166,798)	(1,604,385)	(5,615,324)	(13,660)	(578,539)
Death benefits	(188,659)	(171,043)	(842,989)	—	(549,338)
Increase (decrease) from transactions	(735,285)	1,890,692	(7,013,513)	543,319	(1,401,908)
Net assets at beginning of year	33,979,779	20,209,312	58,985,179	374,232	10,001,124
Net assets at end of year	$43,522,804	$22,945,603	$71,065,291	$945,992	$9,309,240

Accumulation unit activity
Units outstanding at beginning of year	9,594,714	10,521,447	15,162,546	331,539	6,833,551
Units purchased	1,410,593	2,271,543	212,200	579,885	74,031
Units redeemed	(1,137,404)	(911,045)	(1,682,732)	(122,007)	(987,863)
Units outstanding at end of year	9,867,903	11,881,945	13,692,014	789,417	5,919,719

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	69

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	Lord Abt Bond Debenture, Cl VC	Lord Abt Short Dur Inc, Cl VC	LVIP AC Intl, Serv Cl	LVIP AC Intl, Std Cl II	LVIP AC Mid Cap Val, Serv Cl
Operations
Investment income (loss) — net	$305,006	$458,883	$77,165	$46,563	$522,636
Net realized gain (loss) on sales of investments	4,358	4,746	275,191	87,815	254,763
Distributions from capital gains	—	—	—	—	1,780,581
Net change in unrealized appreciation (depreciation) of investments	(55,575)	(44,316)	(56,612)	(6,493)	176,601
Net increase (decrease) in net assets resulting from operations	253,789	419,313	295,744	127,885	2,734,581

Contract transactions
Contract purchase payments	3,181,621	3,899,936	336,193	38,974	1,246,921
Net transfers(1)	472,769	475,294	(33,758)	(179,942)	(1,442,389)
Transfers for policy loans	—	(4,775)	(4,879)	4,614	3,682
Adjustments to net assets allocated to contracts in payment period	—	—	(11,709)	(4,582)	(7,078)
Contract charges	(1,341)	(4,926)	(11,213)	(1,455)	(19,592)
Contract terminations:
Surrender benefits	(168,672)	(504,416)	(1,574,006)	(596,209)	(3,833,490)
Death benefits	(417,891)	(68,650)	(199,533)	(67,829)	(383,358)
Increase (decrease) from transactions	3,066,486	3,792,463	(1,498,905)	(806,429)	(4,435,304)
Net assets at beginning of year	3,235,814	8,706,875	16,815,760	6,221,353	38,655,066
Net assets at end of year	$6,556,089	$12,918,651	$15,612,599	$5,542,809	$36,954,343

Accumulation unit activity
Units outstanding at beginning of year	3,236,578	8,565,201	7,364,877	2,879,596	11,492,748
Units purchased	3,983,408	4,398,813	190,452	19,247	528,910
Units redeemed	(1,011,674)	(746,468)	(758,645)	(377,841)	(1,846,609)
Units outstanding at end of year	6,208,312	12,217,546	6,796,684	2,521,002	10,175,049

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

70	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	LVIP AC Ultra, Serv Cl	LVIP AC Val, Serv Cl	LVIP AC Val, Std Cl II	LVIP JPM US Eq, Serv Cl	Mac VIP Asset Strategy, Serv Cl
Operations
Investment income (loss) — net	$(483,907)	$3,036,226	$533,703	$(29,764)	$104,515
Net realized gain (loss) on sales of investments	3,370,109	5,989,933	1,316,953	109,549	(102,354)
Distributions from capital gains	4,563,151	10,090,398	1,563,403	196,533	474,237
Net change in unrealized appreciation (depreciation) of investments	5,090,019	(5,140,814)	(1,189,346)	572,959	892,322
Net increase (decrease) in net assets resulting from operations	12,539,372	13,975,743	2,224,713	849,277	1,368,720

Contract transactions
Contract purchase payments	303,296	2,603,243	134,446	63,252	132,452
Net transfers(1)	(3,165,757)	(6,356,239)	(929,294)	140,722	(324,463)
Transfers for policy loans	13,392	(20,020)	13,423	—	—
Adjustments to net assets allocated to contracts in payment period	(120,166)	(47,428)	(33,176)	—	(48,207)
Contract charges	(32,550)	(85,635)	(4,906)	(2,858)	(5,076)
Contract terminations:
Surrender benefits	(6,265,149)	(17,168,793)	(3,328,542)	(44,070)	(783,770)
Death benefits	(1,152,998)	(2,998,663)	(323,455)	(52,953)	(498,825)
Increase (decrease) from transactions	(10,419,932)	(24,073,535)	(4,471,504)	104,093	(1,527,889)
Net assets at beginning of year	49,845,444	177,917,001	27,678,358	3,818,972	12,556,758
Net assets at end of year	$51,964,884	$167,819,209	$25,431,567	$4,772,342	$12,397,589

Accumulation unit activity
Units outstanding at beginning of year	8,646,873	46,305,319	5,193,536	3,278,588	8,132,125
Units purchased	47,866	646,835	26,233	315,519	363,570
Units redeemed	(1,607,268)	(6,853,152)	(826,123)	(246,876)	(1,273,450)
Units outstanding at end of year	7,087,471	40,099,002	4,393,646	3,347,231	7,222,245

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	71

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	Mac VIP for Inc, Serv Cl	Mac VIP Intl Core Eq, Serv Cl(2)	MFS Gbl Real Est, Serv Cl	MFS Intl Gro, Serv Cl	MFS Mass Inv Gro Stock, Serv Cl
Operations
Investment income (loss) — net	$85,657	$5,403	$9,681	$(6,755)	$(549,179)
Net realized gain (loss) on sales of investments	683	798	7,375	70,799	1,815,711
Distributions from capital gains	—	2,430	—	14,407	6,306,139
Net change in unrealized appreciation (depreciation) of investments	(11,902)	(30,159)	(58,666)	156,293	2,370,596
Net increase (decrease) in net assets resulting from operations	74,438	(21,528)	(41,610)	234,744	9,943,267

Contract transactions
Contract purchase payments	530,845	81,597	631,290	2,303,608	335,429
Net transfers(1)	110,753	1,233,562	75,574	289,388	(2,691,064)
Transfers for policy loans	—	—	(332)	—	(14,164)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(3,072)
Contract charges	(46)	(157)	(637)	(1,554)	(30,370)
Contract terminations:
Surrender benefits	(26,063)	(8,581)	(80,211)	(69,579)	(6,981,242)
Death benefits	—	(4,653)	—	(147,926)	(973,762)
Increase (decrease) from transactions	615,489	1,301,768	625,684	2,373,937	(10,358,245)
Net assets at beginning of year	973,830	—	1,029,350	2,961,867	70,050,733
Net assets at end of year	$1,663,757	$1,280,240	$1,613,424	$5,570,548	$69,635,755

Accumulation unit activity
Units outstanding at beginning of year	911,900	—	1,148,178	2,679,935	26,423,354
Units purchased	598,902	1,308,056	1,128,078	2,534,445	121,486
Units redeemed	(27,827)	(12,924)	(403,490)	(530,076)	(3,692,103)
Units outstanding at end of year	1,482,975	1,295,132	1,872,766	4,684,304	22,852,737

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 26, 2024 (commencement of operations) to December 31, 2024.

See accompanying notes to financial statements.

72	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	MFS New Dis, Serv Cl	MFS Research Intl, Serv Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl II	NB AMT Sus Eq, Cl S
Operations
Investment income (loss) — net	$(249,928)	$10,280	$1,397,151	$(696,093)	$(196,056)
Net realized gain (loss) on sales of investments	(1,717,320)	47,247	2,443,216	(14,440,417)	987,706
Distributions from capital gains	—	—	3,677,529	—	913,000
Net change in unrealized appreciation (depreciation) of investments	3,573,226	(48,743)	5,021,507	38,863,121	2,384,577
Net increase (decrease) in net assets resulting from operations	1,605,978	8,784	12,539,403	23,726,611	4,089,227

Contract transactions
Contract purchase payments	154,374	1,035,445	2,895,408	2,147,977	242,359
Net transfers(1)	(1,277,299)	152,708	(3,773,988)	(8,538,130)	(1,149,167)
Transfers for policy loans	1,710	(4,586)	(7,560)	(6,984)	7,471
Adjustments to net assets allocated to contracts in payment period	(17,482)	—	(46,847)	(11,379)	—
Contract charges	(17,492)	(1,072)	(72,460)	(34,295)	(6,127)
Contract terminations:
Surrender benefits	(2,941,716)	(176,187)	(15,062,828)	(5,688,201)	(660,995)
Death benefits	(276,981)	(38,607)	(2,304,492)	(1,128,005)	(419,041)
Increase (decrease) from transactions	(4,374,886)	967,701	(18,372,767)	(13,259,017)	(1,985,500)
Net assets at beginning of year	30,053,230	1,821,180	128,926,512	66,635,644	17,390,450
Net assets at end of year	$27,284,322	$2,797,665	$123,093,148	$77,103,238	$19,494,177

Accumulation unit activity
Units outstanding at beginning of year	8,074,376	1,693,052	30,874,726	18,520,966	4,557,532
Units purchased	43,291	1,287,632	788,416	565,473	98,048
Units redeemed	(1,168,893)	(424,546)	(5,099,291)	(3,811,156)	(551,616)
Units outstanding at end of year	6,948,774	2,556,138	26,563,851	15,275,283	4,103,964

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	73

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB
Operations
Investment income (loss) — net	$2,532,826	$130,485	$1,920,695	$(111,288)	$131,185
Net realized gain (loss) on sales of investments	(1,375,904)	(125,847)	(803,212)	434,824	192,065
Distributions from capital gains	—	—	—	1,115,876	—
Net change in unrealized appreciation (depreciation) of investments	81,869	501,357	(212,165)	(1,263,780)	(90,246)
Net increase (decrease) in net assets resulting from operations	1,238,791	505,995	905,318	175,632	233,004

Contract transactions
Contract purchase payments	1,325,453	42,502	6,053,372	2,395,338	87,771
Net transfers(1)	(1,579,803)	87,525	8,495,493	(384,710)	614,813
Transfers for policy loans	7,287	99	(7,484)	62	1,742
Adjustments to net assets allocated to contracts in payment period	(41,853)	(458)	—	(5,139)	(2,348)
Contract charges	(39,538)	(1,252)	(17,855)	(16,252)	(6,825)
Contract terminations:
Surrender benefits	(5,107,363)	(413,953)	(4,711,493)	(2,731,699)	(1,266,752)
Death benefits	(998,459)	(111,831)	(953,637)	(152,361)	(102,298)
Increase (decrease) from transactions	(6,434,276)	(397,368)	8,858,396	(894,761)	(673,897)
Net assets at beginning of year	50,062,030	5,409,018	60,236,162	24,464,647	10,187,942
Net assets at end of year	$44,866,545	$5,517,645	$69,999,876	$23,745,518	$9,747,049

Accumulation unit activity
Units outstanding at beginning of year	26,172,311	3,886,093	59,225,038	6,060,172	4,622,406
Units purchased	848,982	288,605	14,245,080	1,555,264	307,602
Units redeemed	(4,156,140)	(563,631)	(5,627,657)	(1,029,818)	(602,256)
Units outstanding at end of year	22,865,153	3,611,067	67,842,461	6,585,618	4,327,752

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

74	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	Put VT Intl Val, Cl IB	Put VT Lg Cap Val, Cl IB	Put VT Sus Fut, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB
Operations
Investment income (loss) — net	$40,105	$(16,295)	$(20,208)	$(752,550)	$(255,405)
Net realized gain (loss) on sales of investments	38,024	74,952	20,658	3,524,042	1,937,044
Distributions from capital gains	8,842	449,212	—	540,328	257,140
Net change in unrealized appreciation (depreciation) of investments	17,085	1,002,122	249,844	13,180,334	5,612,632
Net increase (decrease) in net assets resulting from operations	104,056	1,509,991	250,294	16,492,154	7,551,411

Contract transactions
Contract purchase payments	1,245,202	7,186,886	524,551	250,599	1,021,900
Net transfers(1)	243,748	1,930,375	106,005	(779,172)	(531,670)
Transfers for policy loans	—	(4,627)	(2,708)	24,942	11,044
Adjustments to net assets allocated to contracts in payment period	—	—	—	(88,367)	(8,193)
Contract charges	(435)	(3,212)	(382)	(27,394)	(16,866)
Contract terminations:
Surrender benefits	(63,154)	(221,907)	(3,549)	(7,086,543)	(4,351,624)
Death benefits	(7,280)	(56,068)	—	(1,183,956)	(560,444)
Increase (decrease) from transactions	1,418,081	8,831,447	623,917	(8,889,891)	(4,435,853)
Net assets at beginning of year	2,552,287	7,146,579	1,670,527	77,571,550	35,480,818
Net assets at end of year	$4,074,424	$17,488,017	$2,544,738	$85,173,813	$38,596,376

Accumulation unit activity
Units outstanding at beginning of year	2,140,735	6,202,781	1,495,230	12,136,569	8,857,667
Units purchased	1,365,222	7,006,197	558,179	37,579	512,258
Units redeemed	(223,956)	(336,039)	(50,090)	(1,232,528)	(1,025,038)
Units outstanding at end of year	3,282,001	12,872,939	2,003,319	10,941,620	8,344,887

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	75

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
Operations
Investment income (loss) — net	$(89,411)	$(158,618)	$176,445	$619,627	$(8,026,953)
Net realized gain (loss) on sales of investments	87,223	(1,071,760)	484,472	448,601	68,143,243
Distributions from capital gains	723,617	—	816,604	—	—
Net change in unrealized appreciation (depreciation) of investments	543,447	(728,254)	(1,709,023)	2,738,341	31,699,675
Net increase (decrease) in net assets resulting from operations	1,264,876	(1,958,632)	(231,502)	3,806,569	91,815,965

Contract transactions
Contract purchase payments	66,909	168,529	42,849	719,892	36,005,381
Net transfers(1)	(256,086)	(784,816)	(29,542)	425,224	(33,035,997)
Transfers for policy loans	(2,525)	2,439	8,751	(4,768)	18,708
Adjustments to net assets allocated to contracts in payment period	(3,523)	—	(19,370)	—	350,373
Contract charges	(2,823)	(5,191)	(3,063)	(9,649)	(3,347,367)
Contract terminations:
Surrender benefits	(1,060,518)	(1,459,764)	(1,493,345)	(1,793,775)	(75,640,936)
Death benefits	(127,204)	(401,701)	(68,037)	(246,558)	(14,166,469)
Increase (decrease) from transactions	(1,385,770)	(2,480,504)	(1,561,757)	(909,634)	(89,816,307)
Net assets at beginning of year	10,731,149	17,501,655	11,134,674	29,906,295	789,147,191
Net assets at end of year	$10,610,255	$13,062,519	$9,341,415	$32,803,230	$791,146,849

Accumulation unit activity
Units outstanding at beginning of year	1,549,346	21,204,300	1,992,942	27,682,112	323,687,764
Units purchased	12,072	416,839	8,863	2,158,677	17,959,557
Units redeemed	(202,945)	(3,599,827)	(278,023)	(3,030,525)	(50,415,057)
Units outstanding at end of year	1,358,473	18,021,312	1,723,782	26,810,264	291,232,264

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

76	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2
Operations
Investment income (loss) — net	$(4,056,955)	$(4,350,273)	$(2,667,175)	$(2,329,010)	$(3,753,904)
Net realized gain (loss) on sales of investments	42,497,915	9,521,722	10,180,456	4,464,986	9,158,330
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	11,955,777	8,883,337	1,862,656	16,684,213	32,661,890
Net increase (decrease) in net assets resulting from operations	50,396,737	14,054,786	9,375,937	18,820,189	38,066,316

Contract transactions
Contract purchase payments	3,658,259	7,040,717	450,092	506,024	1,950,039
Net transfers(1)	(10,324,686)	16,891,430	(486,171)	(2,732,337)	304,986
Transfers for policy loans	(75,472)	24,749	17,432	(30,859)	158
Adjustments to net assets allocated to contracts in payment period	—	74,094	—	(7,904)	(53,655)
Contract charges	(2,045,812)	(3,758,828)	(1,953,929)	(3,858,817)	(5,839,747)
Contract terminations:
Surrender benefits	(48,561,289)	(51,127,319)	(29,228,793)	(11,885,894)	(22,268,002)
Death benefits	(3,497,854)	(11,028,432)	(8,926,253)	(1,439,543)	(2,491,562)
Increase (decrease) from transactions	(60,846,854)	(41,883,589)	(40,127,622)	(19,449,330)	(28,397,783)
Net assets at beginning of year	431,463,909	438,601,943	289,934,607	232,533,725	366,202,892
Net assets at end of year	$421,013,792	$410,773,140	$259,182,922	$231,904,584	$375,871,425

Accumulation unit activity
Units outstanding at beginning of year	173,886,253	327,628,102	215,363,559	195,837,557	276,365,139
Units purchased	1,528,788	19,036,913	2,299,391	491,774	3,914,727
Units redeemed	(24,115,556)	(50,077,984)	(31,593,827)	(16,062,064)	(23,807,362)
Units outstanding at end of year	151,299,485	296,587,031	186,069,123	180,267,267	256,472,504

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	77

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2
Operations
Investment income (loss) — net	$(5,206,582)	$(10,753,152)	$(104,958,557)	$(112,400,625)	$(65,459,349)
Net realized gain (loss) on sales of investments	7,325,222	34,309,137	451,219,601	546,281,139	327,603,735
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	14,048,642	36,000,535	753,928,556	472,716,383	222,921,151
Net increase (decrease) in net assets resulting from operations	16,167,282	59,556,520	1,100,189,600	906,596,897	485,065,537

Contract transactions
Contract purchase payments	1,827,274	6,042,617	16,411,434	25,772,759	106,791,828
Net transfers(1)	45,945,133	14,750,163	(152,217,402)	(134,607,074)	62,242,397
Transfers for policy loans	(18,433)	(8)	(30,572)	(7,611)	128,988
Adjustments to net assets allocated to contracts in payment period	(22,540)	(116,056)	(943,099)	(28,090)	(186,353)
Contract charges	(9,017,572)	(17,375,851)	(168,028,595)	(181,485,036)	(70,891,106)
Contract terminations:
Surrender benefits	(59,489,808)	(85,879,712)	(756,187,666)	(1,030,123,284)	(631,966,608)
Death benefits	(9,240,207)	(24,942,829)	(69,297,750)	(106,913,598)	(101,077,137)
Increase (decrease) from transactions	(30,016,153)	(107,521,676)	(1,130,293,650)	(1,427,391,934)	(634,957,991)
Net assets at beginning of year	526,282,938	1,086,575,070	10,404,576,946	11,297,786,998	6,534,930,320
Net assets at end of year	$512,434,067	$1,038,609,914	$10,374,472,896	$10,776,991,961	$6,385,037,866

Accumulation unit activity
Units outstanding at beginning of year	458,306,125	854,945,731	6,709,471,889	7,556,338,165	3,490,896,601
Units purchased	47,905,023	48,746,804	129,761,281	188,809,626	107,128,046
Units redeemed	(74,465,605)	(131,679,936)	(810,380,114)	(1,110,870,080)	(430,627,413)
Units outstanding at end of year	431,745,543	772,012,599	6,028,853,056	6,634,277,711	3,167,397,234

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

78	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4
Operations
Investment income (loss) — net	$(46,316,129)	$(21,107,369)	$(12,162,294)	$(10,198,913)	$(7,584,579)
Net realized gain (loss) on sales of investments	372,900,589	177,375,944	124,041,372	44,948,371	55,486,754
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	38,556,030	44,665,239	12,779,260	17,315,224	(6,097,511)
Net increase (decrease) in net assets resulting from operations	365,140,490	200,933,814	124,658,338	52,064,682	41,804,664

Contract transactions
Contract purchase payments	4,979,001	69,544,914	7,669,138	15,085,031	944,817
Net transfers(1)	4,518,151	(95,971,829)	(35,531,775)	11,931,563	3,069,878
Transfers for policy loans	(6,089)	(5,756)	136,292	19,284	12,702
Adjustments to net assets allocated to contracts in payment period	—	(439,756)	—	279,375	—
Contract charges	(34,948,375)	(8,455,968)	(5,327,004)	(7,973,375)	(5,104,699)
Contract terminations:
Surrender benefits	(500,158,759)	(218,257,385)	(145,212,679)	(103,281,478)	(88,282,043)
Death benefits	(101,092,059)	(28,105,497)	(10,807,561)	(26,437,274)	(28,360,217)
Increase (decrease) from transactions	(626,708,130)	(281,691,277)	(189,073,589)	(110,376,874)	(117,719,562)
Net assets at beginning of year	4,944,758,929	2,117,397,386	1,308,145,490	1,021,213,769	807,956,716
Net assets at end of year	$4,683,191,289	$2,036,639,923	$1,243,730,239	$962,901,577	$732,041,818

Accumulation unit activity
Units outstanding at beginning of year	2,620,110,605	990,336,177	603,948,163	648,002,062	508,545,749
Units purchased	9,883,919	30,999,870	3,478,152	24,113,071	3,622,516
Units redeemed	(325,406,403)	(154,321,758)	(84,992,094)	(92,475,876)	(74,922,225)
Units outstanding at end of year	2,304,588,121	867,014,289	522,434,221	579,639,257	437,246,040

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	79

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 2
Operations
Investment income (loss) — net	$422,473	$(142,462)	$(172,062)	$4,567	$(200,235)
Net realized gain (loss) on sales of investments	(205,511)	1,225,637	3,052,222	19,393	(10,076)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(51,647)	1,330,278	880,559	867,924	(508,177)
Net increase (decrease) in net assets resulting from operations	165,315	2,413,453	3,760,719	891,884	(718,488)

Contract transactions
Contract purchase payments	1,477,242	537,193	69,163	1,007,401	1,139,242
Net transfers(1)	2,452,684	(31,641)	(891,647)	1,620,943	318,708
Transfers for policy loans	(2,825)	(93)	(3,770)	104	6,088
Adjustments to net assets allocated to contracts in payment period	—	—	(6,281)	—	—
Contract charges	(21,822)	(12,605)	(32,999)	(28,675)	(24,896)
Contract terminations:
Surrender benefits	(1,206,789)	(1,221,041)	(2,759,596)	(1,273,820)	(2,749,032)
Death benefits	(96,541)	(138,574)	(320,269)	(231,593)	(609,462)
Increase (decrease) from transactions	2,601,949	(866,761)	(3,945,399)	1,094,360	(1,919,352)
Net assets at beginning of year	15,773,247	11,487,951	18,291,878	20,031,016	33,811,881
Net assets at end of year	$18,540,511	$13,034,643	$18,107,198	$22,017,260	$31,174,041

Accumulation unit activity
Units outstanding at beginning of year	14,109,963	3,210,784	5,663,166	12,129,101	19,142,149
Units purchased	3,508,833	270,717	19,647	1,897,282	1,151,845
Units redeemed	(1,198,947)	(492,103)	(1,090,650)	(1,256,307)	(2,204,380)
Units outstanding at end of year	16,419,849	2,989,398	4,592,163	12,770,076	18,089,614

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

80	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2
Operations
Investment income (loss) — net	$367,821	$(189,257)	$(118,509)	$(401,373)	$(3,132,725)
Net realized gain (loss) on sales of investments	228,081	377,993	331,440	3,991,209	7,994,224
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	186,517	2,594,585	486,629	(562,188)	19,816,496
Net increase (decrease) in net assets resulting from operations	782,419	2,783,321	699,560	3,027,648	24,677,995

Contract transactions
Contract purchase payments	1,186,382	2,337,580	757,982	264,415	2,568,529
Net transfers(1)	(140,629)	276,634	(595,277)	(538,376)	11,243,714
Transfers for policy loans	—	187	85	2,049	229
Adjustments to net assets allocated to contracts in payment period	—	—	—	(19,632)	(20,188)
Contract charges	(20,737)	(29,883)	(16,980)	(92,446)	(4,766,583)
Contract terminations:
Surrender benefits	(1,526,337)	(1,327,476)	(602,198)	(5,043,181)	(25,540,862)
Death benefits	(308,788)	(228,134)	(108,088)	(654,793)	(5,083,757)
Increase (decrease) from transactions	(810,109)	1,028,908	(564,476)	(6,081,964)	(21,598,918)
Net assets at beginning of year	24,464,590	15,824,016	11,215,912	47,500,341	301,739,189
Net assets at end of year	$24,436,900	$19,636,245	$11,350,996	$44,446,025	$304,818,266

Accumulation unit activity
Units outstanding at beginning of year	17,865,507	5,906,125	4,596,872	12,364,950	244,360,261
Units purchased	1,059,793	2,193,058	437,608	73,321	16,631,910
Units redeemed	(1,625,345)	(1,204,138)	(622,943)	(1,624,737)	(33,183,209)
Units outstanding at end of year	17,299,955	6,895,045	4,411,537	10,813,534	227,808,962

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	81

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Acorn	Wanger Intl	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$(39,443,916)	$(19,466,946)	$(1,417,555)	$461,124	$602,406
Net realized gain (loss) on sales of investments	89,880,815	46,173,582	(10,552,680)	(3,855,228)	(191,871)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	528,831,932	193,570,643	31,718,697	(5,260,087)	252,609
Net increase (decrease) in net assets resulting from operations	579,268,831	220,277,279	19,748,462	(8,654,191)	663,144

Contract transactions
Contract purchase payments	11,822,046	9,235,785	2,480,433	1,610,708	1,588,059
Net transfers(1)	128,675,518	40,825,019	(4,355,145)	(1,711,450)	826,426
Transfers for policy loans	(41,408)	12,745	(16,972)	32,988	(395)
Adjustments to net assets allocated to contracts in payment period	207,818	(50,367)	28,450	(25,416)	—
Contract charges	(63,940,669)	(30,006,643)	(128,117)	(99,214)	(2,986)
Contract terminations:
Surrender benefits	(233,676,179)	(127,983,969)	(18,142,291)	(10,223,708)	(705,517)
Death benefits	(22,800,140)	(14,291,529)	(1,939,183)	(1,268,787)	(196,447)
Increase (decrease) from transactions	(179,753,014)	(122,258,959)	(22,072,825)	(11,684,879)	1,509,140
Net assets at beginning of year	3,678,127,818	1,861,012,185	159,428,826	104,635,291	10,680,692
Net assets at end of year	$4,077,643,635	$1,959,030,505	$157,104,463	$84,296,221	$12,852,976

Accumulation unit activity
Units outstanding at beginning of year	2,426,804,903	1,352,692,329	32,426,327	30,059,677	9,036,151
Units purchased	106,257,823	44,370,760	1,844,372	592,016	2,283,194
Units redeemed	(214,295,947)	(126,864,651)	(5,046,423)	(3,886,199)	(972,133)
Units outstanding at end of year	2,318,766,779	1,270,198,438	29,224,276	26,765,494	10,347,212

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

82	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended December 31, 2023	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B	AB VPS Sus Gbl Thematic, Cl B
Operations
Investment income (loss) — net	$(42,772)	$(139,019)	$(1,414,556)	$282,089	$(77,046)
Net realized gain (loss) on sales of investments	(306,216)	(638,266)	514,525	841,792	(94,195)
Distributions from capital gains	—	—	9,601,713	5,749,453	491,452
Net change in unrealized appreciation (depreciation) of investments	1,397,043	9,490,109	28,535,914	339,453	896,591
Net increase (decrease) in net assets resulting from operations	1,048,055	8,712,824	37,237,596	7,212,787	1,216,802

Contract transactions
Contract purchase payments	85,218	653,874	8,049,168	1,154,311	1,926,588
Net transfers(1)	(88,050)	(479,199)	1,123,312	(1,442,415)	(423,791)
Transfers for policy loans	—	23,142	(8,743)	(6,769)	4,916
Adjustments to net assets allocated to contracts in payment period	—	(20,570)	(19,947)	(38,773)	(3,077)
Contract charges	(3,081)	(86,179)	(43,509)	(48,482)	(5,576)
Contract terminations:
Surrender benefits	(272,783)	(6,666,054)	(7,940,277)	(6,751,563)	(613,165)
Death benefits	(356,859)	(641,298)	(1,884,639)	(993,130)	(67,269)
Increase (decrease) from transactions	(635,555)	(7,216,284)	(724,635)	(8,126,821)	818,626
Net assets at beginning of year	8,890,818	64,851,502	111,581,660	72,787,590	7,697,418
Net assets at end of year	$9,303,318	$66,348,042	$148,094,621	$71,873,556	$9,732,846

Accumulation unit activity
Units outstanding at beginning of year	7,605,874	43,732,652	25,048,450	21,768,798	3,064,811
Units purchased	122,257	743,081	2,017,001	375,080	1,115,960
Units redeemed	(649,663)	(5,214,835)	(2,019,305)	(2,689,353)	(828,635)
Units outstanding at end of year	7,078,468	39,260,898	25,046,146	19,454,525	3,352,136

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	83

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III	BlackRock Adv SMID Cap VI, Cl III
Operations
Investment income (loss) — net	$20,854	$(381,183)	$(714,791)	$846,535	$19,940
Net realized gain (loss) on sales of investments	93,165	437,758	(2,742,518)	625,860	3,007
Distributions from capital gains	596,791	3,344,437	—	460,878	—
Net change in unrealized appreciation (depreciation) of investments	2,098,481	5,669,137	5,629,395	3,099,501	185,143
Net increase (decrease) in net assets resulting from operations	2,809,291	9,070,149	2,172,086	5,032,774	208,090

Contract transactions
Contract purchase payments	68,829	225,184	2,293,078	1,346,316	1,049,199
Net transfers(1)	(85,769)	(1,067,217)	981,316	(1,974,239)	172,150
Transfers for policy loans	2,606	(3,654)	(9,745)	(824)	—
Adjustments to net assets allocated to contracts in payment period	(42,022)	(10,053)	(11,503)	(6,571)	—
Contract charges	(12,287)	(25,474)	(34,630)	(18,889)	(217)
Contract terminations:
Surrender benefits	(1,118,463)	(5,019,434)	(5,169,423)	(2,909,298)	(28,320)
Death benefits	(121,946)	(689,392)	(865,584)	(581,867)	—
Increase (decrease) from transactions	(1,309,052)	(6,590,040)	(2,816,491)	(4,145,372)	1,192,812
Net assets at beginning of year	18,561,500	38,727,474	71,368,662	42,305,667	329,153
Net assets at end of year	$20,061,739	$41,207,583	$70,724,257	$43,193,069	$1,730,055

Accumulation unit activity
Units outstanding at beginning of year	5,961,996	9,953,649	19,709,570	38,045,287	341,148
Units purchased	32,383	79,411	1,167,315	1,253,104	1,416,022
Units redeemed	(420,770)	(1,579,084)	(1,956,393)	(4,856,730)	(228,315)
Units outstanding at end of year	5,573,609	8,453,976	18,920,492	34,441,661	1,528,855

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

84	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	BlackRock Global Alloc, Cl III	BNY Mellon Sus US Eq, Serv	Calvert VP SRI Bal, Cl F	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Operations
Investment income (loss) — net	$1,040,749	$(9,277)	$9,172	$142,785	$(143,111)
Net realized gain (loss) on sales of investments	(1,935,185)	(1,031)	25,851	130,232	(122,629)
Distributions from capital gains	—	37,378	4,412	75,306	—
Net change in unrealized appreciation (depreciation) of investments	8,671,687	271,121	112,070	2,608,800	1,304,291
Net increase (decrease) in net assets resulting from operations	7,777,251	298,191	151,505	2,957,123	1,038,551

Contract transactions
Contract purchase payments	2,542,927	2,454,159	956,906	80,473	131,581
Net transfers(1)	(633,451)	1,809	6,336	327,980	665,063
Transfers for policy loans	3,999	—	—	9,595	6,135
Adjustments to net assets allocated to contracts in payment period	(31,610)	—	—	(4,443)	(4,748)
Contract charges	(28,293)	(79)	(13)	(17,390)	(11,973)
Contract terminations:
Surrender benefits	(5,662,226)	(3,208)	(7,958)	(1,416,399)	(1,350,374)
Death benefits	(1,249,212)	—	—	(71,842)	(208,734)
Increase (decrease) from transactions	(5,057,866)	2,452,681	955,271	(1,092,026)	(773,050)
Net assets at beginning of year	71,676,615	239,196	326,429	19,357,174	14,792,656
Net assets at end of year	$74,396,000	$2,990,068	$1,433,205	$21,222,271	$15,058,157

Accumulation unit activity
Units outstanding at beginning of year	48,231,412	257,515	344,102	8,224,519	4,500,892
Units purchased	2,490,050	3,408,800	1,274,882	166,187	272,731
Units redeemed	(5,750,071)	(1,019,488)	(304,156)	(602,319)	(508,911)
Units outstanding at end of year	44,971,391	2,646,827	1,314,828	7,788,387	4,264,712

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	85

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Bal, Cl 2	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2
Operations
Investment income (loss) — net	$(791,699)	$(5,444,996)	$3,846,106	$(1,344,992)	$(504,030)
Net realized gain (loss) on sales of investments	82,606	21,945,963	(2,596,162)	6,389,483	1,773,432
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	14,887,453	79,330,762	(3,114,290)	29,564,955	8,186,059
Net increase (decrease) in net assets resulting from operations	14,178,360	95,831,729	(1,864,346)	34,609,446	9,455,461

Contract transactions
Contract purchase payments	25,036,170	3,859,836	1,101,136	4,467,040	3,394,354
Net transfers(1)	(83,849)	32,786,852	(5,140,123)	6,951,643	1,425,393
Transfers for policy loans	83	49,844	600	3,512	(3,686)
Adjustments to net assets allocated to contracts in payment period	—	(138,269)	—	(40,937)	—
Contract charges	(310,388)	(268,420)	(6,402)	(123,254)	(35,275)
Contract terminations:
Surrender benefits	(4,144,016)	(44,833,940)	(2,107,853)	(8,876,250)	(2,368,688)
Death benefits	(518,476)	(8,269,724)	(255,765)	(1,844,833)	(577,552)
Increase (decrease) from transactions	19,979,524	(16,813,821)	(6,408,407)	536,921	1,834,546
Net assets at beginning of year	61,116,415	489,961,560	24,622,744	114,014,619	40,773,900
Net assets at end of year	$95,274,299	$568,979,468	$16,349,991	$149,160,986	$52,063,907

Accumulation unit activity
Units outstanding at beginning of year	70,089,838	183,169,074	29,908,651	45,629,605	10,728,291
Units purchased	27,212,677	12,887,853	1,516,692	4,099,955	1,295,356
Units redeemed	(6,233,926)	(18,668,415)	(9,767,223)	(4,020,175)	(863,683)
Units outstanding at end of year	91,068,589	177,388,512	21,658,120	45,709,385	11,159,964

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

86	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2
Operations
Investment income (loss) — net	$(3,237,851)	$(1,065,647)	$(3,457,822)	$391,401	$(508,896)
Net realized gain (loss) on sales of investments	24,181,312	3,918,247	32,847,815	(366,641)	(3,966,928)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	45,614,003	676,601	(16,011,654)	763,166	8,149,960
Net increase (decrease) in net assets resulting from operations	66,557,464	3,529,201	13,378,339	787,926	3,674,136

Contract transactions
Contract purchase payments	1,635,700	7,853,903	2,374,260	211,378	1,800,989
Net transfers(1)	(3,008,127)	(2,653,232)	(6,215,213)	(91,642)	(1,274,077)
Transfers for policy loans	69,844	18,455	85,387	(1,697)	(4,838)
Adjustments to net assets allocated to contracts in payment period	(577,520)	(5,949)	(538,357)	(1,678)	(1,698)
Contract charges	(295,403)	(58,233)	(285,079)	(4,497)	(34,599)
Contract terminations:
Surrender benefits	(23,241,537)	(5,478,299)	(35,441,740)	(670,683)	(2,126,804)
Death benefits	(4,206,649)	(1,999,074)	(5,986,241)	(172,157)	(776,327)
Increase (decrease) from transactions	(29,623,692)	(2,322,429)	(46,006,983)	(730,976)	(2,417,354)
Net assets at beginning of year	302,302,150	97,769,476	398,252,532	9,401,141	46,712,050
Net assets at end of year	$339,235,922	$98,976,248	$365,623,888	$9,458,091	$47,968,832

Accumulation unit activity
Units outstanding at beginning of year	96,320,193	33,984,509	106,455,214	10,088,186	40,465,875
Units purchased	594,807	3,040,524	702,109	308,834	1,665,431
Units redeemed	(9,068,583)	(3,808,238)	(13,273,227)	(1,082,301)	(3,650,385)
Units outstanding at end of year	87,846,417	33,216,795	93,884,096	9,314,719	38,480,921

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	87

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3
Operations
Investment income (loss) — net	$(678,552)	$172,368	$1,037,497	$4,862,599	$4,512,295
Net realized gain (loss) on sales of investments	(4,264,662)	(387,702)	(2,276,344)	—	419
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	10,447,293	908,374	4,963,138	—	(420)
Net increase (decrease) in net assets resulting from operations	5,504,079	693,040	3,724,291	4,862,599	4,512,294

Contract transactions
Contract purchase payments	717,146	784,794	247,798	29,803,697	2,474,651
Net transfers(1)	(1,947,268)	(346,612)	165,746	(6,479,447)	12,452,796
Transfers for policy loans	33,904	980	18,174	23,976	42,222
Adjustments to net assets allocated to contracts in payment period	(34,376)	(506)	(40,323)	(926)	(36,160)
Contract charges	(76,321)	(1,793)	(73,006)	(90,914)	(104,087)
Contract terminations:
Surrender benefits	(6,075,936)	(538,736)	(3,960,398)	(23,785,887)	(27,004,686)
Death benefits	(829,928)	(336,451)	(1,070,396)	(2,244,361)	(1,604,204)
Increase (decrease) from transactions	(8,212,779)	(438,324)	(4,712,405)	(2,773,862)	(13,779,468)
Net assets at beginning of year	71,144,153	8,660,404	45,419,507	146,821,124	135,605,131
Net assets at end of year	$68,435,453	$8,915,120	$44,431,393	$148,909,861	$126,337,957

Accumulation unit activity
Units outstanding at beginning of year	31,921,757	9,863,382	31,814,943	160,765,010	125,778,978
Units purchased	352,356	946,671	496,772	38,453,126	14,676,219
Units redeemed	(3,878,173)	(1,438,349)	(3,744,832)	(42,003,414)	(27,957,820)
Units outstanding at end of year	28,395,940	9,371,704	28,566,883	157,214,722	112,497,377

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

88	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2
Operations
Investment income (loss) — net	$1,924,187	$5,110,472	$978,517	$2,951,005	$681,153
Net realized gain (loss) on sales of investments	(875,776)	(2,128,984)	(967,131)	(3,415,374)	(1,664,959)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	3,632,652	9,098,448	2,490,309	7,599,261	4,173,473
Net increase (decrease) in net assets resulting from operations	4,681,063	12,079,936	2,501,695	7,134,892	3,189,667

Contract transactions
Contract purchase payments	2,664,376	592,177	1,870,793	401,004	6,671,369
Net transfers(1)	712,750	(1,623,695)	456,203	203,528	12,284,853
Transfers for policy loans	(4,685)	(9,437)	(1,882)	18,027	(8,443)
Adjustments to net assets allocated to contracts in payment period	—	(120,166)	—	(17,215)	(4,246)
Contract charges	(14,257)	(77,313)	(8,456)	(109,973)	(59,085)
Contract terminations:
Surrender benefits	(3,615,393)	(11,382,893)	(2,176,853)	(7,469,269)	(3,915,249)
Death benefits	(1,067,138)	(2,444,512)	(720,943)	(1,674,953)	(957,482)
Increase (decrease) from transactions	(1,324,347)	(15,065,839)	(581,138)	(8,648,851)	14,011,717
Net assets at beginning of year	44,830,239	118,265,851	24,876,851	73,104,368	55,788,107
Net assets at end of year	$48,186,955	$115,279,948	$26,797,408	$71,590,409	$72,989,491

Accumulation unit activity
Units outstanding at beginning of year	27,214,550	43,790,441	15,640,238	32,732,029	48,670,683
Units purchased	2,388,782	227,774	1,878,038	317,050	16,464,929
Units redeemed	(3,123,374)	(5,600,885)	(2,256,598)	(4,038,426)	(4,396,586)
Units outstanding at end of year	26,479,958	38,417,330	15,261,678	29,010,653	60,739,026

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	89

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 2	Col VP Lg Cap Index, Cl 3
Operations
Investment income (loss) — net	$2,770,366	$(1,056,639)	$(1,019,465)	$(787,071)	$(5,020,592)
Net realized gain (loss) on sales of investments	(6,733,845)	3,275,626	10,236,715	444,448	28,189,068
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	14,703,622	30,221,654	31,197,193	16,562,383	84,517,870
Net increase (decrease) in net assets resulting from operations	10,740,143	32,440,641	40,414,443	16,219,760	107,686,346

Contract transactions
Contract purchase payments	1,175,406	7,939,630	730,442	36,698,974	3,917,049
Net transfers(1)	11,884,462	5,301,527	1,791,493	1,815,905	3,953,685
Transfers for policy loans	10,075	(30,179)	(19,920)	(1,194)	(33,674)
Adjustments to net assets allocated to contracts in payment period	(145,350)	—	(72,107)	—	(176,871)
Contract charges	(269,834)	(106,598)	(96,033)	(72,716)	(217,322)
Contract terminations:
Surrender benefits	(19,893,439)	(4,833,681)	(10,460,277)	(2,363,801)	(31,808,162)
Death benefits	(5,006,266)	(1,846,717)	(2,101,176)	(982,559)	(8,902,992)
Increase (decrease) from transactions	(12,244,946)	6,423,982	(10,227,578)	35,094,609	(33,268,287)
Net assets at beginning of year	218,262,867	76,441,074	101,466,597	50,100,583	454,455,836
Net assets at end of year	$216,758,064	$115,305,697	$131,653,462	$101,414,952	$528,873,895

Accumulation unit activity
Units outstanding at beginning of year	126,392,881	19,629,805	42,115,096	54,509,103	141,826,051
Units purchased	7,563,557	3,099,921	789,676	42,415,250	2,799,028
Units redeemed	(14,568,446)	(1,602,951)	(4,466,293)	(8,171,707)	(12,080,372)
Units outstanding at end of year	119,387,992	21,126,775	38,438,479	88,752,646	132,544,707

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

90	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Eq, Cl 2
Operations
Investment income (loss) — net	$1,540,804	$288,873	$197,866	$403,120	$(14,816)
Net realized gain (loss) on sales of investments	(580,190)	(656,166)	(307,517)	105,445	7,088
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	3,121,161	1,041,022	4,593,937	6,185,469	338,025
Net increase (decrease) in net assets resulting from operations	4,081,775	673,729	4,484,286	6,694,034	330,297

Contract transactions
Contract purchase payments	4,620,370	1,324,932	1,203,197	429,326	1,879,089
Net transfers(1)	1,531,147	3,533,547	2,098,147	(379,075)	89,603
Transfers for policy loans	(5,306)	(3,211)	(42)	30,875	—
Adjustments to net assets allocated to contracts in payment period	(2,801)	(6,789)	(9,256)	(69,988)	—
Contract charges	(75,804)	(4,587)	(32,725)	(35,093)	(30)
Contract terminations:
Surrender benefits	(7,903,876)	(744,117)	(1,712,445)	(4,063,316)	(14,574)
Death benefits	(2,107,262)	(259,148)	(663,962)	(899,678)	—
Increase (decrease) from transactions	(3,943,532)	3,840,627	882,914	(4,986,949)	1,954,088
Net assets at beginning of year	74,819,442	10,487,401	31,077,424	49,412,603	500,771
Net assets at end of year	$74,957,685	$15,001,757	$36,444,624	$51,119,688	$2,785,156

Accumulation unit activity
Units outstanding at beginning of year	70,474,506	10,846,393	19,479,227	30,269,068	543,959
Units purchased	6,457,405	5,454,278	2,134,923	358,473	1,936,565
Units redeemed	(10,062,623)	(1,597,917)	(1,588,635)	(3,316,998)	(87,038)
Units outstanding at end of year	66,869,288	14,702,754	20,025,515	27,310,543	2,393,486

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	91

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 2
Operations
Investment income (loss) — net	$(686,465)	$(422,767)	$(338,266)	$(644,134)	$(434,064)
Net realized gain (loss) on sales of investments	1,994,479	3,440,947	786,931	4,220,790	1,832,155
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,172,383	(1,355,268)	6,090,493	9,953,036	2,010,687
Net increase (decrease) in net assets resulting from operations	2,480,397	1,662,912	6,539,158	13,529,692	3,408,778

Contract transactions
Contract purchase payments	4,872,429	434,554	2,749,689	391,382	2,292,338
Net transfers(1)	(1,401,577)	(4,106,372)	1,720,060	592,156	(1,622,660)
Transfers for policy loans	(3,032)	6,574	(6,751)	7,487	(2,310)
Adjustments to net assets allocated to contracts in payment period	—	(13,189)	(2,152)	(97,599)	(3,272)
Contract charges	(49,990)	(26,150)	(26,590)	(39,602)	(29,171)
Contract terminations:
Surrender benefits	(3,451,224)	(4,222,259)	(2,363,771)	(4,632,181)	(2,019,646)
Death benefits	(1,097,569)	(1,125,796)	(541,681)	(784,837)	(1,225,987)
Increase (decrease) from transactions	(1,130,963)	(9,052,638)	1,528,804	(4,563,194)	(2,610,708)
Net assets at beginning of year	64,722,923	50,931,510	27,061,011	58,877,623	40,199,883
Net assets at end of year	$66,072,357	$43,541,784	$35,128,973	$67,844,121	$40,997,953

Accumulation unit activity
Units outstanding at beginning of year	17,438,148	13,975,178	10,060,351	19,888,100	12,349,992
Units purchased	1,752,928	138,784	1,661,141	381,981	904,197
Units redeemed	(1,941,617)	(2,659,980)	(1,101,215)	(1,780,414)	(1,641,967)
Units outstanding at end of year	17,249,459	11,453,982	10,620,277	18,489,667	11,612,222

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

92	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Sel Gbl Tech, Cl 2	Col VP Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$(369,973)	$(263,665)	$(252,646)	$(35,305)	$(5,191)
Net realized gain (loss) on sales of investments	3,919,122	547,017	2,019,523	39,757	(3,821)
Distributions from capital gains	—	—	—	184,896	75,545
Net change in unrealized appreciation (depreciation) of investments	(118,438)	2,309,135	1,484,165	959,926	151,062
Net increase (decrease) in net assets resulting from operations	3,430,711	2,592,487	3,251,042	1,149,274	217,595

Contract transactions
Contract purchase payments	241,028	1,114,509	268,125	5,241,312	901,009
Net transfers(1)	(1,186,890)	648,677	(431,527)	345,263	132,910
Transfers for policy loans	7,188	(1,084)	612	—	—
Adjustments to net assets allocated to contracts in payment period	(5,490)	(355)	(9,146)	—	—
Contract charges	(29,315)	(22,143)	(21,891)	(427)	(215)
Contract terminations:
Surrender benefits	(4,315,414)	(1,302,375)	(2,556,702)	(26,879)	(22,211)
Death benefits	(759,569)	(382,540)	(429,700)	(32,240)	(38,153)
Increase (decrease) from transactions	(6,048,462)	54,689	(3,180,229)	5,527,029	973,340
Net assets at beginning of year	42,797,010	22,557,752	29,169,455	980,493	404,164
Net assets at end of year	$40,179,259	$25,204,928	$29,240,268	$7,656,796	$1,595,099

Accumulation unit activity
Units outstanding at beginning of year	12,743,523	7,906,049	7,804,987	1,145,945	408,962
Units purchased	88,245	747,346	132,145	6,018,498	1,109,331
Units redeemed	(1,867,356)	(716,360)	(969,944)	(918,969)	(176,020)
Units outstanding at end of year	10,964,412	7,937,035	6,967,188	6,245,474	1,342,273

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	93

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 2
Operations
Investment income (loss) — net	$1,745,771	$221,927	$687,476	$2,709,042	$383,637
Net realized gain (loss) on sales of investments	(2,208,486)	(595,841)	(1,339,773)	(1,757,661)	(355,487)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	6,175,243	998,723	2,277,490	(2,383,804)	784,078
Net increase (decrease) in net assets resulting from operations	5,712,528	624,809	1,625,193	(1,432,423)	812,228

Contract transactions
Contract purchase payments	5,542,181	1,205,052	356,383	104,962	2,142,350
Net transfers(1)	2,912,943	(1,295,870)	140,319	(735,567)	2,235,440
Transfers for policy loans	(1,962)	87	9,900	1,464	—
Adjustments to net assets allocated to contracts in payment period	—	(3,277)	(2,412)	(989)	—
Contract charges	(17,013)	(16,579)	(28,556)	(7,877)	(39,843)
Contract terminations:
Surrender benefits	(5,115,521)	(634,433)	(3,888,027)	(1,451,161)	(895,039)
Death benefits	(1,695,361)	(402,105)	(1,005,473)	(169,649)	(113,550)
Increase (decrease) from transactions	1,625,267	(1,147,125)	(4,417,866)	(2,258,817)	3,329,358
Net assets at beginning of year	70,435,881	15,283,045	40,241,502	15,136,544	16,737,956
Net assets at end of year	$77,773,676	$14,760,729	$37,448,829	$11,445,304	$20,879,542

Accumulation unit activity
Units outstanding at beginning of year	60,973,747	16,021,201	31,983,695	21,992,569	15,337,665
Units purchased	7,482,764	1,469,138	555,913	192,550	4,043,124
Units redeemed	(6,180,698)	(2,679,274)	(4,133,257)	(3,695,312)	(990,321)
Units outstanding at end of year	62,275,813	14,811,065	28,406,351	18,489,807	18,390,468

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

94	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2	CTIVP MFS Val, Cl 2	CTIVP Prin Blue Chip Gro, Cl 1
Operations
Investment income (loss) — net	$1,818,046	$3,861,747	$155,925	$(784,311)	$(933,840)
Net realized gain (loss) on sales of investments	(1,648,898)	(4,058,384)	(1,965,615)	2,943,503	8,496,270
Distributions from capital gains	—	—	1,517,497	—	—
Net change in unrealized appreciation (depreciation) of investments	376,933	1,532,624	2,830,171	2,590,017	25,393,171
Net increase (decrease) in net assets resulting from operations	546,081	1,335,987	2,537,978	4,749,209	32,955,601

Contract transactions
Contract purchase payments	1,369,996	185,083	657,033	3,742,706	757,418
Net transfers(1)	(3,204,687)	(1,840,322)	(1,365,315)	(694,198)	(2,813,082)
Transfers for policy loans	305	4,602	5,751	(5,945)	9,063
Adjustments to net assets allocated to contracts in payment period	—	(65,038)	—	—	(26,431)
Contract charges	(6,904)	(130,085)	(8,417)	(55,008)	(86,688)
Contract terminations:
Surrender benefits	(1,738,041)	(4,713,530)	(1,729,111)	(5,329,623)	(10,252,308)
Death benefits	(187,389)	(1,050,843)	(314,230)	(632,491)	(992,761)
Increase (decrease) from transactions	(3,766,720)	(7,610,133)	(2,754,289)	(2,974,559)	(13,404,789)
Net assets at beginning of year	24,290,556	51,672,881	22,847,047	73,528,496	92,282,015
Net assets at end of year	$21,069,917	$45,398,735	$22,630,736	$75,303,146	$111,832,827

Accumulation unit activity
Units outstanding at beginning of year	20,991,208	36,009,447	11,996,073	22,715,553	47,724,125
Units purchased	1,185,541	131,443	383,275	1,532,349	349,171
Units redeemed	(4,467,205)	(5,406,974)	(1,768,118)	(2,308,957)	(6,241,809)
Units outstanding at end of year	17,709,544	30,733,916	10,611,230	21,938,945	41,831,487

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	95

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	CTIVP Prin Blue Chip Gro, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3
Operations
Investment income (loss) — net	$(495,656)	$(446,647)	$219,972	$(672,519)	$(394,615)
Net realized gain (loss) on sales of investments	1,697,421	1,344,700	(339,054)	3,033,840	2,640,367
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	13,447,982	2,280,216	885,623	2,848,490	1,327,813
Net increase (decrease) in net assets resulting from operations	14,649,747	3,178,269	766,541	5,209,811	3,573,565

Contract transactions
Contract purchase payments	1,989,950	2,493,124	1,185,555	4,858,151	339,704
Net transfers(1)	993,823	(2,179,006)	2,784,264	983,429	321,522
Transfers for policy loans	(16,117)	491	364	(13,839)	13,379
Adjustments to net assets allocated to contracts in payment period	—	(4,144)	—	—	(21,491)
Contract charges	(60,425)	(49,394)	(29,012)	(35,881)	(26,325)
Contract terminations:
Surrender benefits	(2,438,571)	(1,825,122)	(1,019,712)	(3,445,918)	(3,669,389)
Death benefits	(825,125)	(553,269)	(149,427)	(3,049,515)	(530,874)
Increase (decrease) from transactions	(356,465)	(2,117,320)	2,772,032	(703,573)	(3,573,474)
Net assets at beginning of year	39,157,361	41,199,490	15,903,225	61,811,468	43,663,526
Net assets at end of year	$53,450,643	$42,260,439	$19,441,798	$66,317,706	$43,663,617

Accumulation unit activity
Units outstanding at beginning of year	10,320,790	14,599,752	15,687,710	15,979,103	10,009,941
Units purchased	859,255	969,290	3,968,390	1,883,489	267,858
Units redeemed	(876,936)	(1,664,823)	(1,289,665)	(1,884,911)	(1,075,445)
Units outstanding at end of year	10,303,109	13,904,219	18,366,435	15,977,681	9,202,354

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

96	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP Westfield Sel Lg Cp Gr, Cl 2	CVT EAFE Intl Index, Cl F	CVT Nasdaq 100 Index, Cl F	CVT Russ 2000 Sm Cap Ind, Cl F
Operations
Investment income (loss) — net	$(273,636)	$(251,861)	$57,317	$(27,537)	$7,647
Net realized gain (loss) on sales of investments	1,030,266	(314,894)	4,042	95,900	7,896
Distributions from capital gains	—	—	—	—	2,130
Net change in unrealized appreciation (depreciation) of investments	4,752,196	6,370,301	233,727	1,749,799	490,183
Net increase (decrease) in net assets resulting from operations	5,508,826	5,803,546	295,086	1,818,162	507,856

Contract transactions
Contract purchase payments	1,354,947	880,078	1,577,765	5,045,497	2,339,272
Net transfers(1)	1,000,819	(1,108,564)	249,204	746,223	434,468
Transfers for policy loans	(160)	—	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(19,450)	(20,342)	(345)	(1,038)	(711)
Contract terminations:
Surrender benefits	(1,330,935)	(1,143,491)	(23,404)	(61,663)	(29,833)
Death benefits	(432,842)	(440,857)	—	(180,895)	—
Increase (decrease) from transactions	572,379	(1,833,176)	1,803,220	5,548,124	2,743,196
Net assets at beginning of year	23,010,513	20,676,903	1,081,453	1,929,055	1,474,646
Net assets at end of year	$29,091,718	$24,647,273	$3,179,759	$9,295,341	$4,725,698

Accumulation unit activity
Units outstanding at beginning of year	7,343,765	6,721,366	1,105,917	2,272,958	1,554,466
Units purchased	886,166	384,238	1,943,023	5,536,224	2,909,078
Units redeemed	(677,232)	(822,254)	(247,758)	(614,645)	(131,729)
Units outstanding at end of year	7,552,699	6,283,350	2,801,182	7,194,537	4,331,815

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	97

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Emer Mkts, Serv Cl 2	Fid VIP Energy, Serv Cl 2
Operations
Investment income (loss) — net	$946,725	$5,926,310	$(3,473,208)	$20,843	$28,449
Net realized gain (loss) on sales of investments	(398,678)	(1,059,027)	12,330,432	2,336	7
Distributions from capital gains	158,371	—	17,074,886	—	—
Net change in unrealized appreciation (depreciation) of investments	22,619	3,070,864	101,779,074	71,236	(11,655)
Net increase (decrease) in net assets resulting from operations	729,037	7,938,147	127,711,184	94,415	16,801

Contract transactions
Contract purchase payments	582,531	3,229,648	14,446,728	1,131,540	1,409,677
Net transfers(1)	(874,824)	(4,695,456)	(2,347,041)	157,754	98,711
Transfers for policy loans	(1,995)	(3,688)	(39,299)	—	—
Adjustments to net assets allocated to contracts in payment period	(1,536)	64,663	(111,599)	—	—
Contract charges	(6,926)	(62,994)	(224,574)	(315)	(564)
Contract terminations:
Surrender benefits	(1,210,058)	(7,811,086)	(38,914,780)	(5,487)	(21,528)
Death benefits	(549,189)	(1,471,722)	(9,544,877)	(74,515)	—
Increase (decrease) from transactions	(2,061,997)	(10,750,635)	(36,735,442)	1,208,977	1,486,296
Net assets at beginning of year	17,387,662	83,654,722	416,575,542	589,593	792,121
Net assets at end of year	$16,054,702	$80,842,234	$507,551,284	$1,892,985	$2,295,218

Accumulation unit activity
Units outstanding at beginning of year	15,554,996	57,322,006	133,029,082	616,797	681,049
Units purchased	622,577	2,353,414	5,443,171	1,466,189	1,501,408
Units redeemed	(2,443,142)	(9,365,838)	(15,321,927)	(253,842)	(200,289)
Units outstanding at end of year	13,734,431	50,309,582	123,150,326	1,829,144	1,982,168

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

98	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Serv Cl 2	Fid VIP Intl Cap Appr, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2
Operations
Investment income (loss) — net	$280,544	$570,860	$(58,076)	$(17,562)	$133,013
Net realized gain (loss) on sales of investments	1,407,583	2,823,818	83,582	24,064	(18,143)
Distributions from capital gains	1,452,803	3,550,988	—	—	—
Net change in unrealized appreciation (depreciation) of investments	3,153,308	7,618,714	1,717,462	470,802	135,010
Net increase (decrease) in net assets resulting from operations	6,294,238	14,564,380	1,742,968	477,304	249,880

Contract transactions
Contract purchase payments	96,212	4,314,998	5,267,365	2,424,182	5,876,157
Net transfers(1)	(277,373)	1,218,274	304,237	351,409	1,045,113
Transfers for policy loans	(6,449)	2,414	—	(12,314)	—
Adjustments to net assets allocated to contracts in payment period	(39,053)	(117,720)	—	—	—
Contract charges	(10,177)	(68,766)	(1,706)	(482)	(1,009)
Contract terminations:
Surrender benefits	(2,589,572)	(6,601,815)	(39,154)	(31,302)	(120,174)
Death benefits	(677,786)	(1,442,204)	(83,592)	(48,101)	(4,901)
Increase (decrease) from transactions	(3,504,198)	(2,694,819)	5,447,150	2,683,392	6,795,186
Net assets at beginning of year	37,405,330	84,649,201	1,499,012	637,278	816,615
Net assets at end of year	$40,195,370	$96,518,762	$8,689,130	$3,797,974	$7,861,681

Accumulation unit activity
Units outstanding at beginning of year	10,958,490	23,377,712	1,782,995	689,208	858,518
Units purchased	43,116	2,499,565	6,649,889	3,050,436	7,997,827
Units redeemed	(987,263)	(2,461,635)	(1,237,008)	(472,548)	(974,155)
Units outstanding at end of year	10,014,343	23,415,642	7,195,876	3,267,096	7,882,190

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	99

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2
Operations
Investment income (loss) — net	$(206,404)	$(1,819,384)	$10,201	$(38,793)	$5,250,529
Net realized gain (loss) on sales of investments	753,285	1,137,791	160,574	726,833	(1,871,036)
Distributions from capital gains	1,645,337	9,229,636	23,844	101,596	—
Net change in unrealized appreciation (depreciation) of investments	5,763,765	33,456,630	1,384,535	5,812,355	8,724,166
Net increase (decrease) in net assets resulting from operations	7,955,983	42,004,673	1,579,154	6,601,991	12,103,659

Contract transactions
Contract purchase payments	338,964	7,737,631	72,785	351,633	6,981,895
Net transfers(1)	(987,516)	(477,499)	203,875	1,395,479	11,746,750
Transfers for policy loans	(12,625)	(6,287)	(702)	7,084	11,202
Adjustments to net assets allocated to contracts in payment period	(106,185)	(88,932)	(4,218)	(20,606)	(46,060)
Contract charges	(16,618)	(245,541)	(2,365)	(27,135)	(52,502)
Contract terminations:
Surrender benefits	(4,945,050)	(27,680,864)	(543,926)	(3,083,072)	(11,967,581)
Death benefits	(949,620)	(4,729,729)	(124,153)	(307,223)	(3,160,221)
Increase (decrease) from transactions	(6,678,650)	(25,491,221)	(398,704)	(1,683,840)	3,513,483
Net assets at beginning of year	60,814,675	320,728,967	8,317,638	35,279,400	147,369,751
Net assets at end of year	$62,092,008	$337,242,419	$9,498,088	$40,197,551	$162,986,893

Accumulation unit activity
Units outstanding at beginning of year	6,629,881	70,982,436	4,330,413	17,219,181	131,771,278
Units purchased	35,267	2,198,142	129,430	850,427	16,502,194
Units redeemed	(725,856)	(7,421,615)	(320,867)	(1,555,971)	(13,399,563)
Units outstanding at end of year	5,939,292	65,758,963	4,138,976	16,513,637	134,873,909

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

100	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Inc, Cl 4	Frank Mutual Gbl Dis, Cl 4	Frank Mutual Shares, Cl 2
Operations
Investment income (loss) — net	$914,912	$2,450,364	$159,638	$6,411	$546,915
Net realized gain (loss) on sales of investments	(2,985,111)	(904,621)	(36,630)	188	(864,981)
Distributions from capital gains	—	3,740,594	248,183	22,719	5,180,275
Net change in unrealized appreciation (depreciation) of investments	6,568,447	(1,010,665)	(53,868)	28,654	2,218,631
Net increase (decrease) in net assets resulting from operations	4,498,248	4,275,672	317,323	57,972	7,080,840

Contract transactions
Contract purchase payments	442,728	358,428	2,997,611	295,544	498,978
Net transfers(1)	(1,492,222)	3,098,268	422,913	11,385	(624,762)
Transfers for policy loans	16,748	(7,880)	—	—	14,492
Adjustments to net assets allocated to contracts in payment period	(23,292)	(723)	—	—	(9,354)
Contract charges	(39,731)	(25,855)	(582)	(33)	(37,173)
Contract terminations:
Surrender benefits	(4,587,081)	(5,757,736)	(118,612)	(2,232)	(5,109,510)
Death benefits	(819,158)	(1,170,400)	(60,855)	—	(597,871)
Increase (decrease) from transactions	(6,502,008)	(3,505,898)	3,240,475	304,664	(5,865,200)
Net assets at beginning of year	48,212,512	59,977,508	2,476,105	133,837	61,099,068
Net assets at end of year	$46,208,752	$60,747,282	$6,033,903	$496,473	$62,314,708

Accumulation unit activity
Units outstanding at beginning of year	22,063,546	41,039,929	2,560,573	134,234	26,190,555
Units purchased	223,061	2,635,031	4,131,800	290,145	316,910
Units redeemed	(3,179,123)	(4,991,638)	(887,622)	(3,408)	(2,779,631)
Units outstanding at end of year	19,107,484	38,683,322	5,804,751	420,971	23,727,834

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	101

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	Frank Sm Cap Val, Cl 2	Frank Sm Cap Val, Cl 4	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Multi-Strategy Alt, Serv
Operations
Investment income (loss) — net	$(487,776)	$(13,172)	$150,892	$505,261	$61,573
Net realized gain (loss) on sales of investments	(2,761,847)	(14,187)	(204,389)	(35,465)	(631)
Distributions from capital gains	6,292,755	112,914	2,549,056	—	—
Net change in unrealized appreciation (depreciation) of investments	9,177,480	197,295	7,840,328	116,023	(8,404)
Net increase (decrease) in net assets resulting from operations	12,220,612	282,850	10,335,887	585,819	52,538

Contract transactions
Contract purchase payments	938,198	1,641,599	469,796	118,551	647,995
Net transfers(1)	(1,334,694)	69,983	(824,586)	(17,288)	13,619
Transfers for policy loans	(7,730)	—	(19,270)	95	—
Adjustments to net assets allocated to contracts in payment period	(14,013)	—	(95,593)	(235)	—
Contract charges	(58,303)	(219)	(96,894)	(3,037)	(63)
Contract terminations:
Surrender benefits	(9,326,492)	(20,357)	(8,509,403)	(418,753)	(23,100)
Death benefits	(1,623,521)	(36,979)	(1,327,830)	(110,672)	—
Increase (decrease) from transactions	(11,426,555)	1,654,027	(10,403,780)	(431,339)	638,451
Net assets at beginning of year	113,286,298	1,191,677	106,671,178	9,492,903	387,108
Net assets at end of year	$114,080,355	$3,128,554	$106,603,285	$9,647,383	$1,078,097

Accumulation unit activity
Units outstanding at beginning of year	25,397,806	1,205,405	15,315,665	10,136,404	401,252
Units purchased	293,290	1,931,125	66,874	368,795	976,904
Units redeemed	(3,034,682)	(297,741)	(1,518,676)	(797,647)	(326,209)
Units outstanding at end of year	22,656,414	2,838,789	13,863,863	9,707,552	1,051,947

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

102	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT Sm Cap Eq Insights, Serv	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Operations
Investment income (loss) — net	$7,128	$1,300	$(178,754)	$(99,018)	$(336,176)
Net realized gain (loss) on sales of investments	(59,121)	3,582	974,884	(20,315)	(491,258)
Distributions from capital gains	—	—	—	264,510	927,174
Net change in unrealized appreciation (depreciation) of investments	788,875	120,930	17,585,883	3,787,309	12,561,760
Net increase (decrease) in net assets resulting from operations	736,882	125,812	18,382,013	3,932,486	12,661,500

Contract transactions
Contract purchase payments	37,118	556,775	358,921	54,097	159,988
Net transfers(1)	(81,715)	59,437	(2,776,771)	(227,470)	(1,125,146)
Transfers for policy loans	(2,110)	—	7,852	(12,569)	(930)
Adjustments to net assets allocated to contracts in payment period	(2,293)	—	(97,335)	(1,998)	(186)
Contract charges	(1,279)	(73)	(125,941)	(4,026)	(101,620)
Contract terminations:
Surrender benefits	(254,249)	(6,288)	(6,893,522)	(836,635)	(3,133,887)
Death benefits	(38,748)	(42,007)	(860,778)	(76,854)	(559,335)
Increase (decrease) from transactions	(343,276)	567,844	(10,387,574)	(1,105,455)	(4,761,116)
Net assets at beginning of year	4,208,768	314,234	85,875,174	10,393,050	33,926,383
Net assets at end of year	$4,602,374	$1,007,890	$93,869,613	$13,220,081	$41,826,767

Accumulation unit activity
Units outstanding at beginning of year	974,690	330,457	26,351,558	3,864,463	13,038,300
Units purchased	7,842	778,900	109,251	16,910	183,023
Units redeemed	(81,313)	(207,053)	(2,999,669)	(364,831)	(1,679,877)
Units outstanding at end of year	901,219	902,304	23,461,140	3,516,542	11,541,446

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	103

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Plus Bond, Ser II	Invesco VI Dis Mid Cap Gro, Ser I
Operations
Investment income (loss) — net	$(318,742)	$610,999	$(342,839)	$49,862	$(132,483)
Net realized gain (loss) on sales of investments	(2,135,605)	3,511,727	153,797	(708)	(480,650)
Distributions from capital gains	—	10,464,407	1,525,363	—	—
Net change in unrealized appreciation (depreciation) of investments	3,975,794	(4,788,714)	11,415,882	92,712	2,403,706
Net increase (decrease) in net assets resulting from operations	1,521,447	9,798,419	12,752,203	141,866	1,790,573

Contract transactions
Contract purchase payments	1,658,017	2,425,627	295,397	3,025,793	94,747
Net transfers(1)	(2,090,187)	(1,590,476)	(237,978)	245,034	20,718
Transfers for policy loans	(1,329)	17,299	35,058	—	6,035
Adjustments to net assets allocated to contracts in payment period	(22,170)	(30,777)	(78,405)	—	(9,494)
Contract charges	(12,008)	(176,080)	(29,801)	(176)	(7,925)
Contract terminations:
Surrender benefits	(3,132,385)	(8,313,996)	(4,906,245)	(43,505)	(1,118,807)
Death benefits	(952,689)	(1,850,318)	(993,425)	—	(251,932)
Increase (decrease) from transactions	(4,552,751)	(9,518,721)	(5,915,399)	3,227,146	(1,266,658)
Net assets at beginning of year	32,128,877	95,536,227	61,007,102	366,409	15,420,735
Net assets at end of year	$29,097,573	$95,815,925	$67,843,906	$3,735,421	$15,944,650

Accumulation unit activity
Units outstanding at beginning of year	26,236,118	27,918,335	13,894,125	387,399	12,594,030
Units purchased	1,604,350	1,005,802	68,600	3,703,474	192,342
Units redeemed	(5,324,161)	(3,610,555)	(1,278,681)	(309,336)	(1,177,897)
Units outstanding at end of year	22,516,307	25,313,582	12,684,044	3,781,537	11,608,475

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

104	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI EQV Intl Eq, Ser II	Invesco VI Global, Ser II
Operations
Investment income (loss) — net	$(92,024)	$194,038	$67,781	$(338,583)	$(1,133,806)
Net realized gain (loss) on sales of investments	(512,514)	186,887	70,051	13,689	(1,198,088)
Distributions from capital gains	—	1,444,228	797,691	27,829	13,436,243
Net change in unrealized appreciation (depreciation) of investments	1,720,511	(478,989)	(235,363)	6,143,135	21,378,963
Net increase (decrease) in net assets resulting from operations	1,115,973	1,346,164	700,160	5,846,070	32,483,312

Contract transactions
Contract purchase payments	84,546	122,113	83,814	324,258	2,129,132
Net transfers(1)	(185,962)	(694,976)	(726,726)	(607,288)	(4,613,298)
Transfers for policy loans	(1,039)	4,557	660	(6,712)	8,331
Adjustments to net assets allocated to contracts in payment period	—	(11,646)	(4,305)	(9,793)	(47,988)
Contract charges	(6,547)	(10,774)	(6,472)	(33,367)	(66,312)
Contract terminations:
Surrender benefits	(770,433)	(1,614,520)	(1,029,073)	(3,438,061)	(7,820,569)
Death benefits	(42,968)	(336,142)	(158,464)	(384,103)	(2,263,305)
Increase (decrease) from transactions	(922,403)	(2,541,388)	(1,840,566)	(4,155,066)	(12,674,009)
Net assets at beginning of year	9,954,252	18,878,172	10,597,641	36,629,567	103,292,568
Net assets at end of year	$10,147,822	$17,682,948	$9,457,235	$38,320,571	$123,101,871

Accumulation unit activity
Units outstanding at beginning of year	8,247,175	7,439,427	4,379,034	19,003,021	37,551,702
Units purchased	149,876	67,284	34,509	220,718	665,299
Units redeemed	(877,421)	(1,065,058)	(789,405)	(2,215,843)	(4,655,928)
Units outstanding at end of year	7,519,630	6,441,653	3,624,138	17,007,896	33,561,073

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	105

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Hlth, Ser II	Invesco VI Main St, Ser II	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I
Operations
Investment income (loss) — net	$(1,150,235)	$(302,952)	$(11,607)	$(42,159)	$(190,627)
Net realized gain (loss) on sales of investments	(3,807,098)	(865,319)	(251,042)	229,679	(703,243)
Distributions from capital gains	—	—	154,713	—	—
Net change in unrealized appreciation (depreciation) of investments	14,001,482	1,636,808	561,374	13,919,391	9,090,869
Net increase (decrease) in net assets resulting from operations	9,044,149	468,537	453,438	14,106,911	8,196,999

Contract transactions
Contract purchase payments	783,164	307,915	96,919	3,319,533	153,179
Net transfers(1)	1,593,976	(1,255,884)	(153,317)	2,974,602	352,722
Transfers for policy loans	17,861	3,404	—	(20,095)	(2,855)
Adjustments to net assets allocated to contracts in payment period	76,127	(23,104)	11,648	(17,006)	(3,735)
Contract charges	(160,009)	(19,351)	(1,614)	(43,928)	(27,647)
Contract terminations:
Surrender benefits	(11,206,104)	(3,870,832)	(224,719)	(6,274,306)	(2,199,604)
Death benefits	(2,684,603)	(271,522)	(178,618)	(1,210,875)	(284,818)
Increase (decrease) from transactions	(11,579,588)	(5,129,374)	(449,701)	(1,272,075)	(2,012,758)
Net assets at beginning of year	126,018,115	36,734,266	2,295,030	85,386,232	18,661,976
Net assets at end of year	$123,482,676	$32,073,429	$2,298,767	$98,221,068	$24,846,217

Accumulation unit activity
Units outstanding at beginning of year	85,983,628	11,723,563	1,596,828	23,898,490	8,033,146
Units purchased	1,883,080	103,196	61,958	1,754,561	186,760
Units redeemed	(9,674,331)	(1,772,329)	(351,948)	(2,180,886)	(889,830)
Units outstanding at end of year	78,192,377	10,054,430	1,306,838	23,472,165	7,330,076

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

106	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	Invesco VI Tech, Ser II	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Forty, Serv
Operations
Investment income (loss) — net	$(19,311)	$936,227	$(103,896)	$1,460,489	$(12,079)
Net realized gain (loss) on sales of investments	4,058	826,589	231,609	(1,158,227)	12,967
Distributions from capital gains	—	—	1,082,670	—	—
Net change in unrealized appreciation (depreciation) of investments	654,579	14,202,594	988,480	1,897,360	411,040
Net increase (decrease) in net assets resulting from operations	639,326	15,965,410	2,198,863	2,199,622	411,928

Contract transactions
Contract purchase payments	1,820,825	10,830,370	71,688	2,681,680	1,138,832
Net transfers(1)	536,403	3,121,125	(81,903)	7,051,266	429,266
Transfers for policy loans	—	1,288	(6,665)	1,887	—
Adjustments to net assets allocated to contracts in payment period	—	389,266	(6,417)	(5,907)	—
Contract charges	(541)	(42,816)	(5,231)	(15,785)	(707)
Contract terminations:
Surrender benefits	(36,042)	(7,763,226)	(1,138,309)	(3,845,022)	(29,601)
Death benefits	(41,736)	(4,106,614)	(269,519)	(985,909)	—
Increase (decrease) from transactions	2,278,909	2,429,393	(1,436,356)	4,882,210	1,537,790
Net assets at beginning of year	489,639	113,815,583	13,771,867	49,951,385	477,226
Net assets at end of year	$3,407,874	$132,210,386	$14,534,374	$57,033,217	$2,426,944

Accumulation unit activity
Units outstanding at beginning of year	609,554	88,215,273	5,342,739	49,715,333	550,417
Units purchased	2,734,257	10,819,265	25,553	9,598,342	1,511,491
Units redeemed	(414,428)	(9,423,362)	(540,306)	(4,852,431)	(30,732)
Units outstanding at end of year	2,929,383	89,611,176	4,827,986	54,461,244	2,031,176

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	107

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Emer Mkts Eq, Serv	Lazard Ret Global Dyn MA, Serv
Operations
Investment income (loss) — net	$(239,033)	$114,585	$(493,139)	$10,671	$(116,244)
Net realized gain (loss) on sales of investments	522,945	311,872	1,023,542	525	(338,719)
Distributions from capital gains	—	—	—	—	609,672
Net change in unrealized appreciation (depreciation) of investments	11,337,753	1,379,979	17,126,752	19,309	812,664
Net increase (decrease) in net assets resulting from operations	11,621,665	1,806,436	17,657,155	30,505	967,373

Contract transactions
Contract purchase payments	1,650,598	1,056,454	378,346	304,997	238,620
Net transfers(1)	702,170	(32,911)	1,947,267	19,056	(917,873)
Transfers for policy loans	(1,578)	6,773	5,342	—	—
Adjustments to net assets allocated to contracts in payment period	(17,951)	(9,386)	(8,339)	—	—
Contract charges	(11,512)	(9,261)	(48,035)	(61)	(5,300)
Contract terminations:
Surrender benefits	(1,957,281)	(1,545,008)	(3,436,331)	(11,276)	(752,141)
Death benefits	(296,193)	(139,211)	(821,164)	(10,681)	(1,151,142)
Increase (decrease) from transactions	68,253	(672,550)	(1,982,914)	302,035	(2,587,836)
Net assets at beginning of year	22,289,861	19,075,426	43,310,938	41,692	11,621,587
Net assets at end of year	$33,979,779	$20,209,312	$58,985,179	$374,232	$10,001,124

Accumulation unit activity
Units outstanding at beginning of year	9,650,007	10,668,442	15,712,470	43,344	8,730,609
Units purchased	900,228	1,016,717	880,373	423,834	176,065
Units redeemed	(955,521)	(1,163,712)	(1,430,297)	(135,639)	(2,073,123)
Units outstanding at end of year	9,594,714	10,521,447	15,162,546	331,539	6,833,551

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

108	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	Lord Abt Bond Debenture, Cl VC	Lord Abt Short Dur Inc, Cl VC	LVIP AC Intl, Serv Cl	LVIP AC Intl, Std Cl II	LVIP AC Mid Cap Val, Serv Cl
Operations
Investment income (loss) — net	$140,215	$329,240	$60,782	$35,724	$474,917
Net realized gain (loss) on sales of investments	3,217	3,076	146,259	20,279	8,610
Distributions from capital gains	—	—	—	—	4,394,110
Net change in unrealized appreciation (depreciation) of investments	954	(85,833)	1,605,932	637,186	(3,054,694)
Net increase (decrease) in net assets resulting from operations	144,386	246,483	1,812,973	693,189	1,822,943

Contract transactions
Contract purchase payments	2,050,225	6,076,160	414,633	45,708	1,549,167
Net transfers(1)	238,760	322,618	50,177	(88,277)	(1,273,345)
Transfers for policy loans	—	—	1,006	(4,059)	11,510
Adjustments to net assets allocated to contracts in payment period	—	—	(11,857)	(4,461)	(28,434)
Contract charges	(181)	(615)	(12,350)	(1,718)	(21,229)
Contract terminations:
Surrender benefits	(41,362)	(205,693)	(1,377,518)	(608,317)	(3,328,250)
Death benefits	(43,199)	(5,018)	(119,144)	(43,326)	(326,033)
Increase (decrease) from transactions	2,204,243	6,187,452	(1,055,053)	(704,450)	(3,416,614)
Net assets at beginning of year	887,185	2,272,940	16,057,840	6,232,614	40,248,737
Net assets at end of year	$3,235,814	$8,706,875	$16,815,760	$6,221,353	$38,655,066

Accumulation unit activity
Units outstanding at beginning of year	935,199	2,325,756	7,607,881	3,217,369	12,448,475
Units purchased	2,537,100	7,982,880	555,277	56,229	653,517
Units redeemed	(235,721)	(1,743,435)	(798,281)	(394,002)	(1,609,244)
Units outstanding at end of year	3,236,578	8,565,201	7,364,877	2,879,596	11,492,748

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	109

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	LVIP AC Ultra, Serv Cl	LVIP AC Val, Serv Cl	LVIP AC Val, Std Cl II	LVIP JPM US Eq, Serv Cl(2)	Mac VIP Asset Strategy, Serv Cl
Operations
Investment income (loss) — net	$(411,069)	$2,201,719	$426,108	$(68)	$125,586
Net realized gain (loss) on sales of investments	897,741	4,823,145	1,054,964	7,272	(470,911)
Distributions from capital gains	3,191,809	13,950,631	2,208,136	16,823	—
Net change in unrealized appreciation (depreciation) of investments	11,444,649	(7,586,110)	(1,535,533)	479,290	1,835,419
Net increase (decrease) in net assets resulting from operations	15,123,130	13,389,385	2,153,675	503,317	1,490,094

Contract transactions
Contract purchase payments	302,800	6,292,882	155,796	64,875	212,999
Net transfers(1)	2,371,774	(4,769,416)	(372,116)	3,276,923	57,955
Transfers for policy loans	(7,536)	10,666	(46,329)	—	345
Adjustments to net assets allocated to contracts in payment period	(12,794)	8,847	(28,841)	—	(17,439)
Contract charges	(29,207)	(91,001)	(5,892)	(1,748)	(5,359)
Contract terminations:
Surrender benefits	(3,629,695)	(14,139,579)	(2,265,386)	(19,001)	(1,223,614)
Death benefits	(378,926)	(3,310,376)	(368,835)	(5,394)	(460,377)
Increase (decrease) from transactions	(1,383,584)	(15,997,977)	(2,931,603)	3,315,655	(1,435,490)
Net assets at beginning of year	36,105,898	180,525,593	28,456,286	—	12,502,154
Net assets at end of year	$49,845,444	$177,917,001	$27,678,358	$3,818,972	$12,556,758

Accumulation unit activity
Units outstanding at beginning of year	8,896,850	51,027,108	5,778,354	—	9,144,724
Units purchased	645,135	1,828,648	30,998	3,301,977	408,582
Units redeemed	(895,112)	(6,550,437)	(615,816)	(23,389)	(1,421,181)
Units outstanding at end of year	8,646,873	46,305,319	5,193,536	3,278,588	8,132,125

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 28, 2023 (commencement of operations) to December 31, 2023.

See accompanying notes to financial statements.

110	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	Mac VIP for Inc, Serv Cl	MFS Gbl Real Est, Serv Cl	MFS Intl Gro, Serv Cl	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl
Operations
Investment income (loss) — net	$31,863	$(3,320)	$1,611	$(569,959)	$(249,386)
Net realized gain (loss) on sales of investments	(200)	(12,434)	(16,685)	355,600	(1,593,620)
Distributions from capital gains	—	50,027	62,895	3,515,571	—
Net change in unrealized appreciation (depreciation) of investments	49,842	51,704	138,423	10,417,133	5,499,874
Net increase (decrease) in net assets resulting from operations	81,505	85,977	186,244	13,718,345	3,656,868

Contract transactions
Contract purchase payments	477,743	517,860	1,895,254	404,279	204,068
Net transfers(1)	26,938	76,575	341,042	(2,023,300)	26,809
Transfers for policy loans	—	—	—	(5,317)	184
Adjustments to net assets allocated to contracts in payment period	—	—	—	(104,603)	(17,473)
Contract charges	(15)	(277)	(327)	(31,208)	(18,993)
Contract terminations:
Surrender benefits	(7,909)	(3,413)	(14,365)	(5,103,739)	(2,144,205)
Death benefits	—	(41,481)	(42,739)	(788,515)	(211,549)
Increase (decrease) from transactions	496,757	549,264	2,178,865	(7,652,403)	(2,161,159)
Net assets at beginning of year	395,568	394,109	596,758	63,984,791	28,557,521
Net assets at end of year	$973,830	$1,029,350	$2,961,867	$70,050,733	$30,053,230

Accumulation unit activity
Units outstanding at beginning of year	413,155	483,095	610,660	29,550,481	8,687,944
Units purchased	664,381	812,119	2,390,983	231,267	115,926
Units redeemed	(165,636)	(147,036)	(321,708)	(3,358,394)	(729,494)
Units outstanding at end of year	911,900	1,148,178	2,679,935	26,423,354	8,074,376

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	111

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	MFS Research Intl, Serv Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl II	NB AMT Sus Eq, Cl S	PIMCO VIT All Asset, Advisor Cl
Operations
Investment income (loss) — net	$(943)	$3,228,424	$(592,822)	$(143,163)	$927,616
Net realized gain (loss) on sales of investments	3,375	2,454,215	(14,104,439)	270,513	(1,496,328)
Distributions from capital gains	—	7,654,458	—	248,900	—
Net change in unrealized appreciation (depreciation) of investments	106,861	(18,558,050)	35,215,699	3,126,696	3,939,797
Net increase (decrease) in net assets resulting from operations	109,293	(5,220,953)	20,518,438	3,502,946	3,371,085

Contract transactions
Contract purchase payments	1,140,993	2,662,775	3,275,137	1,305,620	1,330,749
Net transfers(1)	196,489	(6,036,041)	(874,578)	216,708	(1,022,525)
Transfers for policy loans	—	17,236	19,310	7,304	7,729
Adjustments to net assets allocated to contracts in payment period	—	8,527	(9,005)	—	13,380
Contract charges	(485)	(79,670)	(31,501)	(5,843)	(45,914)
Contract terminations:
Surrender benefits	(12,872)	(13,095,261)	(3,839,304)	(897,546)	(4,458,273)
Death benefits	(35,613)	(2,517,699)	(643,990)	(210,042)	(845,225)
Increase (decrease) from transactions	1,288,512	(19,040,133)	(2,103,931)	416,201	(5,020,079)
Net assets at beginning of year	423,375	153,187,598	48,221,137	13,471,303	51,711,024
Net assets at end of year	$1,821,180	$128,926,512	$66,635,644	$17,390,450	$50,062,030

Accumulation unit activity
Units outstanding at beginning of year	438,816	35,725,316	19,127,522	4,438,590	28,885,610
Units purchased	1,523,620	673,877	1,555,529	585,460	798,944
Units redeemed	(269,384)	(5,524,467)	(2,162,085)	(466,518)	(3,512,243)
Units outstanding at end of year	1,693,052	30,874,726	18,520,966	4,557,532	26,172,311

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

112	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Intl Val, Cl IB
Operations
Investment income (loss) — net	$57,816	$1,371,278	$(131,328)	$(80,558)	$(2,195)
Net realized gain (loss) on sales of investments	(422,247)	(1,214,974)	34,344	39,639	4,144
Distributions from capital gains	—	—	1,794,273	—	—
Net change in unrealized appreciation (depreciation) of investments	975,568	2,498,188	146,844	1,616,454	206,343
Net increase (decrease) in net assets resulting from operations	611,137	2,654,492	1,844,133	1,575,535	208,292

Contract transactions
Contract purchase payments	34,832	4,163,667	2,167,064	83,484	1,813,230
Net transfers(1)	19,302	5,219,629	(504,586)	208,269	329,305
Transfers for policy loans	888	2,088	(7,296)	(2,333)	—
Adjustments to net assets allocated to contracts in payment period	(422)	—	(7,689)	(2,170)	—
Contract charges	(1,362)	(14,861)	(15,764)	(6,466)	(291)
Contract terminations:
Surrender benefits	(217,268)	(3,822,401)	(1,712,827)	(915,558)	(13,269)
Death benefits	(642,904)	(739,302)	(441,058)	(55,389)	(59,782)
Increase (decrease) from transactions	(806,934)	4,808,820	(522,156)	(690,163)	2,069,193
Net assets at beginning of year	5,604,815	52,772,850	23,142,670	9,302,570	274,802
Net assets at end of year	$5,409,018	$60,236,162	$24,464,647	$10,187,942	$2,552,287

Accumulation unit activity
Units outstanding at beginning of year	4,495,446	54,368,697	5,651,631	4,961,061	269,952
Units purchased	484,700	9,884,784	1,163,426	155,280	2,346,093
Units redeemed	(1,094,053)	(5,028,443)	(754,885)	(493,935)	(475,310)
Units outstanding at end of year	3,886,093	59,225,038	6,060,172	4,622,406	2,140,735

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	113

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	Put VT Lg Cap Val, Cl IB	Put VT Sus Fut, Cl B	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl
Operations
Investment income (loss) — net	$16,728	$(4,308)	$(367,667)	$(107,922)	$(84,984)
Net realized gain (loss) on sales of investments	(10,269)	3,197	1,207,144	493,134	(115,970)
Distributions from capital gains	166,739	—	2,195,371	988,753	—
Net change in unrealized appreciation (depreciation) of investments	516,026	233,836	13,009,176	5,768,083	1,880,305
Net increase (decrease) in net assets resulting from operations	689,224	232,725	16,044,024	7,142,048	1,679,351

Contract transactions
Contract purchase payments	4,305,556	1,394,095	238,843	2,013,995	82,426
Net transfers(1)	626,543	19,412	(242,132)	(289,434)	(157,623)
Transfers for policy loans	—	—	26,707	16,646	(1,221)
Adjustments to net assets allocated to contracts in payment period	—	—	(96,073)	(7,038)	(6,821)
Contract charges	(747)	(165)	(30,491)	(16,189)	(3,131)
Contract terminations:
Surrender benefits	(59,191)	(2,197)	(4,935,557)	(2,116,482)	(845,428)
Death benefits	(170,576)	—	(1,321,037)	(329,049)	(27,841)
Increase (decrease) from transactions	4,701,585	1,411,145	(6,359,740)	(727,551)	(959,639)
Net assets at beginning of year	1,755,770	26,657	67,887,266	29,066,321	10,011,437
Net assets at end of year	$7,146,579	$1,670,527	$77,571,550	$35,480,818	$10,731,149

Accumulation unit activity
Units outstanding at beginning of year	1,743,796	29,184	13,259,614	7,391,621	1,702,158
Units purchased	5,259,731	2,267,262	47,457	2,431,573	13,195
Units redeemed	(800,746)	(801,216)	(1,170,502)	(965,527)	(166,007)
Units outstanding at end of year	6,202,781	1,495,230	12,136,569	8,857,667	1,549,346

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

114	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Operations
Investment income (loss) — net	$(189,531)	$157,749	$(314,762)	$(7,560,892)	$(3,897,971)
Net realized gain (loss) on sales of investments	(1,341,600)	320,155	(438,280)	49,793,135	31,974,076
Distributions from capital gains	—	685,181	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,801,129	757,797	3,273,418	71,488,050	35,201,396
Net increase (decrease) in net assets resulting from operations	269,998	1,920,882	2,520,376	113,720,293	63,277,501

Contract transactions
Contract purchase payments	131,440	56,331	1,301,837	32,651,390	3,850,156
Net transfers(1)	(1,998,064)	(76,581)	1,226,441	(39,984,129)	(15,196,666)
Transfers for policy loans	(1,697)	1,714	(2,669)	170,766	37,372
Adjustments to net assets allocated to contracts in payment period	—	(16,928)	—	(45,534)	—
Contract charges	(6,227)	(3,509)	(9,147)	(3,829,829)	(2,153,271)
Contract terminations:
Surrender benefits	(1,405,938)	(745,427)	(2,652,483)	(49,989,037)	(33,928,750)
Death benefits	(158,822)	(109,126)	(269,345)	(8,879,020)	(2,310,888)
Increase (decrease) from transactions	(3,439,308)	(893,526)	(405,366)	(69,905,393)	(49,702,047)
Net assets at beginning of year	20,670,965	10,107,318	27,791,285	745,332,291	417,888,455
Net assets at end of year	$17,501,655	$11,134,674	$29,906,295	$789,147,191	$431,463,909

Accumulation unit activity
Units outstanding at beginning of year	25,465,571	2,165,547	28,069,668	353,189,740	195,567,016
Units purchased	178,817	24,530	3,006,810	18,094,606	2,560,531
Units redeemed	(4,440,088)	(197,135)	(3,394,366)	(47,596,582)	(24,241,294)
Units outstanding at end of year	21,204,300	1,992,942	27,682,112	323,687,764	173,886,253

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	115

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2
Operations
Investment income (loss) — net	$(4,578,937)	$(2,882,039)	$(2,182,104)	$(3,436,923)	$(5,460,446)
Net realized gain (loss) on sales of investments	4,254,856	7,694,859	1,368,065	3,091,411	269,554
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	31,660,461	16,195,936	24,240,754	44,368,796	39,819,965
Net increase (decrease) in net assets resulting from operations	31,336,380	21,008,756	23,426,715	44,023,284	34,629,073

Contract transactions
Contract purchase payments	8,166,753	320,318	532,955	5,572,904	4,563,801
Net transfers(1)	10,997,395	4,418,656	13,153,740	(2,215,445)	3,814,012
Transfers for policy loans	11,871	23,233	5,755	430	9,307
Adjustments to net assets allocated to contracts in payment period	(102,471)	—	(7,387)	(48,964)	(22,191)
Contract charges	(4,040,948)	(2,198,473)	(3,689,270)	(5,563,555)	(9,487,020)
Contract terminations:
Surrender benefits	(48,298,066)	(34,489,089)	(8,688,265)	(12,266,638)	(47,983,167)
Death benefits	(13,226,081)	(8,565,114)	(1,843,881)	(1,520,336)	(7,879,842)
Increase (decrease) from transactions	(46,491,547)	(40,490,469)	(536,353)	(16,041,604)	(56,985,100)
Net assets at beginning of year	453,757,110	309,416,320	209,643,363	338,221,212	548,638,965
Net assets at end of year	$438,601,943	$289,934,607	$232,533,725	$366,202,892	$526,282,938

Accumulation unit activity
Units outstanding at beginning of year	364,057,563	246,692,247	196,285,934	289,530,601	510,679,345
Units purchased	17,778,123	3,756,888	12,801,416	8,101,797	20,238,693
Units redeemed	(54,207,584)	(35,085,576)	(13,249,793)	(21,267,259)	(72,611,913)
Units outstanding at end of year	327,628,102	215,363,559	195,837,557	276,365,139	458,306,125

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

116	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
Operations
Investment income (loss) — net	$(11,005,252)	$(99,076,462)	$(111,900,425)	$(63,252,979)	$(46,408,888)
Net realized gain (loss) on sales of investments	20,715,314	229,224,709	335,899,978	212,565,035	297,810,487
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	82,228,480	1,142,663,417	955,847,612	563,163,625	300,048,867
Net increase (decrease) in net assets resulting from operations	91,938,542	1,272,811,664	1,179,847,165	712,475,681	551,450,466

Contract transactions
Contract purchase payments	4,253,569	16,997,454	39,585,097	103,983,427	5,870,450
Net transfers(1)	3,700,351	(44,268,591)	(97,982,335)	166,516,439	18,870,169
Transfers for policy loans	(36,262)	23,015	(32,011)	95,890	277,045
Adjustments to net assets allocated to contracts in payment period	(109,678)	(162,610)	125,895	(248,808)	—
Contract charges	(17,804,686)	(167,389,262)	(186,915,793)	(70,644,546)	(37,759,131)
Contract terminations:
Surrender benefits	(71,911,628)	(468,345,058)	(742,849,567)	(525,716,853)	(438,989,203)
Death benefits	(17,895,736)	(57,454,157)	(102,235,394)	(96,818,316)	(97,920,141)
Increase (decrease) from transactions	(99,804,070)	(720,599,209)	(1,090,304,108)	(422,832,767)	(549,650,811)
Net assets at beginning of year	1,094,440,598	9,852,364,491	11,208,243,941	6,245,287,406	4,942,959,274
Net assets at end of year	$1,086,575,070	$10,404,576,946	$11,297,786,998	$6,534,930,320	$4,944,758,929

Accumulation unit activity
Units outstanding at beginning of year	938,364,051	7,214,937,167	8,355,741,886	3,731,168,083	2,930,321,505
Units purchased	41,678,760	144,870,290	201,381,194	170,978,714	15,466,745
Units redeemed	(125,097,080)	(650,335,568)	(1,000,784,915)	(411,250,196)	(325,677,645)
Units outstanding at end of year	854,945,731	6,709,471,889	7,556,338,165	3,490,896,601	2,620,110,605

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	117

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Bond, Cl 2
Operations
Investment income (loss) — net	$(20,960,851)	$(12,100,878)	$(10,408,643)	$(7,942,928)	$216,561
Net realized gain (loss) on sales of investments	147,698,640	104,020,729	32,101,439	44,602,183	(340,520)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	145,760,560	76,870,038	69,654,283	36,847,861	867,894
Net increase (decrease) in net assets resulting from operations	272,498,349	168,789,889	91,347,079	73,507,116	743,935

Contract transactions
Contract purchase payments	61,894,499	8,230,838	23,155,088	940,661	1,713,619
Net transfers(1)	(143,626,507)	(42,412,202)	702,773	(1,678,269)	1,177,268
Transfers for policy loans	18,112	(56,140)	24,494	31,030	217
Adjustments to net assets allocated to contracts in payment period	(284,558)	—	97,739	—	—
Contract charges	(10,164,166)	(5,809,035)	(8,258,053)	(5,572,457)	(20,118)
Contract terminations:
Surrender benefits	(161,080,249)	(120,676,822)	(81,860,321)	(77,927,394)	(812,477)
Death benefits	(21,473,704)	(12,078,084)	(29,800,483)	(24,983,666)	(281,115)
Increase (decrease) from transactions	(274,716,573)	(172,801,445)	(95,938,763)	(109,190,095)	1,777,394
Net assets at beginning of year	2,119,615,610	1,312,157,046	1,025,805,453	843,639,695	13,251,918
Net assets at end of year	$2,117,397,386	$1,308,145,490	$1,021,213,769	$807,956,716	$15,773,247

Accumulation unit activity
Units outstanding at beginning of year	1,127,205,675	689,542,042	712,620,514	581,044,419	12,422,804
Units purchased	33,287,609	4,101,012	24,284,852	1,719,630	2,889,972
Units redeemed	(170,157,107)	(89,694,891)	(88,903,304)	(74,218,300)	(1,202,813)
Units outstanding at end of year	990,336,177	603,948,163	648,002,062	508,545,749	14,109,963

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

118	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 2	VP Ptnrs Intl Val, Cl 2
Operations
Investment income (loss) — net	$(120,269)	$(163,432)	$13,132	$(272,347)	$199,847
Net realized gain (loss) on sales of investments	748,111	2,339,928	(235,214)	(504,829)	(68,098)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,590,503	1,604,860	2,765,971	4,829,890	3,307,113
Net increase (decrease) in net assets resulting from operations	2,218,345	3,781,356	2,543,889	4,052,714	3,438,862

Contract transactions
Contract purchase payments	308,256	64,362	603,522	879,142	1,171,799
Net transfers(1)	141,470	(415,677)	2,515,960	(793,183)	25,853
Transfers for policy loans	(2,598)	14,494	101	(12,045)	206
Adjustments to net assets allocated to contracts in payment period	—	(5,067)	—	—	—
Contract charges	(11,342)	(34,499)	(25,835)	(24,852)	(19,659)
Contract terminations:
Surrender benefits	(1,140,605)	(2,139,909)	(629,930)	(1,755,503)	(1,199,746)
Death benefits	(115,909)	(329,214)	(66,588)	(385,586)	(1,256,475)
Increase (decrease) from transactions	(820,728)	(2,845,510)	2,397,230	(2,092,027)	(1,278,022)
Net assets at beginning of year	10,090,334	17,356,032	15,089,897	31,851,194	22,303,750
Net assets at end of year	$11,487,951	$18,291,878	$20,031,016	$33,811,881	$24,464,590

Accumulation unit activity
Units outstanding at beginning of year	3,470,422	6,635,410	10,608,988	20,431,865	18,872,159
Units purchased	155,049	64,719	1,989,708	609,605	1,222,459
Units redeemed	(414,687)	(1,036,963)	(469,595)	(1,899,321)	(2,229,111)
Units outstanding at end of year	3,210,784	5,663,166	12,129,101	19,142,149	17,865,507

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	119

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2
Operations
Investment income (loss) — net	$(155,988)	$(113,552)	$(399,920)	$(2,990,686)	$(34,054,592)
Net realized gain (loss) on sales of investments	(37,569)	85,675	3,168,574	1,525,315	34,522,187
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,033,088	1,041,619	1,825,394	29,951,884	505,577,431
Net increase (decrease) in net assets resulting from operations	839,531	1,013,742	4,594,048	28,486,513	506,045,026

Contract transactions
Contract purchase payments	1,238,627	553,396	294,428	4,049,696	10,175,065
Net transfers(1)	539,253	(431,385)	307,913	12,398,063	48,374,854
Transfers for policy loans	114	83	688	888	6,319
Adjustments to net assets allocated to contracts in payment period	—	—	(36,954)	(18,962)	—
Contract charges	(25,566)	(18,999)	(93,595)	(4,598,699)	(59,981,855)
Contract terminations:
Surrender benefits	(622,049)	(346,015)	(4,039,812)	(17,781,399)	(130,090,437)
Death benefits	(401,515)	(135,771)	(858,101)	(3,709,241)	(19,298,932)
Increase (decrease) from transactions	728,864	(378,691)	(4,425,433)	(9,659,654)	(150,814,986)
Net assets at beginning of year	14,255,621	10,580,861	47,331,726	282,912,330	3,322,897,778
Net assets at end of year	$15,824,016	$11,215,912	$47,500,341	$301,739,189	$3,678,127,818

Accumulation unit activity
Units outstanding at beginning of year	5,632,415	4,738,678	13,574,106	252,348,696	2,536,094,482
Units purchased	852,830	346,019	203,454	15,315,517	61,144,997
Units redeemed	(579,120)	(487,825)	(1,412,610)	(23,303,952)	(170,434,576)
Units outstanding at end of year	5,906,125	4,596,872	12,364,950	244,360,261	2,426,804,903

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

120	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP US Flex Mod Gro, Cl 2	Wanger Acorn	Wanger Intl	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$(17,726,277)	$(1,363,411)	$(594,273)	$416,229
Net realized gain (loss) on sales of investments	17,764,885	(12,786,089)	(4,504,542)	(416,284)
Distributions from capital gains	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	214,728,450	43,103,918	20,328,679	869,057
Net increase (decrease) in net assets resulting from operations	214,767,058	28,954,418	15,229,864	869,002

Contract transactions
Contract purchase payments	13,516,603	1,662,663	1,693,652	741,534
Net transfers(1)	13,214,019	(2,828,592)	(1,623,359)	(1,009,065)
Transfers for policy loans	4,828	20,803	37,508	—
Adjustments to net assets allocated to contracts in payment period	(45,475)	(63,492)	(961)	—
Contract charges	(28,927,465)	(132,939)	(106,862)	(2,839)
Contract terminations:
Surrender benefits	(79,373,918)	(13,570,909)	(9,289,644)	(579,588)
Death benefits	(14,727,649)	(1,836,252)	(1,390,360)	(98,765)
Increase (decrease) from transactions	(96,339,057)	(16,748,718)	(10,680,026)	(948,723)
Net assets at beginning of year	1,742,584,184	147,223,126	100,085,453	10,760,413
Net assets at end of year	$1,861,012,185	$159,428,826	$104,635,291	$10,680,692

Accumulation unit activity
Units outstanding at beginning of year	1,428,098,853	36,059,676	33,274,331	9,922,168
Units purchased	29,652,615	413,855	600,682	764,069
Units redeemed	(105,059,139)	(4,047,204)	(3,815,336)	(1,650,086)
Units outstanding at end of year	1,352,692,329	32,426,327	30,059,677	9,036,151

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	121

Notes to Financial Statements

1. ORGANIZATION

RiverSource Variable Account 10 (the Account) was established under Minnesota law as a segregated asset account of RiverSource Life Insurance Company (RiverSource Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life. The following is a list of each variable annuity product funded through the Account.

RiverSource® Retirement Advisor Variable Annuity (RAVA)

RiverSource® Retirement Advisor Advantage Variable Annuity (RAVA Advantage)

RiverSource® Retirement Advisor Select Variable Annuity (RAVA Select)

RiverSource® Retirement Advisor Advantage Plus Variable Annuity (RAVA Advantage Plus)

RiverSource® Retirement Advisor Select Plus Variable Annuity (RAVA Select Plus)

RiverSource® Retirement Advisor 4 Advantage® Variable Annuity (RAVA 4 Advantage)

RiverSource® Retirement Advisor 4 Select® Variable Annuity (RAVA 4 Select)

RiverSource® Retirement Advisor 4 Access® Variable Annuity (RAVA 4 Access)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed prior to April 30, 2012)

RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed prior to April 30, 2012)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed prior to April 30, 2012)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 29, 2013)

RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed on or after April 29, 2013)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after April 29, 2013)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 29, 2019)

RiverSource® RAVA 5 ChoiceSM Variable Annuity (RAVA 5 Choice)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after June 22, 2020)

RiverSource® RAVA Apex Variable Annuity (RAVA Apex)

RiverSource® RAVA Vista Variable Annuity (RAVA Vista)

RiverSource® Flexible Portfolio Annuity (FPA)

RiverSource® Retirement Group Annuity Contract I (Retirement GAC I)

RiverSource® Retirement Group Annuity Contract II (Retirement GAC II)

RiverSource® Retirement Advisor Variable Annuity – Band 3 (RAVA Band 3)*

RiverSource® Retirement Advisor Advantage Variable Annuity – Band 3 (RAVA Advantage Band 3)*

*

New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts. For each division, the financial statements are comprised of a statement of assets and liabilities as of December 31, 2024, a related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, all presented to reflect a full twelve month period except as noted below.

122	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B)
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B	AB VPS Large Cap Growth Portfolio (Class B)
AB VPS Relative Val, Cl B	AB VPS Relative Value Portfolio (Class B)
AB VPS Sus Gbl Thematic, Cl B	AB VPS Sustainable Global Thematic Portfolio (Class B)
Allspg VT Index Asset Alloc, Cl 2	Allspring VT Index Asset Allocation Fund – Class 2
Allspg VT Opp, Cl 2	Allspring VT Opportunity Fund – Class 2
Allspg VT Sm Cap Gro, Cl 2	Allspring VT Small Cap Growth Fund – Class 2
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
BlackRock Adv SMID Cap VI, Cl III	BlackRock Advantage SMID Cap V.I. Fund (Class III)
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
BNY Mellon Sus US Eq, Serv	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Service Shares
Calvert VP SRI Bal, Cl F	Calvert VP SRI Balanced Portfolio – Class F
Calvert VP SRI Bal, Cl I	Calvert VP SRI Balanced Portfolio – Class I
CB Var Sm Cap Gro, Cl I	ClearBridge Variable Small Cap Growth Portfolio – Class I
Col VP Bal, Cl 2	Columbia Variable Portfolio – Balanced Fund (Class 2)
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Commodity Strategy, Cl 2	Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)
Col VP Contrarian Core, Cl 2	Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
Col VP Disciplined Core, Cl 2	Columbia Variable Portfolio – Disciplined Core Fund (Class 2)
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3)
Col VP Divd Opp, Cl 2	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emerg Mkts Bond, Cl 2	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)
Col VP Emer Mkts, Cl 2	Columbia Variable Portfolio – Emerging Markets Fund (Class 2)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Strategic Inc, Cl 2	Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (renamed to Columbia Variable Portfolio – Corporate Bond Fund (Class 2) effective sometime during the second quarter of 2025)
Col VP Global Strategic Inc, Cl 3	Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (renamed to Columbia Variable Portfolio – Corporate Bond Fund (Class 3) effective sometime during the second quarter of 2025)
Col VP Govt Money Mkt, Cl 2	Columbia Variable Portfolio – Government Money Market Fund (Class 2)
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3)
Col VP Hi Yield Bond, Cl 2	Columbia Variable Portfolio – High Yield Bond Fund (Class 2)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 2	Columbia Variable Portfolio – Income Opportunities Fund (Class 2)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 2	Columbia Variable Portfolio – Intermediate Bond Fund (Class 2)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Lg Cap Gro, Cl 2	Columbia Variable Portfolio – Large Cap Growth Fund (Class 2)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Cap Index, Cl 2	Columbia Variable Portfolio – Large Cap Index Fund (Class 2)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Long Govt/Cr Bond, Cl 2	Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2)
Col VP Overseas Core, Cl 2	Columbia Variable Portfolio – Overseas Core Fund (Class 2)
Col VP Overseas Core, Cl 3	Columbia Variable Portfolio – Overseas Core Fund (Class 3)
Col VP Select Lg Cap Eq, Cl 2	Columbia Variable Portfolio – Select Large Cap Equity Fund (Class 2)
Col VP Select Lg Cap Val, Cl 2	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3)
Col VP Select Mid Cap Gro, Cl 2	Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 2)
Col VP Select Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 3)
Col VP Select Mid Cap Val, Cl 2	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2)
Col VP Select Mid Cap Val, Cl 3	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 2	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2)

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	123

Division	Fund
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3)
Col VP Sel Gbl Tech, Cl 2	Columbia Variable Portfolio – Seligman Global Technology Fund (Class 2)
Col VP Sm Cap Val, Cl 2	Columbia Variable Portfolio – Small Cap Value Fund (Class 2)
Col VP Strategic Inc, Cl 2	Columbia Variable Portfolio – Strategic Income Fund (Class 2)
Col VP US Govt Mtge, Cl 2	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return, Cl 1	Credit Suisse Trust – Commodity Return Strategy Portfolio, Class 1
CTIVP AC Div Bond, Cl 2	CTIVP® – American Century Diversified Bond Fund (Class 2)
CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2)
CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3)
CTIVP CenterSquare Real Est, Cl 2	CTIVP® – CenterSquare Real Estate Fund (Class 2)
CTIVP MFS Val, Cl 2	CTIVP® – MFS® Value Fund (Class 2) (renamed to CTIVP® – Wellington Large Cap Value Fund (Class 2) effective sometime during the second quarter of 2025)
CTIVP Prin Blue Chip Gro, Cl 1	CTIVP® – Principal Blue Chip Growth Fund (Class 1) (renamed to CTIVP® – Principal Large Cap Growth Fund (Class 1) effective sometime during the second quarter of 2025)
CTIVP Prin Blue Chip Gro, Cl 2	CTIVP® – Principal Blue Chip Growth Fund (Class 2) (renamed to CTIVP® – Principal Large Cap Growth Fund (Class 2) effective sometime during the second quarter of 2025)
CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2)
CTIVP TCW Core Plus Bond, Cl 2	CTIVP® – TCW Core Plus Bond Fund (Class 2)
CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP® – Victory Sycamore Established Value Fund (Class 2)
CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP® – Victory Sycamore Established Value Fund (Class 3)
CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP® – Westfield Mid Cap Growth Fund (Class 2)
CTIVP Westfield Sel Lg Cp Gr, Cl 2	CTIVP® – Westfield Select Large Cap Growth Fund (Class 2) (previously CTIVP® – Morgan Stanley Advantage Fund (Class 2))
CVT EAFE Intl Index, Cl F	CVT EAFE International Index Portfolio – Class F (previously Calvert VP EAFE International Index Portfolio – Class F)
CVT Nasdaq 100 Index, Cl F	CVT Nasdaq 100 Index Portfolio – Class F (previously Calvert VP Nasdaq 100 Index Portfolio – Class F)
CVT Russ 2000 Sm Cap Ind, Cl F	CVT Russell 2000® Small Cap Index Portfolio – Class F (previously Calvert VP Russell 2000® Small Cap Index Portfolio – Class F)
DWS Alt Asset Alloc VIP, Cl B	DWS Alternative Asset Allocation VIP, Class B
EV VT Floating-Rate Inc, Init Cl	Eaton Vance VT Floating-Rate Income Fund – Initial Class
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP ContrafundSM Portfolio Service Class 2
Fid VIP Emer Mkts, Serv Cl 2	Fidelity® VIP Emerging Markets Portfolio Service Class 2
Fid VIP Energy, Serv Cl 2	Fidelity® VIP Energy Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Gro Opp, Serv Cl 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Fid VIP Intl Cap Appr, Serv Cl 2	Fidelity® VIP International Capital Appreciation Portfolio Service Class 2
Fid VIP Invest Gr, Serv Cl 2	Fidelity® VIP Investment Grade Bond Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
Fid VIP Strategic Inc, Serv Cl 2	Fidelity® VIP Strategic Income Portfolio Service Class 2
Frank Global Real Est, Cl 2	Franklin Global Real Estate VIP Fund – Class 2
Frank Inc, Cl 2	Franklin Income VIP Fund – Class 2
Frank Inc, Cl 4	Franklin Income VIP Fund – Class 4
Frank Mutual Gbl Dis, Cl 4	Franklin Mutual Global Discovery VIP Fund – Class 4
Frank Mutual Shares, Cl 2	Franklin Mutual Shares VIP Fund – Class 2
Frank Sm Cap Val, Cl 2	Franklin Small Cap Value VIP Fund – Class 2
Frank Sm Cap Val, Cl 4	Franklin Small Cap Value VIP Fund – Class 4
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Multi-Strategy Alt, Advisor	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares(1)
GS VIT Multi-Strategy Alt, Serv	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Service Shares(2)
GS VIT Sm Cap Eq Insights, Inst	Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares
GS VIT Sm Cap Eq Insights, Serv	Goldman Sachs VIT Small Cap Equity Insights Fund – Service Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares

124	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Division	Fund
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Core Plus Bond, Ser II	Invesco V.I. Core Plus Bond Fund, Series II Shares
Invesco VI Dis Mid Cap Gro, Ser I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I Shares
Invesco VI Dis Mid Cap Gro, Ser II	Invesco V.I. Discovery Mid Cap Growth Fund, Series II Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI Div Divd, Ser II	Invesco V.I. Diversified Dividend Fund, Series II Shares
Invesco VI EQV Intl Eq, Ser II	Invesco V.I. EQV International Equity Fund, Series II Shares
Invesco VI Global, Ser II	Invesco V.I. Global Fund, Series II Shares
Invesco VI Gbl Strat Inc, Ser II	Invesco V.I. Global Strategic Income Fund, Series II Shares
Invesco VI Hlth, Ser II	Invesco V.I. Health Care Fund, Series II Shares
Invesco VI Main St, Ser II	Invesco V.I. Main Street Fund®, Series II Shares
Invesco VI Mn St Sm Cap, Ser II	Invesco V.I. Main Street Small Cap Fund®, Series II Shares
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Invesco VI Tech, Ser II	Invesco V.I. Technology Fund, Series II Shares
Janus Henderson VIT Bal, Serv	Janus Henderson VIT Balanced Portfolio: Service Shares
Janus Henderson VIT Enter, Serv	Janus Henderson VIT Enterprise Portfolio: Service Shares
Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Flexible Bond Portfolio: Service Shares
Janus Henderson VIT Forty, Serv	Janus Henderson VIT Forty Portfolio: Service Shares
Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Global Technology and Innovation Portfolio: Service Shares
Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Overseas Portfolio: Service Shares
Janus Henderson VIT Res, Serv	Janus Henderson VIT Research Portfolio: Service Shares
Lazard Ret Emer Mkts Eq, Serv	Lazard Retirement Emerging Markets Equity Portfolio – Service Shares
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares
Lord Abt Bond Debenture, Cl VC	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC
Lord Abt Short Dur Inc, Cl VC	Lord Abbett Series Fund Short Duration Income Portfolio – Class VC
LVIP AC Intl, Serv Cl	LVIP American Century International Fund, Service Class(3)
LVIP AC Intl, Std Cl II	LVIP American Century International Fund, Standard Class II(4)
LVIP AC Mid Cap Val, Serv Cl	LVIP American Century Mid Cap Value Fund, Service Class(5)
LVIP AC Ultra, Serv Cl	LVIP American Century Ultra® Fund, Service Class(6)
LVIP AC Val, Serv Cl	LVIP American Century Value Fund, Service Class(7)
LVIP AC Val, Std Cl II	LVIP American Century Value Fund, Standard Class II(8)
LVIP JPM US Eq, Serv Cl	LVIP JPMorgan U.S. Equity Fund – Service Class(9),(10)
Mac VIP Asset Strategy, Serv Cl	Macquarie VIP Asset Strategy Series – Service Class (previously Delaware Ivy VIP Asset Strategy, Class II)
Mac VIP for Inc, Serv Cl	Macquarie VIP Fund for Income Series – Service Class (previously Delaware VIP® Fund for Income Series – Service Class)
Mac VIP Intl Core Eq, Serv Cl	Macquarie VIP International Core Equity Series – Service Class(11),(12) (previously Delaware Ivy VIP International Core Equity – Class II)
MFS Gbl Real Est, Serv Cl	MFS® Global Real Estate Portfolio – Service Class
MFS Intl Gro, Serv Cl	MFS® International Growth Portfolio – Service Class
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Research Intl, Serv Cl	MFS® Research International Portfolio – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS VIF Dis, Cl II	Morgan Stanley VIF Discovery Portfolio, Class II Shares
NB AMT Sus Eq, Cl S	Neuberger Berman AMT Sustainable Equity Portfolio (Class S)
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Intl Val, Cl IB	Putnam VT International Value Fund – Class IB Shares
Put VT Lg Cap Val, Cl IB	Putnam VT Large Cap Value Fund – Class IB Shares
Put VT Sus Fut, Cl IB	Putnam VT Sustainable Future Fund – Class IB Shares
Put VT Sus Leaders, Cl IA	Putnam VT Sustainable Leaders Fund – Class IA Shares
Put VT Sus Leaders, Cl IB	Putnam VT Sustainable Leaders Fund – Class IB Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Temp Global Bond, Cl 2	Templeton Global Bond VIP Fund – Class 2
Third Ave VST Third Ave Value	Third Avenue VST Third Avenue Value Portfolio

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	125

Division	Fund
VanEck VIP Global Gold, Cl S	VanEck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Man Risk, Cl 2	Variable Portfolio – Managed Risk Fund (Class 2)
VP Man Risk US, Cl 2	Variable Portfolio – Managed Risk U.S. Fund (Class 2)
VP Man Vol Conserv, Cl 2	Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
VP Man Vol Conserv Gro, Cl 2	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
VP Man Vol Gro, Cl 2	Variable Portfolio – Managed Volatility Growth Fund (Class 2)
VP Man Vol Mod Gro, Cl 2	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Ptnrs Core Bond, Cl 2	Variable Portfolio – Partners Core Bond Fund (Class 2)
VP Ptnrs Core Eq, Cl 2	Variable Portfolio – Partners Core Equity Fund (Class 2)
VP Ptnrs Core Eq, Cl 3	Variable Portfolio – Partners Core Equity Fund (Class 3)
VP Ptnrs Intl Core Eq, Cl 2	Variable Portfolio – Partners International Core Equity Fund (Class 2)
VP Ptnrs Intl Gro, Cl 2	Variable Portfolio – Partners International Growth Fund (Class 2)
VP Ptnrs Intl Val, Cl 2	Variable Portfolio – Partners International Value Fund (Class 2)
VP Ptnrs Sm Cap Gro, Cl 2	Variable Portfolio – Partners Small Cap Growth Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 2	Variable Portfolio – Partners Small Cap Value Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP US Flex Conserv Gro, Cl 2	Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)
VP US Flex Gro, Cl 2	Variable Portfolio – U.S. Flexible Growth Fund (Class 2)
VP US Flex Mod Gro, Cl 2	Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)
Wanger Acorn	Wanger Acorn (renamed to Columbia Variable Portfolio – Acorn Fund effective sometime during the second quarter of 2025)
Wanger Intl	Wanger International (renamed to Columbia Variable Portfolio – Acorn International Fund effective sometime during the second quarter of 2025)
WA Var Global Hi Yd Bond, Cl II	Western Asset Variable Global High Yield Bond Portfolio – Class II

(1)	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares is scheduled to liquidate sometime during the second quarter of 2025.
(2)	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Service Shares is scheduled to liquidate sometime during the second quarter of 2025.
(3)	American Century VP International, Class II reorganized into LVIP American Century International Fund, Service Class on April 26, 2024.
(4)	American Century VP International, Class I reorganized into LVIP American Century International Fund, Standard Class II on April 26, 2024.
(5)	American Century VP Mid Cap Value, Class II reorganized into LVIP American Century Mid Cap Value Fund, Service Class on April 26, 2024.
(6)	American Century VP Ultra®, Class II reorganized into LVIP American Century Ultra® Fund, Service Class on April 26, 2024.
(7)	American Century VP Value, Class II reorganized into LVIP American Century Value Fund, Service Class on April 26, 2024.
(8)	American Century VP Value, Class I reorganized into LVIP American Century Value Fund, Standard Class II on April 26, 2024.
(9)	JPMorgan Insurance Trust U.S. Equity Portfolio – Class 2 Shares merged into LVIP JPMorgan U.S. Equity Fund – Service Class on April 28, 2023.
(10)	For the period April 28, 2023 (commencement of operations) to December 31, 2023.
(11)	For the period April 26, 2024 (commencement of operations) to December 31, 2024.
(12)

Delaware VIP® International Series – Service Class merged into Delaware Ivy VIP International Core Equity – Class II on April 26, 2024. Subsequent to the merger, the fund was renamed to Macquerie VIP International Core Equity Series – Service Class.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

RiverSource Life serves as issuer of the contracts.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the trade date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

126	∎ RIVERSOURCE VARIABLE ACCOUNT 10

The Account categorizes its fair value measurements according to a three-level hierarchy. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the fair value measurement. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been measured at fair value using the net asset value per share (or its equivalent) as a practical expedient and are not therefore categorized in the fair value hierarchy. There were no transfers between levels in the period ended December 31, 2024.

Variable Payout

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life and may result in additional amounts being transferred into the variable annuity account by RiverSource Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes

RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Subsequent Events

Management has evaluated Account related events and transactions that occurred through the date the financial statements were issued. Management noted there were no items requiring adjustments or additional disclosures in the Account’s financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

Segment Reporting

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, Improvements to Reportable Segment Disclosures, updating reportable segment disclosure requirements in accordance with Topic 280, Segment Reporting (“Topic 280”), primarily through enhanced disclosures about significant segment expenses. The amendments also expand Topic 280 disclosures to public entities with one reportable segment. The amendments are effective for annual periods beginning after December 15, 2023, and interim periods beginning after December 15, 2024. The standard was adopted on January 1, 2024. The adoption of the standard did not have an impact on the statement of assets and liabilities, the statement of operations or the statement of changes in net assets, as the standard is disclosure-related only.

The Chairman and President of RiverSource Life Insurance Company acts as the Account’s chief operating decision maker (“CODM”) in assessing performance and making decisions about resource allocation. The CODM has determined that the Account has a single operating segment because the CODM monitors net income, investment performance and overall operating results of the Account as a whole in making decisions about resource allocation. The financial information provided to and reviewed by the CODM is consistent with that presented within the Account’s financial statements.

3. VARIABLE ACCOUNT EXPENSES

RiverSource Life deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

127	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Product	Mortality and expense risk fee
RAVA	0.75% to 0.95% (depending on the contract selected)
RAVA Select	1.00% to 1.20% (depending on the contract selected)
RAVA Advantage Band 3	0.55%
RAVA Advantage Plus	0.55% to 0.95% (depending on the contract selected)
RAVA Select Plus	0.75% to 1.20% (depending on the contract selected)
RAVA 4 Advantage	0.85% to 1.05% (depending on the contract selected)
RAVA 4 Select	1.10% to 1.30% (depending on the contract selected)
RAVA 4 Access	1.25% to 1.45% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	0.95% to 1.50% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	1.30% to 1.75% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	1.45% to 1.90% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed prior to April 30, 2012)	0.85% to 1.40% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed prior to April 30, 2012)	1.20% to 1.65% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed prior to April 30, 2012)	1.35% to 1.80% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.45% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.70% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.85% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed on or after April 29, 2019)	0.95% to 1.45% (depending on the contract selected)
RAVA 5 Choice	0.95% to 1.55% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed on or after June 22, 2020)	0.95% to 1.30% (depending on the contract selected)
RAVA Apex	0.65% to 1.50% (depending on the contract selected)
RAVA Vista	0.90% to 1.55% (depending on the contract selected)
FPA	1.25%
Retirement GAC I	0.60%
Retirement GAC II	0.95%
RAVA Band 3	0.55%
RAVA Advantage	0.75% to 0.95% (depending on the contract selected)

4. CONTRACT CHARGES

RiverSource Life deducts a contract administrative charge of $50 per year on the contract anniversary. This charge reimburses RiverSource Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	128

5. SURRENDER CHARGES

RiverSource Life may assess a surrender charge to help it recover certain expenses related to the sale of the annuity. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract surrender benefits paid by RiverSource Life. Charges by RiverSource Life for surrenders are not identified on an individual division basis.

6. RELATED PARTY TRANSACTIONS

RiverSource Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The following table reflects fees paid by certain affiliated funds to Ameriprise Financial and its affiliates.

Fee Agreement:	Fees Paid To:
Management Agreement	Columbia Management Investment Advisers, LLC
Shareholder Services Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.
Investment Advisory Agreement	Columbia Wanger Asset Management, LLC
Administrative Services Agreement	Columbia Wanger Asset Management, LLC

7. INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended December 31, 2024 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$849,572
AB VPS Intl Val, Cl B	3,034,032
AB VPS Lg Cap Gro, Cl B	28,850,648
AB VPS Relative Val, Cl B	7,745,805
AB VPS Sus Gbl Thematic, Cl B	924,916
Allspg VT Index Asset Alloc, Cl 2	1,618,541
Allspg VT Opp, Cl 2	4,485,339
Allspg VT Sm Cap Gro, Cl 2	4,571,897
ALPS Alerian Engy Infr, Class III	7,789,055
BlackRock Adv SMID Cap VI, Cl III	1,029,390
BlackRock Global Alloc, Cl III	12,373,332
BNY Mellon Sus US Eq, Serv	620,958
Calvert VP SRI Bal, Cl F	1,050,305
Calvert VP SRI Bal, Cl I	2,089,161
CB Var Sm Cap Gro, Cl I	1,324,960
Col VP Bal, Cl 2	45,229,794
Col VP Bal, Cl 3	38,036,299
Col VP Commodity Strategy, Cl 2	2,174,576
Col VP Contrarian Core, Cl 2	24,330,203
Col VP Disciplined Core, Cl 2	6,950,389
Col VP Disciplined Core, Cl 3	2,193,485
Col VP Divd Opp, Cl 2	13,006,584
Col VP Divd Opp, Cl 3	2,248,047
Col VP Emerg Mkts Bond, Cl 2	1,917,357
Col VP Emer Mkts, Cl 2	3,739,452
Col VP Emer Mkts, Cl 3	2,307,638
Col VP Global Strategic Inc, Cl 2	2,714,338
Col VP Global Strategic Inc, Cl 3	2,865,201
Col VP Govt Money Mkt, Cl 2	56,267,983
Col VP Govt Money Mkt, Cl 3	63,734,380
Col VP Hi Yield Bond, Cl 2	10,886,985
Col VP Hi Yield Bond, Cl 3	8,883,978
Col VP Inc Opp, Cl 2	5,692,756
Col VP Inc Opp, Cl 3	6,583,063
Col VP Inter Bond, Cl 2	24,831,263
Col VP Inter Bond, Cl 3	21,397,067
Col VP Lg Cap Gro, Cl 2	19,756,955
Col VP Lg Cap Gro, Cl 3	5,404,455

Division	Purchases
Col VP Lg Cap Index, Cl 2	$59,976,495
Col VP Lg Cap Index, Cl 3	22,558,382
Col VP Limited Duration Cr, Cl 2	26,724,088
Col VP Long Govt/Cr Bond, Cl 2	7,477,574
Col VP Overseas Core, Cl 2	6,651,180
Col VP Overseas Core, Cl 3	4,183,477
Col VP Select Lg Cap Eq, Cl 2	1,399,747
Col VP Select Lg Cap Val, Cl 2	8,395,081
Col VP Select Lg Cap Val, Cl 3	1,946,043
Col VP Select Mid Cap Gro, Cl 2	6,521,748
Col VP Select Mid Cap Gro, Cl 3	1,615,965
Col VP Select Mid Cap Val, Cl 2	4,451,544
Col VP Select Mid Cap Val, Cl 3	740,502
Col VP Select Sm Cap Val, Cl 2	3,021,894
Col VP Select Sm Cap Val, Cl 3	680,012
Col VP Sel Gbl Tech, Cl 2	12,274,563
Col VP Sm Cap Val, Cl 2	1,021,922
Col VP Strategic Inc, Cl 2	14,727,454
Col VP US Govt Mtge, Cl 2	3,093,505
Col VP US Govt Mtge, Cl 3	2,981,698
CS Commodity Return, Cl 1	1,015,560
CTIVP AC Div Bond, Cl 2	6,980,407
CTIVP BR Gl Infl Prot Sec, Cl 2	2,240,779
CTIVP BR Gl Infl Prot Sec, Cl 3	3,399,910
CTIVP CenterSquare Real Est, Cl 2	2,591,201
CTIVP MFS Val, Cl 2	13,043,234
CTIVP Prin Blue Chip Gro, Cl 1	1,571,974
CTIVP Prin Blue Chip Gro, Cl 2	7,948,096
CTIVP T Rowe Price LgCap Val, Cl 2	4,117,018
CTIVP TCW Core Plus Bond, Cl 2	7,728,397
CTIVP Vty Sycamore Estb Val, Cl 2	8,222,153
CTIVP Vty Sycamore Estb Val, Cl 3	1,793,614
CTIVP Westfield Mid Cap Gro, Cl 2	3,730,692
CTIVP Westfield Sel Lg Cp Gr, Cl 2	1,519,268
CVT EAFE Intl Index, Cl F	2,171,529
CVT Nasdaq 100 Index, Cl F	14,418,284
CVT Russ 2000 Sm Cap Ind, Cl F	6,182,260
DWS Alt Asset Alloc VIP, Cl B	2,740,679

129	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Division	Purchases
EV VT Floating-Rate Inc, Init Cl	$10,286,825
Fid VIP Contrafund, Serv Cl 2	104,374,010
Fid VIP Emer Mkts, Serv Cl 2	1,080,045
Fid VIP Energy, Serv Cl 2	912,297
Fid VIP Gro & Inc, Serv Cl	4,330,161
Fid VIP Gro & Inc, Serv Cl 2	14,236,491
Fid VIP Gro Opp, Serv Cl 2	13,871,183
Fid VIP Intl Cap Appr, Serv Cl 2	4,961,497
Fid VIP Invest Gr, Serv Cl 2	9,165,345
Fid VIP Mid Cap, Serv Cl	8,940,361
Fid VIP Mid Cap, Serv Cl 2	60,227,415
Fid VIP Overseas, Serv Cl	1,463,251
Fid VIP Overseas, Serv Cl 2	7,324,578
Fid VIP Strategic Inc, Serv Cl 2	42,762,036
Frank Global Real Est, Cl 2	2,494,452
Frank Inc, Cl 2	10,115,263
Frank Inc, Cl 4	7,559,340
Frank Mutual Gbl Dis, Cl 4	168,024
Frank Mutual Shares, Cl 2	3,538,416
Frank Sm Cap Val, Cl 2	6,616,018
Frank Sm Cap Val, Cl 4	1,968,341
GS VIT Mid Cap Val, Inst	7,469,548
GS VIT Multi-Strategy Alt, Advisor	1,017,984
GS VIT Multi-Strategy Alt, Serv	608,842
GS VIT Sm Cap Eq Insights, Inst	678,135
GS VIT Sm Cap Eq Insights, Serv	1,848,013
GS VIT U.S. Eq Insights, Inst	14,958,012
Invesco VI Am Fran, Ser I	122,994
Invesco VI Am Fran, Ser II	665,556
Invesco VI Bal Risk Alloc, Ser II	3,566,083
Invesco VI Comstock, Ser II	12,885,146
Invesco VI Core Eq, Ser I	6,591,624
Invesco VI Core Plus Bond, Ser II	4,278,206
Invesco VI Dis Mid Cap Gro, Ser I	471,408
Invesco VI Dis Mid Cap Gro, Ser II	625,325
Invesco VI Div Divd, Ser I	1,347,578
Invesco VI Div Divd, Ser II	781,750
Invesco VI EQV Intl Eq, Ser II	1,649,420
Invesco VI Global, Ser II	13,360,865
Invesco VI Gbl Strat Inc, Ser II	6,476,039
Invesco VI Hlth, Ser II	1,220,454
Invesco VI Main St, Ser II	511,764
Invesco VI Mn St Sm Cap, Ser II	15,286,234
Invesco VI Tech, Ser I	3,024,966
Invesco VI Tech, Ser II	3,937,838
Janus Henderson VIT Bal, Serv	24,470,186
Janus Henderson VIT Enter, Serv	983,651
Janus Henderson VIT Flex Bd, Serv	17,278,084
Janus Henderson VIT Forty, Serv	3,143,529
Janus Hend VIT Gbl Tech Innov, Srv	4,480,597
Janus Henderson VIT Overseas, Serv	4,793,592
Janus Henderson VIT Res, Serv	5,988,645
Lazard Ret Emer Mkts Eq, Serv	606,473
Lazard Ret Global Dyn MA, Serv	384,207
Lord Abt Bond Debenture, Cl VC	4,019,146
Lord Abt Short Dur Inc, Cl VC	5,634,313
LVIP AC Intl, Serv Cl	871,260
LVIP AC Intl, Std Cl II	193,345
LVIP AC Mid Cap Val, Serv Cl	5,080,564

Division	Purchases
LVIP AC Ultra, Serv Cl	$6,083,764
LVIP AC Val, Serv Cl	19,046,872
LVIP AC Val, Std Cl II	2,597,283
LVIP JPM US Eq, Serv Cl	804,292
Mac VIP Asset Strategy, Serv Cl	1,534,944
Mac VIP for Inc, Serv Cl	797,405
Mac VIP Intl Core Eq, Serv Cl	1,398,920
MFS Gbl Real Est, Serv Cl	1,024,020
MFS Intl Gro, Serv Cl	3,179,903
MFS Mass Inv Gro Stock, Serv Cl	7,559,128
MFS New Dis, Serv Cl	357,051
MFS Research Intl, Serv Cl	1,516,349
MFS Utilities, Serv Cl	11,658,606
MS VIF Dis, Cl II	3,103,124
NB AMT Sus Eq, Cl S	1,990,079
PIMCO VIT All Asset, Advisor Cl	5,169,684
PIMCO VIT Glb Man As Alloc, Adv Cl	646,413
PIMCO VIT Tot Return, Advisor Cl	17,321,102
Put VT Global Hlth Care, Cl IB	4,650,150
Put VT Intl Eq, Cl IB	1,043,598
Put VT Intl Val, Cl IB	1,832,228
Put VT Lg Cap Val, Cl IB	9,915,691
Put VT Sus Fut, Cl IB	733,929
Put VT Sus Leaders, Cl IA	860,401
Put VT Sus Leaders, Cl IB	1,913,391
Royce Micro-Cap, Invest Cl	786,870
Temp Global Bond, Cl 2	1,244,385
Third Ave VST Third Ave Value	1,190,277
VanEck VIP Global Gold, Cl S	5,427,069
VP Aggr, Cl 2	47,523,111
VP Aggr, Cl 4	4,341,621
VP Conserv, Cl 2	41,268,211
VP Conserv, Cl 4	9,922,838
VP Man Risk, Cl 2	4,165,632
VP Man Risk US, Cl 2	12,530,560
VP Man Vol Conserv, Cl 2	69,119,154
VP Man Vol Conserv Gro, Cl 2	52,508,468
VP Man Vol Gro, Cl 2	28,806,640
VP Man Vol Mod Gro, Cl 2	33,374,168
VP Mod, Cl 2	59,951,538
VP Mod, Cl 4	5,696,452
VP Mod Aggr, Cl 2	61,871,467
VP Mod Aggr, Cl 4	5,611,120
VP Mod Conserv, Cl 2	41,689,665
VP Mod Conserv, Cl 4	8,627,026
VP Ptnrs Core Bond, Cl 2	5,767,054
VP Ptnrs Core Eq, Cl 2	1,262,838
VP Ptnrs Core Eq, Cl 3	267,166
VP Ptnrs Intl Core Eq, Cl 2	4,464,484
VP Ptnrs Intl Gro, Cl 2	3,277,390
VP Ptnrs Intl Val, Cl 2	3,193,477
VP Ptnrs Sm Cap Gro, Cl 2	3,590,999
VP Ptnrs Sm Cap Val, Cl 2	1,422,286
VP Ptnrs Sm Cap Val, Cl 3	488,209
VP US Flex Conserv Gro, Cl 2	35,565,735
VP US Flex Gro, Cl 2	90,098,104
VP US Flex Mod Gro, Cl 2	48,125,885
Wanger Acorn	3,125,544
Wanger Intl	4,706,896
WA Var Global Hi Yd Bond, Cl II	3,816,272

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	130

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Dyn Asset Alloc, Cl B
2024	6,929	$1.53	to	$1.30	$9,958	1.08%	0.55%	to	1.90%	9.82%	to	8.34%
2023	7,078	$1.39	to	$1.20	$9,303	0.61%	0.55%	to	1.90%	12.85%	to	11.35%
2022	7,606	$1.23	to	$1.08	$8,891	2.55%	0.55%	to	1.90%	(19.12%)	to	(20.21%)
2021	8,157	$1.52	to	$1.35	$11,850	1.61%	0.55%	to	1.90%	8.68%	to	7.22%
2020	7,782	$1.40	to	$1.26	$10,461	1.52%	0.55%	to	1.90%	4.29%	to	2.89%
AB VPS Intl Val, Cl B
2024	34,655	$2.26	to	$0.94	$60,906	2.26%	0.55%	to	1.45%	4.23%	to	3.29%
2023	39,261	$2.17	to	$0.91	$66,348	0.68%	0.55%	to	1.45%	14.20%	to	13.18%
2022	43,733	$1.90	to	$0.80	$64,852	4.13%	0.55%	to	1.45%	(14.27%)	to	(15.03%)
2021	46,915	$2.22	to	$0.94	$81,262	1.65%	0.55%	to	1.45%	10.25%	to	9.26%
2020	52,865	$2.01	to	$0.86	$83,459	1.53%	0.55%	to	1.45%	1.65%	to	0.74%
AB VPS Lg Cap Gro, Cl B
2024	24,856	$6.16	to	$5.24	$178,730	—	0.60%	to	1.90%	24.20%	to	22.59%
2023	25,046	$4.96	to	$4.27	$148,095	—	0.60%	to	1.90%	33.98%	to	32.26%
2022	25,048	$3.70	to	$3.23	$111,582	—	0.60%	to	1.90%	(29.11%)	to	(30.03%)
2021	24,175	$5.22	to	$4.62	$152,637	—	0.60%	to	1.90%	27.88%	to	26.23%
2020	24,181	$4.08	to	$3.66	$119,644	—	0.60%	to	1.90%	34.34%	to	32.60%
AB VPS Relative Val, Cl B
2024	17,990	$4.51	to	$1.22	$74,116	1.25%	0.55%	to	1.55%	12.14%	to	11.02%
2023	19,455	$4.02	to	$1.10	$71,874	1.28%	0.55%	to	1.55%	11.11%	to	10.01%
2022	21,769	$3.62	to	$1.00	$72,788	1.10%	0.55%	to	1.55%	(4.94%)	to	(0.06	%)(7)
2021	23,359	$3.80	to	$2.96	$82,840	0.63%	0.55%	to	1.45%	27.14%	to	26.00%
2020	26,311	$2.99	to	$2.35	$73,638	1.34%	0.55%	to	1.45%	1.91%	to	1.00%
AB VPS Sus Gbl Thematic, Cl B
2024	3,119	$3.26	to	$1.12	$9,497	—	0.55%	to	1.55%	5.38%	to	4.32%
2023	3,352	$3.09	to	$1.07	$9,733	0.03%	0.55%	to	1.55%	15.07%	to	13.93%
2022	3,065	$2.69	to	$0.94	$7,697	—	0.55%	to	1.55%	(27.57%)	to	(6.14	%)(7)
2021	3,296	$3.71	to	$3.27	$11,645	—	0.55%	to	1.45%	21.90%	to	20.81%
2020	3,590	$3.05	to	$2.71	$10,374	0.42%	0.55%	to	1.45%	38.32%	to	37.08%
Allspg VT Index Asset Alloc, Cl 2
2024	4,982	$4.27	to	$3.88	$20,332	1.30%	0.55%	to	1.20%	14.25%	to	13.49%
2023	5,574	$3.73	to	$3.42	$20,062	0.96%	0.55%	to	1.20%	16.07%	to	15.31%
2022	5,962	$3.22	to	$2.96	$18,562	0.63%	0.55%	to	1.20%	(17.48%)	to	(18.01%)
2021	6,570	$3.90	to	$3.61	$24,848	0.59%	0.55%	to	1.20%	15.36%	to	14.61%
2020	7,351	$3.38	to	$3.15	$24,171	0.82%	0.55%	to	1.20%	15.94%	to	15.20%
Allspg VT Opp, Cl 2
2024	7,151	$6.38	to	$3.22	$39,823	0.05%	0.55%	to	1.90%	14.41%	to	12.87%
2023	8,454	$5.58	to	$2.86	$41,208	—	0.55%	to	1.90%	25.81%	to	24.13%
2022	9,954	$4.43	to	$2.30	$38,727	—	0.55%	to	1.90%	(21.24%)	to	(22.30%)
2021	11,269	$5.63	to	$2.96	$55,858	0.04%	0.55%	to	1.90%	24.09%	to	22.43%
2020	12,694	$4.54	to	$2.42	$50,846	0.44%	0.55%	to	1.90%	20.34%	to	18.73%
Allspg VT Sm Cap Gro, Cl 2
2024	16,953	$4.86	to	$2.50	$74,640	—	0.55%	to	1.90%	18.05%	to	16.46%
2023	18,920	$4.12	to	$2.15	$70,724	—	0.55%	to	1.90%	3.54%	to	2.15%
2022	19,710	$3.97	to	$2.10	$71,369	—	0.55%	to	1.90%	(34.78%)	to	(35.66%)
2021	21,888	$6.09	to	$3.27	$122,035	—	0.55%	to	1.90%	7.05%	to	5.61%
2020	23,583	$5.69	to	$3.10	$123,475	—	0.55%	to	1.90%	56.92%	to	54.82%

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	131

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
ALPS Alerian Engy Infr, Class III
2024	31,729	$1.84	to	$1.57	$55,373	3.96%	0.55%	to	1.90%	39.82%		to	37.94%
2023	34,442	$1.32	to	$1.14	$43,193	3.05%	0.55%	to	1.90%	13.28%		to	11.77%
2022	38,045	$1.16	to	$1.02	$42,306	4.78%	0.55%	to	1.90%	16.68%		to	15.12%
2021	31,011	$1.00	to	$0.89	$29,707	2.06%	0.55%	to	1.90%	37.02%		to	35.18%
2020	31,725	$0.73	to	$0.66	$22,314	2.78%	0.55%	to	1.90%	(25.54%)		to	(26.54%)
BlackRock Adv SMID Cap VI, Cl III
2024	1,898	$1.26	to	$1.23	$2,374	1.57%	0.65%	to	1.55%	10.98%		to	9.99%
2023	1,529	$1.14	to	$1.12	$1,730	3.19%	0.65%	to	1.55%	17.86%		to	16.82%
2022	341	$0.97	to	$0.96	$329	5.43%	0.65%	to	1.55%	(4.28	%)(7)	to	(4.84	%)(7)
BlackRock Global Alloc, Cl III
2024	41,198	$1.89	to	$1.59	$73,474	0.79%	0.55%	to	1.90%	8.33%		to	6.86%
2023	44,971	$1.75	to	$1.49	$74,396	2.48%	0.55%	to	1.90%	11.88%		to	10.37%
2022	48,231	$1.56	to	$1.35	$71,677	—	0.55%	to	1.90%	(16.53%)		to	(17.64%)
2021	51,484	$1.87	to	$1.64	$92,142	0.83%	0.55%	to	1.90%	5.83%		to	4.41%
2020	49,337	$1.77	to	$1.57	$83,868	1.34%	0.55%	to	1.90%	20.05%		to	18.43%
BNY Mellon Sus US Eq, Serv
2024	2,827	$1.40	to	$1.37	$3,941	0.36%	0.65%	to	1.55%	23.77%		to	22.65%
2023	2,647	$1.13	to	$1.12	$2,990	0.14%	0.65%	to	1.55%	22.71%		to	21.61%
2022	258	$0.92	to	$0.92	$239	—	0.65%	to	1.55%	(7.93	%)(7)	to	(8.48	%)(7)
Calvert VP SRI Bal, Cl F
2024	1,931	$1.30	to	$1.26	$2,479	1.93%	0.65%	to	1.55%	18.15%		to	17.07%
2023	1,315	$1.10	to	$1.08	$1,433	2.01%	0.65%	to	1.55%	15.67%		to	14.64%
2022	344	$0.95	to	$0.94	$326	3.11%	0.65%	to	1.55%	(5.21	%)(7)	to	(5.79	%)(7)
Calvert VP SRI Bal, Cl I
2024	7,427	$3.41	to	$3.33	$24,000	1.71%	0.55%	to	1.20%	18.95%		to	18.18%
2023	7,788	$2.87	to	$2.82	$21,222	1.58%	0.55%	to	1.20%	16.19%		to	15.43%
2022	8,225	$2.47	to	$2.44	$19,357	1.18%	0.55%	to	1.20%	(15.88%)		to	(16.42%)
2021	9,172	$2.93	to	$2.92	$25,775	1.16%	0.55%	to	1.20%	14.49%		to	13.74%
2020	9,850	$2.56	to	$2.57	$24,246	1.51%	0.55%	to	1.20%	14.63%		to	13.88%
CB Var Sm Cap Gro, Cl I
2024	3,586	$3.91	to	$3.34	$13,111	—	0.55%	to	1.45%	3.92%		to	2.99%
2023	4,265	$3.77	to	$3.24	$15,058	—	0.55%	to	1.45%	7.81%		to	6.85%
2022	4,501	$3.49	to	$3.03	$14,793	—	0.55%	to	1.45%	(29.24%)		to	(29.87%)
2021	4,824	$4.94	to	$4.33	$22,500	—	0.55%	to	1.45%	11.99%		to	10.99%
2020	5,487	$4.41	to	$3.90	$22,942	—	0.55%	to	1.45%	42.48%		to	41.20%
Col VP Bal, Cl 2
2024	125,290	$1.20	to	$1.16	$148,565	—	0.60%	to	1.55%	13.62%		to	12.54%
2023	91,069	$1.06	to	$1.03	$95,274	—	0.60%	to	1.55%	20.38%		to	19.24%
2022	70,090	$0.88	to	$0.86	$61,116	—	0.60%	to	1.55%	(17.36%)		to	(18.14%)
2021	23,656	$1.06	to	$1.06	$25,051	—	0.60%	to	1.55%	6.03	%(6)	to	5.37	%(6)
Col VP Bal, Cl 3
2024	165,422	$3.93	to	$2.46	$600,830	—	0.55%	to	1.90%	13.80%		to	12.27%
2023	177,389	$3.46	to	$2.19	$568,979	—	0.55%	to	1.90%	20.57%		to	18.96%
2022	183,169	$2.87	to	$1.84	$489,962	—	0.55%	to	1.90%	(17.20%)		to	(18.31%)
2021	198,849	$3.46	to	$2.25	$643,716	—	0.55%	to	1.90%	14.11%		to	12.58%
2020	202,406	$3.03	to	$2.00	$577,612	—	0.55%	to	1.90%	16.94%		to	15.37%
Col VP Commodity Strategy, Cl 2
2024	19,868	$0.85	to	$0.72	$15,901	3.47%	0.55%	to	1.90%	6.50%		to	5.07%
2023	21,658	$0.80	to	$0.69	$16,350	20.62%	0.55%	to	1.90%	(7.64%)		to	(8.88%)
2022	29,909	$0.86	to	$0.76	$24,623	28.61%	0.55%	to	1.90%	18.05%		to	16.47%
2021	15,752	$0.73	to	$0.65	$11,016	—	0.55%	to	1.90%	31.29%		to	29.53%
2020	8,170	$0.56	to	$0.50	$4,373	20.03%	0.55%	to	1.90%	(2.09%)		to	(3.40%)

132	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Contrarian Core, Cl 2
2024	46,249	$4.20	to	$3.59	$183,739	—	0.55%	to	1.90%	22.42%	to	20.77%
2023	45,709	$3.43	to	$2.97	$149,161	—	0.55%	to	1.90%	31.17%	to	29.41%
2022	45,630	$2.62	to	$2.29	$114,015	—	0.55%	to	1.90%	(19.30%)	to	(20.38%)
2021	46,001	$3.24	to	$2.88	$143,414	—	0.55%	to	1.90%	23.28%	to	21.63%
2020	46,707	$2.63	to	$2.37	$118,781	—	0.55%	to	1.90%	21.33%	to	19.71%
Col VP Disciplined Core, Cl 2
2024	10,915	$4.34	to	$3.70	$62,880	—	0.60%	to	1.90%	24.98%	to	23.35%
2023	11,160	$3.48	to	$3.00	$52,064	—	0.60%	to	1.90%	23.34%	to	21.75%
2022	10,728	$2.82	to	$2.47	$40,774	—	0.60%	to	1.90%	(19.42%)	to	(20.46%)
2021	10,168	$3.50	to	$3.10	$48,058	—	0.60%	to	1.90%	31.64%	to	29.94%
2020	10,030	$2.66	to	$2.39	$36,162	—	0.60%	to	1.90%	13.15%	to	11.69%
Col VP Disciplined Core, Cl 3
2024	77,504	$4.37	to	$4.41	$373,861	—	0.55%	to	1.45%	25.20%	to	24.08%
2023	87,846	$3.49	to	$3.55	$339,236	—	0.55%	to	1.45%	23.55%	to	22.45%
2022	96,320	$2.83	to	$2.90	$302,302	—	0.55%	to	1.45%	(19.27%)	to	(20.00%)
2021	105,498	$3.50	to	$3.63	$411,739	—	0.55%	to	1.45%	31.84%	to	30.66%
2020	116,774	$2.65	to	$2.77	$347,019	—	0.55%	to	1.45%	13.36%	to	12.34%
Col VP Divd Opp, Cl 2
2024	32,781	$2.90	to	$2.48	$110,046	—	0.60%	to	1.90%	14.43%	to	12.94%
2023	33,217	$2.53	to	$2.19	$98,976	—	0.60%	to	1.90%	4.22%	to	2.87%
2022	33,985	$2.43	to	$2.13	$97,769	—	0.60%	to	1.90%	(1.98%)	to	(3.24%)
2021	27,966	$2.48	to	$2.20	$82,699	—	0.60%	to	1.90%	25.14%	to	23.53%
2020	26,193	$1.98	to	$1.78	$62,077	—	0.60%	to	1.90%	0.30%	to	(1.00%)
Col VP Divd Opp, Cl 3
2024	81,547	$5.35	to	$2.80	$362,701	—	0.55%	to	1.45%	14.64%	to	13.61%
2023	93,884	$4.67	to	$2.46	$365,624	—	0.55%	to	1.45%	4.38%	to	3.45%
2022	106,455	$4.47	to	$2.38	$398,253	—	0.55%	to	1.45%	(1.78%)	to	(2.66%)
2021	112,748	$4.55	to	$2.45	$432,848	—	0.55%	to	1.45%	25.33%	to	24.20%
2020	128,498	$3.63	to	$1.97	$395,051	—	0.55%	to	1.45%	0.47%	to	(0.43%)
Col VP Emerg Mkts Bond, Cl 2
2024	8,977	$1.13	to	$0.96	$9,588	4.93%	0.55%	to	1.90%	5.55%	to	4.13%
2023	9,315	$1.07	to	$0.92	$9,458	5.25%	0.55%	to	1.90%	9.42%	to	7.95%
2022	10,088	$0.97	to	$0.85	$9,401	4.03%	0.55%	to	1.90%	(16.62%)	to	(17.73%)
2021	11,854	$1.17	to	$1.04	$13,330	3.68%	0.55%	to	1.90%	(2.99%)	to	(4.29%)
2020	12,122	$1.21	to	$1.09	$14,140	3.23%	0.55%	to	1.90%	6.58%	to	5.14%
Col VP Emer Mkts, Cl 2
2024	35,524	$1.29	to	$1.10	$46,106	1.03%	0.60%	to	1.90%	4.82%	to	3.46%
2023	38,481	$1.23	to	$1.06	$47,969	—	0.60%	to	1.90%	8.54%	to	7.15%
2022	40,466	$1.14	to	$0.99	$46,712	—	0.60%	to	1.90%	(33.47%)	to	(34.33%)
2021	37,968	$1.71	to	$1.51	$66,169	0.84%	0.60%	to	1.90%	(8.03%)	to	(9.22%)
2020	32,764	$1.86	to	$1.66	$62,343	0.43%	0.60%	to	1.90%	32.37%	to	30.66%
Col VP Emer Mkts, Cl 3
2024	24,752	$3.22	to	$1.74	$62,439	1.15%	0.55%	to	1.45%	4.92%	to	3.97%
2023	28,396	$3.07	to	$1.67	$68,435	—	0.55%	to	1.45%	8.71%	to	7.74%
2022	31,922	$2.82	to	$1.55	$71,144	—	0.55%	to	1.45%	(33.34%)	to	(33.94%)
2021	35,031	$4.23	to	$2.35	$117,350	0.99%	0.55%	to	1.45%	(7.84%)	to	(8.67%)
2020	38,326	$4.59	to	$2.57	$139,658	0.56%	0.55%	to	1.45%	32.63%	to	31.44%
Col VP Global Strategic Inc, Cl 2
2024	10,102	$0.95	to	$0.81	$9,819	3.06%	0.60%	to	1.90%	2.69%	to	1.35%
2023	9,372	$0.93	to	$0.80	$8,915	3.11%	0.60%	to	1.90%	8.82%	to	7.41%
2022	9,863	$0.85	to	$0.74	$8,660	3.18%	0.60%	to	1.90%	(14.14%)	to	(15.25%)
2021	9,729	$0.99	to	$0.88	$9,991	3.67%	0.60%	to	1.90%	0.43%	to	(0.87%)
2020	9,357	$0.99	to	$0.88	$9,602	5.12%	0.60%	to	1.90%	3.96%	to	2.62%

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	133

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Global Strategic Inc, Cl 3
2024	25,477	$1.86	to	$1.14	$40,324	3.34%	0.55%	to	1.45%	2.68%	to	1.75%
2023	28,567	$1.82	to	$1.12	$44,431	3.26%	0.55%	to	1.45%	9.21%	to	8.23%
2022	31,815	$1.66	to	$1.03	$45,420	3.43%	0.55%	to	1.45%	(14.08%)	to	(14.85%)
2021	35,882	$1.93	to	$1.21	$59,979	3.92%	0.55%	to	1.45%	0.59%	to	(0.32%)
2020	38,477	$1.92	to	$1.22	$64,308	5.22%	0.55%	to	1.45%	4.11%	to	3.17%
Col VP Govt Money Mkt, Cl 2
2024	153,002	$1.06	to	$0.90	$150,363	4.60%	0.60%	to	1.90%	4.10%	to	2.75%
2023	157,215	$1.02	to	$0.87	$148,910	4.38%	0.60%	to	1.90%	3.84%	to	2.50%
2022	160,765	$0.98	to	$0.85	$146,821	1.24%	0.60%	to	1.90%	0.50%	to	(0.79%)
2021	102,600	$0.98	to	$0.86	$93,666	0.01%	0.60%	to	1.90%	(0.59%)	to	(1.87%)
2020	100,549	$0.98	to	$0.88	$92,735	0.13%	0.60%	to	1.90%	(0.36%)	to	(1.66%)
Col VP Govt Money Mkt, Cl 3
2024	128,739	$1.32	to	$0.97	$149,438	4.72%	0.55%	to	1.45%	4.29%	to	3.35%
2023	112,497	$1.26	to	$0.94	$126,338	4.50%	0.55%	to	1.45%	4.02%	to	3.09%
2022	125,779	$1.21	to	$0.91	$135,605	1.22%	0.55%	to	1.45%	0.61%	to	(0.29%)
2021	101,435	$1.21	to	$0.91	$110,390	0.01%	0.55%	to	1.45%	(0.53%)	to	(1.41%)
2020	123,715	$1.21	to	$0.93	$135,583	0.18%	0.55%	to	1.45%	(0.27%)	to	(1.16%)
Col VP Hi Yield Bond, Cl 2
2024	27,143	$1.74	to	$1.47	$51,990	5.66%	0.60%	to	1.90%	6.24%	to	4.85%
2023	26,480	$1.64	to	$1.41	$48,187	5.28%	0.60%	to	1.90%	11.20%	to	9.77%
2022	27,215	$1.47	to	$1.28	$44,830	5.01%	0.60%	to	1.90%	(11.31%)	to	(12.45%)
2021	28,938	$1.66	to	$1.46	$54,019	4.95%	0.60%	to	1.90%	4.17%	to	2.82%
2020	27,679	$1.59	to	$1.42	$49,734	5.59%	0.60%	to	1.90%	5.67%	to	4.31%
Col VP Hi Yield Bond, Cl 3
2024	33,899	$3.57	to	$2.34	$107,337	5.70%	0.55%	to	1.45%	6.36%	to	5.40%
2023	38,417	$3.36	to	$2.22	$115,280	5.38%	0.55%	to	1.45%	11.47%	to	10.47%
2022	43,790	$3.01	to	$2.01	$118,266	5.08%	0.55%	to	1.45%	(11.19%)	to	(11.99%)
2021	50,238	$3.39	to	$2.28	$153,394	4.93%	0.55%	to	1.45%	4.29%	to	3.35%
2020	55,713	$3.25	to	$2.21	$163,849	5.64%	0.55%	to	1.45%	5.96%	to	5.01%
Col VP Inc Opp, Cl 2
2024	15,313	$1.68	to	$1.42	$28,100	5.36%	0.60%	to	1.90%	5.08%	to	3.71%
2023	15,262	$1.60	to	$1.37	$26,797	4.92%	0.60%	to	1.90%	10.70%	to	9.27%
2022	15,640	$1.44	to	$1.25	$24,877	5.14%	0.60%	to	1.90%	(10.75%)	to	(11.89%)
2021	15,562	$1.61	to	$1.42	$27,881	8.91%	0.60%	to	1.90%	3.52%	to	2.18%
2020	15,674	$1.56	to	$1.39	$27,225	4.58%	0.60%	to	1.90%	5.04%	to	3.68%
Col VP Inc Opp, Cl 3
2024	25,911	$2.83	to	$2.24	$67,081	5.36%	0.55%	to	1.45%	5.31%	to	4.36%
2023	29,011	$2.69	to	$2.14	$71,590	5.03%	0.55%	to	1.45%	10.90%	to	9.91%
2022	32,732	$2.43	to	$1.95	$73,104	5.16%	0.55%	to	1.45%	(10.70%)	to	(11.50%)
2021	37,714	$2.72	to	$2.20	$94,708	8.85%	0.55%	to	1.45%	3.90%	to	2.97%
2020	42,052	$2.61	to	$2.14	$101,999	4.60%	0.55%	to	1.45%	5.16%	to	4.21%
Col VP Inter Bond, Cl 2
2024	69,888	$1.18	to	$1.00	$84,550	4.55%	0.60%	to	1.90%	1.12%	to	(0.19%)
2023	60,739	$1.17	to	$1.00	$72,989	2.14%	0.60%	to	1.90%	5.46%	to	4.09%
2022	48,671	$1.11	to	$0.97	$55,788	2.91%	0.60%	to	1.90%	(17.71%)	to	(18.78%)
2021	50,375	$1.35	to	$1.19	$70,444	3.08%	0.60%	to	1.90%	(1.18%)	to	(2.45%)
2020	47,138	$1.36	to	$1.22	$66,938	2.67%	0.60%	to	1.90%	11.60%	to	10.16%
Col VP Inter Bond, Cl 3
2024	110,218	$2.12	to	$1.39	$201,848	4.63%	0.55%	to	1.45%	1.28%	to	0.37%
2023	119,388	$2.09	to	$1.38	$216,758	2.22%	0.55%	to	1.45%	5.61%	to	4.67%
2022	126,393	$1.98	to	$1.32	$218,263	3.03%	0.55%	to	1.45%	(17.62%)	to	(18.36%)
2021	145,682	$2.41	to	$1.62	$306,148	3.17%	0.55%	to	1.45%	(0.90%)	to	(1.79%)
2020	160,950	$2.43	to	$1.65	$342,523	2.75%	0.55%	to	1.45%	11.83%	to	10.83%

134	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Lg Cap Gro, Cl 2
2024	21,980	$5.67	to	$4.81	$152,642	—	0.60%	to	1.90%	30.22%		to	28.53%
2023	21,127	$4.36	to	$3.74	$115,306	—	0.60%	to	1.90%	41.92%		to	40.09%
2022	19,630	$3.07	to	$2.67	$76,441	—	0.60%	to	1.90%	(31.94%)		to	(32.82%)
2021	19,443	$4.51	to	$3.97	$111,805	—	0.60%	to	1.90%	27.58%		to	25.94%
2020	17,772	$3.53	to	$3.15	$80,335	—	0.60%	to	1.90%	33.61%		to	31.88%
Col VP Lg Cap Gro, Cl 3
2024	34,111	$4.32	to	$5.67	$152,156	—	0.55%	to	1.45%	30.47%		to	29.29%
2023	38,438	$3.31	to	$4.38	$131,653	—	0.55%	to	1.45%	42.17%		to	40.90%
2022	42,115	$2.33	to	$3.11	$101,467	—	0.55%	to	1.45%	(31.82%)		to	(32.43%)
2021	47,378	$3.42	to	$4.60	$168,058	—	0.55%	to	1.45%	27.83%		to	26.69%
2020	55,016	$2.67	to	$3.63	$152,397	—	0.55%	to	1.45%	33.83%		to	32.63%
Col VP Lg Cap Index, Cl 2
2024	124,306	$1.43	to	$1.38	$174,897	—	0.60%	to	1.55%	23.65%		to	22.48%
2023	88,753	$1.16	to	$1.13	$101,415	—	0.60%	to	1.55%	24.90%		to	23.73%
2022	54,509	$0.93	to	$0.91	$50,101	—	0.60%	to	1.55%	(19.03%)		to	(19.79%)
2021	23,421	$1.14	to	$1.14	$26,667	—	0.60%	to	1.55%	13.93	%(6)	to	13.22	%(6)
Col VP Lg Cap Index, Cl 3
2024	119,957	$5.02	to	$3.98	$588,804	—	0.55%	to	1.90%	23.85%		to	22.18%
2023	132,545	$4.05	to	$3.26	$528,874	—	0.55%	to	1.90%	25.13%		to	23.46%
2022	141,826	$3.24	to	$2.64	$454,456	—	0.55%	to	1.90%	(18.89%)		to	(19.98%)
2021	149,903	$3.99	to	$3.30	$595,823	—	0.55%	to	1.90%	27.52%		to	25.81%
2020	152,958	$3.13	to	$2.62	$479,900	—	0.55%	to	1.90%	17.25%		to	15.68%
Col VP Limited Duration Cr, Cl 2
2024	70,718	$1.10	to	$1.01	$82,194	3.63%	0.55%	to	1.90%	4.06%		to	2.65%
2023	66,869	$1.06	to	$0.99	$74,958	3.05%	0.55%	to	1.90%	6.08%		to	4.66%
2022	70,475	$1.00	to	$0.94	$74,819	0.52%	0.55%	to	1.90%	(6.87%)		to	(8.12%)
2021	59,735	$1.07	to	$1.03	$68,215	1.39%	0.55%	to	1.90%	(1.38%)		to	(2.71%)
2020	54,109	$1.09	to	$1.06	$62,924	2.54%	0.55%	to	1.90%	4.99%		to	3.58%
Col VP Long Govt/Cr Bond, Cl 2
2024	15,316	$1.01	to	$0.87	$14,776	3.43%	0.55%	to	1.90%	(4.92%)		to	(6.21%)
2023	14,703	$1.07	to	$0.92	$15,002	3.29%	0.55%	to	1.90%	6.10%		to	4.67%
2022	10,846	$1.01	to	$0.88	$10,487	2.36%	0.55%	to	1.90%	(28.09%)		to	(29.06%)
2021	12,912	$1.40	to	$1.24	$17,456	1.65%	0.55%	to	1.90%	(4.00%)		to	(5.28%)
2020	19,114	$1.46	to	$1.31	$27,008	2.51%	0.55%	to	1.90%	16.43%		to	14.87%
Col VP Overseas Core, Cl 2
2024	19,658	$1.71	to	$1.48	$36,134	4.13%	0.60%	to	1.90%	2.62%		to	1.28%
2023	20,026	$1.66	to	$1.47	$36,445	1.66%	0.60%	to	1.90%	14.64%		to	13.16%
2022	19,479	$1.45	to	$1.29	$31,077	0.76%	0.60%	to	1.90%	(15.41%)		to	(16.50%)
2021	19,064	$1.71	to	$1.55	$36,106	1.09%	0.60%	to	1.90%	9.09%		to	7.68%
2020	14,948	$1.57	to	$1.44	$26,029	1.43%	0.60%	to	1.90%	8.19%		to	6.78%
Col VP Overseas Core, Cl 3
2024	24,605	$1.85	to	$1.62	$47,222	4.30%	0.55%	to	1.45%	2.77%		to	1.85%
2023	27,311	$1.80	to	$1.59	$51,120	1.83%	0.55%	to	1.45%	14.84%		to	13.81%
2022	30,269	$1.57	to	$1.40	$49,413	0.80%	0.55%	to	1.45%	(15.27%)		to	(16.03%)
2021	32,569	$1.85	to	$1.66	$63,000	1.18%	0.55%	to	1.45%	9.28%		to	8.30%
2020	36,058	$1.69	to	$1.54	$64,166	1.56%	0.55%	to	1.45%	8.33%		to	7.36%
Col VP Select Lg Cap Eq, Cl 2
2024	3,262	$1.44	to	$1.41	$4,653	—	0.65%	to	1.55%	23.02%		to	21.91%
2023	2,393	$1.17	to	$1.16	$2,785	—	0.65%	to	1.55%	26.94%		to	25.81%
2022	544	$0.92	to	$0.92	$501	—	0.65%	to	1.55%	(8.22	%)(7)	to	(8.76	%)(7)

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	135

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Select Lg Cap Val, Cl 2
2024	16,649	$3.42	to	$2.94	$70,423	—	0.60%	to	1.90%	11.90%		to	10.45%
2023	17,249	$3.05	to	$2.67	$66,072	—	0.60%	to	1.90%	4.48%		to	3.14%
2022	17,438	$2.92	to	$2.58	$64,723	—	0.60%	to	1.90%	(2.65%)		to	(3.90%)
2021	13,936	$3.00	to	$2.69	$53,745	—	0.60%	to	1.90%	25.23%		to	23.61%
2020	9,450	$2.40	to	$2.18	$29,243	—	0.60%	to	1.90%	6.17%		to	4.80%
Col VP Select Lg Cap Val, Cl 3
2024	9,378	$4.80	to	$3.50	$39,763	—	0.55%	to	1.45%	12.13%		to	11.12%
2023	11,454	$4.28	to	$3.15	$43,542	—	0.55%	to	1.45%	4.65%		to	3.72%
2022	13,975	$4.09	to	$3.04	$50,932	—	0.55%	to	1.45%	(2.49%)		to	(3.36%)
2021	12,549	$4.20	to	$3.15	$47,197	—	0.55%	to	1.45%	25.46%		to	24.33%
2020	10,598	$3.34	to	$2.53	$31,993	—	0.55%	to	1.45%	6.37%		to	5.41%
Col VP Select Mid Cap Gro, Cl 2
2024	10,803	$3.53	to	$3.00	$43,319	—	0.60%	to	1.90%	22.62%		to	21.03%
2023	10,620	$2.88	to	$2.48	$35,129	—	0.60%	to	1.90%	24.18%		to	22.58%
2022	10,060	$2.32	to	$2.02	$27,061	—	0.60%	to	1.90%	(31.42%)		to	(32.31%)
2021	9,970	$3.38	to	$2.99	$39,277	—	0.60%	to	1.90%	15.57%		to	14.08%
2020	9,288	$2.92	to	$2.62	$31,803	—	0.60%	to	1.90%	34.27%		to	32.54%
Col VP Select Mid Cap Gro, Cl 3
2024	16,253	$5.56	to	$3.97	$72,846	—	0.55%	to	1.45%	22.85%		to	21.74%
2023	18,490	$4.53	to	$3.26	$67,844	—	0.55%	to	1.45%	24.40%		to	23.29%
2022	19,888	$3.64	to	$2.64	$58,878	—	0.55%	to	1.45%	(31.30%)		to	(31.91%)
2021	22,032	$5.30	to	$3.88	$95,791	—	0.55%	to	1.45%	15.77%		to	14.73%
2020	24,410	$4.57	to	$3.38	$92,335	—	0.55%	to	1.45%	34.49%		to	33.29%
Col VP Select Mid Cap Val, Cl 2
2024	11,099	$3.27	to	$2.79	$43,249	—	0.60%	to	1.90%	11.59%		to	10.14%
2023	11,612	$2.93	to	$2.54	$40,998	—	0.60%	to	1.90%	9.39%		to	7.98%
2022	12,350	$2.68	to	$2.35	$40,200	—	0.60%	to	1.90%	(10.20%)		to	(11.36%)
2021	11,773	$2.99	to	$2.65	$42,971	—	0.60%	to	1.90%	31.18%		to	29.49%
2020	10,747	$2.28	to	$2.05	$29,999	—	0.60%	to	1.90%	6.61%		to	5.23%
Col VP Select Mid Cap Val, Cl 3
2024	9,549	$4.84	to	$3.27	$39,071	—	0.55%	to	1.45%	11.79%		to	10.78%
2023	10,964	$4.33	to	$2.95	$40,179	—	0.55%	to	1.45%	9.58%		to	8.60%
2022	12,744	$3.95	to	$2.72	$42,797	—	0.55%	to	1.45%	(10.06%)		to	(10.86%)
2021	13,270	$4.39	to	$3.05	$49,753	—	0.55%	to	1.45%	31.41%		to	30.23%
2020	15,060	$3.34	to	$2.34	$43,098	—	0.55%	to	1.45%	6.82%		to	5.86%
Col VP Select Sm Cap Val, Cl 2
2024	7,696	$2.88	to	$2.48	$27,184	—	0.60%	to	1.90%	12.98%		to	11.51%
2023	7,937	$2.55	to	$2.22	$25,205	—	0.60%	to	1.90%	12.17%		to	10.73%
2022	7,906	$2.27	to	$2.01	$22,558	—	0.60%	to	1.90%	(15.43%)		to	(16.53%)
2021	6,959	$2.68	to	$2.40	$23,615	—	0.60%	to	1.90%	29.84%		to	28.16%
2020	5,865	$2.07	to	$1.88	$15,402	—	0.60%	to	1.90%	8.27%		to	6.87%
Col VP Select Sm Cap Val, Cl 3
2024	6,036	$5.67	to	$2.95	$28,661	—	0.55%	to	1.45%	13.18%		to	12.16%
2023	6,967	$5.01	to	$2.63	$29,240	—	0.55%	to	1.45%	12.36%		to	11.35%
2022	7,805	$4.45	to	$2.36	$29,169	—	0.55%	to	1.45%	(15.29%)		to	(16.04%)
2021	8,094	$5.26	to	$2.82	$36,039	—	0.55%	to	1.45%	30.08%		to	28.92%
2020	8,684	$4.04	to	$2.18	$30,099	—	0.55%	to	1.45%	8.46%		to	7.48%
Col VP Sel Gbl Tech, Cl 2
2024	12,575	$1.55	to	$1.52	$19,314	—	0.65%	to	1.55%	25.76%		to	24.62%
2023	6,245	$1.23	to	$1.22	$7,657	—	0.65%	to	1.55%	43.93%		to	42.65%
2022	1,146	$0.86	to	$0.85	$980	—	0.65%	to	1.55%	(15.93	%)(7)	to	(16.44	%)(7)

136	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Sm Cap Val, Cl 2
2024	1,931	$1.29	to	$1.26	$2,467	0.58%	0.65%	to	1.55%	7.97%		to	6.99%
2023	1,342	$1.20	to	$1.18	$1,595	0.49%	0.65%	to	1.55%	20.87%		to	19.80%
2022	409	$0.99	to	$0.98	$404	0.18%	0.65%	to	1.55%	(1.99	%)(7)	to	(2.56	%)(7)
Col VP Strategic Inc, Cl 2
2024	63,542	$1.40	to	$1.19	$82,044	4.33%	0.60%	to	1.90%	3.88%		to	2.53%
2023	62,276	$1.35	to	$1.16	$77,774	3.47%	0.60%	to	1.90%	8.56%		to	7.15%
2022	60,974	$1.25	to	$1.09	$70,436	2.71%	0.60%	to	1.90%	(12.05%)		to	(13.19%)
2021	60,277	$1.42	to	$1.25	$79,642	5.31%	0.60%	to	1.90%	1.03%		to	(0.28%)
2020	54,322	$1.40	to	$1.25	$71,367	3.34%	0.60%	to	1.90%	5.99%		to	4.62%
Col VP US Govt Mtge, Cl 2
2024	12,085	$1.06	to	$0.90	$12,123	2.85%	0.60%	to	1.90%	0.72%		to	(0.59%)
2023	14,811	$1.05	to	$0.90	$14,761	2.54%	0.60%	to	1.90%	4.80%		to	3.45%
2022	16,021	$1.01	to	$0.87	$15,283	1.79%	0.60%	to	1.90%	(14.83%)		to	(15.93%)
2021	15,497	$1.18	to	$1.04	$17,497	1.80%	0.60%	to	1.90%	(1.78%)		to	(3.05%)
2020	14,174	$1.20	to	$1.07	$16,346	2.42%	0.60%	to	1.90%	4.23%		to	2.87%
Col VP US Govt Mtge, Cl 3
2024	24,788	$1.53	to	$1.04	$32,864	3.17%	0.55%	to	1.45%	0.88%		to	(0.02%)
2023	28,406	$1.51	to	$1.04	$37,449	2.67%	0.55%	to	1.45%	4.97%		to	4.04%
2022	31,984	$1.44	to	$1.00	$40,242	1.98%	0.55%	to	1.45%	(14.73%)		to	(15.50%)
2021	37,439	$1.69	to	$1.19	$55,348	1.89%	0.55%	to	1.45%	(1.61%)		to	(2.49%)
2020	41,015	$1.72	to	$1.22	$61,786	2.50%	0.55%	to	1.45%	4.38%		to	3.44%
CS Commodity Return, Cl 1
2024	16,536	$0.68	to	$0.60	$10,638	2.97%	0.55%	to	1.45%	4.25%		to	3.31%
2023	18,490	$0.65	to	$0.58	$11,445	21.54%	0.55%	to	1.45%	(9.61%)		to	(10.42%)
2022	21,993	$0.72	to	$0.65	$15,137	15.31%	0.55%	to	1.45%	15.40%		to	14.37%
2021	21,050	$0.62	to	$0.57	$12,605	4.76%	0.55%	to	1.45%	27.20%		to	26.06%
2020	21,423	$0.49	to	$0.45	$10,128	5.96%	0.55%	to	1.45%	(2.02%)		to	(2.90%)
CTIVP AC Div Bond, Cl 2
2024	22,239	$1.13	to	$0.96	$25,373	4.01%	0.60%	to	1.90%	0.93%		to	(0.39%)
2023	18,390	$1.12	to	$0.96	$20,880	3.12%	0.60%	to	1.90%	4.70%		to	3.35%
2022	15,338	$1.07	to	$0.93	$16,738	2.93%	0.60%	to	1.90%	(16.02%)		to	(17.10%)
2021	14,286	$1.28	to	$1.12	$18,609	2.04%	0.60%	to	1.90%	(0.31%)		to	(1.59%)
2020	15,575	$1.28	to	$1.14	$20,436	1.74%	0.60%	to	1.90%	7.60%		to	6.20%
CTIVP BR Gl Infl Prot Sec, Cl 2
2024	15,275	$1.12	to	$0.95	$17,742	1.75%	0.60%	to	1.90%	(1.80%)		to	(3.07%)
2023	17,710	$1.14	to	$0.98	$21,070	8.95%	0.60%	to	1.90%	3.27%		to	1.94%
2022	20,991	$1.11	to	$0.96	$24,291	4.59%	0.60%	to	1.90%	(18.17%)		to	(19.24%)
2021	19,577	$1.35	to	$1.19	$27,836	0.57%	0.60%	to	1.90%	3.80%		to	2.46%
2020	13,758	$1.30	to	$1.16	$18,927	0.45%	0.60%	to	1.90%	8.31%		to	6.92%
CTIVP BR Gl Infl Prot Sec, Cl 3
2024	27,066	$1.56	to	$1.29	$39,226	1.86%	0.55%	to	1.45%	(1.60%)		to	(2.49%)
2023	30,734	$1.58	to	$1.32	$45,399	8.82%	0.55%	to	1.45%	3.39%		to	2.46%
2022	36,009	$1.53	to	$1.29	$51,673	4.45%	0.55%	to	1.45%	(18.04%)		to	(18.77%)
2021	39,791	$1.87	to	$1.59	$69,964	0.69%	0.55%	to	1.45%	3.91%		to	2.97%
2020	39,638	$1.80	to	$1.55	$67,369	0.56%	0.55%	to	1.45%	8.52%		to	7.54%
CTIVP CenterSquare Real Est, Cl 2
2024	9,907	$2.03	to	$1.75	$22,873	2.34%	0.60%	to	1.90%	9.20%		to	7.78%
2023	10,611	$1.86	to	$1.62	$22,631	1.78%	0.60%	to	1.90%	12.88%		to	11.43%
2022	11,996	$1.65	to	$1.45	$22,847	1.34%	0.60%	to	1.90%	(24.78%)		to	(25.76%)
2021	11,723	$2.19	to	$1.96	$29,846	1.10%	0.60%	to	1.90%	40.36%		to	38.55%
2020	12,537	$1.56	to	$1.41	$22,818	4.18%	0.60%	to	1.90%	(5.75%)		to	(6.97%)

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	137

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CTIVP MFS Val, Cl 2
2024	22,384	$3.18	to	$2.73	$84,490	—	0.60%	to	1.90%	10.77%	to	9.33%
2023	21,939	$2.87	to	$2.50	$75,303	—	0.60%	to	1.90%	7.13%	to	5.75%
2022	22,716	$2.68	to	$2.36	$73,528	—	0.60%	to	1.90%	(6.91%)	to	(8.11%)
2021	21,551	$2.88	to	$2.57	$75,491	—	0.60%	to	1.90%	24.36%	to	22.76%
2020	21,073	$2.32	to	$2.09	$59,610	—	0.60%	to	1.90%	2.72%	to	1.39%
CTIVP Prin Blue Chip Gro, Cl 1
2024	35,334	$3.31	to	$3.06	$113,673	—	0.55%	to	1.45%	20.75%	to	19.66%
2023	41,831	$2.74	to	$2.56	$111,833	—	0.55%	to	1.45%	38.77%	to	37.54%
2022	47,724	$1.98	to	$1.86	$92,282	—	0.55%	to	1.45%	(28.40%)	to	(29.04%)
2021	53,190	$2.76	to	$2.62	$144,175	—	0.55%	to	1.45%	17.92%	to	16.87%
2020	62,336	$2.34	to	$2.24	$143,801	—	0.55%	to	1.45%	31.21%	to	30.04%
CTIVP Prin Blue Chip Gro, Cl 2
2024	10,234	$4.93	to	$4.18	$63,767	—	0.60%	to	1.90%	20.39%	to	18.83%
2023	10,303	$4.09	to	$3.52	$53,451	—	0.60%	to	1.90%	38.38%	to	36.59%
2022	10,321	$2.96	to	$2.58	$39,157	—	0.60%	to	1.90%	(28.62%)	to	(29.54%)
2021	9,638	$4.15	to	$3.66	$51,911	—	0.60%	to	1.90%	17.57%	to	16.05%
2020	9,749	$3.53	to	$3.15	$44,895	—	0.60%	to	1.90%	30.82%	to	29.13%
CTIVP T Rowe Price LgCap Val, Cl 2
2024	13,384	$2.77	to	$2.38	$44,813	—	0.60%	to	1.90%	11.01%	to	9.56%
2023	13,904	$2.49	to	$2.17	$42,260	—	0.60%	to	1.90%	8.63%	to	7.23%
2022	14,600	$2.29	to	$2.03	$41,199	—	0.60%	to	1.90%	(5.73%)	to	(6.95%)
2021	12,161	$2.43	to	$2.18	$36,641	—	0.60%	to	1.90%	24.23%	to	22.63%
2020	10,703	$1.96	to	$1.78	$26,085	—	0.60%	to	1.90%	1.81%	to	0.50%
CTIVP TCW Core Plus Bond, Cl 2
2024	22,049	$1.07	to	$0.91	$23,280	3.85%	0.60%	to	1.90%	(0.10%)	to	(1.39%)
2023	18,366	$1.07	to	$0.92	$19,442	2.31%	0.60%	to	1.90%	4.91%	to	3.57%
2022	15,688	$1.02	to	$0.89	$15,903	0.89%	0.60%	to	1.90%	(14.82%)	to	(15.92%)
2021	15,052	$1.20	to	$1.05	$17,938	1.13%	0.60%	to	1.90%	(1.99%)	to	(3.26%)
2020	17,213	$1.22	to	$1.09	$21,080	2.20%	0.60%	to	1.90%	8.02%	to	6.63%
CTIVP Vty Sycamore Estb Val, Cl 2
2024	15,890	$3.87	to	$3.31	$70,731	—	0.60%	to	1.90%	8.97%	to	7.55%
2023	15,978	$3.55	to	$3.08	$66,318	—	0.60%	to	1.90%	9.02%	to	7.61%
2022	15,979	$3.25	to	$2.86	$61,811	—	0.60%	to	1.90%	(3.58%)	to	(4.82%)
2021	14,888	$3.37	to	$3.01	$60,951	—	0.60%	to	1.90%	30.76%	to	29.07%
2020	13,877	$2.58	to	$2.33	$43,610	—	0.60%	to	1.90%	7.16%	to	5.77%
CTIVP Vty Sycamore Estb Val, Cl 3
2024	8,117	$5.86	to	$4.23	$41,898	—	0.55%	to	1.45%	9.16%	to	8.18%
2023	9,202	$5.36	to	$3.91	$43,664	—	0.55%	to	1.45%	9.21%	to	8.23%
2022	10,010	$4.91	to	$3.61	$43,664	—	0.55%	to	1.45%	(3.42%)	to	(4.28%)
2021	10,178	$5.09	to	$3.77	$46,158	—	0.55%	to	1.45%	31.03%	to	29.85%
2020	10,052	$3.88	to	$2.90	$34,992	—	0.55%	to	1.45%	7.31%	to	6.35%
CTIVP Westfield Mid Cap Gro, Cl 2
2024	6,962	$3.55	to	$3.02	$30,938	—	0.60%	to	1.90%	16.49%	to	14.97%
2023	7,553	$3.05	to	$2.63	$29,092	—	0.60%	to	1.90%	24.43%	to	22.83%
2022	7,344	$2.45	to	$2.14	$23,011	—	0.60%	to	1.90%	(26.23%)	to	(27.18%)
2021	7,227	$3.32	to	$2.94	$30,841	—	0.60%	to	1.90%	15.72%	to	14.22%
2020	7,361	$2.87	to	$2.57	$27,283	—	0.60%	to	1.90%	26.42%	to	24.79%
CTIVP Westfield Sel Lg Cp Gr, Cl 2
2024	5,436	$3.88	to	$3.27	$26,788	—	0.60%	to	1.90%	26.39%	to	24.75%
2023	6,283	$3.07	to	$2.62	$24,647	—	0.60%	to	1.90%	29.84%	to	28.17%
2022	6,721	$2.37	to	$2.05	$20,677	—	0.60%	to	1.90%	(41.57%)	to	(42.32%)
2021	7,330	$4.05	to	$3.55	$38,806	—	0.60%	to	1.90%	(4.92%)	to	(6.15%)
2020	6,352	$4.26	to	$3.78	$35,501	—	0.60%	to	1.90%	74.44%	to	72.19%

138	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CVT EAFE Intl Index, Cl F
2024	4,153	$1.17	to	$1.14	$4,802	3.00%	0.65%	to	1.55%	2.28%		to	1.35%
2023	2,801	$1.14	to	$1.12	$3,180	3.77%	0.65%	to	1.55%	16.77%		to	15.73%
2022	1,106	$0.98	to	$0.97	$1,081	8.22%	0.65%	to	1.55%	(2.06	%)(7)	to	(2.64	%)(7)
CVT Nasdaq 100 Index, Cl F
2024	14,744	$1.61	to	$1.57	$23,550	0.42%	0.65%	to	1.55%	24.07%		to	22.95%
2023	7,195	$1.30	to	$1.28	$9,295	0.47%	0.65%	to	1.55%	53.03%		to	51.66%
2022	2,273	$0.85	to	$0.84	$1,929	0.44%	0.65%	to	1.55%	(16.49	%)(7)	to	(16.98	%)(7)
CVT Russ 2000 Sm Cap Ind, Cl F
2024	8,641	$1.21	to	$1.18	$10,352	1.55%	0.65%	to	1.55%	10.28%		to	9.29%
2023	4,332	$1.10	to	$1.08	$4,726	1.24%	0.65%	to	1.55%	15.61%		to	14.57%
2022	1,554	$0.95	to	$0.94	$1,475	1.76%	0.65%	to	1.55%	(6.07	%)(7)	to	(6.63	%)(7)
DWS Alt Asset Alloc VIP, Cl B
2024	12,997	$1.29	to	$1.09	$15,821	3.24%	0.55%	to	1.90%	4.72%		to	3.32%
2023	13,734	$1.23	to	$1.05	$16,055	6.64%	0.55%	to	1.90%	5.09%		to	3.69%
2022	15,555	$1.17	to	$1.02	$17,388	6.64%	0.55%	to	1.90%	(8.25%)		to	(9.47%)
2021	12,269	$1.28	to	$1.12	$15,007	1.58%	0.55%	to	1.90%	11.73%		to	10.24%
2020	10,984	$1.14	to	$1.02	$12,104	2.51%	0.55%	to	1.90%	4.74%		to	3.34%
EV VT Floating-Rate Inc, Init Cl
2024	44,900	$1.84	to	$1.13	$76,705	7.79%	0.55%	to	1.55%	7.04%		to	5.97%
2023	50,310	$1.72	to	$1.06	$80,842	8.19%	0.55%	to	1.55%	10.60%		to	9.51%
2022	57,322	$1.55	to	$0.97	$83,655	4.66%	0.55%	to	1.55%	(3.27%)		to	(2.68	%)(7)
2021	52,307	$1.61	to	$1.39	$79,386	2.90%	0.55%	to	1.45%	3.06%		to	2.13%
2020	53,306	$1.56	to	$1.36	$78,848	3.33%	0.55%	to	1.45%	1.41%		to	0.53%
Fid VIP Contrafund, Serv Cl 2
2024	115,087	$5.76	to	$4.12	$616,762	0.03%	0.55%	to	1.90%	32.71%		to	30.92%
2023	123,150	$4.34	to	$3.15	$507,551	0.26%	0.55%	to	1.90%	32.39%		to	30.62%
2022	133,029	$3.28	to	$2.41	$416,576	0.26%	0.55%	to	1.90%	(26.89%)		to	(27.87%)
2021	143,617	$4.48	to	$3.34	$618,452	0.03%	0.55%	to	1.90%	26.81%		to	25.11%
2020	156,503	$3.53	to	$2.67	$534,239	0.08%	0.55%	to	1.90%	29.52%		to	27.78%
Fid VIP Emer Mkts, Serv Cl 2
2024	2,227	$1.13	to	$1.11	$2,504	1.32%	0.65%	to	1.55%	9.00%		to	8.01%
2023	1,829	$1.04	to	$1.03	$1,893	2.66%	0.65%	to	1.55%	8.77%		to	7.81%
2022	617	$0.96	to	$0.95	$590	5.28%	0.65%	to	1.55%	(4.74	%)(7)	to	(5.30	%)(7)
Fid VIP Energy, Serv Cl 2
2024	2,329	$1.20	to	$1.18	$2,775	2.19%	0.65%	to	1.55%	3.34%		to	2.41%
2023	1,982	$1.17	to	$1.15	$2,295	2.81%	0.65%	to	1.55%	0.05%		to	(0.84%)
2022	681	$1.16	to	$1.16	$792	5.09%	0.65%	to	1.55%	15.45	%(7)	to	14.76	%(7)
Fid VIP Gro & Inc, Serv Cl
2024	8,759	$5.19	to	$4.69	$42,673	1.32%	0.55%	to	0.95%	21.46%		to	20.97%
2023	10,014	$4.27	to	$3.88	$40,195	1.56%	0.55%	to	0.95%	17.93%		to	17.46%
2022	10,958	$3.62	to	$3.30	$37,405	1.56%	0.55%	to	0.95%	(5.54%)		to	(5.92%)
2021	11,782	$3.84	to	$3.51	$42,718	2.29%	0.55%	to	0.95%	25.07%		to	24.58%
2020	12,829	$3.07	to	$2.82	$37,319	2.01%	0.55%	to	0.95%	7.14%		to	6.72%
Fid VIP Gro & Inc, Serv Cl 2
2024	22,743	$5.52	to	$1.40	$109,129	1.26%	0.55%	to	1.55%	21.29%		to	20.07%
2023	23,416	$4.55	to	$1.16	$96,519	1.50%	0.55%	to	1.55%	17.72%		to	16.55%
2022	23,378	$3.87	to	$1.00	$84,649	1.46%	0.55%	to	1.55%	(5.69%)		to	(0.41	%)(7)
2021	24,392	$4.10	to	$3.74	$95,670	2.17%	0.55%	to	1.20%	24.95%		to	24.14%
2020	27,581	$3.28	to	$3.01	$86,752	1.91%	0.55%	to	1.20%	7.00%		to	6.31%
Fid VIP Gro Opp, Serv Cl 2
2024	15,519	$1.67	to	$1.63	$25,706	—	0.65%	to	1.55%	37.66%		to	36.42%
2023	7,196	$1.22	to	$1.20	$8,689	—	0.65%	to	1.55%	44.36%		to	43.08%
2022	1,783	$0.84	to	$0.84	$1,499	—	0.65%	to	1.55%	(17.23	%)(7)	to	(17.72	%)(7)

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	139

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Fid VIP Intl Cap Appr, Serv Cl 2
2024	6,502	$1.25	to	$1.22	$8,079	0.79%	0.65%	to	1.55%	7.22%		to	6.25%
2023	3,267	$1.17	to	$1.15	$3,798	0.25%	0.65%	to	1.55%	26.37%		to	25.22%
2022	689	$0.93	to	$0.92	$637	0.22%	0.65%	to	1.55%	(6.69	%)(7)	to	(7.24	%)(7)
Fid VIP Invest Gr, Serv Cl 2
2024	15,685	$1.01	to	$0.99	$15,716	4.08%	0.65%	to	1.55%	0.84%		to	(0.08%)
2023	7,882	$1.00	to	$0.99	$7,862	4.31%	0.65%	to	1.55%	5.32%		to	4.38%
2022	859	$0.95	to	$0.95	$817	7.27%	0.65%	to	1.55%	(4.16	%)(7)	to	(4.73	%)(7)
Fid VIP Mid Cap, Serv Cl
2024	5,239	$12.91	to	$11.66	$63,821	0.46%	0.55%	to	0.95%	16.71%		to	16.24%
2023	5,939	$11.06	to	$10.03	$62,092	0.50%	0.55%	to	0.95%	14.38%		to	13.92%
2022	6,630	$9.67	to	$8.81	$60,815	0.40%	0.55%	to	0.95%	(15.32%)		to	(15.66%)
2021	7,266	$11.42	to	$10.44	$78,981	0.50%	0.55%	to	0.95%	24.82%		to	24.32%
2020	8,169	$9.15	to	$8.40	$71,389	0.55%	0.55%	to	0.95%	17.39%		to	16.92%
Fid VIP Mid Cap, Serv Cl 2
2024	59,996	$8.17	to	$2.71	$357,178	0.34%	0.55%	to	1.90%	16.53%		to	14.95%
2023	65,759	$7.01	to	$2.36	$337,242	0.38%	0.55%	to	1.90%	14.17%		to	12.65%
2022	70,982	$6.14	to	$2.09	$320,729	0.27%	0.55%	to	1.90%	(15.43%)		to	(16.56%)
2021	76,803	$7.27	to	$2.51	$412,423	0.36%	0.55%	to	1.90%	24.62%		to	22.95%
2020	84,028	$5.83	to	$2.04	$364,896	0.40%	0.55%	to	1.90%	17.22%		to	15.65%
Fid VIP Overseas, Serv Cl
2024	3,938	$2.54	to	$2.29	$9,394	1.59%	0.55%	to	0.95%	4.38%		to	3.96%
2023	4,139	$2.43	to	$2.21	$9,498	0.95%	0.55%	to	0.95%	19.75%		to	19.27%
2022	4,330	$2.03	to	$1.85	$8,318	0.96%	0.55%	to	0.95%	(25.00%)		to	(25.30%)
2021	4,660	$2.71	to	$2.48	$11,967	0.44%	0.55%	to	0.95%	18.92%		to	18.44%
2020	5,118	$2.28	to	$2.09	$11,088	0.34%	0.55%	to	0.95%	14.86%		to	14.40%
Fid VIP Overseas, Serv Cl 2
2024	16,335	$3.00	to	$1.78	$41,147	1.39%	0.55%	to	1.45%	4.23%		to	3.29%
2023	16,514	$2.88	to	$1.72	$40,198	0.80%	0.55%	to	1.45%	19.56%		to	18.50%
2022	17,219	$2.41	to	$1.46	$35,279	0.80%	0.55%	to	1.45%	(25.09%)		to	(25.76%)
2021	19,522	$3.22	to	$1.96	$53,906	0.32%	0.55%	to	1.45%	18.74%		to	17.67%
2020	21,628	$2.71	to	$1.67	$50,424	0.22%	0.55%	to	1.45%	14.70%		to	13.67%
Fid VIP Strategic Inc, Serv Cl 2
2024	146,803	$1.33	to	$1.14	$185,773	3.72%	0.55%	to	1.90%	5.20%		to	3.78%
2023	134,874	$1.27	to	$1.10	$162,987	4.45%	0.55%	to	1.90%	8.58%		to	7.13%
2022	131,771	$1.17	to	$1.02	$147,370	3.39%	0.55%	to	1.90%	(12.00%)		to	(13.18%)
2021	138,730	$1.33	to	$1.18	$177,205	2.56%	0.55%	to	1.90%	2.97%		to	1.58%
2020	127,920	$1.29	to	$1.16	$159,418	3.05%	0.55%	to	1.90%	6.57%		to	5.14%
Frank Global Real Est, Cl 2
2024	17,445	$3.46	to	$1.08	$41,247	1.83%	0.55%	to	1.45%	(0.87%)		to	(1.76%)
2023	19,107	$3.49	to	$1.10	$46,209	2.88%	0.55%	to	1.45%	10.82%		to	9.83%
2022	22,064	$3.15	to	$1.00	$48,213	2.42%	0.55%	to	1.45%	(26.47%)		to	(27.12%)
2021	23,528	$4.28	to	$1.37	$70,706	0.89%	0.55%	to	1.45%	26.09%		to	24.97%
2020	26,984	$3.40	to	$1.10	$64,477	3.29%	0.55%	to	1.45%	(5.91%)		to	(6.75%)
Frank Inc, Cl 2
2024	35,827	$1.77	to	$1.51	$59,763	5.13%	0.55%	to	1.90%	6.61%		to	5.18%
2023	38,683	$1.66	to	$1.43	$60,747	5.16%	0.55%	to	1.90%	8.03%		to	6.58%
2022	41,040	$1.53	to	$1.34	$59,978	4.85%	0.55%	to	1.90%	(5.99%)		to	(7.25%)
2021	38,475	$1.63	to	$1.45	$60,037	4.60%	0.55%	to	1.90%	16.12%		to	14.56%
2020	38,728	$1.40	to	$1.27	$52,301	5.97%	0.55%	to	1.90%	0.14%		to	(1.21%)
Frank Inc, Cl 4
2024	10,989	$1.11	to	$1.09	$12,123	5.20%	0.65%	to	1.55%	6.38%		to	5.42%
2023	5,805	$1.05	to	$1.03	$6,034	4.84%	0.65%	to	1.55%	7.85%		to	6.88%
2022	2,561	$0.97	to	$0.96	$2,476	7.34%	0.65%	to	1.55%	(3.02	%)(7)	to	(3.59	%)(7)

140	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Frank Mutual Gbl Dis, Cl 4
2024	503	$1.23	to	$1.20	$614	1.66%	0.65%	to	1.55%	3.90%		to	2.97%
2023	421	$1.18	to	$1.17	$496	2.88%	0.65%	to	1.55%	19.36%		to	18.29%
2022	134	$0.99	to	$0.99	$134	1.49%	0.65%	to	1.55%	(0.78	%)(7)	to	(1.37	%)(7)
Frank Mutual Shares, Cl 2
2024	20,758	$3.46	to	$2.01	$60,103	1.93%	0.55%	to	1.90%	10.66%		to	9.17%
2023	23,728	$3.12	to	$1.84	$62,315	1.87%	0.55%	to	1.90%	12.84%		to	11.33%
2022	26,191	$2.77	to	$1.66	$61,099	1.83%	0.55%	to	1.90%	(7.94%)		to	(9.17%)
2021	28,365	$3.01	to	$1.82	$72,024	2.85%	0.55%	to	1.90%	18.51%		to	16.93%
2020	32,570	$2.54	to	$1.56	$69,793	2.71%	0.55%	to	1.90%	(5.56%)		to	(6.83%)
Frank Sm Cap Val, Cl 2
2024	19,525	$8.36	to	$2.55	$110,503	0.93%	0.55%	to	1.90%	11.09%		to	9.59%
2023	22,656	$7.52	to	$2.33	$114,080	0.52%	0.55%	to	1.90%	12.13%		to	10.63%
2022	25,398	$6.71	to	$2.10	$113,286	1.00%	0.55%	to	1.90%	(10.56%)		to	(11.75%)
2021	26,794	$7.50	to	$2.38	$134,339	1.02%	0.55%	to	1.90%	24.68%		to	23.00%
2020	28,578	$6.02	to	$1.94	$115,452	1.50%	0.55%	to	1.90%	4.61%		to	3.22%
Frank Sm Cap Val, Cl 4
2024	4,048	$1.23	to	$1.20	$4,926	0.77%	0.65%	to	1.55%	10.88%		to	9.88%
2023	2,839	$1.11	to	$1.09	$3,129	0.42%	0.65%	to	1.55%	11.95%		to	10.93%
2022	1,205	$0.99	to	$0.98	$1,192	0.83%	0.65%	to	1.55%	(1.65	%)(7)	to	(2.23	%)(7)
GS VIT Mid Cap Val, Inst
2024	12,052	$9.59	to	$6.06	$103,251	0.98%	0.55%	to	1.20%	11.78%		to	11.05%
2023	13,864	$8.58	to	$5.45	$106,603	1.00%	0.55%	to	1.20%	10.81%		to	10.09%
2022	15,316	$7.74	to	$4.95	$106,671	0.68%	0.55%	to	1.20%	(10.48%)		to	(11.06%)
2021	16,894	$8.65	to	$5.57	$131,913	0.46%	0.55%	to	1.20%	30.23%		to	29.39%
2020	19,376	$6.64	to	$4.31	$116,602	0.62%	0.55%	to	1.20%	7.81%		to	7.11%
GS VIT Multi-Strategy Alt, Advisor
2024	9,160	$1.07	to	$0.93	$9,288	2.51%	0.55%	to	1.90%	2.54%		to	1.16%
2023	9,708	$1.04	to	$0.92	$9,647	6.44%	0.55%	to	1.90%	6.94%		to	5.51%
2022	10,136	$0.97	to	$0.87	$9,493	3.47%	0.55%	to	1.90%	(7.36%)		to	(8.59%)
2021	7,940	$1.05	to	$0.95	$8,057	1.38%	0.55%	to	1.90%	4.08%		to	2.68%
2020	7,250	$1.01	to	$0.93	$7,104	1.83%	0.55%	to	1.90%	5.99%		to	4.57%
GS VIT Multi-Strategy Alt, Serv
2024	1,559	$1.06	to	$1.03	$1,633	3.18%	0.65%	to	1.55%	2.61%		to	1.70%
2023	1,052	$1.03	to	$1.01	$1,078	9.18%	0.65%	to	1.55%	7.07%		to	6.12%
2022	401	$0.96	to	$0.96	$387	12.27%	0.65%	to	1.55%	(3.71	%)(7)	to	(4.27	%)(7)
GS VIT Sm Cap Eq Insights, Inst
2024	844	$6.45	to	$5.83	$5,093	0.97%	0.55%	to	0.95%	18.40%		to	17.92%
2023	901	$5.45	to	$4.94	$4,602	1.00%	0.55%	to	0.95%	18.62%		to	18.15%
2022	975	$4.59	to	$4.18	$4,209	0.31%	0.55%	to	0.95%	(19.82%)		to	(20.14%)
2021	1,088	$5.73	to	$5.24	$5,878	0.45%	0.55%	to	0.95%	23.11%		to	22.62%
2020	1,238	$4.65	to	$4.27	$5,451	0.22%	0.55%	to	0.95%	7.99%		to	7.56%
GS VIT Sm Cap Eq Insights, Serv
2024	2,063	$1.33	to	$1.30	$2,706	1.14%	0.65%	to	1.55%	18.04%		to	16.98%
2023	902	$1.12	to	$1.11	$1,008	1.29%	0.65%	to	1.55%	18.18%		to	17.13%
2022	330	$0.95	to	$0.95	$314	0.25%	0.65%	to	1.55%	(5.77	%)(7)	to	(6.32	%)(7)
GS VIT U.S. Eq Insights, Inst
2024	19,943	$5.40	to	$4.38	$101,544	0.62%	0.55%	to	1.45%	27.62%		to	26.47%
2023	23,461	$4.23	to	$3.46	$93,870	0.68%	0.55%	to	1.45%	23.13%		to	22.03%
2022	26,352	$3.44	to	$2.84	$85,875	0.79%	0.55%	to	1.45%	(20.18%)		to	(20.89%)
2021	29,415	$4.30	to	$3.59	$120,460	0.78%	0.55%	to	1.45%	28.70%		to	27.54%
2020	34,242	$3.34	to	$2.81	$109,201	0.84%	0.55%	to	1.45%	16.90%		to	15.86%

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	141

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Am Fran, Ser I
2024	3,022	$5.20	to	$4.94	$15,204	—	0.55%	to	0.95%	34.14%		to	33.61%
2023	3,517	$3.87	to	$3.70	$13,220	—	0.55%	to	0.95%	40.16%		to	39.60%
2022	3,864	$2.76	to	$2.65	$10,393	—	0.55%	to	0.95%	(31.49%)		to	(31.76%)
2021	4,117	$4.03	to	$3.88	$16,208	—	0.55%	to	0.95%	11.31%		to	10.87%
2020	4,758	$3.62	to	$3.50	$16,877	0.07%	0.55%	to	0.95%	41.57%		to	41.01%
Invesco VI Am Fran, Ser II
2024	9,428	$5.03	to	$4.49	$45,554	—	0.55%	to	1.45%	33.82%		to	32.61%
2023	11,541	$3.76	to	$3.39	$41,827	—	0.55%	to	1.45%	39.83%		to	38.58%
2022	13,038	$2.69	to	$2.44	$33,926	—	0.55%	to	1.45%	(31.67%)		to	(32.28%)
2021	14,122	$3.94	to	$3.61	$53,938	—	0.55%	to	1.45%	11.04%		to	10.04%
2020	16,180	$3.55	to	$3.28	$55,833	—	0.55%	to	1.45%	41.22%		to	39.95%
Invesco VI Bal Risk Alloc, Ser II
2024	19,882	$1.39	to	$1.19	$26,351	5.69%	0.55%	to	1.90%	2.99%		to	1.60%
2023	22,516	$1.35	to	$1.17	$29,098	—	0.55%	to	1.90%	5.82%		to	4.40%
2022	26,236	$1.28	to	$1.12	$32,129	7.41%	0.55%	to	1.90%	(14.98%)		to	(16.12%)
2021	25,890	$1.50	to	$1.34	$37,476	3.03%	0.55%	to	1.90%	8.66%		to	7.21%
2020	25,880	$1.38	to	$1.25	$34,796	7.46%	0.55%	to	1.90%	9.39%		to	7.92%
Invesco VI Comstock, Ser II
2024	22,813	$4.84	to	$1.26	$97,684	1.49%	0.55%	to	1.55%	14.23%		to	13.09%
2023	25,314	$4.23	to	$1.12	$95,816	1.55%	0.55%	to	1.55%	11.48%		to	10.37%
2022	27,918	$3.80	to	$1.01	$95,536	1.35%	0.55%	to	1.55%	0.29%		to	0.68	%(7)
2021	29,782	$3.79	to	$2.71	$102,722	1.57%	0.55%	to	1.45%	32.31%		to	31.13%
2020	36,170	$2.86	to	$2.07	$94,658	2.13%	0.55%	to	1.45%	(1.63%)		to	(2.51%)
Invesco VI Core Eq, Ser I
2024	11,324	$6.56	to	$6.56	$75,004	0.69%	1.25%	to	1.25%	24.04%		to	24.04%
2023	12,684	$5.29	to	$5.29	$67,844	0.73%	1.25%	to	1.25%	21.84%		to	21.84%
2022	13,894	$4.34	to	$4.34	$61,007	0.91%	1.25%	to	1.25%	(21.53%)		to	(21.53%)
2021	15,101	$5.53	to	$5.53	$84,521	0.66%	1.25%	to	1.25%	26.15%		to	26.15%
2020	16,461	$4.38	to	$4.38	$73,056	1.34%	1.25%	to	1.25%	12.44%		to	12.44%
Invesco VI Core Plus Bond, Ser II
2024	7,052	$1.01	to	$0.99	$7,083	4.33%	0.65%	to	1.55%	2.05%		to	1.14%
2023	3,782	$0.99	to	$0.98	$3,735	3.83%	0.65%	to	1.55%	5.16%		to	4.23%
2022	387	$0.95	to	$0.94	$366	1.32%	0.65%	to	1.55%	(4.93	%)(7)	to	(5.50	%)(7)
Invesco VI Dis Mid Cap Gro, Ser I
2024	10,489	$1.71	to	$1.66	$17,744	—	0.55%	to	1.20%	23.55%		to	22.74%
2023	11,608	$1.38	to	$1.35	$15,945	—	0.55%	to	1.20%	12.53%		to	11.81%
2022	12,594	$1.23	to	$1.21	$15,421	—	0.55%	to	1.20%	(31.36%)		to	(31.80%)
2021	14,159	$1.79	to	$1.77	$25,333	—	0.55%	to	1.20%	18.45%		to	17.68%
2020	15,946	$1.51	to	$1.50	$24,155	0.05%	0.55%	to	1.20%	51.03	%(5)	to	50.36	%(5)
Invesco VI Dis Mid Cap Gro, Ser II
2024	6,804	$1.69	to	$1.62	$11,272	—	0.55%	to	1.45%	23.24%		to	22.13%
2023	7,520	$1.37	to	$1.32	$10,148	—	0.55%	to	1.45%	12.23%		to	11.23%
2022	8,247	$1.22	to	$1.19	$9,954	—	0.55%	to	1.45%	(31.51%)		to	(32.12%)
2021	9,306	$1.78	to	$1.75	$16,458	—	0.55%	to	1.45%	18.14%		to	17.08%
2020	10,622	$1.51	to	$1.50	$15,963	—	0.55%	to	1.45%	50.65	%(5)	to	49.72	%(5)
Invesco VI Div Divd, Ser I
2024	5,577	$3.20	to	$2.92	$17,184	1.84%	0.55%	to	1.20%	12.59%		to	11.86%
2023	6,442	$2.84	to	$2.61	$17,683	1.96%	0.55%	to	1.20%	8.45%		to	7.75%
2022	7,439	$2.62	to	$2.43	$18,878	1.89%	0.55%	to	1.20%	(2.22%)		to	(2.85%)
2021	7,765	$2.68	to	$2.50	$20,232	2.10%	0.55%	to	1.20%	18.24%		to	17.48%
2020	8,941	$2.26	to	$2.13	$19,755	2.93%	0.55%	to	1.20%	(0.41%)		to	(1.05%)

142	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Div Divd, Ser II
2024	3,107	$2.96	to	$2.73	$9,066	1.62%	0.85%	to	1.45%	12.00%		to	11.33%
2023	3,624	$2.65	to	$2.45	$9,457	1.70%	0.85%	to	1.45%	7.85%		to	7.21%
2022	4,379	$2.45	to	$2.29	$10,598	1.68%	0.85%	to	1.45%	(2.75%)		to	(3.33%)
2021	4,426	$2.52	to	$2.37	$11,041	1.92%	0.85%	to	1.45%	17.59%		to	16.89%
2020	5,209	$2.15	to	$2.03	$11,057	2.70%	0.85%	to	1.45%	(0.98%)		to	(1.57%)
Invesco VI EQV Intl Eq, Ser II
2024	14,981	$2.47	to	$1.87	$33,563	1.49%	0.55%	to	1.45%	(0.21%)		to	(1.11%)
2023	17,008	$2.48	to	$1.89	$38,321	—	0.55%	to	1.45%	17.22%		to	16.18%
2022	19,003	$2.12	to	$1.63	$36,630	1.41%	0.55%	to	1.45%	(18.95%)		to	(19.68%)
2021	20,910	$2.61	to	$2.02	$49,860	1.03%	0.55%	to	1.45%	5.03%		to	4.09%
2020	23,326	$2.49	to	$1.94	$53,197	2.08%	0.55%	to	1.45%	13.11%		to	12.10%
Invesco VI Global, Ser II
2024	30,209	$5.07	to	$2.77	$127,717	—	0.55%	to	1.90%	15.15%		to	13.60%
2023	33,561	$4.40	to	$2.44	$123,102	—	0.55%	to	1.90%	33.71%		to	31.92%
2022	37,552	$3.29	to	$1.85	$103,293	—	0.55%	to	1.90%	(32.31%)		to	(33.22%)
2021	41,188	$4.87	to	$2.77	$168,530	—	0.55%	to	1.90%	14.54%		to	13.00%
2020	44,144	$4.25	to	$2.45	$158,216	0.44%	0.55%	to	1.90%	26.64%		to	24.94%
Invesco VI Gbl Strat Inc, Ser II
2024	70,761	$1.77	to	$0.91	$113,889	2.66%	0.55%	to	1.90%	2.22%		to	0.85%
2023	78,192	$1.73	to	$0.90	$123,483	—	0.55%	to	1.90%	8.01%		to	6.56%
2022	85,984	$1.60	to	$0.85	$126,018	—	0.55%	to	1.90%	(12.20%)		to	(13.37%)
2021	98,263	$1.83	to	$0.98	$164,758	4.16%	0.55%	to	1.90%	(4.09%)		to	(5.38%)
2020	109,621	$1.91	to	$1.03	$192,491	5.23%	0.55%	to	1.90%	2.43%		to	1.06%
Invesco VI Hlth, Ser II
2024	8,537	$3.41	to	$3.05	$28,023	—	0.55%	to	1.45%	3.30%		to	2.37%
2023	10,054	$3.30	to	$2.98	$32,073	—	0.55%	to	1.45%	2.20%		to	1.29%
2022	11,724	$3.23	to	$2.95	$36,734	—	0.55%	to	1.45%	(14.01%)		to	(14.78%)
2021	12,805	$3.75	to	$3.46	$46,666	0.00%	0.55%	to	1.45%	11.43%		to	10.43%
2020	14,173	$3.37	to	$3.13	$46,553	0.10%	0.55%	to	1.45%	13.57%		to	12.56%
Invesco VI Main St, Ser II
2024	1,199	$2.16	to	$2.06	$2,580	—	0.85%	to	1.45%	22.34%		to	21.61%
2023	1,307	$1.76	to	$1.69	$2,299	0.48%	0.85%	to	1.45%	21.79%		to	21.07%
2022	1,597	$1.45	to	$1.40	$2,295	1.10%	0.85%	to	1.45%	(20.98%)		to	(21.46%)
2021	1,925	$1.83	to	$1.78	$3,503	0.51%	0.85%	to	1.45%	26.15%		to	25.40%
2020	2,060	$1.45	to	$1.42	$2,976	1.13%	0.85%	to	1.45%	12.73%		to	12.06%
Invesco VI Mn St Sm Cap, Ser II
2024	22,985	$5.58	to	$2.96	$107,467	—	0.55%	to	1.90%	11.79%		to	10.28%
2023	23,472	$5.00	to	$2.68	$98,221	0.96%	0.55%	to	1.90%	17.18%		to	15.61%
2022	23,898	$4.26	to	$2.32	$85,386	0.25%	0.55%	to	1.90%	(16.50%)		to	(17.62%)
2021	26,168	$5.11	to	$2.82	$112,646	0.18%	0.55%	to	1.90%	21.59%		to	19.96%
2020	27,781	$4.20	to	$2.35	$98,850	0.37%	0.55%	to	1.90%	18.98%		to	17.38%
Invesco VI Tech, Ser I
2024	6,567	$4.70	to	$4.75	$29,890	—	0.55%	to	1.20%	33.53%		to	32.66%
2023	7,330	$3.52	to	$3.58	$24,846	—	0.55%	to	1.20%	46.14%		to	45.20%
2022	8,033	$2.41	to	$2.46	$18,662	—	0.55%	to	1.20%	(40.28%)		to	(40.67%)
2021	8,637	$4.03	to	$4.15	$33,694	—	0.55%	to	1.20%	13.78%		to	13.05%
2020	10,030	$3.55	to	$3.67	$34,515	—	0.55%	to	1.20%	45.31%		to	44.37%
Invesco VI Tech, Ser II
2024	5,149	$1.56	to	$1.52	$7,935	—	0.65%	to	1.55%	32.99%		to	31.78%
2023	2,929	$1.17	to	$1.15	$3,408	—	0.65%	to	1.55%	45.77%		to	44.47%
2022	610	$0.80	to	$0.80	$490	—	0.65%	to	1.55%	(20.88	%)(7)	to	(21.36	%)(7)

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	143

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Janus Henderson VIT Bal, Serv
2024	93,103	$1.73	to	$1.58	$156,291	1.78%	0.55%	to	1.90%	14.51%		to	12.97%
2023	89,611	$1.51	to	$1.40	$132,210	1.82%	0.55%	to	1.90%	14.51%		to	12.97%
2022	88,215	$1.32	to	$1.24	$113,816	0.98%	0.55%	to	1.90%	(17.07%)		to	(18.18%)
2021	87,752	$1.59	to	$1.52	$137,239	0.69%	0.55%	to	1.90%	16.27%		to	14.70%
2020	74,253	$1.37	to	$1.32	$100,413	1.60%	0.55%	to	1.90%	13.40%		to	11.88%
Janus Henderson VIT Enter, Serv
2024	4,236	$3.67	to	$3.32	$14,590	0.62%	0.55%	to	0.95%	14.69%		to	14.23%
2023	4,828	$3.20	to	$2.91	$14,534	0.09%	0.55%	to	0.95%	17.13%		to	16.67%
2022	5,343	$2.73	to	$2.49	$13,772	0.08%	0.55%	to	0.95%	(16.61%)		to	(16.94%)
2021	5,926	$3.27	to	$3.00	$18,370	0.24%	0.55%	to	0.95%	15.90%		to	15.44%
2020	6,521	$2.82	to	$2.60	$17,484	—	0.55%	to	0.95%	18.53%		to	18.06%
Janus Henderson VIT Flex Bd, Serv
2024	60,128	$1.11	to	$0.95	$63,357	4.30%	0.55%	to	1.90%	1.07%		to	(0.29%)
2023	54,461	$1.10	to	$0.95	$57,033	3.72%	0.55%	to	1.90%	4.72%		to	3.33%
2022	49,715	$1.05	to	$0.92	$49,951	1.97%	0.55%	to	1.90%	(14.37%)		to	(15.51%)
2021	54,882	$1.23	to	$1.09	$64,705	1.63%	0.55%	to	1.90%	(1.66%)		to	(2.97%)
2020	55,739	$1.25	to	$1.12	$67,139	2.47%	0.55%	to	1.90%	9.65%		to	8.18%
Janus Henderson VIT Forty, Serv
2024	3,637	$1.53	to	$1.49	$5,506	0.01%	0.65%	to	1.55%	27.30%		to	26.15%
2023	2,031	$1.20	to	$1.18	$2,427	0.20%	0.65%	to	1.55%	38.75%		to	37.51%
2022	550	$0.87	to	$0.86	$477	0.21%	0.65%	to	1.55%	(14.36	%)(7)	to	(14.87	%)(7)
Janus Hend VIT Gbl Tech Innov, Srv
2024	9,868	$4.83	to	$1.68	$43,523	—	0.55%	to	1.55%	31.03%		to	29.72%
2023	9,595	$3.69	to	$1.29	$33,980	—	0.55%	to	1.55%	53.43%		to	51.91%
2022	9,650	$2.40	to	$0.85	$22,290	—	0.55%	to	1.55%	(37.47%)		to	(16.26	%)(7)
2021	11,042	$3.84	to	$8.59	$41,320	0.11%	0.55%	to	1.20%	17.10%		to	16.34%
2020	12,474	$3.28	to	$7.38	$39,831	—	0.55%	to	1.20%	49.90%		to	48.93%
Janus Henderson VIT Overseas, Serv
2024	11,882	$2.17	to	$1.13	$22,946	1.34%	0.55%	to	1.55%	4.99%		to	3.94%
2023	10,521	$2.07	to	$1.09	$20,209	1.43%	0.55%	to	1.55%	9.98%		to	8.89%
2022	10,668	$1.88	to	$1.00	$19,075	1.70%	0.55%	to	1.55%	(9.34%)		to	(0.29	%)(7)
2021	10,886	$2.08	to	$3.21	$21,627	1.02%	0.55%	to	1.20%	12.67%		to	11.94%
2020	11,852	$1.84	to	$2.86	$20,942	1.20%	0.55%	to	1.20%	15.39%		to	14.64%
Janus Henderson VIT Res, Serv
2024	13,692	$5.60	to	$4.44	$71,065	—	0.55%	to	1.90%	34.21%		to	32.41%
2023	15,163	$4.17	to	$3.35	$58,985	0.06%	0.55%	to	1.90%	42.03%		to	40.13%
2022	15,712	$2.94	to	$2.39	$43,311	—	0.55%	to	1.90%	(30.45%)		to	(31.38%)
2021	16,792	$4.23	to	$3.48	$66,914	0.02%	0.55%	to	1.90%	19.39%		to	17.79%
2020	18,250	$3.54	to	$2.96	$61,214	0.22%	0.55%	to	1.90%	31.85%		to	30.08%
Lazard Ret Emer Mkts Eq, Serv
2024	789	$1.21	to	$1.18	$946	3.79%	0.65%	to	1.55%	6.73%		to	5.77%
2023	332	$1.13	to	$1.11	$374	7.35%	0.65%	to	1.55%	21.48%		to	20.40%
2022	43	$0.93	to	$0.93	$42	3.94%	0.65%	to	1.55%	(6.40	%)(7)	to	(6.96	%)(7)
Lazard Ret Global Dyn MA, Serv
2024	5,920	$1.67	to	$1.42	$9,309	—	0.55%	to	1.90%	8.00%		to	6.54%
2023	6,834	$1.54	to	$1.33	$10,001	—	0.55%	to	1.90%	10.21%		to	8.73%
2022	8,731	$1.40	to	$1.23	$11,622	0.08%	0.55%	to	1.90%	(17.83%)		to	(18.93%)
2021	10,498	$1.70	to	$1.51	$17,083	2.74%	0.55%	to	1.90%	11.32%		to	9.83%
2020	11,732	$1.53	to	$1.38	$17,230	0.61%	0.55%	to	1.90%	0.26%		to	(1.09%)
Lord Abt Bond Debenture, Cl VC
2024	6,208	$1.07	to	$1.04	$6,556	7.23%	0.65%	to	1.55%	6.03%		to	5.07%
2023	3,237	$1.01	to	$0.99	$3,236	8.46%	0.65%	to	1.55%	5.87%		to	4.91%
2022	935	$0.95	to	$0.95	$887	20.62%	0.65%	to	1.55%	(4.49	%)(7)	to	(5.05	%)(7)

144	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Lord Abt Short Dur Inc, Cl VC
2024	12,218	$1.07	to	$1.04	$12,919	5.37%	0.65%	to	1.55%	4.45%		to	3.51%
2023	8,565	$1.02	to	$1.01	$8,707	6.76%	0.65%	to	1.55%	4.37%		to	3.45%
2022	2,326	$0.98	to	$0.97	$2,273	11.65%	0.65%	to	1.55%	(1.84	%)(7)	to	(2.43	%)(7)
LVIP AC Intl, Serv Cl
2024	6,797	$2.52	to	$1.04	$15,613	1.36%	0.55%	to	1.55%	1.89%		to	0.88%
2023	7,365	$2.47	to	$1.03	$16,816	1.25%	0.55%	to	1.55%	11.81%		to	10.71%
2022	7,608	$2.21	to	$0.93	$16,058	1.35%	0.55%	to	1.55%	(25.27%)		to	(6.43	%)(7)
2021	8,507	$2.96	to	$3.01	$24,400	0.02%	0.55%	to	1.20%	8.01%		to	7.31%
2020	9,218	$2.74	to	$2.81	$24,485	0.38%	0.55%	to	1.20%	24.97%		to	24.15%
LVIP AC Intl, Std Cl II
2024	2,521	$2.35	to	$2.12	$5,543	1.61%	0.55%	to	0.95%	2.03%		to	1.63%
2023	2,880	$2.30	to	$2.09	$6,221	1.41%	0.55%	to	0.95%	11.96%		to	11.51%
2022	3,217	$2.05	to	$1.87	$6,233	1.50%	0.55%	to	0.95%	(25.17%)		to	(25.47%)
2021	3,597	$2.75	to	$2.51	$9,341	0.16%	0.55%	to	0.95%	8.15%		to	7.72%
2020	3,871	$2.54	to	$2.33	$9,327	0.49%	0.55%	to	0.95%	25.19%		to	24.69%
LVIP AC Mid Cap Val, Serv Cl
2024	10,175	$3.56	to	$1.11	$36,954	2.33%	0.55%	to	1.55%	7.93%		to	6.86%
2023	11,493	$3.30	to	$1.04	$38,655	2.17%	0.55%	to	1.55%	5.45%		to	4.40%
2022	12,448	$3.13	to	$0.99	$40,249	2.11%	0.55%	to	1.55%	(1.92%)		to	(0.64	%)(7)
2021	12,841	$3.19	to	$3.46	$42,771	1.00%	0.55%	to	1.45%	22.34%		to	21.25%
2020	14,793	$2.61	to	$2.85	$40,391	1.63%	0.55%	to	1.45%	0.56%		to	(0.35%)
LVIP AC Ultra, Serv Cl
2024	7,087	$7.73	to	$6.85	$51,965	—	0.55%	to	1.45%	27.91%		to	26.76%
2023	8,647	$6.05	to	$5.40	$49,845	—	0.55%	to	1.45%	42.49%		to	41.21%
2022	8,897	$4.24	to	$3.83	$36,106	—	0.55%	to	1.45%	(32.83%)		to	(33.43%)
2021	9,890	$6.32	to	$5.75	$60,002	—	0.55%	to	1.45%	22.32%		to	21.23%
2020	11,057	$5.16	to	$4.74	$54,981	—	0.55%	to	1.45%	48.73%		to	47.40%
LVIP AC Val, Serv Cl
2024	40,099	$5.06	to	$2.65	$167,819	2.70%	0.55%	to	1.90%	8.69%		to	7.23%
2023	46,305	$4.65	to	$2.47	$177,917	2.23%	0.55%	to	1.90%	8.42%		to	6.98%
2022	51,027	$4.29	to	$2.31	$180,526	1.96%	0.55%	to	1.90%	(0.24%)		to	(1.57%)
2021	49,692	$4.30	to	$2.35	$178,573	1.59%	0.55%	to	1.90%	23.60%		to	21.95%
2020	53,117	$3.48	to	$1.92	$155,093	2.14%	0.55%	to	1.90%	0.28%		to	(1.06%)
LVIP AC Val, Std Cl II
2024	4,394	$6.13	to	$5.54	$25,432	2.81%	0.55%	to	0.95%	8.88%		to	8.44%
2023	5,194	$5.63	to	$5.11	$27,678	2.38%	0.55%	to	0.95%	8.50%		to	8.07%
2022	5,778	$5.19	to	$4.73	$28,456	2.09%	0.55%	to	0.95%	(0.01%)		to	(0.41%)
2021	6,246	$5.19	to	$4.75	$30,851	1.73%	0.55%	to	0.95%	23.83%		to	23.33%
2020	6,916	$4.19	to	$3.85	$27,765	2.28%	0.55%	to	0.95%	0.42%		to	0.02%
LVIP JPM US Eq, Serv Cl
2024	3,347	$1.44	to	$1.41	$4,772	0.37%	0.65%	to	1.55%	22.88%		to	21.77%
2023	3,279	$1.17	to	$1.15	$3,819	1.03%	0.65%	to	1.55%	16.04	%(8)	to	15.34	%(8)
Mac VIP Asset Strategy, Serv Cl
2024	7,222	$1.80	to	$1.53	$12,398	1.85%	0.55%	to	1.90%	11.82%		to	10.32%
2023	8,132	$1.61	to	$1.39	$12,557	2.06%	0.55%	to	1.90%	13.31%		to	11.80%
2022	9,145	$1.42	to	$1.24	$12,502	1.52%	0.55%	to	1.90%	(15.21%)		to	(16.34%)
2021	10,019	$1.67	to	$1.49	$16,237	1.59%	0.55%	to	1.90%	9.84%		to	8.37%
2020	10,756	$1.52	to	$1.37	$15,965	2.00%	0.55%	to	1.90%	13.25%		to	11.73%
Mac VIP for Inc, Serv Cl
2024	1,483	$1.13	to	$1.11	$1,664	6.93%	0.65%	to	1.55%	5.61%		to	4.66%
2023	912	$1.07	to	$1.06	$974	5.86%	0.65%	to	1.55%	12.12%		to	11.12%
2022	413	$0.96	to	$0.95	$396	—	0.65%	to	1.55%	(3.70	%)(7)	to	(4.27	%)(7)
Mac VIP Intl Core Eq, Serv Cl
2024	1,295	$0.99	to	$0.98	$1,280	1.67%	0.65%	to	1.55%	(0.96	%)(9)	to	(1.57	%)(9)

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	145

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
MFS Gbl Real Est, Serv Cl
2024	1,873	$0.87	to	$0.85	$1,613	1.71%	0.65%	to	1.55%	(3.56%)		to	(4.43%)
2023	1,148	$0.90	to	$0.89	$1,029	0.55%	0.65%	to	1.55%	10.49%		to	9.50%
2022	483	$0.82	to	$0.81	$394	1.65%	0.65%	to	1.55%	(16.74	%)(7)	to	(17.24	%)(7)
MFS Intl Gro, Serv Cl
2024	4,684	$1.20	to	$1.17	$5,571	0.88%	0.65%	to	1.55%	8.05%		to	7.09%
2023	2,680	$1.11	to	$1.10	$2,962	1.17%	0.65%	to	1.55%	13.66%		to	12.66%
2022	611	$0.98	to	$0.97	$597	0.40%	0.65%	to	1.55%	(1.98	%)(7)	to	(2.56	%)(7)
MFS Mass Inv Gro Stock, Serv Cl
2024	22,853	$3.15	to	$2.88	$69,636	0.13%	0.55%	to	1.45%	15.34%		to	14.30%
2023	26,423	$2.73	to	$2.52	$70,051	0.05%	0.55%	to	1.45%	23.03%		to	21.93%
2022	29,550	$2.22	to	$2.07	$63,985	—	0.55%	to	1.45%	(19.89%)		to	(20.61%)
2021	31,273	$2.77	to	$2.61	$84,817	0.03%	0.55%	to	1.45%	24.97%		to	23.85%
2020	35,260	$2.22	to	$2.10	$76,753	0.22%	0.55%	to	1.45%	21.53%		to	20.44%
MFS New Dis, Serv Cl
2024	6,949	$4.15	to	$4.24	$27,284	—	0.55%	to	1.20%	5.85%		to	5.16%
2023	8,074	$3.92	to	$4.03	$30,053	—	0.55%	to	1.20%	13.63%		to	12.89%
2022	8,688	$3.45	to	$3.57	$28,558	—	0.55%	to	1.20%	(30.38%)		to	(30.83%)
2021	9,511	$4.96	to	$5.16	$45,049	—	0.55%	to	1.20%	1.02%		to	0.36%
2020	10,533	$4.91	to	$5.15	$49,536	—	0.55%	to	1.20%	44.78%		to	43.85%
MFS Research Intl, Serv Cl
2024	2,556	$1.11	to	$1.08	$2,798	1.49%	0.65%	to	1.55%	2.12%		to	1.20%
2023	1,693	$1.08	to	$1.07	$1,821	1.00%	0.65%	to	1.55%	12.09%		to	11.10%
2022	439	$0.97	to	$0.96	$423	2.42%	0.65%	to	1.55%	(3.09	%)(7)	to	(3.66	%)(7)
MFS Utilities, Serv Cl
2024	26,564	$5.70	to	$2.06	$123,093	2.07%	0.55%	to	1.90%	10.73%		to	9.24%
2023	30,875	$5.15	to	$1.89	$128,927	3.30%	0.55%	to	1.90%	(2.86%)		to	(4.17%)
2022	35,725	$5.30	to	$1.97	$153,188	2.24%	0.55%	to	1.90%	(0.07%)		to	(1.41%)
2021	35,894	$5.31	to	$2.00	$154,358	1.52%	0.55%	to	1.90%	13.20%		to	11.68%
2020	40,895	$4.69	to	$1.79	$155,077	2.21%	0.55%	to	1.90%	5.04%		to	3.63%
MS VIF Dis, Cl II
2024	15,275	$5.34	to	$3.20	$77,103	—	0.55%	to	1.90%	40.95%		to	39.05%
2023	18,521	$3.79	to	$2.30	$66,636	—	0.55%	to	1.90%	43.34%		to	41.43%
2022	19,128	$2.64	to	$1.63	$48,221	—	0.55%	to	1.90%	(63.17%)		to	(63.67%)
2021	18,790	$7.18	to	$4.48	$129,812	—	0.55%	to	1.90%	(11.68%)		to	(12.87%)
2020	19,577	$8.13	to	$5.14	$154,281	—	0.55%	to	1.90%	150.66%		to	147.31%
NB AMT Sus Eq, Cl S
2024	4,104	$4.06	to	$3.48	$19,494	—	0.60%	to	1.90%	24.77%		to	23.15%
2023	4,558	$3.25	to	$2.83	$17,390	0.08%	0.60%	to	1.90%	25.81%		to	24.19%
2022	4,439	$2.59	to	$2.28	$13,471	0.12%	0.60%	to	1.90%	(19.14%)		to	(20.18%)
2021	4,556	$3.20	to	$2.85	$17,173	0.18%	0.60%	to	1.90%	22.43%		to	20.85%
2020	4,405	$2.61	to	$2.36	$13,612	0.38%	0.60%	to	1.90%	18.56%		to	17.03%
PIMCO VIT All Asset, Advisor Cl
2024	22,865	$2.11	to	$1.30	$44,867	6.26%	0.55%	to	1.90%	3.00%		to	1.62%
2023	26,172	$2.04	to	$1.28	$50,062	2.82%	0.55%	to	1.90%	7.43%		to	5.98%
2022	28,886	$1.90	to	$1.21	$51,711	7.56%	0.55%	to	1.90%	(12.35%)		to	(13.53%)
2021	28,910	$2.17	to	$1.40	$59,799	10.91%	0.55%	to	1.90%	15.41%		to	13.86%
2020	32,326	$1.88	to	$1.23	$58,128	4.85%	0.55%	to	1.90%	7.32%		to	5.88%
PIMCO VIT Glb Man As Alloc, Adv Cl
2024	3,611	$1.63	to	$1.37	$5,518	3.40%	0.55%	to	1.90%	10.14%		to	8.66%
2023	3,886	$1.48	to	$1.26	$5,409	2.10%	0.55%	to	1.90%	12.25%		to	10.73%
2022	4,495	$1.32	to	$1.14	$5,605	1.90%	0.55%	to	1.90%	(18.84%)		to	(19.93%)
2021	4,798	$1.63	to	$1.43	$7,409	2.38%	0.55%	to	1.90%	11.99%		to	10.47%
2020	4,148	$1.45	to	$1.29	$5,747	7.83%	0.55%	to	1.90%	16.08%		to	14.51%

146	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
PIMCO VIT Tot Return, Advisor Cl
2024	67,842	$1.09	to	$0.93	$70,000	3.92%	0.55%	to	1.90%	1.87%		to	0.50%
2023	59,225	$1.07	to	$0.93	$60,236	3.48%	0.55%	to	1.90%	5.25%		to	3.84%
2022	54,369	$1.02	to	$0.89	$52,773	2.52%	0.55%	to	1.90%	(14.85%)		to	(15.99%)
2021	56,072	$1.19	to	$1.06	$64,182	1.72%	0.55%	to	1.90%	(1.91%)		to	(3.22%)
2020	54,942	$1.22	to	$1.10	$64,444	1.99%	0.55%	to	1.90%	7.94%		to	6.50%
Put VT Global Hlth Care, Cl IB
2024	6,586	$4.95	to	$1.09	$23,746	0.46%	0.55%	to	1.55%	0.87%		to	(0.16%)
2023	6,060	$4.91	to	$1.09	$24,465	0.30%	0.55%	to	1.55%	8.54%		to	7.47%
2022	5,652	$4.52	to	$1.01	$23,143	0.41%	0.55%	to	1.55%	(5.19%)		to	2.06	%(7)
2021	5,821	$4.77	to	$4.35	$26,302	1.11%	0.55%	to	1.20%	18.75%		to	17.98%
2020	6,500	$4.01	to	$3.69	$24,820	0.48%	0.55%	to	1.20%	15.64%		to	14.89%
Put VT Intl Eq, Cl IB
2024	4,328	$2.39	to	$2.26	$9,747	2.13%	0.55%	to	1.20%	2.40%		to	1.74%
2023	4,622	$2.33	to	$2.22	$10,188	0.04%	0.55%	to	1.20%	17.86%		to	17.10%
2022	4,961	$1.98	to	$1.89	$9,303	1.58%	0.55%	to	1.20%	(15.23%)		to	(15.78%)
2021	5,340	$2.33	to	$2.25	$11,852	1.17%	0.55%	to	1.20%	8.22%		to	7.52%
2020	5,740	$2.16	to	$2.09	$11,820	1.62%	0.55%	to	1.20%	11.48%		to	10.76%
Put VT Intl Val, Cl IB
2024	3,282	$1.25	to	$1.22	$4,074	2.16%	0.65%	to	1.55%	4.52%		to	3.59%
2023	2,141	$1.20	to	$1.18	$2,552	0.83%	0.65%	to	1.55%	17.91%		to	16.87%
2022	270	$1.02	to	$1.01	$275	—	0.65%	to	1.55%	1.80	%(7)	to	1.19	%(7)
Put VT Lg Cap Val, Cl IB
2024	12,873	$1.37	to	$1.34	$17,488	0.89%	0.65%	to	1.55%	18.37%		to	17.29%
2023	6,203	$1.16	to	$1.14	$7,147	1.44%	0.65%	to	1.55%	14.92%		to	13.90%
2022	1,744	$1.01	to	$1.00	$1,756	—	0.65%	to	1.55%	0.54	%(7)	to	(0.06	%)(7)
Put VT Sus Fut, Cl IB
2024	2,003	$1.28	to	$1.25	$2,545	—	0.65%	to	1.55%	14.14%		to	13.11%
2023	1,495	$1.12	to	$1.10	$1,671	—	0.65%	to	1.55%	27.69%		to	26.55%
2022	29	$0.88	to	$0.87	$27	—	0.65%	to	1.55%	(12.79	%)(7)	to	(13.31	%)(7)
Put VT Sus Leaders, Cl IA
2024	10,942	$7.74	to	$7.74	$85,174	0.38%	1.25%	to	1.25%	21.79%		to	21.79%
2023	12,137	$6.35	to	$6.35	$77,572	0.75%	1.25%	to	1.25%	24.85%		to	24.85%
2022	13,260	$5.09	to	$5.09	$67,887	0.84%	1.25%	to	1.25%	(23.68%)		to	(23.68%)
2021	14,649	$6.67	to	$6.67	$98,211	0.34%	1.25%	to	1.25%	22.30%		to	22.30%
2020	15,847	$5.45	to	$5.45	$86,886	0.63%	1.25%	to	1.25%	27.46%		to	27.46%
Put VT Sus Leaders, Cl IB
2024	8,345	$6.38	to	$1.39	$38,596	0.20%	0.55%	to	1.55%	22.34%		to	21.12%
2023	8,858	$5.22	to	$1.15	$35,481	0.51%	0.55%	to	1.55%	25.42%		to	24.17%
2022	7,392	$4.16	to	$0.93	$29,066	0.55%	0.55%	to	1.55%	(23.33%)		to	(7.80	%)(7)
2021	7,904	$5.43	to	$5.04	$41,649	0.14%	0.55%	to	1.20%	22.86%		to	22.06%
2020	8,424	$4.42	to	$4.13	$36,224	0.42%	0.55%	to	1.20%	28.19%		to	27.36%
Royce Micro-Cap, Invest Cl
2024	1,358	$8.35	to	$7.54	$10,610	—	0.55%	to	0.95%	13.04%		to	12.59%
2023	1,549	$7.38	to	$6.70	$10,731	—	0.55%	to	0.95%	18.13%		to	17.66%
2022	1,702	$6.25	to	$5.69	$10,011	—	0.55%	to	0.95%	(22.86%)		to	(23.17%)
2021	1,881	$8.10	to	$7.41	$14,415	—	0.55%	to	0.95%	29.27%		to	28.75%
2020	2,174	$6.27	to	$5.76	$12,923	—	0.55%	to	0.95%	23.12%		to	22.62%
Temp Global Bond, Cl 2
2024	18,021	$0.77	to	$0.65	$13,063	—	0.55%	to	1.90%	(11.86%)		to	(13.05%)
2023	21,204	$0.87	to	$0.75	$17,502	—	0.55%	to	1.90%	2.32%		to	0.95%
2022	25,466	$0.85	to	$0.75	$20,671	—	0.55%	to	1.90%	(5.47%)		to	(6.74%)
2021	28,021	$0.90	to	$0.80	$24,169	—	0.55%	to	1.90%	(5.51%)		to	(6.78%)
2020	29,605	$0.95	to	$0.86	$27,164	8.50%	0.55%	to	1.90%	(5.80%)		to	(7.07%)

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	147

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Third Ave VST Third Ave Value
2024	1,724	$5.74	to	$5.18	$9,341	2.47%	0.55%	to	0.95%	(2.81%)	to	(3.20%)
2023	1,993	$5.90	to	$5.35	$11,135	2.34%	0.55%	to	0.95%	20.15%	to	19.67%
2022	2,166	$4.91	to	$4.47	$10,107	1.49%	0.55%	to	0.95%	15.47%	to	15.01%
2021	2,361	$4.25	to	$3.89	$9,570	0.69%	0.55%	to	0.95%	21.39%	to	20.91%
2020	2,673	$3.50	to	$3.22	$8,951	2.67%	0.55%	to	0.95%	(2.93%)	to	(3.32%)
VanEck VIP Global Gold, Cl S
2024	26,810	$1.30	to	$1.11	$32,803	2.98%	0.55%	to	1.90%	13.78%	to	12.25%
2023	27,682	$1.14	to	$0.99	$29,906	—	0.55%	to	1.90%	9.80%	to	8.34%
2022	28,070	$1.04	to	$0.91	$27,791	—	0.55%	to	1.90%	(13.83%)	to	(14.99%)
2021	26,221	$1.21	to	$1.07	$30,258	11.86%	0.55%	to	1.90%	(14.48%)	to	(15.63%)
2020	24,609	$1.41	to	$1.27	$33,396	2.86%	0.55%	to	1.90%	37.87%	to	36.02%
VP Aggr, Cl 2
2024	291,232	$2.94	to	$2.08	$791,147	—	0.55%	to	1.90%	12.57%	to	11.06%
2023	323,688	$2.61	to	$1.87	$789,147	—	0.55%	to	1.90%	16.58%	to	15.02%
2022	353,190	$2.24	to	$1.63	$745,332	—	0.55%	to	1.90%	(18.63%)	to	(19.72%)
2021	379,327	$2.75	to	$2.03	$993,245	—	0.55%	to	1.90%	15.12%	to	13.58%
2020	447,140	$2.39	to	$1.79	$1,022,254	—	0.55%	to	1.90%	14.36%	to	12.82%
VP Aggr, Cl 4
2024	151,299	$2.94	to	$2.57	$421,014	—	0.55%	to	1.45%	12.59%	to	11.58%
2023	173,886	$2.61	to	$2.31	$431,464	—	0.55%	to	1.45%	16.55%	to	15.51%
2022	195,567	$2.24	to	$2.00	$417,888	—	0.55%	to	1.45%	(18.64%)	to	(19.36%)
2021	212,647	$2.75	to	$2.48	$560,596	—	0.55%	to	1.45%	15.14%	to	14.11%
2020	244,947	$2.39	to	$2.17	$563,163	—	0.55%	to	1.45%	14.33%	to	13.30%
VP Conserv, Cl 2
2024	296,587	$1.48	to	$1.12	$410,773	—	0.55%	to	1.90%	3.85%	to	2.45%
2023	327,628	$1.43	to	$1.10	$438,602	—	0.55%	to	1.90%	7.87%	to	6.43%
2022	364,058	$1.32	to	$1.03	$453,757	—	0.55%	to	1.90%	(16.01%)	to	(17.13%)
2021	386,140	$1.57	to	$1.24	$575,776	—	0.55%	to	1.90%	2.25%	to	0.88%
2020	444,639	$1.54	to	$1.23	$651,949	—	0.55%	to	1.90%	8.70%	to	7.25%
VP Conserv, Cl 4
2024	186,069	$1.48	to	$1.30	$259,183	—	0.55%	to	1.45%	3.91%	to	2.98%
2023	215,364	$1.43	to	$1.26	$289,935	—	0.55%	to	1.45%	7.80%	to	6.84%
2022	246,692	$1.32	to	$1.18	$309,416	—	0.55%	to	1.45%	(15.96%)	to	(16.71%)
2021	279,904	$1.57	to	$1.42	$419,557	—	0.55%	to	1.45%	2.25%	to	1.34%
2020	345,597	$1.54	to	$1.40	$508,729	—	0.55%	to	1.45%	8.64%	to	7.66%
VP Man Risk, Cl 2
2024	180,267	$1.33	to	$1.20	$231,905	—	0.55%	to	1.90%	8.81%	to	7.35%
2023	195,838	$1.22	to	$1.12	$232,534	—	0.55%	to	1.90%	11.64%	to	10.15%
2022	196,286	$1.09	to	$1.02	$209,643	—	0.55%	to	1.90%	(17.84%)	to	(18.94%)
2021	203,989	$1.33	to	$1.25	$266,275	—	0.55%	to	1.90%	10.12%	to	8.64%
2020	185,210	$1.21	to	$1.16	$220,500	—	0.55%	to	1.90%	7.20%	to	5.76%
VP Man Risk US, Cl 2
2024	256,473	$1.51	to	$1.37	$375,871	—	0.55%	to	1.90%	11.09%	to	9.59%
2023	276,365	$1.36	to	$1.25	$366,203	—	0.55%	to	1.90%	13.92%	to	12.39%
2022	289,531	$1.19	to	$1.11	$338,221	—	0.55%	to	1.90%	(17.67%)	to	(18.77%)
2021	246,733	$1.45	to	$1.37	$351,655	—	0.55%	to	1.90%	12.72%	to	11.21%
2020	207,706	$1.29	to	$1.23	$263,829	—	0.55%	to	1.90%	9.19%	to	7.72%
VP Man Vol Conserv, Cl 2
2024	431,746	$1.24	to	$1.07	$512,434	—	0.55%	to	1.90%	3.74%	to	2.34%
2023	458,306	$1.19	to	$1.04	$526,283	—	0.55%	to	1.90%	7.28%	to	5.84%
2022	510,679	$1.11	to	$0.99	$548,639	—	0.55%	to	1.90%	(16.45%)	to	(17.57%)
2021	529,357	$1.33	to	$1.20	$683,876	—	0.55%	to	1.90%	2.06%	to	0.69%
2020	649,932	$1.30	to	$1.19	$826,131	—	0.55%	to	1.90%	7.53%	to	6.09%

148	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Man Vol Conserv Gro, Cl 2
2024	772,013	$1.37	to	$1.21	$1,038,610	—	0.55%	to	1.90%	6.22%	to	4.78%
2023	854,946	$1.29	to	$1.16	$1,086,575	—	0.55%	to	1.90%	9.37%	to	7.91%
2022	938,364	$1.18	to	$1.07	$1,094,441	—	0.55%	to	1.90%	(17.52%)	to	(18.62%)
2021	1,036,906	$1.43	to	$1.32	$1,472,908	—	0.55%	to	1.90%	4.88%	to	3.47%
2020	1,128,542	$1.37	to	$1.27	$1,535,498	—	0.55%	to	1.90%	8.55%	to	7.10%
VP Man Vol Gro, Cl 2
2024	6,028,853	$1.68	to	$1.56	$10,374,473	—	0.55%	to	1.90%	11.36%	to	9.86%
2023	6,709,472	$1.51	to	$1.42	$10,404,577	—	0.55%	to	1.90%	13.96%	to	12.44%
2022	7,214,937	$1.32	to	$1.26	$9,852,364	—	0.55%	to	1.90%	(19.87%)	to	(20.94%)
2021	7,665,951	$1.65	to	$1.59	$13,115,191	—	0.55%	to	1.90%	11.28%	to	9.79%
2020	7,572,902	$1.48	to	$1.45	$11,679,063	—	0.55%	to	1.90%	10.69%	to	9.20%
VP Man Vol Mod Gro, Cl 2
2024	6,634,278	$1.53	to	$1.47	$10,776,992	—	0.55%	to	1.90%	8.81%	to	7.34%
2023	7,556,338	$1.41	to	$1.37	$11,297,787	—	0.55%	to	1.90%	11.66%	to	10.16%
2022	8,355,742	$1.26	to	$1.24	$11,208,244	—	0.55%	to	1.90%	(18.60%)	to	(19.69%)
2021	9,058,517	$1.55	to	$1.55	$14,986,546	—	0.55%	to	1.90%	8.10%	to	6.65%
2020	9,435,051	$1.43	to	$1.45	$14,491,911	—	0.55%	to	1.90%	9.77%	to	8.30%
VP Mod, Cl 2
2024	3,167,397	$2.15	to	$1.56	$6,385,038	—	0.55%	to	1.90%	8.12%	to	6.66%
2023	3,490,897	$1.99	to	$1.46	$6,534,930	—	0.55%	to	1.90%	12.34%	to	10.84%
2022	3,731,168	$1.77	to	$1.32	$6,245,287	—	0.55%	to	1.90%	(17.06%)	to	(18.18%)
2021	3,901,973	$2.13	to	$1.61	$7,909,032	—	0.55%	to	1.90%	8.41%	to	6.95%
2020	3,989,791	$1.97	to	$1.50	$7,493,232	—	0.55%	to	1.90%	12.25%	to	10.74%
VP Mod, Cl 4
2024	2,304,588	$2.15	to	$1.89	$4,683,191	—	0.55%	to	1.45%	8.11%	to	7.14%
2023	2,620,111	$1.99	to	$1.76	$4,944,759	—	0.55%	to	1.45%	12.32%	to	11.32%
2022	2,930,322	$1.77	to	$1.58	$4,942,959	—	0.55%	to	1.45%	(17.04%)	to	(17.78%)
2021	3,257,133	$2.14	to	$1.92	$6,649,080	—	0.55%	to	1.45%	8.45%	to	7.47%
2020	3,634,891	$1.97	to	$1.79	$6,870,098	—	0.55%	to	1.45%	12.17%	to	11.17%
VP Mod Aggr, Cl 2
2024	867,014	$2.51	to	$1.79	$2,036,640	—	0.55%	to	1.90%	10.39%	to	8.90%
2023	990,336	$2.28	to	$1.65	$2,117,397	—	0.55%	to	1.90%	14.31%	to	12.78%
2022	1,127,206	$1.99	to	$1.46	$2,119,616	—	0.55%	to	1.90%	(18.04%)	to	(19.14%)
2021	1,295,509	$2.43	to	$1.80	$2,993,307	—	0.55%	to	1.90%	11.69%	to	10.19%
2020	1,529,551	$2.18	to	$1.64	$3,180,301	—	0.55%	to	1.90%	13.41%	to	11.89%
VP Mod Aggr, Cl 4
2024	522,434	$2.52	to	$2.20	$1,243,730	—	0.55%	to	1.45%	10.37%	to	9.37%
2023	603,948	$2.28	to	$2.02	$1,308,145	—	0.55%	to	1.45%	14.28%	to	13.26%
2022	689,542	$2.00	to	$1.78	$1,312,157	—	0.55%	to	1.45%	(18.02%)	to	(18.75%)
2021	783,176	$2.43	to	$2.19	$1,824,824	—	0.55%	to	1.45%	11.72%	to	10.72%
2020	903,028	$2.18	to	$1.98	$1,890,515	—	0.55%	to	1.45%	13.39%	to	12.37%
VP Mod Conserv, Cl 2
2024	579,639	$1.78	to	$1.31	$962,902	—	0.55%	to	1.90%	5.82%	to	4.40%
2023	648,002	$1.68	to	$1.26	$1,021,214	—	0.55%	to	1.90%	9.90%	to	8.43%
2022	712,621	$1.53	to	$1.16	$1,025,805	—	0.55%	to	1.90%	(16.55%)	to	(17.66%)
2021	787,086	$1.83	to	$1.41	$1,363,432	—	0.55%	to	1.90%	5.16%	to	3.75%
2020	848,396	$1.74	to	$1.36	$1,404,346	—	0.55%	to	1.90%	10.40%	to	8.92%
VP Mod Conserv, Cl 4
2024	437,246	$1.78	to	$1.56	$732,042	—	0.55%	to	1.45%	5.81%	to	4.86%
2023	508,546	$1.68	to	$1.49	$807,957	—	0.55%	to	1.45%	9.88%	to	8.90%
2022	581,044	$1.53	to	$1.36	$843,640	—	0.55%	to	1.45%	(16.56%)	to	(17.31%)
2021	665,339	$1.83	to	$1.65	$1,162,608	—	0.55%	to	1.45%	5.21%	to	4.26%
2020	755,456	$1.74	to	$1.58	$1,259,908	—	0.55%	to	1.45%	10.38%	to	9.39%

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	149

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Ptnrs Core Bond, Cl 2
2024	16,420	$1.12	to	$0.95	$18,541	3.47%	0.60%	to	1.90%	1.41%	to	0.09%
2023	14,110	$1.11	to	$0.95	$15,773	2.55%	0.60%	to	1.90%	5.42%	to	4.07%
2022	12,423	$1.05	to	$0.91	$13,252	1.45%	0.60%	to	1.90%	(14.11%)	to	(15.22%)
2021	11,968	$1.22	to	$1.08	$14,907	1.16%	0.60%	to	1.90%	(2.01%)	to	(3.26%)
2020	11,429	$1.25	to	$1.11	$14,577	1.88%	0.60%	to	1.90%	7.33%	to	5.94%
VP Ptnrs Core Eq, Cl 2
2024	2,989	$3.85	to	$3.29	$13,035	—	0.60%	to	1.90%	22.36%	to	20.77%
2023	3,211	$3.14	to	$2.72	$11,488	—	0.60%	to	1.90%	23.69%	to	22.10%
2022	3,470	$2.54	to	$2.23	$10,090	—	0.60%	to	1.90%	(18.05%)	to	(19.10%)
2021	3,521	$3.10	to	$2.75	$12,507	—	0.60%	to	1.90%	28.41%	to	26.75%
2020	3,800	$2.42	to	$2.17	$10,567	—	0.60%	to	1.90%	16.03%	to	14.53%
VP Ptnrs Core Eq, Cl 3
2024	4,592	$4.19	to	$3.62	$18,107	—	0.55%	to	1.45%	22.58%	to	21.48%
2023	5,663	$3.41	to	$2.98	$18,292	—	0.55%	to	1.45%	23.87%	to	22.76%
2022	6,635	$2.76	to	$2.43	$17,356	—	0.55%	to	1.45%	(17.89%)	to	(18.62%)
2021	7,412	$3.36	to	$2.98	$23,707	—	0.55%	to	1.45%	28.63%	to	27.48%
2020	8,699	$2.61	to	$2.34	$21,712	—	0.55%	to	1.45%	16.20%	to	15.16%
VP Ptnrs Intl Core Eq, Cl 2
2024	12,770	$1.62	to	$1.42	$22,017	1.07%	0.60%	to	1.90%	4.95%	to	3.59%
2023	12,129	$1.55	to	$1.37	$20,031	1.13%	0.60%	to	1.90%	16.65%	to	15.14%
2022	10,609	$1.33	to	$1.19	$15,090	1.68%	0.60%	to	1.90%	(20.12%)	to	(21.15%)
2021	8,261	$1.66	to	$1.51	$14,774	1.57%	0.60%	to	1.90%	12.51%	to	11.05%
2020	5,101	$1.48	to	$1.36	$8,115	0.22%	0.60%	to	1.90%	10.29%	to	8.88%
VP Ptnrs Intl Gro, Cl 2
2024	18,090	$1.56	to	$1.35	$31,174	0.46%	0.60%	to	1.90%	(2.00%)	to	(3.28%)
2023	19,142	$1.59	to	$1.39	$33,812	0.24%	0.60%	to	1.90%	13.77%	to	12.31%
2022	20,432	$1.40	to	$1.24	$31,851	—	0.60%	to	1.90%	(27.31%)	to	(28.25%)
2021	20,542	$1.93	to	$1.73	$44,210	—	0.60%	to	1.90%	9.67%	to	8.25%
2020	18,933	$1.76	to	$1.60	$37,314	0.09%	0.60%	to	1.90%	21.57%	to	20.00%
VP Ptnrs Intl Val, Cl 2
2024	17,300	$1.42	to	$1.26	$24,437	2.56%	0.60%	to	1.90%	3.68%	to	2.33%
2023	17,866	$1.37	to	$1.23	$24,465	1.94%	0.60%	to	1.90%	16.27%	to	14.77%
2022	18,872	$1.18	to	$1.07	$22,304	2.17%	0.60%	to	1.90%	(12.29%)	to	(13.41%)
2021	17,333	$1.34	to	$1.24	$23,456	1.93%	0.60%	to	1.90%	10.98%	to	9.53%
2020	14,868	$1.21	to	$1.13	$18,225	0.74%	0.60%	to	1.90%	(4.71%)	to	(5.94%)
VP Ptnrs Sm Cap Gro, Cl 2
2024	6,895	$2.32	to	$1.98	$19,636	—	0.60%	to	1.90%	17.99%	to	16.46%
2023	5,906	$1.97	to	$1.70	$15,824	—	0.60%	to	1.90%	6.30%	to	4.93%
2022	5,632	$1.85	to	$1.62	$14,256	—	0.60%	to	1.90%	(29.55%)	to	(30.46%)
2021	4,587	$2.63	to	$2.33	$16,540	—	0.60%	to	1.90%	7.37%	to	5.99%
2020	3,948	$2.45	to	$2.20	$13,307	—	0.60%	to	1.90%	37.61%	to	35.83%
VP Ptnrs Sm Cap Val, Cl 2
2024	4,412	$2.18	to	$1.87	$11,351	—	0.60%	to	1.90%	7.05%	to	5.67%
2023	4,597	$2.04	to	$1.77	$11,216	—	0.60%	to	1.90%	10.42%	to	9.00%
2022	4,739	$1.85	to	$1.63	$10,581	—	0.60%	to	1.90%	(13.68%)	to	(14.79%)
2021	4,206	$2.14	to	$1.91	$10,987	—	0.60%	to	1.90%	23.01%	to	21.43%
2020	3,231	$1.74	to	$1.57	$6,905	—	0.60%	to	1.90%	3.36%	to	2.03%
VP Ptnrs Sm Cap Val, Cl 3
2024	10,814	$4.87	to	$2.41	$44,446	—	0.55%	to	1.45%	7.23%	to	6.27%
2023	12,365	$4.54	to	$2.27	$47,500	—	0.55%	to	1.45%	10.65%	to	9.66%
2022	13,574	$4.10	to	$2.07	$47,332	—	0.55%	to	1.45%	(13.54%)	to	(14.31%)
2021	14,915	$4.75	to	$2.42	$60,409	—	0.55%	to	1.45%	23.21%	to	22.10%
2020	17,789	$3.85	to	$1.98	$58,544	—	0.55%	to	1.45%	3.55%	to	2.62%

150	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP US Flex Conserv Gro, Cl 2
2024	227,809	$1.29	to	$1.24	$304,818	—	0.55%	to	1.90%	8.81%	to	7.34%
2023	244,360	$1.18	to	$1.16	$301,739	—	0.55%	to	1.90%	10.61%	to	9.14%
2022	252,349	$1.07	to	$1.06	$282,912	—	0.55%	to	1.90%	(17.19%)	to	(18.30%)
2021	252,398	$1.29	to	$1.30	$343,216	—	0.55%	to	1.90%	6.91%	to	5.47%
2020	298,161	$1.21	to	$1.23	$381,005	—	0.55%	to	1.90%	5.29%	to	3.88%
VP US Flex Gro, Cl 2
2024	2,318,767	$1.59	to	$1.63	$4,077,644	—	0.55%	to	1.90%	16.50%	to	14.93%
2023	2,426,805	$1.37	to	$1.42	$3,678,128	—	0.55%	to	1.90%	16.16%	to	14.61%
2022	2,536,094	$1.18	to	$1.24	$3,322,898	—	0.55%	to	1.90%	(19.17%)	to	(20.26%)
2021	2,507,111	$1.45	to	$1.55	$4,081,955	—	0.55%	to	1.90%	14.87%	to	13.32%
2020	2,383,120	$1.27	to	$1.37	$3,392,122	—	0.55%	to	1.90%	4.23%	to	2.83%
VP US Flex Mod Gro, Cl 2
2024	1,270,198	$1.44	to	$1.43	$1,959,031	—	0.55%	to	1.90%	12.57%	to	11.05%
2023	1,352,692	$1.28	to	$1.29	$1,861,012	—	0.55%	to	1.90%	13.24%	to	11.73%
2022	1,428,099	$1.13	to	$1.15	$1,742,584	—	0.55%	to	1.90%	(17.99%)	to	(19.09%)
2021	1,457,022	$1.38	to	$1.43	$2,177,512	—	0.55%	to	1.90%	10.86%	to	9.38%
2020	1,429,369	$1.24	to	$1.30	$1,935,524	—	0.55%	to	1.90%	4.95%	to	3.54%
Wanger Acorn
2024	29,224	$6.87	to	$1.24	$157,104	—	0.55%	to	1.55%	13.55%	to	12.41%
2023	32,426	$6.05	to	$1.10	$159,429	—	0.55%	to	1.55%	21.07%	to	19.87%
2022	36,060	$5.00	to	$0.92	$147,223	—	0.55%	to	1.55%	(33.83%)	to	(9.83	%)(7)
2021	39,685	$7.55	to	$3.70	$246,177	0.72%	0.55%	to	1.45%	8.30%	to	7.33%
2020	45,839	$6.97	to	$3.45	$263,234	—	0.55%	to	1.45%	23.55%	to	22.44%
Wanger Intl
2024	26,765	$4.07	to	$0.93	$84,296	1.37%	0.55%	to	1.55%	(8.75%)	to	(9.67%)
2023	30,060	$4.46	to	$1.03	$104,635	0.31%	0.55%	to	1.55%	16.32%	to	15.16%
2022	33,274	$3.83	to	$0.90	$100,085	0.91%	0.55%	to	1.55%	(34.21%)	to	(9.03	%)(7)
2021	36,342	$5.82	to	$2.73	$166,989	0.55%	0.55%	to	1.45%	18.16%	to	17.10%
2020	41,614	$4.93	to	$2.33	$162,608	2.05%	0.55%	to	1.45%	13.74%	to	12.72%
WA Var Global Hi Yd Bond, Cl II
2024	10,347	$1.32	to	$1.13	$12,853	6.10%	0.55%	to	1.90%	6.12%	to	4.68%
2023	9,036	$1.25	to	$1.08	$10,681	4.99%	0.55%	to	1.90%	9.35%	to	7.89%
2022	9,922	$1.14	to	$1.00	$10,760	6.23%	0.55%	to	1.90%	(14.35%)	to	(15.49%)
2021	9,903	$1.33	to	$1.18	$12,619	4.22%	0.55%	to	1.90%	0.49%	to	(0.86%)
2020	8,499	$1.33	to	$1.19	$10,857	3.76%	0.55%	to	1.90%	6.53%	to	5.11%

(1)	The accumulation unit values and total returns are presented as a range of values based on the variable annuity contracts with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of values based on the subaccounts representing the lowest and highest expense ratios, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on April 24, 2020.
(6)	New subaccount operations commenced on May 3, 2021.
(7)	New subaccount operations commenced on May 2, 2022.
(8)	New subaccount operations commenced on April 28, 2023.
(9)	New subaccount operations commenced on April 26, 2024.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	151

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF

RIVERSOURCE LIFE INSURANCE COMPANY

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of RiverSource Life Insurance Company and its subsidiaries (the “Company”) as of December 31, 2024 and 2023, and the related consolidated statements of income, of comprehensive income, of shareholder’s equity and of cash flows for each of the three years in the period ended December 31, 2024, including the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

Critical Audit Matters

The critical audit matter communicated below is a matter arising from the current period audit of the consolidated financial statements that was communicated or required to be communicated to the audit committee and that (i) relates to accounts or disclosures that are material to the consolidated financial statements and (ii) involved our especially challenging, subjective, or complex judgments. The communication of critical audit matters does not alter in any way our opinion on the consolidated financial statements, taken as a whole, and we are not, by communicating the critical audit matter below, providing a separate opinion on the critical audit matter or on the accounts or disclosures to which it relates.

Valuation of market risk benefits

As described in Notes 2 and 12 to the consolidated financial statements, market risk benefits are contracts or contract features that both provide protection to the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. Market risk benefits include certain contract features on variable annuity products that provide minimum guarantees to contractholders. Market risk benefits are measured at fair value, at the individual contract level, using a non-option-based valuation approach or an option-based valuation approach, dependent upon the fee structure of the contract. The significant assumptions used by management to develop the fair value measurements of market risk benefits include utilization of guaranteed withdrawals, surrender rate, market volatility, nonperformance risk and mortality rate. As of December 31, 2024, the market risk benefits asset was $2,182 million and the market risk benefits liability was $1,263 million.

The principal considerations for our determination that performing procedures relating to the valuation of market risk benefits is a critical audit matter are (i) the significant judgment by management when developing the fair value estimate of the market risk benefits, (ii) a high degree of auditor judgment, subjectivity and effort in performing procedures and evaluating audit evidence related to management’s significant assumptions related to utilization of guaranteed withdrawals, surrender rate, market volatility, nonperformance risk and mortality rate (collectively, the significant market risk benefit assumptions), and (iii) the audit effort involved the use of professionals with specialized skill and knowledge.

Addressing the matter involved performing procedures and evaluating audit evidence in connection with forming our overall opinion on the consolidated financial statements. These procedures included testing the effectiveness of controls relating to market risk benefits, including controls over the reasonableness of the significant market risk benefit assumptions. These procedures also included, among others, (i) evaluating management’s process for developing the fair value estimate of the market risk benefits, (ii) testing, on a sample basis, the completeness and accuracy of data used in the estimate, and (iii) the involvement of professionals with specialized skill and knowledge to assist in evaluating the reasonableness of the significant market risk benefit assumptions based on industry knowledge and data as well as historical Company data and experience, and the continued appropriateness of unchanged assumptions.

Minneapolis, Minnesota

February 20, 2025

We have served as the Company’s auditor since 2010.

RiverSource Life Insurance Company

CONSOLIDATED BALANCE SHEETS

(in millions, except share amounts)

December 31,	2024	2023
Assets
Investments:
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2024, $23,127; 2023, $19,871; allowance for credit losses: 2024, $1; 2023, $2)	$22,259	$19,374
Mortgage loans, at amortized cost (allowance for credit losses: 2024, $10; 2023, $10)	1,797	1,725
Policy loans	982	912
Other investments (allowance for credit losses: 2024, nil; 2023, nil)	115	165
Total investments	25,153	22,176
Investments of consolidated investment entities, at fair value	2,387	2,099
Cash and cash equivalents	2,483	2,598
Cash of consolidated investment entities, at fair value	373	87
Market risk benefits	2,182	1,427
Reinsurance recoverables (allowance for credit losses: 2024, $20; 2023, $27)	4,046	4,284
Receivables	6,042	6,702
Receivables of consolidated investment entities, at fair value	31	28
Accrued investment income	216	176
Deferred acquisition costs	2,661	2,696
Other assets	10,482	6,977
Other assets of consolidated investment entities, at fair value	2	1
Separate account assets	75,576	74,634
Total assets	$131,634	$123,885

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$41,863	$37,535
Market risk benefits	1,263	1,762
Short-term borrowings	201	201
Long-term debt	500	500
Debt of consolidated investment entities, at fair value	2,429	2,155
Other liabilities	8,298	5,896
Other liabilities of consolidated investment entities, at fair value	314	45
Separate account liabilities	75,576	74,634
Total liabilities	130,444	122,728
Shareholder’s equity:
Common stock, $30 par value; 100,000 shares authorized, issued and outstanding	3	3
Additional paid-in capital	2,466	2,466
Accumulated deficit	(400)	(618)
Accumulated other comprehensive income (loss), net of tax	(879)	(694)
Total shareholder’s equity	1,190	1,157
Total liabilities and shareholder’s equity	$131,634	$123,885

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF INCOME

(in millions)

Years Ended December 31,	2024	2023	2022
Revenues
Premiums	$472	$448	$306
Net investment income	1,546	1,304	827
Policy and contract charges	2,060	2,020	2,078
Other revenues	578	590	644
Net realized investment gains (losses)	(81)	(70)	(100)
Total revenues	4,575	4,292	3,755

Benefits and expenses
Benefits, claims, losses and settlement expenses	1,299	1,348	236
Interest credited to fixed accounts	616	654	665
Remeasurement (gains) losses of future policy benefit reserves	(44)	(20)	1
Change in fair value of market risk benefits	628	798	311
Amortization of deferred acquisition costs	234	239	241
Interest and debt expense	192	192	108
Other insurance and operating expenses	729	697	682
Total benefits and expenses	3,654	3,908	2,244
Pretax income (loss)	921	384	1,511
Income tax provision (benefit)	103	(10)	209
Net income	$818	$394	$1,302

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in millions)

Years Ended December 31,	2024	2023	2022

Net income	$818	$394	$1,302
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	(276)	509	(2,035)
Effect of changes in discount rate assumptions on certain long-duration contracts	153	(54)	861
Effect of changes in instrument-specific credit risk on market risk benefits	(62)	(65)	407
Total other comprehensive income (loss), net of tax	(185)	390	(767)
Total comprehensive income (loss)	$633	$784	$535

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF SHAREHOLDER’S EQUITY

(in millions)

	Common Shares	Additional Paid-In Capital	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)	Total
Balances at January 1, 2022	$3	$2,466	$(1,114)	$(317)	$1,038
Net income	—	—	1,302	—	1,302
Other comprehensive loss, net of tax	—	—	—	(767)	(767)
Cash dividends to Ameriprise Financial, Inc.	—	—	(600)	—	(600)

Balances at December 31, 2022	3	2,466	(412)	(1,084)	973
Net income	—	—	394	—	394
Other comprehensive income, net of tax	—	—	—	390	390
Cash dividends to Ameriprise Financial, Inc.	—	—	(600)	—	(600)

Balances at December 31, 2023	3	2,466	(618)	(694)	1,157
Net income	—	—	818	—	818
Other comprehensive loss, net of tax	—	—	—	(185)	(185)
Cash dividends to Ameriprise Financial, Inc.	—	—	(600)	—	(600)
Balances at December 31, 2024	$3	$2,466	$(400)	$(879)	$1,190

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in millions)

Years Ended December 31,	2024	2023	2022
Cash Flows from Operating Activities
Net income	$818	$394	$1,302
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation, amortization and accretion, net	(195)	(205)	(201)
Deferred income tax (benefit) expense	404	100	154
Contractholder and policyholder charges, non-cash	(407)	(403)	(395)
Loss from equity method investments	28	26	48
Net realized investment (gains) losses	12	46	(3)
Impairments and provision for loan losses	(1)	(20)	91
Net losses (gains) of consolidated investment entities	(13)	23	17
Changes in operating assets and liabilities:
Deferred acquisition costs	35	63	62
Policyholder account balances, future policy benefits and claims, and market risk benefits, net	4,238	3,474	1,013
Derivatives, net of collateral	(1,669)	(666)	311
Reinsurance recoverables	89	100	84
Receivables	291	333	279
Accrued investment income	(40)	(31)	(21)
Current income tax, net	(15)	(323)	72
Other operating assets and liabilities of consolidated investment entities	1	(5)	2
Other, net	92	134	136
Net cash provided by (used in) operating activities	3,668	3,040	2,951

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	1,106	617	1,309
Maturities, sinking fund payments and calls	1,775	963	1,563
Purchases	(6,039)	(4,187)	(5,600)
Proceeds from sales, maturities and repayments of mortgage loans	123	118	141
Funding of mortgage loans	(196)	(74)	(124)
Proceeds from sales and collections of other investments	34	29	24
Purchase of other investments	(14)	(15)	(46)
Purchase of investments by consolidated investment entities	(1,125)	(427)	(961)
Proceeds from sales, maturities and repayments of investments by consolidated investment entities	1,117	643	615
Purchase of equipment and software	(10)	(10)	(13)
Change in policy loans, net	(70)	(65)	(13)
Cash paid for deposit receivable	(33)	(39)	(45)
Cash received for deposit receivable	592	774	550
Advance on line of credit to Ameriprise Financial, Inc.	(450)	(850)	(1,034)
Repayment from Ameriprise Financial, Inc. on line of credit	450	850	1,034
Cash paid for written options with deferred premiums	(57)	(59)	(619)
Cash received from written options with deferred premiums	22	43	204
Other, net	(1)	25	21
Net cash provided by (used in) investing activities	(2,776)	(1,664)	(2,994)

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	1,470	1,476	1,169
Net transfers from (to) separate accounts	(176)	(132)	(162)
Surrenders and other benefits	(1,765)	(2,102)	(1,459)
Proceeds from line of credit with Ameriprise Financial, Inc.	3	—	—
Payments on line of credit with Ameriprise Financial, Inc.	(3)	—	—
Cash paid for purchased options with deferred premiums	(148)	(53)	(197)
Cash received for purchased options with deferred premiums	229	251	378
Borrowings by consolidated investment entities	1,273	—	341
Repayments of debt by consolidated investment entities	(1,004)	(275)	(4)
Cash dividends to Ameriprise Financial, Inc.	(600)	(600)	(600)
Net cash provided by (used in) financing activities	(721)	(1,435)	(534)
Net increase (decrease) in cash and cash equivalents	171	(59)	(577)
Cash and cash equivalents at beginning of period	2,685	2,744	3,321
Cash and cash equivalents at end of period	$2,856	$2,685	$2,744

Supplemental Disclosures:
Income taxes paid (received), net	$(286)	$215	$(17)
Interest paid excluding consolidated investment entities	38	28	3
Interest paid by consolidated investment entities	176	177	75

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Company is a stock life insurance company with one wholly owned stock life insurance company subsidiary, RiverSource Life Insurance Co. of New York (“RiverSource Life of NY”). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”).

•

RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

•	RiverSource Life of NY is domiciled and holds a Certificate of Authority in New York. RiverSource Life of NY issues insurance and annuity products.

RiverSource Life Insurance Company also wholly owns RiverSource Tax Advantaged Investments, Inc. (“RTA”) and Columbia Cent CLO Advisors, LLC (“Columbia Cent”). RTA is a stock company domiciled in Delaware and is a limited partner in affordable housing partnership investments. Columbia Cent provides asset management services to collateralized loan obligations (“CLOs”).

The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and companies in which it directly or indirectly has a controlling financial interest and variable interest entities (“VIEs”) in which it is the primary beneficiary (collectively, the “Company”). All intercompany transactions and balances have been eliminated in consolidation.

The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 16.

The Company evaluated events or transactions that occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued. No subsequent events or transactions requiring recognition or disclosure were identified.

The Company’s operations constitute a single operating segment, and therefore a single reportable segment, as the chief operating decision maker (“CODM”) manages the business activities using information of the Company as a whole. As its CODM, the Company’s Chairman and President utilizes the Consolidated Statements of Income and its net income metric to allocate resources and assess performance of the Company. The accounting policies used to measure the profit and loss of the segment are the same as those described in Note 2.

The Company’s principal products are variable annuities, structured variable annuities, universal life (“UL”) insurance, including indexed universal life (“IUL”) and variable universal life (“VUL”) insurance, which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with UL products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add an optional guaranteed minimum death benefit (“GMDB”) rider to their contract.

The Company also offers payout annuities, term life insurance and disability income (“DI”) insurance.

The Company’s business is sold through the advisor network of Ameriprise Financial Services, LLC (“AFS”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

A VIE is an entity that either has equity investors that lack certain essential characteristics of a controlling financial interest (including substantive voting rights, the obligation to absorb the entity’s losses, or the rights to receive the entity’s returns) or has equity investors that do not provide sufficient financial resources for the entity to support its activities.

Voting interest entities (“VOEs”) are those entities that do not qualify as a VIE. The Company consolidates VOEs in which it holds a greater than 50% voting interest. The Company generally accounts for entities using the equity method when it holds a greater than 20% but less than 50% voting interest or when the Company exercises significant influence over the entity. All other investments that are not reported at fair value as trading or Available-for-Sale securities are accounted for using the measurement alternative method when the Company owns less than a 20% voting interest and does not exercise significant influence. Under the measurement alternative, the investment is recorded at the cost basis, less impairments, if any, plus or minus observable price changes of identical or similar investments of the same issuer.

RiverSource Life Insurance Company

A VIE is consolidated by the reporting entity that determines it has both:

•	the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance; and

•	the obligation to absorb potentially significant losses or the right to receive potentially significant benefits to the VIE.

All VIEs are assessed for consolidation under this framework. When evaluating entities for consolidation, the Company considers its contractual rights in determining whether it has the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance. In determining whether the Company has this power, it considers whether it is acting in a role that enables it to direct the activities that most significantly impact the economic performance of an entity or if it is acting in an agent role.

In determining whether the Company has the obligation to absorb potential significant losses of the VIE or the right to receive potential significant benefits from the VIE that could potentially be significant to the VIE, the Company considers an analysis of its rights to receive benefits such as investment returns and its obligation to absorb losses associated with any investment in the VIE in conjunction with other qualitative factors. Management and incentive fees that are at market and commensurate with the level of services provided, and where the Company does not hold other interests in the VIE that would absorb more than an insignificant amount of the VIE’s expected losses or receive more than an insignificant amount of the VIE’s expected residual returns, are not considered a variable interest and are excluded from the analysis.

The consolidation guidance has a scope exception for reporting entities with interests in registered money market funds which do not have an explicit support agreement.

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and the recognition of credit losses or impairments, valuation of derivative instruments, litigation reserves, future policy benefits, market risk benefits, and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss) (“AOCI”), net of impacts to benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Consolidated Statements of Income upon disposition of the securities.

Available-for-Sale securities are impaired when the fair value of an investment is less than its amortized cost. When an Available-for-Sale security is impaired, the Company first assesses whether or not: (i) it has the intent to sell the security (i.e., made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, the Company recognizes an impairment by reducing the book value of the security for the difference between the investment’s amortized cost and its fair value with a corresponding charge to earnings. Subsequent increases in the fair value of Available-for-Sale securities that occur in periods after a write-down has occurred are recorded as unrealized gains in other comprehensive income (loss) (“OCI”), while subsequent decreases in fair value would continue to be recorded as reductions of book value with a charge to earnings.

For securities that do not meet the above criteria, the Company determines whether the decrease in fair value is due to a credit loss or due to other factors. The amount of impairment due to credit-related factors, if any, is recognized as an allowance for credit losses with a related charge to Net realized investment gains (losses). The allowance for credit losses is limited to the amount by which the security’s amortized cost basis exceeds its fair value. The amount of the impairment related to other factors is recognized in OCI.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are due to credit-related factors include: (i) the extent to which the market value is below amortized cost; (ii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iii) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors.

If through subsequent evaluation there is a sustained increase in cash flows expected, both the allowance and related charge to earnings may be reversed to reflect the increase in expected principal and interest payments.

In order to determine the amount of the credit loss component for corporate debt securities, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure. When assessing potential credit-related impairments for structured investments (e.g., residential mortgage backed securities, commercial mortgage backed

RiverSource Life Insurance Company

securities and asset backed securities), the Company also considers credit-related factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections.

Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for Available-for-Sale securities. Accrued interest on Available-for-Sale securities is recorded as earned in Accrued investment income. Available-for- Sale securities are generally placed on nonaccrual status when the accrued balance becomes 90 days past due or earlier based on management’s evaluation of the facts and circumstances of each security under review. All previously accrued interest is reversed through Net investment income.

Other Investments

Other investments primarily reflect the Company’s interests in affordable housing partnerships and syndicated loans. Affordable housing partnerships are accounted for under the equity method.

Financing Receivables

Financing receivables are comprised of commercial loans, policy loans, and deposit receivables.

Commercial Loans

Commercial loans include commercial mortgage loans and syndicated loans and are recorded at amortized cost less the allowance for credit losses. Commercial mortgage loans are recorded within Mortgage loans and syndicated loans are recorded within Other investments. Commercial mortgage loans are loans on commercial properties that are originated by the Company. Syndicated loans represent the Company’s investment in loan syndications originated by unrelated third parties.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on commercial mortgage loans and syndicated loans is recorded in Net investment income.

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on policy loans is recorded in Net investment income.

Deposit Receivables

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability related to insurance risk in accordance with applicable accounting standards. If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits made and any related embedded derivatives are included in Receivables. As amounts are received, consistent with the underlying contracts, deposit receivables are adjusted. Deposit receivables are accreted using the interest method and the accretion is reported in Other revenues.

See Note 7 for additional information on financing receivables.

Allowance for Credit Losses

The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets to present the net amount expected to be collected over the asset’s expected life, considering past events, current conditions and reasonable and supportable forecasts of future economic conditions. Estimates of expected credit losses consider both historical charge-off and recovery experience as well as current economic conditions and management’s expectation of future charge-off and recovery levels. Expected losses related to risks other than credit risk are excluded from the allowance for credit losses. The allowance for credit losses is measured and recorded upon initial recognition of the loan, regardless of whether it is originated or purchased. The methods and information used to develop the allowance for credit losses for each class of financing receivable are discussed below.

Commercial Loans

The allowance for credit losses for commercial mortgage loans and syndicated loans utilizes a probability of default and loss severity approach to estimate lifetime expected credit losses. Actual historical default and loss severity data for each type of commercial loan is adjusted for current conditions and reasonable and supportable forecasts of future economic conditions to develop the probability of default and loss severity assumptions that are applied to the amortized cost basis of the loans over the expected life of each portfolio. The allowance for credit losses on commercial mortgage loans and syndicated loans is recorded through provisions charged to Net realized investment gains (losses) and is reduced/increased by net charge-offs/recoveries.

Management determines the adequacy of the allowance for credit losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios, and occupancy rates, along with reasonable and supportable forecasts of economic and market conditions. This evaluation

RiverSource Life Insurance Company

is inherently subjective as it requires estimates, which may be susceptible to significant change. While the Company may attribute portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses expected over the life of the loan portfolio.

Deposit Receivables

The allowance for credit losses is calculated on an individual reinsurer basis. Deposit receivables are collateralized by underlying trust arrangements. Management evaluates the terms of the reinsurance and trust agreements, the nature of the underlying assets, and the potential for changes in the collateral value when considering the need for an allowance for credit losses.

Nonaccrual Loans

Commercial mortgage loans and syndicated loans are placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for commercial mortgage loans and syndicated loans.

Loan Modifications

A loan is modified when the Company makes certain concessionary modifications to contractual terms such as principal forgiveness, interest rate reductions, other-than-insignificant payment delays, and/or term extensions in an attempt to make the loan more affordable to a borrower experiencing financial difficulties. Generally, performance prior to the modification or significant events that coincide with the modification are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the modification or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Charge-off and Foreclosure

Charge-offs are recorded when the Company concludes that all or a portion of the commercial mortgage loan or syndicated loan is uncollectible. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. Factors used by the Company to determine whether all amounts due on syndicated loans will be collected, include but are not limited to the borrower’s financial condition, industry outlook, and internal risk ratings based on rating agency data and internal analyst expectations.

If it is determined that foreclosure on a commercial mortgage loan is probable and the fair value is less than the current loan balance, expected credit losses are measured as the difference between the amortized cost basis of the asset and fair value less estimated costs to sell, if applicable. Upon foreclosure, the commercial mortgage loan and related allowance are reversed, and the foreclosed property is recorded as real estate owned within Other assets.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less.

Reinsurance

The Company cedes insurance risk to other insurers under reinsurance agreements.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums paid for traditional life, long term care (“LTC”) and DI insurance and life contingent payout annuities, net of the change in any prepaid reinsurance asset, are reported as a reduction of Premiums. Reinsurance recoveries are reported as components of Benefits, claims, losses and settlement expenses.

UL and VUL reinsurance premiums are reported as a reduction of Policy and contract charges. In addition, for UL and VUL insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset and amortized based on estimated gross profits (“EGPs”) over the period the reinsurance policies are in force. Changes in the net cost of reinsurance are reflected as a component of Policy and contract charges.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded within Reinsurance recoverables, net of the allowance for credit losses. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term. The allowance for credit losses related to reinsurance recoverable is based on applying observable industry data including insurer ratings, default and loss severity data to the Company’s reinsurance recoverable balances. Management evaluates the results of the calculation and considers differences between the industry data and the

RiverSource Life Insurance Company

Company’s data. Such differences include that the Company has no actual history of significant losses and that industry data may contain non-life insurers. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change given the long-term nature of these receivables. In addition, the Company has a reinsurance protection agreement that provides credit protections for its reinsured LTC business. The allowance for credit losses on reinsurance recoverable is recorded through provisions charged to Benefits, claims, losses and settlement expenses.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within Policyholder account balances, future policy benefits and claims.

See Note 9 for additional information on reinsurance.

Land, Buildings, Equipment and Software

Land, buildings, equipment and internally developed software are carried at cost less accumulated depreciation or amortization and are reflected within Other assets. The Company uses the straight-line method of depreciation and amortization over periods ranging from three to 39 years.

As of December 31, 2024 and 2023, land, buildings, equipment and software were $113 million and $117 million, net of accumulated depreciation of $258 million and $244 million as of December 31, 2024 and 2023, respectively. Depreciation and amortization expense for the years ended December 31, 2024, 2023 and 2022 was $14 million, $15 million and $13 million, respectively.

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in Other assets or Other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. The Company occasionally designates derivatives as (i) hedges of changes in the fair value of assets, liabilities, or firm commitments (“fair value hedges”) or (ii) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedges”).

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Consolidated Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Consolidated Statements of Income with the corresponding change in the hedged asset or liability.

For derivative instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as changes in the fair value of the hedged assets, liabilities or firm commitments, are recognized on a net basis in current period earnings. The carrying value of the hedged item is adjusted for the change in fair value from the designated hedged risk. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

For derivative instruments that qualify as cash flow hedges, the effective portion of the gain or loss on the derivative instruments is reported in AOCI and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported in current period earnings as a component of Net investment income. If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in AOCI is reclassified to earnings over the period that the hedged item impacts earnings. For hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in AOCI are recognized in earnings immediately.

The equity component of indexed annuity, structured variable annuity and IUL obligations are considered embedded derivatives. Additionally, certain annuities contain guaranteed minimum accumulation benefits (“GMAB”) and guaranteed minimum withdrawal benefits (“GMWB”) provisions accounted for as market risk benefits.

RiverSource Life Insurance Company

See Note 14 for information regarding the Company’s fair value measurement of derivative instruments and Note 18 for the impact of derivatives on the Consolidated Statements of Income.

Market Risk Benefits

Market risk benefits are contracts or contract features that both provide protection to the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. Market risk benefits include certain contract features on variable annuity products that provide minimum guarantees to contractholders. Guarantees accounted for as market risk benefits include GMDB, guaranteed minimum income benefit (“GMIB”), GMWB and GMAB. If a contract contains multiple market risk benefits, those market risk benefits are bundled together as a single compound market risk benefit.

Market risk benefits are measured at fair value, at the individual contract level, using a non-option-based valuation approach or an option-based valuation approach dependent upon the fee structure of the contract. Changes in fair value are recognized in net income each period with the exception of the portion of the change in fair value due to a change in the instrument-specific credit risk, which is recognized in OCI.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to Ameriprise Financial’s advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The deferred acquisition costs (“DAC”) associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as write-offs. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other DAC amortization assumptions, such as persistency, mortality, morbidity, and variable annuity benefit utilization each quarter and, when assessed independently, each could impact the Company’s DAC balances. Unamortized DAC is reduced for actual experience in excess of expected experience.

The analysis of DAC balances and the corresponding amortization considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

DAC is amortized on a constant-level basis for the grouped contracts over the expected contract term to approximate straight-line amortization. Contracts are grouped by contract type and issue year into cohorts consistent with the grouping used in estimating the associated liability for future policy benefits. DAC related to all long-duration product types (except for life contingent payout annuities) is grouped on a calendar-year annual basis for each legal entity. Further disaggregation is reported for any contracts that include an additional liability for death or other insurance benefit. DAC related to life contingent payout annuities is grouped on a calendar-year annual basis for each legal entity for policies issued prior to 2021 and on a quarterly basis for each legal entity thereafter.

DAC related to annuity products (including variable deferred annuities, structured variable annuities, fixed deferred annuities, and life contingent payout annuities) is amortized based on initial premium. DAC related to life insurance products (including UL insurance, VUL insurance, IUL insurance, term life insurance, and whole life insurance) is amortized based on original specified amount (i.e., face amount). DAC related to DI insurance is amortized based on original monthly benefit.

The accounting contract term for annuity products (except for life contingent payout annuities) is the projected accumulation period. Life contingent payout annuities are amortized over the period which annuity payments are expected to be paid. The accounting contract term for life insurance products is the projected life of the contract. DI insurance is amortized over the projected life of the contract, including the claim paying period.

Deferred Sales Inducement Costs

Deferred sales inducements are contract features that are intended to attract new customers or to persuade existing customers to keep their current policy. Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized on a constant level basis using the same methodology and assumptions used to amortize DAC. Deferred sales inducement costs (“DSIC”) is recorded in Other assets and amortization of DSIC is recorded in Benefits, claims, losses and settlement expenses.

RiverSource Life Insurance Company

Separate Account Assets and Liabilities

Separate account assets represent funds held for the benefit of, and Separate account liabilities represent the obligation to, the variable annuity contractholders and variable life insurance policyholders who have a contractual right to receive the benefits of their contract or policy and bear the related investment risk. Gains and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Consolidated Statements of Income. Separate account assets are recorded at fair value and Separate account liabilities are equal to the assets recognized.

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the benefits associated with non-traditional and traditional long-duration products. Non-traditional long-duration products include variable and structured variable annuity contracts, fixed annuity contracts and UL and VUL policies. Traditional long-duration products include term life, whole life, DI and LTC insurance products and life contingent payout annuity products.

Non-Traditional Long-Duration Products

The liabilities for non-traditional long-duration products include fixed account values on variable and fixed annuities and UL and VUL policies, non-life contingent payout annuities, liabilities for guaranteed benefits associated with variable annuities (including structured variable annuities), and embedded derivatives for structured variable annuities, indexed annuities and IUL products.

Liabilities for fixed account values on variable annuities, structured variable annuities, fixed deferred annuities, and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges. The liability for non-life contingent payout annuities is recognized as the present value of future payments using the effective yield at inception of the contract.

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined at the reporting date by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 10 for information regarding the liability for contracts with secondary guarantees. Liabilities for fixed deferred indexed annuity, structured variable annuity and IUL products are equal to the accumulation of host contract values, guaranteed benefits, and the fair value of embedded derivatives.

See Note 12 for information regarding variable annuity guarantees.

Embedded Derivatives

The fair value of embedded derivatives related to structured variable annuities, indexed annuities and IUL fluctuate based on equity markets and interest rates and the estimate of the Company’s nonperformance risk and is recorded in Policyholder account balances, future policy benefits and claims. See Note 14 for information regarding the fair value measurement of embedded derivatives.

Traditional Long-Duration Products

The liabilities for traditional long-duration products include cash flows related to unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI, LTC, and life contingent payout annuity policies as claims are incurred in the future. The claim liability (also referred to as disabled life reserve) is presented together as one liability for future policy benefits.

A liability for future policy benefits, which is the present value of estimated future policy benefits to be paid to or on behalf of policyholders and certain related expenses less the present value of estimated future net premiums to be collected from policyholders, is accrued as premium revenue is recognized. Expected insurance benefits are accrued over the life of the contract in proportion to premium revenue recognized (referred to as the net premium approach). The net premium ratio reflects cash flows from contract inception to contract termination (i.e., through the claim paying period) and cannot exceed 100%.

Assumptions utilized in the net premium approach, including mortality, morbidity, and terminations, are reviewed as part of experience studies at least annually or more frequently if suggested by evidence. Expense assumptions and actual expenses are updated within the net premium calculation consistent with other policyholder assumptions.

The updated cash flows used in the calculation are discounted using a forward rate curve. The discount rate represents an upper-medium-grade (i.e., low credit risk) fixed-income instrument yield (i.e., an A rating) that reflects the duration characteristics of the liability. Discount rates are locked in annually, at the end of each year for all products, except life contingent payout annuities, and calculated as the monthly average discount rate curves for the year. For life contingent payout annuities, the discount rates are locked in quarterly at the end of each quarter based on the average of the three months for the quarter.

RiverSource Life Insurance Company

The liability for future policy benefits will be updated for actual experience at least on an annual basis and concurrent with changes to cash flow assumptions. When net premiums are updated for cash flow changes, the estimated cash flows over the entire life of a group of contracts are updated using historical experience and updated future cash flow assumptions.

The revised net premiums are used to calculate an updated liability for future policy benefits as of the beginning of the reporting period, discounted at the original locked in rate (i.e., contract issuance rate). The updated liability for future policy benefits as of the beginning of the reporting period is then compared with the carrying amount of the liability as of that date prior to updating cash flow assumptions to determine the current period remeasurement gain or loss reflected in current period earnings. The revised net premiums are then applied as of the beginning of the quarter to calculate the benefit expense for the current reporting period.

The difference between the updated carrying amount of the liability for future policy benefits measured using the current discount rate assumption and the original discount rate assumption is recognized in OCI. The interest accretion rate remains the original discount rate used at contract issue date.

If the updating of cash flow assumptions results in the present value of future benefits and expenses exceeding the present value of future gross premiums, a charge to net income is recorded for the current reporting period such that net premiums are set equal to gross premiums. In subsequent periods, the liability for future policy benefits is accrued with net premiums set equal to gross premiums.

Contracts (except for life contingent payout annuities sold subsequent to December 31, 2020) are grouped into cohorts by contract type and issue year, as well as by legal entity and reportable segment. Life contingent payout annuities sold in periods beginning in 2021 are grouped into quarterly cohorts.

See Note 10 for information regarding the liabilities for traditional long-duration products.

Deferred Profit Liability

For limited-payment products, gross premiums received in excess of net premiums are deferred at initial recognition as a deferred profit liability (“DPL”). Gross premiums are measured using assumptions consistent with those used in the measurement of the liability for future policy benefits, including discount rate, mortality, lapses and expenses.

The DPL is amortized and recognized as premium revenue in proportion to expected future benefit payments from annuity contracts. Interest is accreted on the balance of the DPL using the discount rate determined at contract issuance. The Company reviews and updates its estimate of cash flows from the DPL at the same time as the estimates of cash flows for the liability for future policy benefits. When cash flows are updated, the updated estimates are used to recalculate the DPL at contract issuance. The recalculated DPL as of the beginning of the current reporting period is compared to the carrying amount of the DPL as of the beginning of the current reporting period, and any difference is recognized as either a charge or credit to premium revenue.

DPL is recorded in Policyholder account balances, future policy benefits and claims and included as a reconciling item within Note 10.

Unearned Revenue Liability

The Company’s UL and VUL policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using the same assumptions and factors used to amortize DAC. The unearned revenue liability is recorded in Other liabilities and the amortization is recorded in Policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded. The controlled group for which the Company is a member is an applicable corporation with regard to the corporate alternative minimum tax (“CAMT”) and is therefore required to compute the CAMT. In accordance with the tax sharing agreement, Ameriprise Financial will be liable for any CAMT liability and expense.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

RiverSource Life Insurance Company

In connection with the provision for income taxes, the Consolidated Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 20 for additional information on the Company’s valuation allowance.

Changes in tax rates and tax law are accounted for in the period of enactment. Deferred tax assets and liabilities are adjusted for the effect of a change in tax laws or rates and the effect is included in net income.

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and life contingent payout annuities are net of reinsurance ceded and are recognized as revenue when due.

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and updated future payment assumptions and a catch-up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.

Mortality and expense risk fees are generally calculated as a percentage of the fair value of assets held in separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges and cost of insurance charges on UL and VUL insurance and contract charges (net of reinsurance premiums and cost of reinsurance for UL insurance products) and surrender charges on annuities and UL and VUL insurance are recognized as revenue when assessed. These fees and charges are recorded in Policy and contract charges.

Realized gains and losses on the sale of securities, other than equity method investments, are recognized using the specific identification method on a trade date basis.

Fees received under marketing support and distribution services arrangements are recognized as revenue when earned.

See Note 4 for further discussion of accounting policies on revenue from contracts with customers.

3. RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Segment Reporting — Improvements to Reportable Segment Disclosures

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, Improvements to Reportable Segment Disclosures, updating reportable segment disclosure requirements in accordance with Topic 280, Segment Reporting (“Topic 280”), primarily through enhanced disclosures about significant segment expenses. In addition, the amendments enhance interim disclosure requirements, clarify circumstances in which an entity can disclose multiple segment measures of profit or loss and contain other disclosure requirements. The amendments also expand Topic 280 disclosures to public entities with one reportable segment. The amendments are effective for annual periods beginning after December 15, 2023, and interim periods beginning after December 15, 2024. The Company adopted the standard on January 1, 2024. The adoption of the standard did not have an impact on the Company’s consolidated financial condition and results of operations as the standard is disclosure-related only.

Future Adoption of New Accounting Standards

Income Taxes — Improvements to Income Tax Disclosures

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures, updating the accounting standards related to income tax disclosures, primarily focused on the disaggregation of income taxes paid and the rate reconciliation table. The standard is to be applied prospectively with an option for retrospective application and is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Company is assessing changes to the income tax-related disclosures resulting from the standard. The adoption of the standard will not have an impact on the Company’s consolidated financial condition and results of operations as the standard is disclosure-related only.

RiverSource Life Insurance Company

Expenses — Disaggregation of Income Statement Expenses

In November 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses, requiring public business entities to disclose disaggregated information about certain income statement expense line items. The disaggregated disclosures are required to be in the footnotes to the consolidated financial statements on an annual and interim basis. The standard is to be applied prospectively, with an option for retrospective application and is effective for annual periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is assessing changes to footnote disclosures resulting from the standard. The adoption of the standard will not have an impact on the Company’s consolidated financial condition and results of operations as the standard is disclosure-related only.

4. REVENUE FROM CONTRACTS WITH CUSTOMERS

The following table presents disaggregated revenue from contracts with customers and a reconciliation to total revenues reported on the Consolidated Statements of Income:

	Years Ended December 31,
(in millions)	2024	2023	2022
Policy and contract charges
Affiliated (from Columbia Management Investment Distributors, Inc.)	$158	$152	$164
Unaffiliated	16	14	14
Total	174	166	178
Other revenues
Administrative fees
Affiliated (from Columbia Management Investment Services, Corp.)	41	39	42
Unaffiliated	19	17	18
	60	56	60
Other fees
Affiliated (from Columbia Management Investment Advisers, LLC (“CMIA”) and Columbia Wanger Asset Management, LLC)	320	307	334
Unaffiliated	5	4	4
	325	311	338
Total	385	367	398
Total revenue from contracts with customers	559	533	576
Revenue from other sources(1)	4,016	3,759	3,179
Total revenues	$4,575	$4,292	$3,755

(1)	Amounts primarily consist of revenue associated with insurance and annuity products and investment income from financial instruments.

The following discussion describes the nature, timing, and uncertainty of revenues and cash flows arising from the Company’s contracts with customers.

Policy and Contract Charges

The Company earns revenue for providing distribution-related services to affiliated and unaffiliated mutual funds that are available as underlying investments in its variable annuity and variable life insurance products. The performance obligation is satisfied at the time the mutual fund is distributed. Revenue is recognized over the time the mutual fund is held in the variable product and is generally earned based on a fixed rate applied, as a percentage, to the net asset value of the fund. The revenue is not recognized at the time of sale because it is variably constrained due to factors outside the Company’s control, including market volatility and how long the fund(s) remain in the insurance policy or annuity contract. The revenue will not be recognized until it is probable that a significant reversal will not occur. These fees are accrued and collected on a monthly basis.

Other Revenues

Administrative Fees

The Company earns revenue for providing customer support, contract servicing and administrative services for affiliated and unaffiliated mutual funds that are available as underlying instruments in its variable annuity and variable life insurance products. The transfer agent and administration revenue is earned daily based on a fixed rate applied, as a percentage, to assets under management. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Other Fees

The Company earns revenue for providing affiliated and unaffiliated partners an opportunity to educate the financial advisors of its affiliate, AFS, that sell the Company’s products as well as product and marketing personnel to support the offer, sale and servicing of funds within the Company’s variable annuity and variable life insurance products. These payments allow the parties to train and support the advisors, explain the features of their products, and distribute marketing and educational materials. The

RiverSource Life Insurance Company

affiliated revenue is earned based on a rate, updated at least annually, which is applied, as a percentage, to the market value of assets invested. The unaffiliated revenue is earned based on a fixed rate applied, as a percentage, to the market value of assets invested. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Receivables

Receivables for revenue from contracts with customers are recognized when the performance obligation is satisfied and the Company has an unconditional right to the revenue. Receivables related to revenues from contracts with customers were $50 million and $49 million as of December 31, 2024 and 2023, respectively.

5. VARIABLE INTEREST ENTITIES

The Company provides asset management services to CLOs which are considered to be VIEs that are sponsored by the Company. In addition, the Company invests in structured investments other than CLOs and certain affordable housing partnerships which are considered VIEs. The Company consolidates the CLOs if the Company is deemed to be the primary beneficiary. The Company has no obligation to provide financial or other support to the non-consolidated VIEs beyond its initial investment and existing future funding commitments, and the Company has not provided any additional support to these entities. The Company has unfunded commitments related to consolidated CLOs of $2 million and $24 million as of December 31, 2024 and 2023, respectively.

See Note 2 for further discussion of the Company’s accounting policy on consolidation.

Structured Investments

The Company invests in structured investments which are considered VIEs for which it is not the sponsor. These structured investments typically invest in fixed income instruments and are managed by third parties and include asset backed securities and commercial and residential mortgage backed securities. The Company classifies these investments as Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the size of the Company’s investment in the entities and position in the capital structure of these entities.

Additionally, the Company invests in CLOs for which it is the sponsor. CLOs are asset backed financing entities collateralized by a pool of assets, primarily syndicated loans and, to a lesser extent, high-yield bonds. Multiple tranches of debt securities are issued by a CLO, offering investors various maturity and credit risk characteristics. The debt securities issued by the CLOs are non-recourse to the Company. The CLO’s debt holders have recourse only to the assets of the CLO. The assets of the CLOs cannot be used by the Company. Scheduled debt payments are based on the performance of the CLO’s collateral pool. The Company earns management fees from the CLOs based on the value of the CLO’s collateral pool and, in certain instances, may also receive incentive fees. The fee arrangement is at market and commensurate with the level of effort required to provide those services. The Company has invested in a portion of the unrated, junior subordinated notes and highly rated senior notes of certain CLOs. The Company consolidates certain CLOs where it is the primary beneficiary.

The Company’s maximum exposure to loss with respect to structured investments and non-consolidated CLOs is limited to its amortized cost. The Company classifies these investments as Available-for-Sale securities. See Note 6 for additional information on these investments.

Affordable Housing Partnerships and Other Real Estate Partnerships

The Company is a limited partner in affordable housing partnerships that qualify for government-sponsored low income housing tax credit programs and partnerships that invest in multi-family residential properties that were originally developed with an affordable housing component. The Company has determined it is not the primary beneficiary and therefore does not consolidate these partnerships.

A majority of the limited partnerships are VIEs. The Company’s maximum exposure to loss as a result of its investment in the VIEs is limited to the carrying value. The carrying value is reflected in Other investments and was $46 million and $70 million as of December 31, 2024 and 2023, respectively. The Company’s liability related to original purchase commitments not yet remitted to the VIEs was not material as of December 31, 2024 and 2023, respectively. The Company has not provided any additional support and is not contractually obligated to provide additional support to the VIEs beyond the funding commitments.

Fair Value of Assets and Liabilities

The Company categorizes its fair value measurements according to a three-level hierarchy. See Note 14 for the definition of the three levels of the fair value hierarchy.

RiverSource Life Insurance Company

The following tables present the balances of assets and liabilities held by consolidated investment entities measured at fair value on a recurring basis:

	December 31, 2024
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Corporate debt securities	$—	$50	$—	$50
Common stocks	—	2	1	3
Syndicated loans	—	2,216	118	2,334
Total investments	—	2,268	119	2,387
Receivables	—	31	—	31
Other assets	—	2	—	2
Total assets at fair value	$—	$2,301	$119	$2,420

Liabilities
Debt(1)	$—	$2,429	$—	$2,429
Other liabilities	—	314	—	314
Total liabilities at fair value	$—	$2,743	$—	$2,743

	December 31, 2023
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Corporate debt securities	$—	$40	$—	$40
Common stocks	—	5	—	5
Syndicated loans	—	1,991	63	2,054
Total investments	—	2,036	63	2,099
Receivables	—	28	—	28
Other assets	—	1	—	1
Total assets at fair value	$—	$2,065	$63	$2,128

Liabilities
Debt(1)	$—	$2,155	$—	$2,155
Other liabilities	—	45	—	45
Total liabilities at fair value	$—	$2,200	$—	$2,200

(1)

The carrying value of the CLOs’ debt is set equal to the fair value of the CLOs’ assets. The estimated fair value of the CLOs’ debt was $2.4 billion and $2.1 billion as of December 31, 2024 and 2023, respectively.

The following tables provide a summary of changes in Level 3 assets held by consolidated investment entities measured at fair value on a recurring basis:

(in millions)	Common Stocks		Syndicated Loans
Balance at January 1, 2024	$—		$63
Total gains (losses) included in:
Net income	(1	)(1)	(7	)(1)
Purchases	—		168
Sales	(1)		—
Settlements	—		(5)
Transfers into Level 3	4		103
Transfers out of Level 3	(1)		(204)
Balance at December 31, 2024	$1		$118
Changes in unrealized gains (losses) included in net income relating to assets held at December 31, 2024	$—	(1)	$—	(1)

RiverSource Life Insurance Company

(in millions)		Syndicated Loans		Other Assets
Balance at January 1, 2023		$125		$1
Total gains (losses) included in:
Net income		(4	)(1)	—
Purchases		45		—
Sales		(10)		—
Settlements		(16)		—
Transfers into Level 3		122		—
Transfers out of Level 3		(199)		(1)
Balance at December 31, 2023		$63		$—
Changes in unrealized gains (losses) included in net income relating to assets held at December 31, 2023		$(1	)(1)	$—

(in millions)	Common Stocks	Syndicated Loans		Other Assets
Balance at January 1, 2022	$—	$64		$3
Total gains (losses) included in:
Net income	—	(11	)(1)	—
Purchases	—	69		—
Sales	—	(4)		—
Settlements	—	(8)		—
Transfers into Level 3	2	218		1
Transfers out of Level 3	(2)	(203)		(3)
Balance at December 31, 2022	$—	$125		$1
Changes in unrealized gains (losses) included in net income relating to assets held at December 31, 2022	$—	$(10	)(1)	$—

(1)	Included in Net investment income.

Securities and loans transferred from Level 3 primarily represent assets with fair values that are now obtained from a third-party pricing service with observable inputs or priced in active markets. Securities and loans transferred to Level 3 represent assets with fair values that are now based on a single non-binding broker quote.

All Level 3 measurements as of December 31, 2024 and 2023 were obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company.

Determination of Fair Value

Assets

Investments

The fair value of syndicated loans obtained from third-party pricing services using a market approach with observable inputs is classified as Level 2. The fair value of syndicated loans obtained from third-party pricing services with a single non-binding broker quote as the underlying valuation source is classified as Level 3. The underlying inputs used in non-binding broker quotes are not readily available to the Company. See Note 14 for a description of the Company’s determination of the fair value of corporate debt securities, common stocks and other investments.

Receivables

For receivables of the consolidated CLOs, the carrying value approximates fair value as the nature of these assets has historically been short-term and the receivables have been collectible. The fair value of these receivables is classified as Level 2.

Liabilities

Debt

The fair value of the CLOs’ assets, typically syndicated bank loans, is more observable than the fair value of the CLOs’ debt tranches for which market activity is limited and less transparent. As a result, the fair value of the CLOs’ debt is set equal to the fair value of the CLOs’ assets and is classified as Level 2.

Other Liabilities

Other liabilities consist primarily of securities purchased but not yet settled by consolidated CLOs. The carrying value approximates fair value as the nature of these liabilities has historically been short-term. The fair value of these liabilities is classified as Level 2. Other liabilities also include accrued interest on CLO debt.

RiverSource Life Insurance Company

Fair Value Option

The Company has elected the fair value option for the financial assets and liabilities of the consolidated CLOs. Management believes that the use of the fair value option better matches the changes in fair value of assets and liabilities related to the CLOs.

The following table presents the fair value and unpaid principal balance of loans and debt for which the fair value option has been elected:

	December 31,
(in millions)	2024	2023
Syndicated loans
Unpaid principal balance	$2,406	$2,190
Excess unpaid principal over fair value	(72)	(136)
Fair value	$2,334	$2,054
Fair value of loans more than 90 days past due	$1	$—
Fair value of loans in nonaccrual status	1	13
Difference between fair value and unpaid principal of loans more than 90 days past due, loans in nonaccrual status or both	5	40
Debt
Unpaid principal balance	$2,633	$2,362
Excess unpaid principal over fair value	(204)	(207)
Carrying value(1)	$2,429	$2,155

(1)

The carrying value of the CLOs’ debt is set equal to the fair value of the CLOs’ assets. The estimated fair value of the CLOs’ debt was $2.4 billion and $2.1 billion as of December 31, 2024 and 2023, respectively.

During 2024, the Company launched two new CLOs that issued debt of $816 million in total.

Interest income from syndicated loans, bonds and structured investments is recorded based on contractual rates in Net investment income. Gains and losses related to changes in the fair value of investments are recorded in Net investment income and gains and losses on sales of investments are recorded in Net realized investment gains (losses). Interest expense on debt is recorded in Interest and debt expense with gains and losses related to changes in the fair value of debt recorded in Net investment income.

Total net gains (losses) recognized in Net investment income related to the changes in fair value of investments the Company owns in the consolidated CLOs where it has elected the fair value option and collateralized financing entity accounting were immaterial for the years ended December 31, 2024, 2023 and 2022.

Debt of the consolidated investment entities and the stated interest rates were as follows:

	Carrying Value		Weighted Average Interest Rate
	December 31,		December 31,
(in millions)	2024	2023	2024	2023
Debt of consolidated CLOs due 2030-2038	$2,429	$2,155	5.9%	6.6%

The debt of the consolidated CLOs has both fixed and floating interest rates, which range from nil to 14.8%. The interest rates on the debt of CLOs are weighted average rates based on the outstanding principal and contractual interest rates.

6. INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2024
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
Fixed maturities:
Corporate debt securities	$13,803	$199	$(709)	$—	$13,293
Residential mortgage backed securities	4,302	15	(278)	—	4,039
Commercial mortgage backed securities	2,211	3	(114)	—	2,100
State and municipal obligations	627	29	(19)	(1)	636
Asset backed securities	2,176	15	(8)	—	2,183
Foreign government bonds and obligations	7	—	—	—	7
U.S. government and agency obligations	1	—	—	—	1
Total	$23,127	$261	$(1,128)	$(1)	$22,259

RiverSource Life Insurance Company

	December 31, 2023
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
Fixed maturities:
Corporate debt securities	$10,828	$405	$(497)	$(1)	$10,735
Residential mortgage backed securities	3,886	20	(264)	—	3,642
Commercial mortgage backed securities	2,784	6	(193)	—	2,597
State and municipal obligations	717	61	(19)	(1)	758
Asset backed securities	1,545	7	(21)	—	1,531
Foreign government bonds and obligations	12	—	—	—	12
U.S. government and agency obligations	99	—	—	—	99
Total	$19,871	$499	$(994)	$(2)	$19,374

As of December 31, 2024 and 2023, accrued interest of $208 million and $168 million, respectively, is excluded from the amortized cost basis of Available-for-Sale securities in the tables above and is recorded in Accrued investment income.

As of December 31, 2024 and 2023, fixed maturity securities comprised approximately 88% and 87%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. As of December 31, 2024 and 2023, $497 million and $265 million, respectively, of securities were internally rated by CMIA, an affiliate of the Company, using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

Ratings (in millions, except percentages)	December 31, 2024			December 31, 2023
	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$4,416	$4,284	19%	$4,558	$4,337	22%
AA	4,455	4,256	19	3,961	3,799	20
A	2,689	2,650	12	2,213	2,279	12
BBB	11,279	10,786	49	8,813	8,633	44
Below investment grade	288	283	1	326	326	2
Total fixed maturities	$23,127	$22,259	100%	$19,871	$19,374	100%

As of December 31, 2024 and 2023, approximately 55% and 61%, respectively, of securities rated AA were GNMA, FNMA and FHLMC mortgage backed securities. As of December 31, 2024, the Company had holdings in Ameriprise Advisor Financing 2, LLC (“AAF 2”), an affiliate of the Company, totaling $567 million that was 48% of the Company’s total shareholder’s equity. During June of 2024, the Company invested $310 million in new asset backed securities issued by Ameriprise Installment Financing, LLC. The asset backed securities are collateralized by a portfolio of loans issued to advisors affiliated with AFS, an affiliated broker dealer. As of December 31, 2024, the fair value of these asset backed securities was $312 million which represents 26% of the Company’s total shareholder’s equity. Also, the Company had an additional 47 issuers with holdings totaling $8.7 billion that individually were between 10% and 27% of the Company’s total shareholder’s equity as of December 31, 2024. As of December 31, 2023, the Company had holdings in AAF 2 totaling $554 million that was 48% of the Company’s total shareholder’s equity. Also, the Company had an additional 34 issuers with holdings totaling $5.8 billion that individually were between 10% and 23% of the Company’s total shareholder’s equity as of December 31, 2023. There were no other holdings of any other issuer greater than 10% of the Company’s total shareholder’s equity as of December 31, 2024 and 2023.

RiverSource Life Insurance Company

The following tables summarize the fair value and gross unrealized losses on Available-for-Sale securities, aggregated by major investment type and the length of time that individual securities have been in a continuous unrealized loss position for which no allowance for credit losses has been recorded:

	December 31, 2024
(in millions, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	275	$5,272	$(177)	277	$3,975	$(532)	552	$9,247	$(709)
Residential mortgage backed securities	75	1,245	(25)	189	1,633	(253)	264	2,878	(278)
Commercial mortgage backed securities	16	265	(5)	166	1,589	(109)	182	1,854	(114)
State and municipal obligations	20	56	(2)	44	133	(17)	64	189	(19)
Asset backed securities	6	57	(1)	15	73	(7)	21	130	(8)
Foreign government bonds and obligations	—	—	—	2	6	—	2	6	—
Total	392	$6,895	$(210)	693	$7,409	$(918)	1,085	$14,304	$(1,128)

	December 31, 2023
(in millions, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	43	$410	$(8)	340	$4,735	$(489)	383	$5,145	$(497)
Residential mortgage backed securities	30	389	(4)	204	2,114	(260)	234	2,503	(264)
Commercial mortgage backed securities	20	264	(4)	196	2,062	(189)	216	2,326	(193)
State and municipal obligations	5	29	(1)	47	137	(18)	52	166	(19)
Asset backed securities	5	102	—	32	684	(21)	37	786	(21)
U.S. government and agency obligations	1	—	—	—	—	—	1	—	—
Foreign government bonds and obligations	—	—	—	2	6	—	2	6	—
Total	104	$1,194	$(17)	821	$9,738	$(977)	925	$10,932	$(994)

As part of the Company’s ongoing monitoring process, management determined that the increase in gross unrealized loss on its Available-for-Sale securities for which an allowance for credit losses has not been recognized during the year ended December 31, 2024 is primarily attributable to higher interest rates. The Company did not recognize these unrealized losses in earnings because it was determined that such losses were due to non-credit factors. The Company does not intend to sell these securities and does not believe that it is more likely than not that the Company will be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. As of December 31, 2024 and 2023, approximately 96% and 94%, respectively, of the total of Available-for-Sale securities with gross unrealized losses were considered investment grade.

The following table presents a rollforward of the allowance for credit losses on Available-for-Sale securities:

(in millions)	Corporate Debt Securities	State and Municipal Obligations	Total
Balance at January 1, 2022	$—	$1	$1
Additions for which credit losses were not previously recorded	20	—	20
Additional increases (decreases) on securities that had an allowance recorded in a previous period	—	1	1
Balance at December 31, 2022	20	2	22
Additions for which credit losses were not previously recorded	1	—	1
Reductions for securities sold during the period (realized)	(20)	(1)	(21)
Balance at December 31, 2023	1	1	2
Reductions for securities sold during the period (realized)	(1)	—	(1)
Balance at December 31, 2024	$—	$1	$1

RiverSource Life Insurance Company

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in Net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in millions)	2024	2023	2022
Gross realized investment gains	$34	$11	$28
Gross realized investment losses	(46)	(57)	(25)
Credit reversals (losses)	1	20	(21)
Other impairments	—	(1)	(70)
Total	$(11)	$(27)	$(88)

Credit losses recorded during the year ended December 31, 2022 and subsequently reversed due to sale of the security during the year ended December 31, 2023 relate to a corporate debt security in the communications industry. Other impairments for the years ended December 31, 2023 and 2022 related to Available-for-Sale securities which the Company intended to sell.

See Note 19 for a rollforward of net unrealized investment gains (losses) included in AOCI.

Available-for-Sale securities by contractual maturity as of December 31, 2024 were as follows:

(in millions)	Amortized Cost	Fair Value
Due within one year	$296	$294
Due after one year through five years	2,362	2,300
Due after five years through 10 years	5,507	5,216
Due after 10 years	6,273	6,127
	14,438	13,937
Residential mortgage backed securities	4,302	4,039
Commercial mortgage backed securities	2,211	2,100
Asset backed securities	2,176	2,183
Total	$23,127	$22,259

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

The following is a summary of Net investment income:

	Years Ended December 31,
(in millions)	2024	2023	2022
Fixed maturities	$1,026	$830	$615
Mortgage loans	73	69	73
Other investments	473	431	159
	1,572	1,330	847
Less: investment expenses	26	26	20
Total	$1,546	$1,304	$827

Net realized investment gains (losses) are summarized as follows:

	Years Ended December 31,
(in millions)	2024	2023	2022
Fixed maturities	$(11)	$(27)	$(88)
Mortgage loans	(1)	1	(1)
Other investments	(69)	(44)	(11)
Total	$(81)	$(70)	$(100)

7. FINANCING RECEIVABLES

Financing receivables are comprised of commercial loans, policy loans and deposit receivables. See Note 2 for information regarding the Company’s accounting policies related to financing receivables and the allowance for credit losses.

RiverSource Life Insurance Company

Allowance for Credit Losses

The following table presents a rollforward of the allowance for credit losses:

(in millions)	Commercial Loans
Balance at January 1, 2022	$12
Provisions	1
Charge-offs	(2)
Balance at December 31, 2022	11
Provisions	(1)
Balance at December 31, 2023	10
Provisions	—
Balance at December 31, 2024	$10

As of December 31, 2024 and 2023, accrued interest on commercial loans was $17 million and $15 million, respectively, and is recorded in Accrued investment income and excluded from the amortized cost basis of commercial loans.

Purchases and Sales

During the years ended December 31, 2024, 2023 and 2022, the Company purchased $3 million, $1 million and $42 million, respectively, of syndicated loans, and sold $2 million, $1 million and nil, respectively, of syndicated loans.

The Company has not acquired any loans with deteriorated credit quality as of the acquisition date.

Credit Quality Information

There were no nonperforming loans as of both December 31, 2024 and 2023. All loans were considered to be performing.

Commercial Loans

Commercial Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Loan-to-value ratio is the primary credit quality indicator included in this review.

Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates when credit risk changes. Commercial mortgage loans which management has assigned its highest risk rating were less than 1% of total commercial mortgage loans as of both December 31, 2024 and 2023. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. There were no commercial mortgage loans past due as of both December 31, 2024 and 2023.

The tables below present the amortized cost basis of commercial mortgage loans by year of origination and loan-to-value ratio:

	December 31, 2024
Loan-to-Value Ratio (in millions)	2024	2023	2022	2021	2020	Prior	Total
> 100%	$—	$—	$—	$—	$—	$15	$15
80% – 100%	—	—	—	—	10	48	58
60% – 80%	83	39	13	9	6	121	271
40% – 60%	87	22	39	67	37	338	590
< 40%	13	7	47	94	46	666	873
Total	$183	$68	$99	$170	$99	$1,188	$1,807

	December 31, 2023
Loan-to-Value Ratio (in millions)	2023	2022	2021	2020	2019	Prior	Total
> 100%	$—	$—	$—	$—	$2	$20	$22
80% – 100%	—	—	—	2	11	49	62
60% – 80%	55	26	6	14	40	102	243
40% – 60%	7	46	129	49	65	343	639
< 40%	7	31	43	37	71	580	769
Total	$69	$103	$178	$102	$189	$1,094	$1,735

Loan-to-value ratio is based on income and expense data provided by borrowers at least annually and long-term capitalization rate assumptions based on property type. For the year ended December 31, 2024, write-offs of commercial mortgage loans were not material.

RiverSource Life Insurance Company

In addition, the Company reviews the concentrations of credit risk by region and property type. Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31,		December 31,
(in millions)	2024	2023	2024	2023
East North Central	$177	$180	10%	10%
East South Central	40	47	2	3
Middle Atlantic	118	97	7	6
Mountain	149	130	8	8
New England	24	21	1	1
Pacific	602	595	33	34
South Atlantic	477	452	26	26
West North Central	117	105	7	6
West South Central	103	108	6	6
Total	$1,807	$1,735	100%	100%

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage
	December 31,		December 31,
(in millions)	2024	2023	2024	2023
Apartments	$494	$454	27%	26%
Hotel	33	13	2	1
Industrial	337	293	19	17
Mixed use	58	54	3	3
Office	208	230	12	13
Retail	533	546	29	32
Other	144	145	8	8
Total	$1,807	$1,735	100%	100%

Syndicated Loans

The investment in syndicated loans as of December 31, 2024 and 2023 was $36 million and $57 million, respectively. The Company’s syndicated loan portfolio is diversified across industries and issuers. There were no syndicated loans past due as of both December 31, 2024 and 2023. The Company assigns an internal risk rating to each syndicated loan in its portfolio ranging from 1 through 5, with 5 reflecting the lowest quality. For the year ended December 31, 2024, write-offs of syndicated loans were not material.

The tables below present the amortized cost basis of syndicated loans by origination year and internal risk rating:

	December 31, 2024
Internal Risk Rating (in millions)	2024	2023	2022	2021	2020	Prior	Total
Risk 5	$—	$—	$—	$—	$—	$—	$—
Risk 4	—	—	—	—	—	—	—
Risk 3	—	—	—	4	—	—	4
Risk 2	10	1	—	1	—	5	17
Risk 1	11	1	—	2	1	—	15
Total	$21	$2	$—	$7	$1	$5	$36

	December 31, 2023
Internal Risk Rating (in millions)	2023	2022	2021	2020	2019	Prior	Total
Risk 5	$—	$—	$—	$—	$—	$—	$—
Risk 4	—	—	—	—	—	—	—
Risk 3	—	—	7	—	1	1	9
Risk 2	6	1	9	2	6	—	24
Risk 1	6	2	9	1	5	1	24
Total	$12	$3	$25	$3	$12	$2	$57

RiverSource Life Insurance Company

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

Deposit Receivables

Deposit receivables were $5.8 billion and $6.5 billion as of December 31, 2024 and 2023, respectively. Deposit receivables are collateralized by the fair value of the assets held in trusts. Based on management’s evaluation of the collateral value relative to the deposit receivables, the allowance for credit losses for deposit receivables was not material as of both December 31, 2024 and 2023.

Modifications with Borrowers Experiencing Financial Difficulty

Modifications of financing receivables with borrowers experiencing financial difficulty by the Company were not material for the years ended December 31, 2024 and 2023.

8. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The following tables summarize the balances of and changes in DAC:

(in millions)	Variable Annuities	Structured Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Universal Life Insurance	Variable Universal Life Insurance
Balance at January 1, 2024	$1,481	$208	$35	$5	$110	$534
Capitalization of acquisition costs	24	98	—	—	—	64
Amortization	(117)	(30)	(7)	(1)	(7)	(45)
Balance at December 31, 2024	$1,388	$276	$28	$4	$103	$553

(in millions)	Indexed Universal Life Insurance	Other Life Insurance	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Total, All Products
Balance at January 1, 2024	$223	$2	$6	$17	$75	$2,696
Capitalization of acquisition costs	3	—	5	2	3	199
Amortization	(16)	—	(1)	(2)	(8)	(234)
Balance at December 31, 2024	$210	$2	$10	$17	$70	$2,661

(in millions)	Variable Annuities	Structured Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Universal Life Insurance	Variable Universal Life Insurance
Balance at January 1, 2023	$1,582	$149	$45	$6	$118	$521
Capitalization of acquisition costs	23	83	—	—	—	57
Amortization	(124)	(24)	(10)	(1)	(8)	(44)
Balance at December 31, 2023	$1,481	$208	$35	$5	$110	$534

(in millions)	Indexed Universal Life Insurance	Other Life Insurance	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Total, All Products
Balance at January 1, 2023	$236	$3	$2	$18	$79	$2,759
Capitalization of acquisition costs	4	—	4	1	4	176
Amortization	(17)	(1)	—	(2)	(8)	(239)
Balance at December 31, 2023	$223	$2	$6	$17	$75	$2,696

The following tables summarize the balances of and changes in DSIC:

(in millions)	Variable Annuities	Fixed Annuities	Total, All Products
Balance at January 1, 2024	$134	$12	$146
Amortization	(13)	(2)	(15)
Balance at December 31, 2024	$121	$10	$131
(in millions)	Variable Annuities	Fixed Annuities	Total, All Products
Balance at January 1, 2023	$149	$16	$165
Amortization	(15)	(4)	(19)
Balance at December 31, 2023	$134	$12	$146

RiverSource Life Insurance Company

9. REINSURANCE

The Company reinsures a portion of its insurance risks through reinsurance agreements with unaffiliated reinsurance companies. The Company reinsures 100% of its insurance risk associated with its life contingent payout annuity policies in force as of June 30, 2021 through a reinsurance agreement with Global Atlantic Financial Group’s subsidiary Commonwealth Annuity and Life Insurance Company. Policies issued on or after July 1, 2021 and policies issued by RiverSource Life of NY are not subject to this reinsurance agreement.

Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2001 (RiverSource Life of NY began in 2002) and new individual UL and VUL insurance policies beginning in 2002 (2003 for RiverSource Life of NY). Policies issued prior to these dates are not subject to these same reinsurance levels.

For IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability. Similarly, the Company reinsures 50% of the death benefit and morbidity liabilities related to its UL product with LTC benefits.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on UL and VUL policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 (2002 for RiverSource Life of NY) is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with unaffiliated insurance companies.

For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to subsidiaries of Genworth Financial, Inc. (“Genworth”) and retains the remaining risk. For RiverSource Life of NY, this reinsurance arrangement applies for 1996 and later issues only, which are about 90% of the total RiverSource Life of NY in force policies. Under these agreements, the Company has the right, but never the obligation, to recapture some, or all, of the risk ceded to Genworth.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in most states starting in 2007 (2010 for RiverSource Life of NY) and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold prior to 2007 (2010 for RiverSource Life of NY). The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

As of December 31, 2024 and 2023, traditional life and UL insurance policies in force were $198.1 billion and $198.8 billion, respectively, of which $143.5 billion and $144.7 billion as of December 31, 2024 and 2023 were reinsured at the respective year ends.

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in millions)	2024	2023	2022
Direct premiums	$696	$674	$530
Reinsurance ceded	(224)	(226)	(224)
Net premiums	$472	$448	$306

Policy and contract charges are presented on the Consolidated Statements of Income net of $188 million, $180 million and $165 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2024, 2023 and 2022, respectively.

The amount of claims recovered through reinsurance on all contracts was $466 million, $438 million and $435 million for the years ended December 31, 2024, 2023 and 2022, respectively.

Reinsurance recoverables include approximately $2.6 billion and $2.8 billion related to LTC risk ceded to Genworth as of December 31, 2024 and 2023, respectively.

Policyholder account balances, future policy benefits and claims include $351 million and $376 million related to previously assumed reinsurance arrangements as of December 31, 2024 and 2023, respectively.

RiverSource Life Insurance Company

10. POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS

Policyholder account balances, future policy benefits and claims consisted of the following:

(in millions)	December 31, 2024	December 31, 2023
Policyholder account balances
Policyholder account balances	$32,542	$27,947
Future policy benefits
Reserve for future policy benefits	7,418	7,763
Deferred profit liability	118	81
Additional liabilities for insurance guarantees	1,389	1,321
Other insurance and annuity liabilities	192	213
Total future policy benefits	9,117	9,378
Policy claims and other policyholders’ funds	204	210
Total policyholder account balances, future policy benefits and claims	$41,863	$37,535

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by the Company contain a GMDB. The Company previously offered contracts with GMAB, GMWB, and GMIB provisions. See Note 2 and Note 12 for information regarding the Company’s variable annuity guarantees. See Note 14 and Note 18 for additional information regarding the Company’s derivative instruments used to hedge risks related to these guarantees.

Structured Variable Annuities

Structured variable annuities provide contractholders the option to allocate a portion of their account value to an indexed account held in a non-insulated separate account with the contractholder’s rate of return, which may be positive or negative, tied to selected indices. The amount allocated by a contractholder to the indexed account creates an embedded derivative which is measured at fair value. The Company hedges the equity and interest rate risk related to the indexed account with freestanding derivative instruments.

Fixed Annuities

Fixed annuities include deferred, payout and fixed deferred indexed annuity contracts. In 2020, the Company discontinued sales of fixed deferred and fixed deferred indexed annuities.

Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

The Company’s fixed index annuity product is a fixed annuity that includes an indexed account. The rate of interest credited above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the specific index for the indexed account (subject to a cap). The amount allocated by a contractholder to the indexed account creates an embedded derivative which is measured at fair value.

See Note 18 for additional information regarding the Company’s derivative instruments used to hedge the risk related to indexed accounts.

Insurance Liabilities

UL policies accumulate cash value that increases by a fixed interest rate. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion of their account balance to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL is a UL policy that includes an indexed account. The rate of credited interest for funds allocated by a contractholder to the indexed account is linked to the performance of the specific index for the indexed account (subject to stated account parameters, which include a cap and floor, or a spread). The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account. The amount allocated by a contractholder to the indexed account creates an embedded derivative which is measured at fair value. The Company hedges the interest credited rate including equity and interest rate risk related to the indexed account with freestanding derivative instruments. See Note 18 for additional information regarding the Company’s derivative instruments used to hedge the risk related to IUL.

RiverSource Life Insurance Company

The Company also offers term life insurance as well as DI products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years.

Insurance liabilities include accumulation values, incurred but not reported claims, obligations for anticipated future claims, unpaid reported claims and claim adjustment expenses.

The balances of and changes in policyholder account balances were as follows:

(in millions, except percentages)	Variable Annuities	Structured Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Non-Life Contingent Payout Annuities
Balance at January 1, 2024	$4,173	$10,742	$5,982	$307	$444
Contract deposits	56	4,005	39	—	101
Policy charges	(14)	(3)	—	—	—
Surrenders and other benefits	(628)	(383)	(856)	(16)	(110)
Net transfer from (to) separate account liabilities	(32)	—	—	—	—
Variable account index-linked adjustments	—	1,968	—	—	—
Interest credited	125	1	204	14	12
Balance at December 31, 2024	$3,680	$16,330	$5,369	$305	$447
Weighted-average crediting rate	3.3%	1.9%	3.7%	2.0%	N/A
Cash surrender value(1)	$3,658	$15,467	$5,365	$279	N/A

(in millions, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2024	$1,474	$1,569	$2,755	$501	$27,947
Contract deposits	117	333	181	—	4,832
Policy charges	(173)	(93)	(124)	—	(407)
Surrenders and other benefits	(62)	(80)	(79)	(52)	(2,266)
Net transfer from (to) separate account liabilities	—	(145)	—	—	(177)
Variable account index-linked adjustments	—	—	—	—	1,968
Interest credited	49	63	161	16	645
Balance at December 31, 2024	$1,405	$1,647	$2,894	$465	$32,542
Weighted-average crediting rate	3.6%	3.9%	2.3%	4.0%
Net amount at risk	$8,312	$57,473	$13,593	$130
Cash surrender value(1)	$1,280	$1,092	$2,447	$298

(in millions, except percentages)	Variable Annuities	Structured Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Non-Life Contingent Payout Annuities
Balance at January 1, 2023	$4,752	$6,410	$6,799	$312	$471
Contract deposits	73	3,084	47	—	91
Policy charges	(10)	—	—	—	—
Surrenders and other benefits	(759)	(156)	(1,086)	(10)	(127)
Net transfer from (to) separate account liabilities	(25)	—	—	—	—
Variable account index-linked adjustments	—	1,403	—	—	—
Interest credited	142	1	222	5	9
Balance at December 31, 2023	$4,173	$10,742	$5,982	$307	$444
Weighted-average crediting rate	3.3%	1.8%	3.6%	2.0%	N/A
Cash surrender value(1)	$4,146	$10,129	$5,974	$278	N/A

RiverSource Life Insurance Company

(in millions, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2023	$1,544	$1,520	$2,654	$524	$24,986
Contract deposits	123	272	193	1	3,884
Policy charges	(176)	(94)	(121)	—	(401)
Surrenders and other benefits	(69)	(78)	(53)	(44)	(2,382)
Net transfer from (to) separate account liabilities	—	(107)	—	—	(132)
Variable account index-linked adjustments	—	—	—	—	1,403
Interest credited	52	56	82	20	589
Balance at December 31, 2023	$1,474	$1,569	$2,755	$501	$27,947
Weighted-average crediting rate	3.6%	3.9%	2.0%	4.0%
Net amount at risk	$8,740	$57,291	$14,407	$141
Cash surrender value(1)	$1,330	$1,065	$2,271	$326

(1)

Cash surrender value represents the amount of the contractholder’s account balances distributable at the balance sheet date less certain surrender charges. For variable annuities and VUL, the cash surrender value shown is the proportion of the total cash surrender value related to their fixed account liabilities.

Refer to Note 12 for the net amount at risk for market risk benefits associated with variable and structured variable annuities. Fixed, fixed indexed, and non-life contingent payout annuities do not have net amount at risk in excess of account value. Net amount at risk for insurance products is calculated as the death benefit amount in excess of applicable account values, host, embedded derivative, and separate account liabilities.

The following tables present the account values of fixed deferred annuities, fixed insurance, and the fixed portion of variable annuities and variable insurance contracts by range of guaranteed minimum interest rates (“GMIRs”) and the range of the difference between rates credited to policyholders and contractholders as of December 31, 2024 and 2023 and the respective guaranteed minimums, as well as the percentage of account values subject to rate reset in the time period indicated. Rates are reset at management’s discretion, subject to guaranteed minimums.

				December 31, 2024
				Account Values with Crediting Rates
(in millions, except percentages)	Range of Guaranteed Minimum Crediting Rates			At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Fixed accounts of variable annuities	1%	–	1.99%	$24	$95	$65	$17	$—	$201
	2%	–	2.99%	112	—	—	—	—	112
	3%	–	3.99%	1,894	7	—	1	—	1,902
	4%	–	5.00%	1,412	—	—	—	—	1,412
	Total			$3,442	$102	$65	$18	$—	$3,627
Fixed accounts of structured variable annuities	1%	–	1.99%	$2	$20	$9	$—	$—	$31
	2%	–	2.99%	13	—	—	—	—	13
	3%	–	3.99%	1	—	—	—	—	1
	4%	–	5.00%	—	—	—	—	—	—
	Total			$16	$20	$9	$—	$—	$45
Fixed annuities	1%	–	1.99%	$85	$237	$152	$89	$14	$577
	2%	–	2.99%	22	14	2	—	—	38
	3%	–	3.99%	2,410	—	—	—	—	2,410
	4%	–	5.00%	2,331	—	—	—	—	2,331
	Total			$4,848	$251	$154	$89	$14	$5,356
Non-indexed accounts of fixed indexed annuities	1%	–	1.99%	$—	$2	$5	$14	$—	$21
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—
	Total			$—	$2	$5	$14	$—	$21
Universal life insurance	1%	–	1.99%	$—	$—	$—	$—	$—	$—
	2%	–	2.99%	50	4	15	—	—	69
	3%	–	3.99%	821	—	4	6	—	831
	4%	–	5.00%	473	4	—	—	—	477
	Total			$1,344	$8	$19	$6	$—	$1,377

RiverSource Life Insurance Company

				December 31, 2024
				Account Values with Crediting Rates
(in millions, except percentages)	Range of Guaranteed Minimum Crediting Rates			At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Fixed accounts of variable universal life insurance	1%	–	1.99%	$—	$—	$4	$1	$41	$46
	2%	–	2.99%	7	14	—	1	12	34
	3%	–	3.99%	108	1	2	12	—	123
	4%	–	5.00%	564	21	—	—	—	585
	Total			$679	$36	$6	$14	$53	$788
Non-indexed accounts of indexed universal life insurance	1%	–	1.99%	$—	$—	$4	$2	$—	$6
	2%	–	2.99%	—	125	—	—	—	125
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—
	Total			$—	$125	$4	$2	$—	$131
Other life insurance	1%	–	1.99%	$—	$—	$—	$—	$—	$—
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	28	—	—	—	—	28
	4%	–	5.00%	268	—	—	—	—	268
	Total			$296	$—	$—	$—	$—	$296
Total	1%	–	1.99%	$111	$354	$239	$123	$55	$882
	2%	–	2.99%	204	157	17	1	12	391
	3%	–	3.99%	5,262	8	6	19	—	5,295
	4%	–	5.00%	5,048	25	—	—	—	5,073
	Total			$10,625	$544	$262	$143	$67	$11,641
Percentage of total account values that reset in:
Next 12 months				100.0%	100.0%	99.9%	100.0%	99.8%	100.0%
> 12 months to 24 months				—	—	—	—	—	—
> 24 months				—	—	0.1	—	0.2	—
Total				100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

				December 31, 2023
				Account Values with Crediting Rates
(in millions, except percentages)	Range of Guaranteed Minimum Crediting Rates			At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Fixed accounts of variable annuities	1%	–	1.99%	$43	$131	$52	$15	$2	$243
	2%	–	2.99%	137	1	—	—	—	138
	3%	–	3.99%	2,214	—	—	1	—	2,215
	4%	–	5.00%	1,514	—	—	—	—	1,514
	Total			$3,908	$132	$52	$16	$2	$4,110
Fixed accounts of structured variable annuities	1%	–	1.99%	$1	$18	$7	$2	$—	$28
	2%	–	2.99%	11	—	—	—	—	11
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—
	Total			$12	$18	$7	$2	$—	$39
Fixed annuities	1%	–	1.99%	$107	$377	$183	$93	$—	$760
	2%	–	2.99%	36	14	1	—	—	51
	3%	–	3.99%	2,816	1	—	—	—	2,817
	4%	–	5.00%	2,339	—	—	—	—	2,339
	Total			$5,298	$392	$184	$93	$—	$5,967

RiverSource Life Insurance Company

				December 31, 2023
				Account Values with Crediting Rates
(in millions, except percentages)	Range of Guaranteed Minimum Crediting Rates			At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Non-indexed accounts of fixed indexed annuities	1%	–	1.99%	$—	$2	$7	$13	$—	$22
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—
	Total			$—	$2	$7	$13	$—	$22
Universal life insurance	1%	–	1.99%	$—	$—	$—	$—	$—	$—
	2%	–	2.99%	51	3	9	—	—	63
	3%	–	3.99%	854	1	4	4	—	863
	4%	–	5.00%	518	1	—	—	—	519
	Total			$1,423	$5	$13	$4	$—	$1,445
Fixed accounts of variable universal life insurance	1%	–	1.99%	$—	$2	$4	$—	$24	$30
	2%	–	2.99%	13	12	—	1	8	34
	3%	–	3.99%	122	2	3	6	—	133
	4%	–	5.00%	607	6	—	—	—	613
	Total			$742	$22	$7	$7	$32	$810
Non-indexed accounts of indexed universal life insurance	1%	–	1.99%	$—	$—	$2	$—	$—	$2
	2%	–	2.99%	128	—	—	—	—	128
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—
	Total			$128	$—	$2	$—	$—	$130
Other life insurance	1%	–	1.99%	$—	$—	$—	$—	$—	$—
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	30	—	—	—	—	30
	4%	–	5.00%	295	—	—	—	—	295
	Total			$325	$—	$—	$—	$—	$325
Total	1%	–	1.99%	$151	$530	$255	$123	$26	$1,085
	2%	–	2.99%	376	30	10	1	8	425
	3%	–	3.99%	6,036	4	7	11	—	6,058
	4%	–	5.00%	5,273	7	—	—	—	5,280
	Total			$11,836	$571	$272	$135	$34	$12,848
Percentage of total account values that reset in:
Next 12 months				99.9%	99.5%	99.3%	100.0%	100.0%	99.9%
> 12 months to 24 months				0.1	0.5	0.6	—	—	0.1
> 24 months				—	—	0.1	—	—	—
	Total			100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

RiverSource Life Insurance Company

The following tables summarize the balances of and changes in the liability for future policy benefits:

(in millions, except percentages)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Long Term Care Insurance	Total, All Products
Present Value of Expected Net Premiums:
Balance at January 1, 2024	$—	$703	$104	$1,146	$1,953
Beginning balance at original discount rate	—	708	105	1,137	1,950
Effect of changes in cash flow assumptions	—	57	(39)	55	73
Effect of actual variances from expected experience	—	(16)	(13)	(26)	(55)
Adjusted beginning of year balance	$—	$749	$53	$1,166	$1,968
Issuances	201	63	9	—	273
Interest accrual	1	38	3	55	97
Net premiums collected	(202)	(76)	(6)	(149)	(433)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$—	$774	$59	$1,072	$1,905
Effect of changes in discount rate assumptions	—	(37)	(6)	(15)	(58)
Balance at December 31, 2024	$—	$737	$53	$1,057	$1,847
Present Value of Future Policy Benefits:
Balance at January 1, 2024	$1,164	$1,325	$661	$6,561	$9,711
Beginning balance at original discount rate	1,222	1,291	621	6,507	9,641
Effect of changes in cash flow assumptions	(24)	67	(61)	58	40
Effect of actual variances from expected experience	(8)	(16)	(25)	(48)	(97)
Adjusted beginning of year balance	$1,190	$1,342	$535	$6,517	$9,584
Issuances	201	63	9	—	273
Interest accrual	56	73	34	323	486
Benefit payments	(158)	(125)	(43)	(432)	(758)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$1,289	$1,353	$535	$6,408	$9,585
Effect of changes in discount rate assumptions	(85)	(31)	10	(221)	(327)
Balance at December 31, 2024	$1,204	$1,322	$545	$6,187	$9,258
Adjustment due to reserve flooring	$—	$7	$—	$—	$7
Net liability for future policy benefits	$1,204	$592	$492	$5,130	$7,418
Less: reinsurance recoverable	759	424	20	2,591	3,794
Net liability for future policy benefits, after reinsurance recoverable	$445	$168	$472	$2,539	$3,624
Discounted expected future gross premiums	$—	$1,672	$836	$1,247	$3,755
Expected future gross premiums	$—	$2,921	$1,196	$1,713	$5,830
Expected future benefit payments	$1,846	$2,286	$899	$10,522	$15,553
Weighted average interest accretion rate	4.5%	6.0%	6.3%	5.0%
Weighted average discount rate	5.4%	5.6%	5.6%	5.7%
Weighted average duration of liability (in years)	6	7	7	8

RiverSource Life Insurance Company

(in millions, except percentages)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Long Term Care Insurance	Total, All Products
Present Value of Expected Net Premiums:
Balance at January 1, 2023	$—	$686	$134	$1,207	$2,027
Beginning balance at original discount rate	—	708	137	1,220	2,065
Effect of changes in cash flow assumptions	—	(19)	(19)	19	(19)
Effect of actual variances from expected experience	—	(2)	(18)	(3)	(23)
Adjusted beginning of year balance	$—	$687	$100	$1,236	$2,023
Issuances	177	55	12	—	244
Interest accrual	1	36	5	59	101
Net premiums collected	(178)	(70)	(12)	(158)	(418)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$—	$708	$105	$1,137	$1,950
Effect of changes in discount rate assumptions	—	(5)	(1)	9	3
Balance at December 31, 2023	$—	$703	$104	$1,146	$1,953
Present Value of Future Policy Benefits:
Balance at January 1, 2023	$1,065	$1,319	$696	$6,439	$9,519
Beginning balance at original discount rate	1,155	1,313	669	6,569	9,706
Effect of changes in cash flow assumptions	—	(18)	(25)	9	(34)
Effect of actual variances from expected experience	(10)	(1)	(29)	5	(35)
Adjusted beginning of year balance	$1,145	$1,294	$615	$6,583	$9,637
Issuances	177	56	11	—	244
Interest accrual	50	73	37	329	489
Benefit payments	(150)	(132)	(42)	(405)	(729)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$1,222	$1,291	$621	$6,507	$9,641
Effect of changes in discount rate assumptions	(58)	34	40	54	70
Balance at December 31, 2023	$1,164	$1,325	$661	$6,561	$9,711
Adjustment due to reserve flooring	$—	$5	$—	$—	$5
Net liability for future policy benefits	$1,164	$627	$557	$5,415	$7,763
Less: reinsurance recoverable	880	440	22	2,738	4,080
Net liability for future policy benefits, after reinsurance recoverable	$284	$187	$535	$2,677	$3,683
Discounted expected future gross premiums	$—	$1,764	$904	$1,325	$3,993
Expected future gross premiums	$—	$2,938	$1,269	$1,786	$5,993
Expected future benefit payments	$1,726	$2,166	$1,068	$10,850	$15,810
Weighted average interest accretion rate	4.2%	6.2%	6.1%	5.0%
Weighted average discount rate	4.9%	5.1%	5.1%	5.1%
Weighted average duration of liability (in years)	7	7	8	8

Impacts of the annual review of policy benefit reserves assumptions are reflected within the effect of changes in cash flow assumptions in the disaggregated rollforwards above. The annual review of policy benefit reserves assumptions in the third quarter of 2024 resulted in a net decrease in future policy benefit reserves, primarily due to decreased disability income insurance claim incidence rates. The annual review of policy benefit reserves assumptions in the third quarter of 2023 resulted in a net decrease in future policy benefit reserves, primarily due to updates to LTC premium rate increase assumptions.

The balances of and changes in additional liabilities related to insurance guarantees were as follows:

(in millions, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2024	$1,225	$81	$15	$1,321
Interest accrual	37	6	1	44
Benefit accrual	133	8	3	144
Benefit payments	(69)	(13)	(5)	(87)
Effect of actual variances from expected experience	(2)	(1)	(1)	(4)
Impact of change in net unrealized (gains) losses on securities	(23)	(1)	(5)	(29)
Balance at December 31, 2024	$1,301	$80	$8	$1,389
Weighted average interest accretion rate	3.0%	7.0%	3.9%
Weighted average discount rate	3.2%	7.1%	4.0%
Weighted average duration of reserves (in years)	10	8	6

RiverSource Life Insurance Company

(in millions, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2023	$1,100	$74	$12	$1,186
Interest accrual	35	5	1	41
Benefit accrual	128	8	2	138
Benefit payments	(50)	(18)	(4)	(72)
Effect of actual variances from expected experience	(13)	11	(2)	(4)
Impact of change in net unrealized (gains) losses on securities	25	1	6	32
Balance at December 31, 2023	$1,225	$81	$15	$1,321
Weighted average interest accretion rate	3.0%	6.9%	4.0%
Weighted average discount rate	3.2%	7.1%	4.0%
Weighted average duration of reserves (in years)	10	8	6

The amount of revenue and interest recognized in the Statement of Income was as follows:

	Years Ended December 31,
	2024		2023
(in millions)	Gross Premiums	Interest Expense	Gross Premiums	Interest Expense
Life contingent payout annuities	$226	$55	$196	$49
Term and whole life insurance	172	35	169	37
Disability income insurance	119	31	124	32
Long term care insurance	179	268	185	270
Total	$696	$389	$674	$388

The following tables summarize the balances of and changes in unearned revenue:

(in millions)	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance	Total, All Products
Balance at January 1, 2024	$27	$196	$266	$489
Deferral of revenue	—	70	51	121
Amortization	(1)	(17)	(22)	(40)
Balance at December 31, 2024	$26	$249	$295	$570
Balance at January 1, 2023	$27	$150	$233	$410
Deferral of revenue	1	59	52	112
Amortization	(1)	(13)	(19)	(33)
Balance at December 31, 2023	$27	$196	$266	$489

11. SEPARATE ACCOUNT ASSETS AND LIABILITIES

The fair value of separate account assets is invested exclusively in mutual funds.

The balances of and changes in separate account liabilities were as follows:

(in millions)	Variable Annuities	Variable Universal Life	Total
Balance at January 1, 2024	$65,839	$8,795	$74,634
Premiums and deposits	933	500	1,433
Policy charges	(1,365)	(307)	(1,672)
Surrenders and other benefits	(6,990)	(412)	(7,402)
Investment return	7,293	1,199	8,492
Net transfer from (to) general account	27	64	91
Balance at December 31, 2024	$65,737	$9,839	$75,576
Cash surrender value	$64,411	$9,220	$73,631

RiverSource Life Insurance Company

(in millions)	Variable Annuities	Variable Universal Life	Total
Balance at January 1, 2023	$63,223	$7,653	$70,876
Premiums and deposits	835	459	1,294
Policy charges	(1,343)	(292)	(1,635)
Surrenders and other benefits	(5,378)	(317)	(5,695)
Investment return	8,477	1,250	9,727
Net transfer from (to) general account	25	42	67
Balance at December 31, 2023	$65,839	$8,795	$74,634
Cash surrender value	$64,280	$8,263	$72,543

12. MARKET RISK BENEFITS

Market risk benefits are contracts or contract features that both provide protection to the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. Most of the variable annuity contracts issued by the Company contain a GMDB provision. The Company previously offered contracts containing GMWB, GMAB, or GMIB provisions.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract.

The Company has the following primary GMDB provisions:

•	Return of premium – provides purchase payments minus adjusted partial surrenders.

•

Reset – provides that the value resets to the account value at specified contract anniversary intervals minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet – provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At contract issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue could obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Individual variable annuity contracts may have both a death benefit and a living benefit. Net amount at risk is quantified for each benefit and a composite net amount at risk is calculated using the greater of the death benefit or living benefit for each individual contract. The net amount at risk for GMDB and GMAB is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB is defined as the greater of the present value of the minimum guaranteed annuity payments less the current contract value or zero. The net amount at risk for GMWB is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero.

RiverSource Life Insurance Company

The following tables summarize the balances of and changes in market risk benefits:

	Years Ended December 31,
(in millions, except age)	2024	2023	2022
Balance at beginning of period	$335	$1,103	$2,901
Issuances	24	17	27
Interest accrual and time decay	(66)	(53)	(237)
Reserve increase from attributed fees collected	790	788	810
Reserve release for benefit payments and derecognition	(11)	(35)	(29)
Effect of changes in interest rates and bond markets	(1,078)	(367)	(4,193)
Effect of changes in equity markets and subaccount performance	(1,228)	(1,267)	2,258
Effect of changes in equity index volatility	59	(67)	205
Actual policyholder behavior different from expected behavior	71	5	17
Effect of changes in other future expected assumptions	106	128	(139)
Effect of changes in the instrument-specific credit risk on market risk benefits	79	83	(517)
Balance at end of period	$(919)	$335	$1,103
Reconciliation of the gross balances in an asset or liability position:
Asset position	$2,182	$1,427	$1,015
Liability position	(1,263)	(1,762)	(2,118)
Net asset (liability) position	$919	$(335)	$(1,103)
Guaranteed benefit amount in excess of current account balances (net amount at risk):
Death benefits	$462	$913	$2,781
Living benefits	$2,429	$2,513	$3,364
Composite (greater of)	$2,829	$3,308	$5,830
Weighted average attained age of contractholders	69	69	68
Changes in unrealized (gains) losses in net income relating to liabilities held at end of period	$(2,111)	$(1,551)	$(2,044)
Changes in unrealized (gains) losses in other comprehensive income (loss) relating to liabilities held at end of period	$85	$84	$(505)

The following tables provide a summary of the significant inputs and assumptions used in the fair value measurements developed by the Company or reasonably available to the Company of market risk benefits:

	December 31, 2024
	Fair Value	Valuation Technique	Significant Inputs and Assumptions	Range			Weighted Average
	(in millions)
Market risk benefits	$(919)	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0%	–	52.8%	11.9%
			Surrender rate(2)	0.4%	–	75.0%	3.3%
			Market volatility(3)	0.0%	–	24.6%	10.3%
			Nonperformance risk(4)	65 bps			65 bps
			Mortality rate(5)	0.0%	–	41.6%	1.7%

	December 31, 2023
	Fair Value	Valuation Technique	Significant Inputs and Assumptions	Range			Weighted Average
	(in millions)
Market risk benefits	$335	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0%	–	48.0%	11.6%
			Surrender rate(2)	0.3%	–	75.0%	3.7%
			Market volatility(3)	0.0%	–	25.2%	10.6%
			Nonperformance risk(4)	85 bps			85 bps
			Mortality rate(5)	0.0%	–	41.6%	1.6%

(1)

The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year. The weighted average utilization rate represents the average assumption, weighted based on the benefit base. The calculation excludes policies that have already started taking withdrawals.

(2)	The weighted average surrender rate represents the average assumption weighted based on the account value of each contract.
(3)

Market volatility represents the implied volatility of each contractholder’s mix of funds. The weighted average market volatility represents the average volatility across all contracts, weighted by the size of the guaranteed benefit.

(4)	The nonperformance risk is the spread added to the U.S. Treasury curve.
(5)	The weighted average mortality rate represents the average assumption weighted based on the account value of each contract.

RiverSource Life Insurance Company

Changes to Significant Inputs and Assumptions:

During the years ended December 31, 2024 and 2023, the Company updated inputs and assumptions based on management’s review of experience studies. These updates resulted in the following notable changes in the fair value estimates of market risk benefits calculations:

Year ended December 31, 2024

•	Updates to utilization of guaranteed withdrawal assumptions resulted in a decrease to pretax income of $15 million.

•	Updates to surrender assumptions resulted in a decrease to pretax income of $83 million.

Year ended December 31, 2023

•	Updates to utilization of guaranteed withdrawal assumptions resulted in a decrease to pretax income of $18 million.

•	Updates to surrender assumptions resulted in a decrease to pretax income of $110 million.

Refer to the rollforward of market risk benefits for the impacts of changes to interest rate, equity market, volatility and nonperformance risk assumptions.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in utilization and volatility used in the fair value measurement of market risk benefits in isolation would have resulted in a significantly higher (lower) liability value.

Significant increases (decreases) in nonperformance risk and surrender assumptions used in the fair value measurement of market risk benefits in isolation would have resulted in a significantly lower (higher) liability value.

Significant increases (decreases) in mortality assumptions used in the fair value measurement of the death benefit portion of market risk benefits in isolation would have resulted in a significantly higher (lower) liability value whereas significant increases (decreases) in mortality rates used in the fair value measurement of the life contingent portion of market risk benefits in isolation would have resulted in a significantly lower (higher) liability value.

Surrender assumptions, utilization assumptions and mortality assumptions vary with the type of base product, type of rider, duration of the policy, age of the contractholder, calendar year of the projection, previous withdrawal history, and the relationship between the value of the guaranteed benefit and the contract accumulation value.

Determination of Fair Value

The Company values market risk benefits using internal valuation models. These models include observable capital market assumptions and significant unobservable inputs related to implied volatility, contractholder behavior assumptions that include margins for risk, and the Company’s nonperformance risk. These measurements are classified as Level 3.

13. DEBT

Short-Term Borrowings

RiverSource Life Insurance Company is a member of the Federal Home Loan Bank (“FHLB”) of Des Moines which provides access to collateralized borrowings. The Company has accessed collateralized borrowings from the FHLB and has pledged (granted a lien on) certain investments as collateral, primarily commercial mortgage backed securities and residential mortgage backed securities, with an aggregate fair value of $964 million and $1.1 billion as of December 31, 2024 and 2023, respectively. The amount of the Company’s liability including accrued interest was $201 million as of both December 31, 2024 and 2023. The remaining maturity of outstanding FHLB advances was less than three months as of both December 31, 2024 and 2023. The weighted average annualized interest rate on the FHLB advances held as of December 31, 2024 and 2023 was 4.6% and 5.6%, respectively.

Lines of Credit

RiverSource Life Insurance Company, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under this line of credit may not exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate under the agreement is a Daily Simple Secured Overnight Financing Rate plus 0.1% (“Adjusted Daily Simple SOFR”) plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of both December 31, 2024 and 2023.

RiverSource Life of NY, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under this line of credit may not exceed the lesser of $25 million or 3% of RiverSource Life of NY’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate under the agreement is an Adjusted Daily Simple SOFR plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. The credit agreement is amended to extend the maturity on an annual basis with Ameriprise Financial, subject to the New York Department of Financial Services’ non-disapproval. There were no amounts outstanding on this line of credit as of both December 31, 2024 and 2023.

RiverSource Life Insurance Company

RTA, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender not to exceed $100 million. The interest rate under the agreement is an Adjusted Daily Simple SOFR plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of both December 31, 2024 and 2023.

Long-Term Debt

The Company has a $500 million unsecured 3.5% surplus note due December 31, 2050 to Ameriprise Financial. The surplus note is subordinate in right of payment to the prior payment in full of the Company’s obligations to policyholders, claimants and beneficiaries and all other creditors. No payment of principal or interest shall be made without the prior approval of the Minnesota Department of Commerce and such payments shall be made only from RiverSource Life Insurance Company’s statutory surplus. Interest payments, which commenced on June 30, 2021, are due semiannually in arrears on June 30 and December 31. Subject to the preceding conditions, the Company may prepay all or a portion of the principal at any time. The outstanding balance was $500 million as of both December 31, 2024 and 2023 and is recorded in Long-term debt.

14. FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety.

The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RiverSource Life Insurance Company

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis (See Note 5 for the balances of assets and liabilities for consolidated investment entities):

	December 31, 2024
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$12,721	$572	$13,293
Residential mortgage backed securities	—	4,039	—	4,039
Commercial mortgage backed securities	—	2,100	—	2,100
State and municipal obligations	—	636	—	636
Asset backed securities	—	1,302	881	2,183
Foreign government bonds and obligations	—	7	—	7
U.S. government and agency obligations	1	—	—	1
Total Available-for-Sale securities	1	20,805	1,453	22,259
Cash equivalents	1,215	1,227	—	2,442
Market risk benefits	—	—	2,182	2,182	(1)
Receivables:
Fixed deferred indexed annuity ceded embedded derivatives	—	—	55	55
Other assets:
Interest rate derivative contracts	—	179	—	179
Equity derivative contracts	114	8,829	—	8,943
Foreign exchange derivative contracts	2	40	—	42
Credit derivative contracts	—	59	—	59
Total other assets	116	9,107	—	9,223
Separate account assets at net asset value (“NAV”)				75,576	(2)
Total assets at fair value	$1,332	$31,139	$3,690	$111,737

Liabilities
Policyholder account balances, future policy benefits and claims:
Fixed deferred indexed annuity embedded derivatives	$—	$—	$53	$53
IUL embedded derivatives	—	—	1,002	1,002
Structured variable annuity embedded derivatives	—	—	2,461	2,461
Total policyholder account balances, future policy benefits and claims	—	—	3,516	3,516	(3)
Market risk benefits	—	—	1,263	1,263	(1)
Other liabilities:
Interest rate derivative contracts	1	323	—	324
Equity derivative contracts	172	5,159	—	5,331
Foreign exchange derivative contracts	—	7	—	7
Total other liabilities	173	5,489	—	5,662
Total liabilities at fair value	$173	$5,489	$4,779	$10,441

RiverSource Life Insurance Company

	December 31, 2023
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$10,283	$452	$10,735
Residential mortgage backed securities	—	3,642	—	3,642
Commercial mortgage backed securities	—	2,597	—	2,597
State and municipal obligations	—	758	—	758
Asset backed securities	—	976	555	1,531
Foreign government bonds and obligations	—	12	—	12
U.S. government and agency obligations	99	—	—	99
Total Available-for-Sale securities	99	18,268	1,007	19,374
Cash equivalents	558	2,012	—	2,570
Market risk benefits	—	—	1,427	1,427	(1)
Receivables:
Fixed deferred indexed annuity ceded embedded derivatives	—	—	51	51
Other assets:
Interest rate derivative contracts	1	184	—	185
Equity derivative contracts	65	4,945	—	5,010
Foreign exchange derivative contracts	1	20	—	21
Credit derivative contracts	—	1	—	1
Total other assets	67	5,150	—	5,217
Separate account assets at NAV				74,634	(2)
Total assets at fair value	$724	$25,430	$2,485	$103,273

Liabilities
Policyholder account balances, future policy benefits and claims:
Fixed deferred indexed annuity embedded derivatives	$—	$3	$49	$52
IUL embedded derivatives	—	—	873	873
Structured variable annuity embedded derivatives	—	—	1,011	1,011
Total policyholder account balances, future policy benefits and claims	—	3	1,933	1,936	(3)
Market risk benefits	—	—	1,762	1,762	(1)
Other liabilities:
Interest rate derivative contracts	1	304	—	305
Equity derivative contracts	95	3,355	—	3,450
Foreign exchange derivative contracts	1	3	—	4
Credit derivative contracts	—	106	—	106
Total other liabilities	97	3,768	—	3,865
Total liabilities at fair value	$97	$3,771	$3,695	$7,563

(1)

See Note 12 for additional information related to market risk benefits, including the balances of and changes in market risk benefits as well as the significant inputs and assumptions used in the fair value measurements of market risk benefits.

(2)

Amounts are comprised of financial instruments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy.

(3)	The Company’s adjustment for nonperformance risk resulted in a $211 million and $195 million cumulative decrease to the embedded derivatives as of December 31, 2024 and 2023, respectively.

RiverSource Life Insurance Company

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities					Receivables
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Asset Backed Securities	Total		Fixed Deferred Indexed Annuity Ceded Embedded Derivatives
Balance at January 1, 2024	$452	$—	$555	$1,007		$51
Total gains (losses) included in:
Net income	1	—	—	1	(1)	8
Other comprehensive income (loss)	1	—	15	16		—
Purchases	227	64	334	625		—
Settlements	(109)	(1)	—	(110)		(4)
Transfers out of Level 3	—	(63)	(23)	(86)		—
Balance at December 31, 2024	$572	$—	$881	$1,453		$55
Changes in unrealized gains (losses) in net income relating to assets held at December 31, 2024	$1	$—	$—	$1	(1)	$—
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets held at December 31, 2024	$(2)	$—	$15	$13		$—

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	Fixed Deferred Indexed Annuity Embedded Derivatives		IUL Embedded Derivatives		Structured Variable Annuity Embedded Derivatives		Total
Balance at January 1, 2024	$49		$873		$1,011		$1,933
Total (gains) losses included in:
Net income	8	(2)	255	(2)	1,670	(3)	1,933
Issues	—		23		114		137
Settlements	(4)		(149)		(334)		(487)
Balance at December 31, 2024	$53		$1,002		$2,461		$3,516
Changes in unrealized (gains) losses in net income relating to liabilities held at December 31, 2024	$—		$255	(2)	$1,670	(3)	$1,925

	Available-for-Sale Securities				Receivables
(in millions)	Corporate Debt Securities	Asset Backed Securities	Total		Fixed Deferred Indexed Annuity Ceded Embedded Derivatives
Balance at January 1, 2023	$395	$545	$940		$48
Total gains (losses) included in:
Net income	—	—	—	(1)	6
Other comprehensive income (loss)	12	10	22		—
Purchases	110	—	110		—
Settlements	(65)	—	(65)		(3)
Balance at December 31, 2023	$452	$555	$1,007		$51
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets held at December 31, 2023	$11	$10	$21		$—

RiverSource Life Insurance Company

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	Fixed Deferred Indexed Annuity Embedded Derivatives		IUL Embedded Derivatives		Structured Variable Annuity Embedded Derivatives		Total
Balance at January 1, 2023	$44		$739		$(137	)(4)	$646
Total (gains) losses included in:
Net income	8	(2)	198	(2)	1,166	(3)	1,372
Issues	—		59		104		163
Settlements	(3)		(123)		(122)		(248)
Balance at December 31, 2023	$49		$873		$1,011		$1,933
Changes in unrealized (gains) losses in net income relating to liabilities held at December 31, 2023	$—		$198	(2)	$1,166	(3)	$1,364

	Available-for-Sale Securities					Receivables
(in millions)	Corporate Debt Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total		Fixed Deferred Indexed Annuity Ceded Embedded Derivatives
Balance at January 1, 2022	$496	$—	$291	$787		$59
Total gains (losses) included in:
Net income	(1)	—	—	(1	)(1)	(8)
Other comprehensive income (loss)	(44)	—	(25)	(69)		—
Purchases	29	30	564	623		—
Settlements	(85)	—	(285)	(370)		(3)
Transfers out of Level 3	—	(30)	—	(30)		—
Balance at December 31, 2022	$395	$—	$545	$940		$48
Changes in unrealized gains (losses) in net income relating to assets held at December 31, 2022	$(1)	$—	$—	$(1	)(1)	$—
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets held at December 31, 2022	$(42)	$—	$(21)	$(63)		$—

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	Fixed Deferred Indexed Annuity Embedded Derivatives		IUL Embedded Derivatives		Structured Variable Annuity Embedded Derivatives		Total
Balance at January 1, 2022	$56		$905		$406		$1,367
Total (gains) losses included in:
Net income	(9	)(2)	(105	)(2)	(633	)(3)	(747)
Issues	—		51		90		141
Settlements	(3)		(112)		—		(115)
Balance at December 31, 2022	$44		$739		$(137	)(4)	$646
Changes in unrealized (gains) losses in net income relating to liabilities held at December 31, 2022	$—		$(105	)(2)	$(633	)(3)	$(738)

(1)	Included in Net investment income.
(2)	Included in Interest credited to fixed accounts.
(3)	Included in Benefits, claims, losses and settlement expenses.
(4)	The fair value of the structured variable annuity embedded derivatives was a net asset as of January 1, 2023 and December 31, 2022 and the amounts are presented as contra liabilities.

The increase to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $14 million, $51 million and $45 million, net of the reinsurance accrual, for the years ended December 31, 2024, 2023 and 2022, respectively.

RiverSource Life Insurance Company

Securities transferred from Level 3 primarily represent securities with fair values that are now obtained from a third-party pricing service with observable inputs or fair values that were included in an observable transaction with a market participant. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote.

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2024
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$572	Discounted cash flow	Yield/spread to U.S. Treasuries(1)	0.8%	–	1.7%	1.2%
Asset backed securities	$881	Discounted cash flow	Annual default rate(2)	2.2%	–	4.4%	3.6%
			Loss severity	25.0%			25.0%
			Constant prepayment rate(2)	0.0%	–	1.0%	0.4%
			Yield/spread to U.S. Treasuries(3)	190 bps	–	360 bps	205 bps
Fixed deferred indexed annuity ceded embedded derivatives	$55	Discounted cash flow	Surrender rate(4)	0.0%	–	89.1%	10.6%
Fixed deferred indexed annuity embedded derivatives	$53	Discounted cash flow	Surrender rate(4)	0.0%	–	89.1%	10.6%
			Nonperformance risk(5)	65 bps			65 bps
IUL embedded derivatives	$1,002	Discounted cash flow	Nonperformance risk(5)	65 bps			65 bps
Structured variable annuity embedded derivatives	$2,461	Discounted cash flow	Surrender rate(4)	0.5%	–	75.0%	1.7%
			Nonperformance risk(5)	65 bps			65 bps

	December 31, 2023
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$451	Discounted cash flow	Yield/spread to U.S. Treasuries(1)	1.0%	–	2.4%	1.2%
Asset backed securities	$555	Discounted cash flow	Annual default rate(2)	3.1%			3.1%
			Loss severity	25.0%			25.0%
			Yield/spread to U.S. Treasuries(3)	275 bps	–	515 bps	284 bps
Fixed deferred indexed annuity ceded embedded derivatives	$51	Discounted cash flow	Surrender rate(4)	0.0%	–	66.8%	1.4%
Fixed deferred indexed annuity embedded derivatives	$49	Discounted cash flow	Surrender rate(4)	0.0%	–	66.8%	1.4%
			Nonperformance risk(5)	85 bps			85 bps
IUL embedded derivatives	$873	Discounted cash flow	Nonperformance risk(5)	85 bps			85 bps
Structured variable annuity embedded derivatives	$1,011	Discounted cash flow	Surrender rate(4)	0.5%	–	75.0%	2.6%
			Nonperformance risk(5)	85 bps			85 bps

(1)

The weighted average for the yield/spread to U.S. Treasuries for corporate debt securities (private placements) is weighted based on the security’s market value as a percentage of the aggregate market value of the securities.

(2)	The weighted average for both the annual default rate and the constant prepayment rate for asset backed securities are weighted based on the balances of each security.
(3)

The weighted average for the yield/spread to U.S. Treasuries for asset backed securities is calculated as the sum of each tranche’s balance multiplied by its spread to U.S. Treasuries divided by the aggregate balances of the tranches.

(4)	The weighted average surrender rate represents the average assumption weighted based on the account value of each contract.
(5)	The nonperformance risk is the spread added to the U.S. Treasury curve.

Level 3

measurements not included in the tables above are obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company or fair values estimated based on a transaction near the balance sheet date.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities and asset backed securities in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in the annual default rate, loss severity, and constant prepayment rate used in the fair value measurement of Level 3 asset backed securities in isolation, generally, would have resulted in a significantly lower (higher) fair value measurement and significant increases (decreases) in loss severity in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in the surrender assumption used in the fair value measurement of the fixed deferred indexed annuity ceded embedded derivatives in isolation would have resulted in a significantly lower (higher) fair value measurement.

RiverSource Life Insurance Company

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk and surrender assumption used in the fair value measurements of the fixed deferred indexed annuity embedded derivatives and structured variable annuity embedded derivatives in isolation would have resulted in a significantly lower (higher) liability value.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques.

Level 1	securities primarily include U.S. Treasuries.

Level 2

securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. The fair value of securities included in an observable transaction with a market participant are also considered Level 2 when the market is not active.

Level 3

securities primarily include certain corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities with fair value typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. The fair value of affiliated asset backed securities is determined using a discounted cash flow model. Inputs used to determine the expected cash flows include assumptions about discount rates and default, prepayment and recovery rates of the underlying assets. Given the significance of the unobservable inputs to this fair value measurement, the fair value of the investment in the affiliated asset backed securities is classified as Level 3.

Management is responsible for the fair values recorded on the financial statements. Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Cash Equivalents

Cash equivalents include time deposits and other highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less. Actively traded money market funds are measured at their NAV and classified as Level 1. U.S. Treasuries are also classified as Level 1. The Company’s remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Receivables

The Company reinsured its fixed deferred indexed annuity products which have an indexed account that is accounted for as an embedded derivative. The Company uses discounted cash flow models to determine the fair value of these ceded embedded derivatives. The fair value of fixed deferred indexed annuity ceded embedded derivatives includes significant observable interest rates, volatilities and equity index levels and significant unobservable surrender rates. Given the significance of the unobservable surrender rates, these embedded derivatives are classified as Level 3.

RiverSource Life Insurance Company

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial as of both December 31, 2024 and 2023. See Note 17 and Note 18 for further information on the credit risk of derivative instruments and related collateral.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV is used as a practical expedient for fair value and represents the exit price for the separate account. Separate account assets are excluded from classification in the fair value hierarchy.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

There is no active market for the transfer of the Company’s embedded derivatives attributable to the provisions of fixed deferred indexed annuity, structured variable annuity and IUL products.

The Company uses a discounted cash flow model to determine the fair value of the embedded derivatives associated with the provisions of its equity index annuity product. The projected cash flows generated by this model are based on significant observable inputs related to interest rates, volatilities and equity index levels and, therefore, are classified as Level 2.

The Company uses discounted cash flow models to determine the fair value of the embedded derivatives associated with the provisions of its fixed deferred indexed annuity, structured variable annuity and IUL products. The structured variable annuity product is a limited flexible purchase payment annuity that offers 45 different indexed account options providing equity market exposure and a fixed account. Each indexed account includes a protection option (a buffer or a floor). If the index has a negative return, contractholder losses will be reduced by a buffer or limited to a floor. The portion allocated to an indexed account is accounted for as an embedded derivative. The fair value of fixed deferred indexed annuity, structured variable annuity and IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and significant unobservable surrender rates and the estimate of the Company’s nonperformance risk. Given the significance of the unobservable surrender rates and the nonperformance risk assumption, the fixed deferred indexed annuity, structured variable annuity and IUL embedded derivatives are classified as Level 3.

The embedded derivatives attributable to these provisions are recorded in Policyholder account balances, future policy benefits and claims.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial as of both December 31, 2024 and 2023. See Note 17 and Note 18 for further information on the credit risk of derivative instruments and related collateral.

Fair Value on a Nonrecurring Basis

The Company assesses its investment in affordable housing partnerships for impairment. The investments that are determined to be impaired are written down to their fair value. The Company uses a discounted cash flow model to measure the fair value of these investments. Inputs to the discounted cash flow model are estimates of future net operating losses and tax credits available to the Company and discount rates based on market condition and the financial strength of the syndicator (general partner). The balance of affordable housing partnerships measured at fair value on a nonrecurring basis was $27 million and $41 million as of December 31, 2024 and 2023, respectively, and is classified as Level 3 in the fair value hierarchy.

RiverSource Life Insurance Company

Assets and Liabilities Not Reported at Fair Value

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value:

	December 31, 2024
	Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$1,797	$—	$—	$1,675	$1,675
Policy loans	982	—	982	—	982
Other investments	55	—	36	19	55
Receivables	5,834	—	—	4,795	4,795
Financial Liabilities
Policyholder account balances, future policy benefits and claims	$20,097	$—	$—	$16,826	$16,826
Short-term borrowings	201	—	201	—	201
Long-term debt	500	—	312	—	312
Other liabilities	5	—	—	4	4
Separate account liabilities — investment contracts	364	—	364	—	364

	December 31, 2023
	Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$1,725	$—	$—	$1,599	$1,599
Policy loans	912	—	912	—	912
Other investments	76	—	54	22	76
Receivables	6,514	—	—	5,566	5,566
Financial Liabilities
Policyholder account balances, future policy benefits and claims	$16,641	$—	$—	$14,243	$14,243
Short-term borrowings	201	—	201	—	201
Long-term debt	500	—	339	—	339
Other liabilities	5	—	—	5	5
Separate account liabilities — investment contracts	332	—	332	—	332

Other investments include syndicated loans and the Company’s membership in the FHLB. Receivables include deposit receivables. See Note 7 for additional information on mortgage loans, policy loans, syndicated loans and deposit receivables.

Policyholder account balances, future policy benefits and claims include fixed annuities in deferral status, non-life contingent fixed annuities in payout status, indexed and structured variable annuity host contracts, and the fixed portion of a small number of variable annuity contracts classified as investment contracts. See Note 10 for additional information on these liabilities. Short- term borrowings include FHLB borrowings. Long-term debt includes the surplus note with Ameriprise Financial. See Note 13 for further information on short-term borrowings and long-term debt. Other liabilities include future funding commitments to affordable housing partnerships and other real estate partnerships. Separate account liabilities are related to certain annuity products that are classified as investment contracts.

15. RELATED PARTY TRANSACTIONS

Revenues

See Note 4 for information about revenues from contracts with customers earned by the Company from related party transactions with affiliates.

The Company is the lessor of one real estate property which it leases to Ameriprise Financial under an operating lease that expires November 30, 2029. The Company earned $5 million in rental income for each of the years ended December 31, 2024, 2023 and 2022, which is reflected in Other revenues. The Company expects to earn $5 million in each year of the next four annual periods and $4 million in the period ending November 30, 2029.

Expenses

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $352 million, $338 million and $320 million for the years ended December 31, 2024, 2023 and 2022, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

RiverSource Life Insurance Company

Income Taxes

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The net amount due from Ameriprise Financial for federal income taxes was $277 million and $269 million as of December 31, 2024 and 2023, respectively, which is reflected in Other assets.

Investments

In June of 2024, the Company invested $310 million in AA, A and BBB rated asset backed securities issued by Ameriprise Installment Financing, LLC. The asset backed securities are collateralized by a portfolio of loans issued to advisors affiliated with AFS, an affiliated broker dealer. As of December 31, 2024, the fair value of these asset backed securities was $312 million. The fair value of these asset backed securities is reported in Investments: Available-for-Sale Fixed maturities, at fair value. Interest income from these asset backed securities was $10 million for the year ending December 31, 2024 and is reported in Net investment income.

In September of 2022, the Company redeemed the outstanding AA and A rated securities issued by Ameriprise Advisor Financing, LLC (“AAF”) at par and invested $564 million in new AA, A and BBB rated asset backed securities issued by AAF 2. As of December 31, 2024 and 2023, the fair value of these asset backed securities was $567 million and $554 million, respectively. The fair value of these asset backed securities is reported in Investments: Available-for-Sale Fixed maturities, at fair value. Interest income from these asset backed securities was $34 million, $34 million and $17 million for the years ended December 31, 2024, 2023 and 2022, respectively, and is reported in Net investment income.

Lines of Credit

RiverSource Life Insurance Company, as the lender, has a revolving credit agreement with Ameriprise Financial as the borrower. This line of credit is not to exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets as of the prior year end. The interest rate under the agreement is an Adjusted Daily Simple SOFR plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. In the event of default, an additional 1% interest will accrue during such period of default. There were no amounts outstanding on this revolving credit agreement as of both December 31, 2024 and 2023. See Note 13 for information about additional lines of credit with an affiliate.

Long-Term Debt

See Note 13 for information about a surplus note to an affiliate.

Dividends, Return of Capital, or Distributions

Cash dividends and return of capital or distributions paid and received by RiverSource Life Insurance Company were as follows:

	Years Ended December 31,
(in millions)	2024	2023	2022
Dividends paid to Ameriprise Financial	$600	$600	$600
Dividend received from RiverSource Life of NY	50	50	63
Return of capital received from RTA	40	75	80

For dividends and other distributions from the life insurance companies, advance notification was provided to state insurance regulators prior to payments. See Note 16 for additional information.

16. REGULATORY REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The more significant differences from GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, classifying surplus notes as a component of statutory surplus rather than debt, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

RiverSource Life Insurance Company

State insurance statutes contain limitations as to the amount of dividends and other distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, payments in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce (“MN DOC”), RiverSource Life Insurance Company’s primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company’s statutory unassigned deficit was $736 million and $582 million as of December 31, 2024 and 2023, respectively.

In addition, dividends or distributions whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceed the greater of the previous year’s statutory net gain from operations or 10% of the previous year- end statutory capital and surplus are referred to as “extraordinary dividends.” Extraordinary dividends also require advance notice to the MN DOC, and are subject to potential disapproval. Statutory capital and surplus was $2.7 billion and $3.1 billion as of December 31, 2024 and 2023, respectively.

Statutory net gain from operations and net income for RiverSource Life Insurance Company are summarized as follows:

	Years Ended December 31,
(in millions)	2024	2023	2022
Statutory net gain from operations	$1,097	$1,331	$1,615
Statutory net income (loss)	(91)	845	1,769

Government debt securities of $4 million as of both December 31, 2024 and 2023 were on deposit with various states as required by law.

17. OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Consolidated Balance Sheets. The Company’s derivative instruments are subject to master netting and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Consolidated Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2024
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$9,111	$—	$9,111	$(5,555)	$(1,550)	$(1,970)	$36
OTC cleared	10	—	10	(10)	—	—	—
Exchange-traded	102	—	102	(17)	—	—	85
Total	$9,223	$—	$9,223	$(5,582)	$(1,550)	$(1,970)	$121

	December 31, 2023
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$5,170	$—	$5,170	$(3,694)	$(1,101)	$(357)	$18
OTC cleared	9	—	9	(9)	—	—	—
Exchange-traded	38	—	38	(18)	—	—	20
Total	$5,217	$—	$5,217	$(3,721)	$(1,101)	$(357)	$38

(1)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

RiverSource Life Insurance Company

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2024
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$5,622	$—	$5,622	$(5,555)	$—	$(67)	$—
OTC cleared	18	—	18	(10)	—	—	8
Exchange-traded	22	—	22	(17)	—	—	5
Total	$5,662	$—	$5,662	$(5,582)	$—	$(67)	$13

	December 31, 2023
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$3,812	$—	$3,812	$(3,694)	$(34)	$(78)	$6
OTC cleared	35	—	35	(9)	—	—	26
Exchange-traded	18	—	18	(18)	—	—	—
Total	$3,865	$—	$3,865	$(3,721)	$(34)	$(78)	$32

(1)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

In the tables above, the amount of assets or liabilities presented are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, it may be required to post additional collateral.

Freestanding derivative instruments are reflected in Other assets and Other liabilities. Cash collateral pledged by the Company is reflected in Other assets and cash collateral accepted by the Company is reflected in Other liabilities. See Note 18 for additional disclosures related to the Company’s derivative instruments and Note 5 for information related to derivatives held by consolidated investment entities.

18. DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

Certain of the Company’s freestanding derivative instruments are subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Consolidated Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 17 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

RiverSource Life Insurance Company

Generally, the Company uses derivatives as economic hedges and accounting hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2024			December 31, 2023
		Gross Fair Value			Gross Fair Value
(in millions)	Notional	Assets(1)	Liabilities(2)	Notional	Assets(1)	Liabilities(2)
Derivatives not designated as hedging instruments
Interest rate contracts	$39,082	$179	$324	$42,516	$185	$305
Equity contracts	108,205	8,943	5,331	81,905	5,010	3,450
Credit contracts	2,914	59	—	3,375	1	106
Foreign exchange contracts	2,938	42	7	2,952	21	4
Total non-designated hedges	153,139	9,223	5,662	130,748	5,217	3,865
Embedded derivatives
IUL	N/A	—	1,002	N/A	—	873
Fixed deferred indexed annuities and deposit receivables	N/A	55	53	N/A	51	52
Structured variable annuities (3)	N/A	—	2,461	N/A	—	1,011
Total embedded derivatives	N/A	55	3,516	N/A	51	1,936
Total derivatives	$153,139	$9,278	$9,178	$130,748	$5,268	$5,801

N/A Not applicable.

(1)	The fair value of freestanding derivative assets is included in Other assets and the fair value of ceded embedded derivative assets related to deposit receivables is included in Receivables.
(2)

The fair value of freestanding derivative liabilities is included in Other liabilities. The fair value of IUL, fixed deferred indexed annuity and structured variable annuity embedded derivatives is included in Policyholder account balances, future policy benefits and claims.

(3)

The fair value of the structured variable annuity embedded derivatives as of December 31, 2024 included $2.5 billion of individual contracts in a liability position and $3 million of individual contracts in an asset position. The fair value of the structured variable annuity embedded derivatives as of December 31, 2023 included $1.0 billion of individual contracts in a liability position and $15 million of individual contracts in an asset position.

See Note 14 for additional information regarding the Company’s fair value measurement of derivative instruments.

As of both December 31, 2024 and 2023, investment securities with a fair value of $1.5 billion were pledged to meet contractual obligations under derivative contracts, of which $84 million and $145 million, respectively, may be sold, pledged or rehypothecated by the counterparty. As of December 31, 2024 and 2023, investment securities with a fair value of $2.2 billion and $376 million, respectively, were received as collateral to meet contractual obligations under derivative contracts, of which $2.0 billion and $314 million, respectively, may be sold, pledged or rehypothecated by the Company. As of both December 31, 2024 and 2023, the Company had sold, pledged, or rehypothecated none of these securities. In addition, as of both December 31, 2024 and 2023, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Consolidated Balance Sheets.

The following table presents a summary of the impact of derivatives not designated as hedging instruments, including embedded derivatives, on the Consolidated Statements of Income:

(in millions)	Benefits, Claims, Losses and Settlement Expenses	Interest Credited to Fixed Accounts	Change in Fair Value of Market Risk Benefits
Year Ended December 31, 2024
Interest rate contracts	$(10)	$—	$(1,128)
Equity contracts	1,419	71	(1,021)
Credit contracts	—	—	124
Foreign exchange contracts	—	—	64
IUL embedded derivatives	—	(106)	—
Fixed deferred indexed annuity and deposit receivables embedded derivatives	—	16	—
Structured variable annuity embedded derivatives	(1,670)	—	—
Total gain (loss)	$(261)	$(19)	$(1,961)

RiverSource Life Insurance Company

(in millions)	Benefits, Claims, Losses and Settlement Expenses	Interest Credited to Fixed Accounts	Change in Fair Value of Market Risk Benefits
Year Ended December 31, 2023
Interest rate contracts	$(5)	$—	$(422)
Equity contracts	770	79	(1,239)
Credit contracts	—	—	7
Foreign exchange contracts	—	—	5
IUL embedded derivatives	—	(75)	—
Fixed deferred indexed annuity and deposit receivables embedded derivatives	—	(3)	—
Structured variable annuity embedded derivatives	(1,166)	—	—
Total gain (loss)	$(401)	$1	$(1,649)
Year Ended December 31, 2022
Interest rate contracts	$(26)	$—	$(2,874)
Equity contracts	(164)	(126)	899
Credit contracts	—	—	279
Foreign exchange contracts	—	—	105
IUL embedded derivatives	—	217	—
Fixed deferred indexed annuity and deposit receivables embedded derivatives	—	4	—
Structured variable annuity embedded derivatives	633	—	—
Total gain (loss)	$443	$95	$(1,591)

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options as of December 31, 2024:

(in millions)	Premiums Payable	Premiums Receivable
2025	$119	$20
2026	246	88
2027	19	—
2028	29	—
2029	135	—
2030-2031	234	—
Total	$782	$108

Actual timing and payment amounts may differ due to future settlements, modifications or exercises of the contracts prior to the full premium being paid or received.

Structured variable annuity and IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to structured variable annuity and IUL products will positively or negatively impact earnings over the life of these products. The equity components of structured variable annuity and IUL product obligations are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of these products, the Company enters into interest rate swaps, index options and futures contracts.

As discussed in Note 12, the Company issues variable annuity contracts that provide protection to contractholders from other- than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. The Company economically hedges its obligations under these market risk benefits using options, swaptions, swaps and futures.

RiverSource Life Insurance Company

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting and collateral arrangements whenever practical. See Note 17 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of the Company’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. As of December 31, 2024 and 2023, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $67 million and $62 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2024 and 2023 was $67 million and $55 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position as of both December 31, 2024 and 2023 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been nil and $7 million as of December 31, 2024 and 2023, respectively.

19. SHAREHOLDER’S EQUITY

The following tables present the amounts related to each component of OCI:

	Year Ended December 31, 2024
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$(383)	$82	$(301)
Reclassification of net (gains) losses on securities included in net income(2)	11	(2)	9
Impact of benefit reserves and reinsurance recoverables	20	(4)	16
Net unrealized gains (losses) on securities	(352)	76	(276)
Effect of changes in discount rate assumptions on certain long-duration contracts	194	(41)	153
Effect of changes in instrument-specific credit risk on market risk benefits (“MRBs”)	(79)	17	(62)
Total other comprehensive income (loss)	$(237)	$52	$(185)

	Year Ended December 31, 2023
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$652	$(144)	$508
Reclassification of net (gains) losses on securities included in net income(2)	27	(7)	20
Impact of benefit reserves and reinsurance recoverables	(24)	5	(19)
Net unrealized gains (losses) on securities	655	(146)	509
Effect of changes in discount rate assumptions on certain long-duration contracts	(69)	15	(54)
Effect of changes in instrument-specific credit risk on MRBs	(83)	18	(65)
Total other comprehensive income (loss)	$503	$(113)	$390

RiverSource Life Insurance Company

	Year Ended December 31, 2022
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities: Net unrealized gains (losses) on securities arising during the period(1)	$(2,784)	$595	$(2,189)
Reclassification of net (gains) losses on securities included in net income(2)	88	(19)	69
Impact of benefit reserves and reinsurance recoverables	103	(18)	85
Net unrealized gains (losses) on securities	(2,593)	558	(2,035)
Effect of changes in discount rate assumptions on certain long-duration contracts	1,095	(234)	861
Effect of changes in instrument-specific credit risk on MRBs	517	(110)	407
Total other comprehensive income (loss)	$(981)	$214	$(767)

(1)	Includes impairments on Available-for-Sale securities related to factors other than credit that were recognized in OCI during the period.
(2)	Reclassification amounts are recorded in Net realized investment gains (losses).

Other comprehensive income (loss) related to net unrealized gains (losses) on securities includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents the changes in the balances of each component of AOCI, net of tax:

(in millions)	Net Unrealized Gains (Losses) on Securities	Effect of Changes in Discount Rate Assumptions	Effect of Changes in Instrument- Specific Credit Risk on MRBs	Other	Total
Balance at January 1, 2022	$1,044	$(933)	$(427)	$(1)	$(317)
OCI before reclassifications	(2,104)	861	407	—	(836)
Amounts reclassified from AOCI	69	—	—	—	69
Total OCI	(2,035)	861	407	—	(767)
Balance at December 31, 2022	(991)	(72)	(20)	(1)	(1,084)
OCI before reclassifications	489	(54)	(65)	—	370
Amounts reclassified from AOCI	20	—	—	—	20
Total OCI	509	(54)	(65)	—	390
Balance at December 31, 2023	(482)	(126)	(85)	(1)	(694)
OCI before reclassifications	(285)	153	(62)	—	(194)
Amounts reclassified from AOCI	9	—	—	—	9
Total OCI	(276)	153	(62)	—	(185)
Balance at December 31, 2024	$(758)	$27	$(147)	$(1)	$(879)

20. INCOME TAXES

The components of income tax provision (benefit) were as follows:

	Years Ended December 31,
(in millions)	2024	2023	2022
Current income tax
Federal	$(297)	$(112)	$57
State	(4)	2	(2)
Total current income tax	(301)	(110)	55
Deferred income tax
Federal	402	98	150
State	2	2	4
Total deferred income tax	404	100	154
Total income tax provision (benefit)	$103	$(10)	$209

RiverSource Life Insurance Company

The principal reasons that the aggregate income tax provision (benefit) is different from that computed by using the U.S. statutory rate of 21% were as follows:

	Years Ended December 31,
	2024	2023	2022
Tax at U.S. statutory rate	21.0%	21.0%	21.0%
Changes in taxes resulting from:
Dividends received deduction	(3.4)	(8.2)	(2.3)
Low income housing tax credits	(2.7)	(8.0)	(2.9)
Foreign tax credit, net of addback	(2.2)	(7.0)	(1.7)
Audit adjustments	(1.0)	(3.4)	—
Unrecognized tax benefits	—	1.6	—
Other, net	(0.5)	1.5	(0.3)
Income tax provision (benefit)	11.2%	(2.5)%	13.8%

The increase in the Company’s effective tax rate for the year ended December 31, 2024 compared to 2023 is primarily due to higher pretax income in the current year and the related impact on tax preferred items, a decrease in foreign tax credits, net of addback, and a decrease in low income housing tax credits, partially offset by a decrease in unrecognized tax benefits and a decrease in state income taxes, net of federal benefit, which is included in Other, net.

The decrease in the Company’s effective tax rate for the year ended December 31, 2023 compared to 2022 is primarily due to lower pretax income.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. Deferred income tax assets and liabilities are measured at the statutory rate of 21% as of both December 31, 2024 and 2023. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within Other assets or Other liabilities, were as follows:

	December 31,
(in millions)	2024	2023
Deferred income tax assets
Insurance and annuity benefits including corresponding hedges	$801	$1,244
Investments including net unrealized on Available-for-Sale securities	177	118
Net operating loss	35	28
Other	4	2
Gross deferred income tax assets	1,017	1,392
Less: valuation allowance	32	30
Total deferred income tax assets	985	1,362
Deferred income tax liabilities
Deferred acquisition costs	355	380
Other	57	56
Gross deferred income tax liabilities	412	436
Net deferred income tax assets	$573	$926

Included in the Company’s deferred income tax assets are tax benefits related to state net operating losses of $35 million, net of federal benefit, which will expire beginning December 31, 2025. Based on analysis of the Company’s tax position as of December 31, 2024, management believes it is more likely than not that the Company will not realize certain state net operating losses of $30 million and state deferred tax assets of $2 million, both net of federal benefit; therefore, a valuation allowance of

$32 million has been established.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in millions)	2024	2023	2022
Balance at January 1	$27	$37	$37
Reductions for tax positions related to the current year	(3)	(3)	(1)
Additions for tax positions of prior years	—	65	1
Reductions for tax positions of prior years	—	(71)	—
Reductions due to lapse of statutes of limitations	(2)	(1)	—
Balance at December 31	$22	$27	$37

RiverSource Life Insurance Company

If recognized, approximately $17 million, $19 million and $20 million, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2024, 2023 and 2022, respectively, would affect the effective tax rate.

It is reasonably possible that the total amount of unrecognized tax benefits will change in the next 12 months. The Company estimates that the total amount of gross unrecognized tax benefits may decrease by approximately $1 million in the next 12 months primarily due to state statutes of limitations expirations.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $2 million, $8 million and nil in interest and penalties for the years ended December 31, 2024, 2023 and 2022, respectively. As of December 31, 2024 and 2023, the Company had a payable of $13 million and $11 million, respectively, related to accrued interest and penalties.

The Company files income tax returns as part of its inclusion in the consolidated federal income tax return of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. The Internal Revenue Service (“IRS”) is currently auditing Ameriprise Financial’s U.S. income tax returns for 2019 and 2020. The state income tax returns of Ameriprise Financial or its subsidiaries, including the Company, are currently under examination by various jurisdictions for years ranging from 2017 through 2023.

21. COMMITMENTS AND CONTINGENCIES

Commitments

The following table presents the Company’s funding commitments as of December 31:

(in millions)	2024	2023
Commercial mortgage loans	$58	$15

Contingencies

The Company and its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions, concerning matters arising in connection with the conduct of its activities. These include proceedings specific to the Company as well as proceedings generally applicable to business practices in the industries in which it operates. The Company can also be subject to legal proceedings arising out of its general business activities, such as its investments, contracts and employment relationships. Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

As with other insurance companies, the level of regulatory activity concerning the Company’s businesses remains elevated. From time to time, the Company and its affiliates, including AFS and RiverSource Distributors, Inc. receive requests for information from, and/or are subject to examination or claims by various state, federal and other domestic authorities. The Company and its affiliates typically have numerous pending matters, that include information requests, exams, or disputes regarding their business activities and practices and other subjects, including from time to time: sales and distribution of, and disclosure practices related to, various products, including the Company’s insurance and annuity products; supervision of associated persons, including AFS financial advisors and RiverSource Distributors, Inc.’s wholesalers; administration of insurance and annuity claims; security of client information; and transaction monitoring systems and controls. The Company and its affiliates are cooperating with the applicable regulators.

These pending matters are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. The Company cannot predict with certainty if, how, or when any such proceedings will be initiated or resolved. Matters frequently need to be more developed before a potential loss or range of loss can be reasonably estimated for any matter. An adverse outcome in any matter could result in an adverse judgment, a settlement, fine, penalty, or other sanction, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the Company’s consolidated financial condition, results of operations, or liquidity.

In accordance with applicable accounting standards, the Company establishes an accrued liability for contingent litigation and regulatory matters when those matters present loss contingencies that are both probable and can be reasonably estimated. The Company discloses the nature of the contingency when management believes there is at least a reasonable possibility that the outcome may be material to the Company’s consolidated financial statements and, where feasible, an estimate of the possible loss. In such cases, there still may be an exposure to loss in excess of any amounts reasonably estimated and accrued. When a loss contingency is not both probable and reasonably estimable, the Company does not establish an accrued liability, but continues to monitor, in conjunction with any outside counsel handling a matter, further developments that would make such loss contingency both probable and reasonably estimable. Once the Company establishes an accrued liability with respect to a loss contingency, the Company continues to monitor the matter for further developments that could affect the amount of the accrued liability that has been previously established, and any appropriate adjustments are made each quarter.

RiverSource Life Insurance Company

Guaranty Fund Assessments

RiverSource Life Insurance Company and RiverSource Life of NY are required by law to be a member of the guaranty fund association in every state where they are licensed to do business. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund associations. The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset. As of December 31, 2024 and 2023, the estimated liability was $11 million and $34 million, respectively. As of December 31, 2024 and 2023, the related premium tax asset was $9 million and $29 million, respectively. The expected period over which guaranty fund assessments will be made and the related tax credits recovered is not known.

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SAI9010_12_D02_(09/25)

PART B.
The combined Statement of Additional Information and Financial Statement for RiverSource Variable Account F dated September 22, 2025 filed electronically as Part B to Post-Effective Amendment No. 25 to Registration Statement No. 333-230376 is incorporated by reference.
PART C – OTHER INFORMATION
Item 27. Exhibits
(a)	(i)
Resolution of the Board of Directors of IDS Life Insurance Company establishing the IDS Life Variable Account 10 dated
August 23, 1995, filed electronically as Exhibit 1 to Registrant’s Initial Registration Statement No. 33-62407 is incorporated herein by reference.

(ii)
Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for IDS Life Insurance Company, adopted
December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is
incorporated by reference.

(b)		Not applicable.
(c)
Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life
Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource Variable
Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable
Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

(d)	(i)
Form of Deferred Annuity Contract for RAVA 5 Access and data pages filed electronically as Exhibit 4.38 to Registrant's
Post-Effective Amendment No. 61 to Registration Statement No. 333-79311 is incorporated herein by reference.

(ii)
Form of Annuity Endorsement – Inherited Nonqualified Stretch (Form 115909) filed electronically as Exhibit 4.2 to
Registrant’s initial Registration Statement File No.333-237302 is incorporated by reference.

(iii)
Form of TSA Endorsement (form 31049), filed electronically as Exhibit 4.7 to Pre-Effective Amendment No. 1 to
Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

(iv)
Form of TSA Endorsement (form 131068), filed electronically as Exhibit 4.17 to Post-Effective Amendment No. 21 to
Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

(v)
Copy of Company name change endorsement (form 131115) for RiverSource Life Insurance Company, filed electronically as Exhibit 4.32 to Registrant's Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 filed on or about
Jan. 2, 2007, is incorporated by reference.

(vi)
Form of Guarantee Period Accounts Endorsement (form 411272) filed electronically as Exhibit 4.56 to RiverSource Variable
Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

(vii)
Form of Maximum Anniversary Value Death Benefit Rider (form 411278) filed electronically as Exhibit 4.57 to
Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

(viii)
Form of 5-Year Maximum Anniversary Value Death Benefit Rider filed electronically as Exhibit 4.41 to Registrant's
Post-Effective Amendment No. 61 to Registration Statement No. 333-79311 is incorporated herein by reference.

(ix)
Form of Enhanced Death Benefit Rider (form 411280) filed electronically as Exhibit 4.60 to RiverSource Variable Account’s
Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

(x)
Form of Return of Purchase Payment Death Benefit Rider (form 411277) filed electronically as Exhibit 4.61 to RiverSource
Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

(xi)
Form of Benefit Protector(SM) Death Benefit Rider (form 411281) filed electronically as Exhibit 4.62 to RiverSource
Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

(e)
Form of Variable Annuity Application (form 31063), filed electronically as Exhibit 5 to Pre-Effective Amendment No. 1 to
Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

(f)	(i)	Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.
(ii)
Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is
incorporated by reference.

(iii)
Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to
Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

(g)		Not applicable.
(h)	(i)
Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance
Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein
Investments, Inc. filed electronically as Exhibit 27(h) (20) to Post-Effective Amendment No. 28 to Registration Statement
No. 333-69777 is incorporated herein by reference.

(ii)
Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life
Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life
Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century
Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration
Statement No. 333-44644 is incorporated herein by reference.

(iii)
Fund Participation Agreement dated May 1, 2006 among American Enterprise Life Insurance Company, IDS Life Insurance
Company, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management
Distributors, Inc. filed electronically as Exhibit 27(h) (22) to Post-Effective Amendment No. 28 to Registration Statement
No. 333-69777 is incorporated herein by reference.

(iv)
Amended and Restated Fund Participation Agreement dated January 1, 2007, among Variable Insurance Products Funds,
Fidelity Distributors Corporation and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to
RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement
No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

(v)
Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust,
Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance
Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc.
(formerly American Express Financial Advisors Inc.), dated August 1, 2005 filed electronically as Exhibit 8.7 to Registrant’s
Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

(vi)
Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American
Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and Janus
Aspen Series filed electronically as Exhibit 27(h)(12) to Post-Effective Amendment No. 28 to Registration Statement
No. 333-69777 is incorporated herein by reference.

(vii)
Participation Agreement Among MFS Variable Insurance Trust, American Enterprise Life Insurance Company, IDS Life
Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006, filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

(viii)
Fund Participation Agreement dated March 2, 2006, by and between Neuberger Berman Advisers Management Trust,
Neuberger Berman Management, Inc. and IDS Life Insurance Company filed electronically as Exhibit 8.17 to Post-Effective
Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(ix)
Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds,
Oppenheimer Funds, Inc. and RiverSource Life Insurance Company filed electronically as Exhibit 8.4 to RiverSource
Variable Annuity Account Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24,
2008 is incorporated by reference herein.

(x)
Participation Agreement dated March 1, 2006, among IDS Life Insurance Company, PIMCO Variable Insurance Trust and
Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.19 to Post-Effective Amendment No. 41 to
Registration Statement No. 333-79311 is incorporated herein by reference.

(xi)
Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life
Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.23 to Post-Effective
Amendment No. 42 to Registration Statement No. 333-79311 is incorporated herein by reference.

(xii)
Fund Participation Agreement dated April 2, 2007, RiverSource Life Insurance Company, Wanger Advisors Trust, Columbia
Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.11 to
RiverSource Variable Annuity Account Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or
about April 24, 2008 is incorporated by reference herein.

(xiii)
Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Company and Wells
Fargo Funds Distributors, LLC dated Jan. 1, 2007, filed electronically as Exhibit 8.29 to Post-Effective Amendment No. 42
to Registration Statement No. 333-79311 is incorporated by reference.

(xiv)
Fund Participation Agreement dated April 26, 2012 by and among RiverSource Life Insurance Company, BlackRock
Variable Series Funds, Inc. and BlackRock Investments filed electronically as Exhibit 8.3 to RiverSource Variable Account
10’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179398 is incorporated herein by reference.

(xv)
Fund Participation Agreement dated April 26, 2012 by and among RiverSource Life Insurance Company, RiverSource
Distributors, Inc., DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds DWS Investment
Distributors, Inc. and Deutsche Investment Management Americas Inc. filed electronically as Exhibit 8.5 to RiverSource
Variable Account 10’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179398 is incorporated herein by reference.

(xvi)
Fund Participation Agreement dated April 30, 2013, by and among ALPS Variable Investment Trust, ALPS Portfolio
Solutions Distributor, Inc., and RiverSource Life Insurance Company filed electronically as Exhibit 8.16 to Registrant’s
Post-Effective Amendment No. 4 to Registration Statement No. 333-179398, filed on or about April 22, 2013 is incorporated herein by reference.

(xvii)
Fund Participation Agreement dated April 29, 2013, by and among Van Eck VIP Trust, Van Eck Securities Corporation, and
RiverSource Life Insurance Company filed electronically as Exhibit 8.17 to Registrant’s Post-Effective Amendment No. 4 to
Registration Statement No. 333-179398, filed on or about April 22, 2013 is incorporated herein by reference.

(xviii)
Fund Participation Agreement dated April 29, 2013, by and among Ivy Funds Variable Insurance Portfolios, Waddell &
Reed, Inc., and RiverSource Life Insurance Company filed electronically as Exhibit 8.18 to Registrant’s Post-Effective
Amendment No. 4 to Registration Statement No. 333-179398, filed on or about April 22, 2013 is incorporated herein by reference.

(xix)
Amended and Restated Participation Agreement dated June 9, 2006, by and among American Enterprise Life Insurance
Company, IDS Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27(h)(24) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is
incorporated herein by reference.

(xx)
Fund Participation Agreement dated Jan. 1, 2007, by and among RiverSource Life Insurance Company, RiverSource
Distributors, Inc. and Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as
Exhibit 8.15 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference

(xxi)
Amended and Restated Participation Agreement by and among IDS Life Insurance Company, American Enterprise Life
Insurance Company, Ameriprise Financial Services, Inc., Lazard Asset Management Securities LLC, and Lazard Retirement
Series, Inc., dated Oct. 16, 2006, filed electronically as Exhibit 8.14 to Post-Effective Amendment No. 42 to Registration
Statement No. 333-79311 is incorporated by reference.

(xxii)
Amended and Restated Participation Agreement dated September 1, 2006, by and among IDS Life Insurance Company,
Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Variable Series Fund, Inc.), Legg Mason
Partners Variable Portfolios II, Inc. (formerly Greenwich Street Series Fund, formerly Smith Barney Series Fund, formerly
Smith Barney Shearson Series Fund, formerly Shearson Series Fund), Legg Mason Partners Variable Portfolios III, Inc.
(formerly Travelers Series Fund Inc., formerly Smith Barney Travelers Series Fund Inc.) and Legg Mason Investor Services,
LLC filed electronically as Exhibit 8.15 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is
incorporated herein by reference.

(xxiii)
Amended and Restated Participation Agreement dated May 1, 2006, among The Universal Institutional Funds, Inc., Morgan
Stanley Investment Management Inc., Morgan Stanley Distribution, Inc., American Enterprise Life Insurance Company and
IDS Life Insurance Company filed electronically as Exhibit 8.24 to Post-Effective Amendment No. 41 to Registration
Statement No. 333-79311 is incorporated herein by reference..

(xxiv)
Participation Agreement between IDS Life Insurance Company and INVESCO Variable Investment Funds, Inc, and
INVESCO Distributors, Inc., dated August 13, 2001 filed electronically as Exhibit 8.9 to Post-Effective Amendment No. 10
to Registration Statement No. 333-79311 is incorporated herein by reference..

(i)		Not Applicable.
(j)		Not Applicable.
(k)		Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.
(l)		Consent of Independent Registered Public Accounting Firm is filed electronically herewith.
(m)		None
(n)		Not applicable.
(o)		Not applicable.
(p)		Power of Attorney to sign Amendment to this Registration Statement, dated Sept. 08, 2025, is filed electronically herewith.

Item 28. Directors and Officers of the Depositor The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:
Name	Principal Business Address*	Position and Offices With Depositor
Gumer C. Alvero		Chairman of the Board and President
Michael J. Pelzel		Senior Vice President – Corporate Tax
Kevin L Kehn		Director, Senior Vice President and Chief Actuary
Shweta Jhanji		Senior Vice President and Treasurer
Gene R. Tannuzzo		Director
Kara D Sherman		Director, Senior Vice President – National Sales Manager - Insurance
Stephen R. Wolfrath		Director, Senior Vice President – Insurance and Annuities Product Development and Management
Brian E. Hartert		Director, Chief Financial Officer
Paula J. Minella		Secretary
Gregg L. Ewing		Vice President and Controller
*
The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.
Item 29. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The following is the list of subsidiaries of Ameriprise Financial, Inc:
SUBSIDIARIES AND AFFILIATES OF AMERIPRISE FINANCIAL, INC.
Parent Company /Subsidiary Name	Jurisdiction
Ameriprise Financial, Inc.*	Delaware
Ameriprise Advisor Capital, LLC	Delaware
Ameriprise Advisor Financing 2, LLC	Delaware
Ameriprise Asset Management Holdings Singapore (Pte.) Ltd.	Singapore
Threadneedle Portfolio Services Hong Kong Limited	Hong Kong
Columbia Threadneedle Investments Japan Co., Ltd.	Japan
Columbia Threadneedle Malaysia Sdn Bhd.	Malaysia
Threadneedle Investments Singapore (Pte.) Ltd.	Singapore
Ameriprise Bank, FSB	Federal
Ameriprise Capital Trust I	Delaware
Ameriprise Capital Trust II	Delaware
Ameriprise Capital Trust III	Delaware
Ameriprise Capital Trust IV	Delaware
Ameriprise Captive Insurance Company	Vermont
Ameriprise Certificate Company	Delaware
Investors Syndicate Development Corporation	Nevada
Ameriprise Holdings, Inc.	Delaware
Ameriprise Installment Financing, LLC	Delaware
Ameriprise India LLP[1]	India
Ameriprise India Partner, LLC	Delaware
Ameriprise Trust Company	Minnesota

Parent Company /Subsidiary Name	Jurisdiction
AMPF Holding, LLC	Michigan
American Enterprise Investment Services Inc.[2]	Minnesota
Ameriprise Financial Services, LLC[2]	Delaware
AMPF Property Corporation	Michigan
Investment Professionals, Inc.[2]	Texas
Columbia Management Investment Advisers, LLC	Minnesota
Advisory Capital Strategies Group Inc.	Minnesota
Columbia Wanger Asset Management, LLC	Delaware
Emerging Global Advisors, LLC	Delaware
GA Legacy, LLC	Delaware
J. & W. Seligman & Co. Incorporated	Delaware
Columbia Management Investment Distributors, Inc.[2]	Delaware
Seligman Partners, LLC[3]	Delaware
Lionstone BBP GP, LLC	Delaware
Lionstone BBP Limited Partner, LLC	Delaware
Lionstone CREAD Partners Two, LLC	Delaware
Lionstone CREAD GP, LLC	Delaware
Lionstone LORE Two, LLC	Delaware
Lionstone Partners, LLC	Texas
Cash Flow Asset Management GP, LLC	Texas
Cash Flow Asset Management, L.P.[4]	Texas
Lionstone Advisory Services, LLC	Texas
Lionstone CFRE II Real Estate Advisory, LLC	Delaware
Lionstone Development Services, LLC	Texas
LPL 1111 Broadway GP, LLC	Texas
LPL 1111 Broadway, L.P.[5]	Texas
Lionstone Raleigh Development Partners GP, LLC	Delaware
Lionstone RDP Channel House Investors, L.P.	Delaware
Lionstone RDP PCS Phase I Investors, L.P.	Delaware
Lionstone RDP Platform Investors, L.P.	Delaware
Lionstone RDP Tower V Investors GP, LLC	Delaware
Lionstone RDP St. Albans Investors GP, LLC	Delaware
Lionstone RDP Co-Investment Fund I GP, LLC	Delaware
Lionstone VA Five, LLC	Delaware
RiverSource CDO Seed Investments, LLC	Minnesota
Columbia Management Investment Services Corp.	Minnesota
Columbia Threadneedle Investments UK International Limited	England & Wales

Parent Company /Subsidiary Name	Jurisdiction
Columbia Threadneedle (Europe) Limited	England & Wales
Columbia Threadneedle AM (Holdings) Limited	Scotland
Astraeus III GP LLP
Astraeus III FP LP
Columbia Threadneedle Capital (Group) Limited	Cayman Islands
Columbia Threadneedle Capital (Holdings) Limited	Cayman Islands
Columbia Threadneedle Capital (UK) Limited	England & Wales
Columbia Threadneedle Multi-Manager LLP	England & Wales
Thames River Capital LLP	England & Wales
Columbia Threadneedle Group (Holdings) Limited	England & Wales
Columbia Threadneedle Group (Management) Limited	England & Wales
Columbia Threadneedle Holdings Limited	England & Wales
Columbia Threadneedle Management Limited	England & Wales
FCEM Holdings (UK) Limited	England & Wales
Columbia Threadneedle Netherlands B.V.	Netherlands
F&C Alternative Investments (Holdings) Limited	England & Wales
Columbia Threadneedle Treasury Limited	England & Wales
WAM Holdings Ltd	England & Wales
Columbia Threadneedle Fund Management Limited	England & Wales
Columbia Threadneedle Managers Limited	England & Wales
Columbia Threadneedle (Services) Limited	Scotland
Columbia Threadneedle Management (Swiss) GmbH‡	Switzerland
Columbia Threadneedle Investment Business Limited	Scotland
Columbia Threadneedle PE Co-Investment GP LLP	Scotland
FCIT PE FP LP6	Scotland
Columbia Threadneedle PE Co-Investment FP LP6	Scotland
Columbia Threadneedle Real Estate Partners LLP[7]	England & Wales

Parent Company /Subsidiary Name	Jurisdiction
CT UK Residential Real Estate FCP-RAIF (Associate)	England & Wales
REIT Asset Management Limited	England & Wales
Columbia Threadneedle Real Estate Partners S.à.r.l.	Luxembourg
CT Real Estate Partners GmbH & Co. KG, München	Germany
CT Real Estate Partners Verwaltungsgesellschaft mbH, München (General Partner)	Germany
Columbia Threadneedle Real Estate Partners Asset Management Limited	England & Wales
Columbia Threadneedle REP Property Management Limited	England & Wales
Castle Mount Impact Partners GP LLP
Castle Mount Impact Partners FP LP
F&C Aurora (GP) Limited	Scotland
LPE II (Founding Partner) LP	Scotland
The Aurora Fund (Founder Partner) LP6	Scotland
F&C Climate Opportunity Partners (GP) Limited	Scotland
F&C Climate Opportunity Partners (GP) LP	Scotland
F&C Climate Opportunity Partners (Founder Partner) LP6	Scotland
F&C Equity Partners Holdings Limited	England & Wales
F&C European Capital Partners (Founder Partner) LP6	Scotland
F&C European Capital Partners II (GP) Limited	Scotland
F&C European Capital Partners II (Founder Partner) LP6	Scotland
F&C European Capital Partners II (GP) LP	Scotland
F&C Group ESOP Trustee Limited	Scotland
F&C Investment Manager Limited	England & Wales
FP Asset Management Holdings Limited	England & Wales
Columbia Threadneedle Asset Managers Limited	England & Wales
Ivory & Sime Limited	Scotland
Columbia Threadneedle (EM) Investments Limited	England & Wales
Pyrford International Limited	England & Wales
RiverSource Distributors, Inc.[2]	Delaware
RiverSource Life Insurance Company	Minnesota
Columbia Cent CLO Advisers, LLC	Delaware
RiverSource Life Insurance Co. of New York	New York
RiverSource NY REO, LLC	New York

Parent Company /Subsidiary Name	Jurisdiction
RiverSource REO 1, LLC	Minnesota
RiverSource Tax Advantaged Investments, Inc.	Delaware
AEXP Affordable Housing Portfolio, LLC[8]	Delaware
TAM UK International Holdings Limited	England & Wales
Columbia Threadneedle Investments (ME) Limited	Dubai
CTM Holdings Limited	Malta
TAM Investment Limited	England & Wales
Threadneedle Asset Management Oversight Limited	England & Wales
Ameriprise International Holdings GmbH	Switzerland
Threadneedle EMEA Holdings 1, LLC	Minnesota, USA
Threadneedle Holdings Limited	England & Wales
TAM UK Holdings Limited	England & Wales
Threadneedle Asset Management Holdings Limited**	England & Wales
Columbia Threadneedle Foundation	England & Wales
TC Financing Limited	England & Wales
Threadneedle Asset Management Limited	England & Wales
Threadneedle Investment Services Limited	England & Wales
Threadneedle Asset Management (Nominees) Limited	England & Wales
Sackville TIPP Property (GP) Limited	England & Wales
Threadneedle Asset Management Finance Limited	England & Wales
TMS Investment Limited	Jersey
Threadneedle International Limited	England & Wales
Threadneedle Investments (Channel Islands) Limited	Jersey
Threadneedle Investments Limited	England & Wales
Threadneedle Management Services Limited	England & Wales
Threadneedle Pension Trustees Limited	England & Wales

Parent Company /Subsidiary Name	Jurisdiction
Threadneedle Navigator ISA Manager Limited	England & Wales
Threadneedle Pensions Limited	England & Wales
Threadneedle Portfolio Services AG	Switzerland
Threadneedle Portfolio Services Limited	England & Wales
Threadneedle Property Investments Limited	England & Wales
Sackville (CTESIF) 2&3 GP Sàrl	Luxembourg
Sackville LCW (GP) Limited	England & Wales
Sackville LCW Sub LP 1 (GP) Limited	England & Wales
Sackville LCW Nominee 1 Limited	England & Wales
Sackville LCW Nominee 2 Limited	England & Wales
Sackville LCW Sub LP 2 (GP) Limited	England & Wales
Sackville LCW Nominee 3 Limited	England & Wales
Sackville LCW Nominee 4 Limited	England & Wales
Sackville Property Atlantic (Jersey GP) Limited	Jersey
Sackville Property Curtis (Jersey GP) Limited	Jersey
Sackville Property Farnborough (Jersey GP) Limited	Jersey
Sackville Property Hayes (Jersey GP) Limited	Jersey
Sackville UKPEC6 Hayes Nominee 1 Limited	Jersey
Sackville UKPEC6 Hayes Nominee 2 Limited	Jersey
Sackville TSP Property (GP) Limited	England & Wales
Sackville UK Property Select II (GP) Limited	England & Wales
Sackville UK Property Select II (GP) No. 3 Limited	England & Wales
Sackville UK Property Select II Nominee (3) Limited	England & Wales
Sackville UK Property Select III (GP) No. 1 Limited	England & Wales
Sackville UK Property Select III Nominee (1) Limited	England & Wales
Sackville UK Property Select III Nominee (2) Limited	England & Wales

Parent Company /Subsidiary Name	Jurisdiction
Sackville UK Property Select III (GP) No. 2 Limited	England & Wales
Sackville UK Property Select III Nominee (3) Ltd	England & Wales
Sackville UK Property Select III Nominee (4) Ltd	England & Wales
Sackville UK Property Select III (GP) No. 3 Limited	England & Wales
Sackville UK Property Select III Nominee (5) Ltd	England & Wales
Sackville UK Property Select III Nominee (6) Ltd	England & Wales
Sackville UK Property Select III (GP) S.à r.l.	Luxembourg
Sackville UK Property Select IV (GP) S.à.r.l.	Luxembourg
Sackville UK Property Select IV (GP) No. 1 Limited	England
Sackville UK Property Select IV Nominee (1) Limited	England
Sackville UK Property Select IV Nominee (2) Limited	England
Sackville UK Property Select IV Nominee (7) Limited	England
Sackville UK Property Select IV Nominee (8) Limited	England
Sackville UK Property Select IV (GP) No. 2 Limited	England
Sackville UK Property Select IV Nominee (3) Limited	England
Sackville UK Property Select IV Nominee (4) Limited	England
Sackville UK Property Select IV (GP) No. 3 Limited	England
Sackville UK Property Select IV Nominee (5) Limited	England
Sackville UK Property Select IV Nominee (6) Limited	England
Sackville UKPEC1 Leeds (GP) Limited	England & Wales
Threadneedle Property Execution 1 Limited	England & Wales
Threadneedle Property Execution 2 Limited	England & Wales
Threadneedle UK Property Select IV Feeder SA SICAV-RAIF	Luxembourg
Threadneedle Management Luxembourg S.A.	Luxembourg

Unless otherwise indicated all ownership interests are 100%
*
Publicly-traded company (NYSE: AMP)
**
The company has non-voting shares held by third parties
†
Regulated by Luxembourg Authority
‡
FINMA Authorized Representative office of BMO Asset Management Ltd.
1
Owned by: Ameriprise Financial, Inc. 100% profit sharing ratio with capital contribution of 124,078,760 INR (Indian currency=rupees) & 10 INR owned each by Columbia Management Investment Advisers, LLC & Ameriprise India Partner, LLC
2
Registered broker-dealer
3
Managed by members of onshore hedge fund feeders
4
Owned by: Lionstone Partners, LLC (99%) & Cash Flow Asset Management GP, LLC (1%)
5
Owned by: Lionstone Partners, LLC (99.9%) & LPL 1111 Broadway GP, LLC (0.1%)
6
Columbia Threadneedle AM (Holdings) plc owns a percentage of the entity

7
Columbia ThreadneedleTreasury Limited holds 1 unit
8
One-third of this entity is owned by American Express Travel Related Services
Item 30. Indemnification
The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an “Enterprise”), and including appeals therein (any such action or process being hereinafter referred to as a “Proceeding”), by reason of the fact that such person, such person’s testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney’s fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.
No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person’s acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.
The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.
Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriter
(a) RiverSource Distributors Inc. acts as principal underwriter for:
RiverSource Variable Annuity Account 1
RiverSource Variable Annuity Account
RiverSource Account F
RiverSource Variable Annuity Fund A
RiverSource Variable Annuity Fund B
RiverSource Variable Account 10
RiverSource Account SBS
RiverSource MVA Account
RiverSource Account MGA
RiverSource Account for Smith Barney
RiverSource Variable Life Separate Account
RiverSource Variable Life Account
RiverSource of New York Variable Annuity Account 1
RiverSource of New York Variable Annuity Account 2
RiverSource of New York Account 4
RiverSource of New York Account 7
RiverSource of New York Account 8
(b) As to each director, officer or partner of the principal underwriter:
Name and Principal Business Address*	Positions and Offices with Underwriter
Kara D. Sherman	Director
Janz, Sara S.	Director
Gumer C. Alvero	Chairman of the Board and Chief Executive Officer

Name and Principal Business Address*	Positions and Offices with Underwriter
Shweta Jhanji	Senior Vice President and Treasurer
Paula J. Minella	Secretary
Jason S. Bartylla	Chief Financial Officer
*
The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.
(c) RiverSource Distributors Inc., the principal underwriter during Registrant’s last fiscal year, was paid the following commissions:
NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
RiverSource Distributors, Inc.	$439,655,537	None	None	None
Item 31A. Information about Contracts with Indexed-Linked Options and Fixed Options Subject to a Contract Adjustment
(a)
Name of the Contract	Number of Contracts Outstanding	Total Value Attributable to the Index and/or Fixed Option Subject to an Adjustment	Number of Contracts Sold During the Prior Calendar Year	Gross Premiums Received During the Prior Calendar Year	Amount of Contract Value Redeemed During the Prior Calendar Year	Combination Contract (Yes/No)
RiverSource Guarantee Period Account	815	24,260,654	0	115,666	970,832	Yes
Item 32. Location of Accounts and Records
Not applicable
Item 33. Management Services
Not applicable.
Item 34. Fee Representation
The RiverSource Life Insurance Company (the Company) hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by the Company.
The Company hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to its Registration Statement and has caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on September 19, 2025.
RiverSource Variable Account 10
(Registrant)
By:	/s/ Gumer C. Alvero
Gumer C. Alvero Chairman of the Board and President
As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on September 19, 2025.
RiverSource Life Insurance Company
(Depositor)
By:	/s/ Gumer C. Alvero
Gumer C. Alvero Chairman of the Board and President
As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on September 19, 2025.
Signature	Title
/s/ Gumer C. Alvero	Chairman of the Board and President (Chief Executive Officer)
Gumer C. Alvero
/s/ Michael J. Pelzel	Senior Vice President – Corporate Tax
Michael J. Pelzel
/s/ Kevin L Kehn	Director, Senior Vice President and Chief Actuary
Kevin L Kehn
/s/ Shweta Jhanji	Senior Vice President and Treasurer
Shweta Jhanji
/s/ Brian E. Hartert	Director, Chief Financial Officer (Chief Financial Officer)
Brian E. Hartert
/s/ Gene R. Tannuzzo	Director
Gene R. Tannuzzo
/s/ Gregg L. Ewing	Vice President and Controller (Principal Accounting Officer)
Gregg L. Ewing
/s/ Stephen R. Wolfrath	Director, Senior Vice President-Insurance and Annuities Product Development and Management
Stephen R. Wolfrath
/s/ Kara D Sherman	Director, Senior Vice President – National Sales Manager - Insurance
Kara D Sherman
Signed pursuant to Power of Attorney to sign Amendment to this Registration Statement, dated Sept. 08, 2025, is filed electronically herewith.

/s/ Nicole D. Wood
Nicole D. Wood Assistant General Counsel and Assistant Secretary

Contents of Post-Effective Amendment No. 10
This Registration Statement is comprised of the following papers and documents:
The Cover Page.
PART A.
The prospectus for:
RiverSource RAVA 5 Access Variable Annuity
(Offered for contract applications signed on or after June 22, 2020)
PART B.
The combined Statement of Additional Information and Financial Statements for RiverSource Variable Account 10 dated September 22, 2025 filed electronically as Part B to Post-Effective Amendment No. 25 to Registration Statement No. 333-230376, is incorporated by reference.
Part C.
Other Information.
The signatures.
Exhibits.

Exhibit Index
(k)	Opinion of counsel and consent to its use as to the legality of the securities being registered.
(l)	Consent of Independent Registered Public Accounting Firm
(p)	Power of Attorney